                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 21 (File No. 333-57852)             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24 (File No. 811-10321)                            [X]


RIVERSOURCE MANAGERS SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on July 30, 2009 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS AGGRESSIVE GROWTH FUND


PROSPECTUS JULY 30, 2009


RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.

Classes A, B, C, I, R2, R3, R4 and R5

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


YOU MAY QUALIFY FOR SALES CHARGE DISCOUNTS ON PURCHASES OF CLASS A SHARES. PLEASE NOTIFY YOUR FINANCIAL INTERMEDIARY IF YOU HAVE OTHER ACCOUNTS HOLDING SHARES OF FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS TO DETERMINE WHETHER YOU QUALIFY FOR A SALES CHARGE DISCOUNT. SEE "BUYING AND SELLING SHARES" FOR MORE INFORMATION.


 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    5p
Past Performance..................................    6p
Fees and Expenses.................................   11p
Other Investment Strategies and Risks.............   14p
Fund Management and Compensation..................   17p
FINANCIAL HIGHLIGHTS..............................   20P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Sales Charges...................................   S.7
  Opening an Account..............................  S.16
Exchanging or Selling Shares......................  S.19
  Exchanges.......................................  S;22
  Selling Shares..................................  S.25
PRICING AND VALUING OF FUND SHARES................  S.26
DISTRIBUTIONS AND TAXES...........................  S.27
GENERAL INFORMATION...............................  S.30




RIVERSOURCE FAMILY OF FUNDS

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.

RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.



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2P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Partners Aggressive Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's net assets, including the amount of any borrowings for investment purposes, are invested primarily in equity securities of medium-sized U.S. companies. Medium-sized companies are those whose market capitalization at the time of purchase falls within the range of the Russell Midcap(R) Growth Index. Although it invests primarily in medium-sized companies, the Fund may also invest in companies of any size or capitalization. Up to 25% of the Fund's net assets may be invested in foreign investments.


RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, American Century Investment Management, Inc. (American Century) and Turner Investment Partners, Inc. (Turner) (the Subadvisers), which provide day-to-day management for the Fund. RiverSource Investments, subject to the oversight of the Fund's Board of Directors (Board), decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting stocks.


AMERICAN CENTURY

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.


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              RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  3P

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers' principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, American Century also considers companies demonstrating price strength relative to their peers. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

TURNER

Turner believes that a company's earnings expectations are largely responsible for driving its stock price and, for that reason, seeks to purchase growth companies with strong and sustainable earnings prospects and favorable trading volume and price patterns. Turner's investment team conducts in-depth research on individual companies' business models and blends that with computer screening and analysis to identify attractive companies for purchase. Turner invests in securities of companies traded over the counter or listed on an exchange that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Russell Midcap Growth Index. Turner's investment process involves the use of three methods to evaluate stocks for investment or continued ownership:

- A computer model developed by Turner is used to screen a large universe of possible investments to help Turner's analysts find good candidates for investment. Companies are ranked within sector and size categories based on a variety of quantitative factors, including capitalization size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volume.

- Fundamental research is performed by Turner's analysts. They study companies to identify key drivers of earnings and competitive advantages, to assess a company's business model, to evaluate the strength of the management team and to determine if companies are well positioned within their industry. This type of research is critical to Turner's purchase decision.

- Technical analysis involves the study of charts detailing a company's trading and price history and may serve as additional confirmation of Turner's research and to help to identify attractive points for purchase or sale of a security.


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4P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

Turner will consider selling a security based on the following reasons:

- It detects deterioration in the company's earnings growth potential, business fundamentals or ranking in the model.

- To include a "better idea" in the portfolio.

- To adhere to capacity or capitalization constraints, to maintain sector neutrality or to adjust position size relative to the index.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


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              RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  5P

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.


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6P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class I, Class R2, Class R3, Class R4 and Class R5 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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              RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  7P

                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)
                                   (BAR CHART)

                                                           +12.56%   +9.42%    +7.61%    +31.38%   -48.63%

                                                            2004      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +13.58% (quarter ended Dec. 31, 2004) and the lowest return for a calendar quarter was -27.21% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2009 was +6.55%.



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8P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                                SINCE                    SINCE
                                              INCEPTION     SINCE      INCEPTION
                                             (CLASSES A,  INCEPTION  (CLASSES R2,
                            1 YEAR  5 YEARS   B, C & R4)  (CLASS I)    R3 & R5)
RiverSource Partners
Aggressive Growth Fund:
  Class A
    Return before taxes    -51.58%   -3.36%     +2.56%(a)     N/A          N/A
    Return after taxes on
    distributions          -51.59%   -3.64%     +2.06%(a)     N/A          N/A
    Return after taxes on
    distributions and
    sale of fund shares    -33.52%   -2.89%     +2.00%(a)     N/A          N/A
  Class B
    Return before taxes    -51.55%   -3.32%     +2.68%(a)     N/A          N/A
  Class C
    Return before taxes    -49.52%   -2.95%     +2.84%(a)     N/A          N/A
  Class I
    Return before taxes    -48.38%     N/A        N/A       -3.18%(b)      N/A
  Class R2
    Return before taxes    -48.73%     N/A        N/A         N/A       -18.30%(c)
  Class R3
    Return before taxes    -48.51%     N/A        N/A         N/A       -18.02%(c)
  Class R4
    Return before taxes    -48.33%   -1.92%     +3.90%(a)     N/A          N/A
  Class R5
    Return before taxes    -48.42%     N/A        N/A         N/A       -17.81%(c)
Russell Midcap Growth
Index (reflects no
deduction for fees,
expenses or taxes)         -44.32%   -2.33%     +3.29%(d)   -3.71%(e)   -21.31%(f)
Lipper Mid-Cap Growth
Funds Index                -44.04%   -1.18%     +3.66%(d)   -2.36%(e)   -17.64%(f)



(a) Inception date is April 24, 2003.
(b) Inception date is March 4, 2004.
(c) Inception date is Dec. 11, 2006.


(d) Measurement period started April 24, 2003.


(e) Measurement period started March 4, 2004.


(f) Measurement period started Dec. 11, 2006.


The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


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              RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  9P

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.


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10P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's net assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on net assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS I
                                                                CLASS R2
                                                                CLASS R3
                                                                CLASS R4
                                     CLASS A  CLASS B  CLASS C  CLASS R5
Maximum sales charge (load)
imposed on purchases
(as a percentage of offering
price)                               5.75%(a)   None     None     None
Maximum deferred sales charge
(load) imposed on sales (as a
percentage of offering price at
time of purchase)                     None(b)     5%       1%     None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                             CLASS A  CLASS B  CLASS C
Management fees(c)                            0.84%    0.84%    0.84%
Distribution and/or service (12b-1) fees      0.25%    1.00%    1.00%
Other expenses(d)                             0.56%    0.59%    0.57%
Total annual fund operating expenses          1.65%    2.43%    2.41%
Fee waiver/expense reimbursement              0.42%    0.42%    0.42%
Total annual (net) fund operating
expenses(e)                                   1.23%    2.01%    1.99%





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             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  11P

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) CONT'D



                                 CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(c)                0.84%     0.84%     0.84%     0.84%     0.84%
Distribution and/or service
(12b-1) fees                      0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(d)                 0.14%     0.43%     0.36%     0.45%     0.17%
Total annual fund operating
expenses                          0.98%     1.77%     1.45%     1.29%     1.01%
Fee waiver/expense
reimbursement                     0.20%     0.19%     0.12%     0.21%     0.18%
Total annual (net) fund
operating expenses(e)             0.78%     1.58%     1.33%     1.08%     0.83%



(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See "Sales Charges."

(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3 and Class
    R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.28% for Class A, 2.06% for Class B, 2.04% for Class C, 0.83% for Class I, 1.63% for Class R2, 1.38% for Class R3, 1.13% for Class R4 and 0.88% for Class R5.



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12P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $693     $1,027    $1,384    $2,389
Class B                             $704(b)  $1,018(b) $1,459(b) $2,545(c)
Class C                             $302(b)  $  712    $1,249    $2,719
Class I                             $ 80     $  292    $  523    $1,188
Class R2                            $161     $  539    $  943    $2,073
Class R3                            $135     $  447    $  782    $1,730
Class R4                            $110     $  389    $  688    $1,543
Class R5                            $ 85     $  304    $  541    $1,225



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $693     $1,027    $1,384    $2,389
Class B                             $204     $  718    $1,259    $2,545(b)
Class C                             $202     $  712    $1,249    $2,719
Class I                             $ 80     $  292    $  523    $1,188
Class R2                            $161     $  539    $  943    $2,073
Class R3                            $135     $  447    $  782    $1,730
Class R4                            $110     $  389    $  688    $1,543
Class R5                            $ 85     $  304    $  541    $1,225



(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.



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             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  13P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.


Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager or subadviser would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for

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14P RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information'' for more information.



Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Fund Management and Compensation, Investment Manager.'' The date the current Subadviser(s) began serving the Fund is set forth under "Fund Management and Compensation, Investment Manager." When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."


Multi-Manager Risk. While RiverSource Investments, as the Fund's investment manager, monitors each subadviser and the overall management of the Fund, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the

--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  15P

Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
16P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  17P

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.84% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board.

Each Subadviser manages a portion of the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

AMERICAN CENTURY

American Century, which has served as subadviser to the Fund since April 2003, is located at 4500 Main Street, Kansas City, Missouri. American Century, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to American Century are:


- Glenn A. Fogle, CFA, Chief Investment Officer, U.S. Growth Equity - Mid and Small Cap, Senior Vice President and Senior Portfolio Manager. Mr. Fogle joined American Century in 1990 and became a portfolio manager in 1993. He has a bachelor of business administration (management) and an MBA in finance from Texas Christian University.



- Brad J. Eixmann, CFA, Portfolio Manager. Mr. Eixmann has been a member of the team that manages the fund since joining American Century in July 2002 as an investment analyst. He became a Portfolio Manager in February 2007. He has a bachelor's degree in managerial studies and economics from Rice University and an MBA in finance from the University of Texas.



--------------------------------------------------------------------------------
18P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

TURNER

Turner, which has served as subadviser to the Fund since April 2003, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers on the committee responsible for the day-to-day management of the portion of the Fund allocated to Turner, led by Christopher K. McHugh, include:


- Christopher K. McHugh, Vice President and Senior Portfolio Manager. Mr. McHugh joined Turner Investment Partners in 1990, and has 23 years of investment experience. Prior to 1990, he was a performance specialist with Provident Capital Management. He received a BS degree from Philadelphia University in accounting and an MBA in finance from St. Joseph's University.



- Tara R. Hedlund, CFA, CPA, Security Analyst/Portfolio Manager and Principal. Ms. Hedlund joined Turner Investment Partners in 2000, and has 14 years of investment experience. Prior to 2000, she was an audit engagement senior at Arthur Andersen LLP. She received a BS degree from Villanova University in accounting. She is a member of PICPA and AICPA and a regular member of the CFA Institute and the CFA Society of Philadelphia.



- Jason D. Schrotberger, CFA, Security Analyst/Portfolio Manager and Principal. Mr. Schrotberger joined Turner Investment Partners in 2001 and has 15 years of investment experience. Prior to 2001, he was an investment analyst at BlackRock Financial Management. He received a BA degree from Denison University in economics and an MBA in finance from the University of Illinois. He is a regular member of the CFA Institute and CFA Society of Philadelphia.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  19P

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER MAY 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE MAY 31, 2007 HAS BEEN AUDITED BY OTHER AUDITORS.




--------------------------------------------------------------------------------
20P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.59        $9.85        $8.35        $7.29        $6.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.04)(b)     (.09)(b)     (.07)        (.06)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (4.41)         .83         1.73         1.34          .46
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.45)         .74         1.66         1.28          .43
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.02)
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
Tax return of capital                                 (.00)(c)       --           --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.13       $10.59        $9.85        $8.35        $7.29
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $207         $398         $400         $418          $25
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.65%        1.65%        1.58%        1.69%        1.97%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.26%        1.42%        1.30%        1.38%        1.55%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.59%)       (.89%)       (.71%)       (.77%)       (.90%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (42.06%)       7.51%       20.14%       17.57%        6.17%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  21P

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.19        $9.55        $8.17        $7.18        $6.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.09)(b)     (.16)(b)     (.12)        (.12)        (.06)
Net gains (losses) (both realized and
 unrealized)                                         (4.24)         .80         1.66         1.33          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.33)         .64         1.54         1.21          .36
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
Tax return of capital                                 (.00)(c)       --           --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.85       $10.19        $9.55        $8.17        $7.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $30          $81          $97         $119           $7
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.43%        2.41%        2.36%        2.47%        2.75%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.04%        2.19%        2.07%        2.15%        2.34%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.38%)      (1.67%)      (1.48%)      (1.55%)      (1.70%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (42.53%)       6.70%       19.11%       16.86%        5.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.18% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
22P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.19        $9.55        $8.17        $7.18        $6.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.09)(b)     (.16)(b)     (.12)        (.11)        (.07)
Net gains (losses) (both realized and
 unrealized)                                         (4.24)         .80         1.66         1.32          .43
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.33)         .64         1.54         1.21          .36
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
Tax return of capital                                 (.00)(c)       --           --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.85       $10.19        $9.55        $8.17        $7.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $3           $2           $2          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.41%        2.41%        2.35%        2.48%        2.75%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.02%        2.19%        2.06%        2.18%        2.35%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.33%)      (1.64%)      (1.47%)      (1.44%)      (1.70%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (42.53%)       6.70%       19.11%       16.86%        5.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.18% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  23P

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.77        $9.97        $8.42        $7.32        $6.97
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.04)(b)     (.04)        (.02)          --
Net gains (losses) (both realized and
 unrealized)                                         (4.49)         .84         1.75         1.34          .45
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.50)         .80         1.71         1.32          .45
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.03)
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
Tax return of capital                                 (.00)(c)       --           --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.26       $10.77        $9.97        $8.42        $7.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $71         $142          $99          $74          $39
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .98%        1.11%         .96%        1.18%        1.50%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                      .81%         .98%         .91%        1.10%        1.23%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.13%)       (.43%)       (.32%)       (.21%)       (.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return                                       (41.82%)       8.02%       20.57%       18.04%        6.49%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.97% for the year ended May 31, 2008.


--------------------------------------------------------------------------------
24P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                $10.62        $9.89        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.06)(c)     (.11)(c)     (.06)
Net gains (losses) (both realized and
 unrealized)                                         (4.43)         .84         1.37
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.49)         .73         1.31
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.12       $10.62        $9.89
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.77%        1.94%        1.72%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.59%        1.74%        1.62%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.89%)      (1.13%)      (1.11%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (42.32%)       7.38%       15.23%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  25P

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                $10.67        $9.90        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(c)     (.08)(c)     (.05)
Net gains (losses) (both realized and
 unrealized)                                         (4.45)         .85         1.37
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.48)         .77         1.32
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.18       $10.67        $9.90
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.45%        1.66%        1.53%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.21%        1.27%        1.37%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.45%)       (.75%)       (.85%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (42.02%)       7.78%       15.35%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
26P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.70        $9.91        $8.39        $7.31        $6.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.05)(b)     (.05)        (.03)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         (4.45)         .84         1.73         1.33          .45
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.47)         .79         1.68         1.30          .44
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.02)
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.22       $10.70        $9.91        $8.39        $7.31
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.29%        1.42%        1.31%        1.50%        1.80%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .95%        1.03%        1.13%        1.25%        1.37%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.24%)       (.46%)       (.54%)       (.39%)       (.74%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return                                       (41.81%)       7.97%       20.28%       17.79%        6.40%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS  27P

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                $10.72        $9.93        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(c)     (.05)(c)     (.03)
Net gains (losses) (both realized and
 unrealized)                                         (4.47)         .84         1.38
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.48)         .79         1.35
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.23       $10.72        $9.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.01%        1.16%        1.02%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .85%        1.02%         .87%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.17%)       (.50%)       (.35%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (41.83%)       7.96%       15.70%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.


--------------------------------------------------------------------------------
28P  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 PROSPECTUS

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9





DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
-----------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
-----------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
-----------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                             S.2






 INVESTMENT OPTIONS SUMMARY (CONTINUED)


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class Y
                    Limited to              No.                   No.                   No.                   Yes.
                       qualifying                                                                             0.15%
                       institutional
                       investors.
-----------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution


--------------------------------------------------------------------------------
S.3







fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.



--------------------------------------------------------------------------------
                                                                             S.4






CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.



--------------------------------------------------------------------------------
S.5






CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.



--------------------------------------------------------------------------------
                                                                             S.6






SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




--------------------------------------------------------------------------------
S.7






For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and



--------------------------------------------------------------------------------
                                                                             S.8






- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.



--------------------------------------------------------------------------------
S.9






Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



--------------------------------------------------------------------------------
                                                                            S.10






- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.



--------------------------------------------------------------------------------
S.11







Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.



--------------------------------------------------------------------------------
                                                                            S.12






CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.



--------------------------------------------------------------------------------
S.13






You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.



--------------------------------------------------------------------------------
                                                                            S.14






CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.



--------------------------------------------------------------------------------
S.15






OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application



--------------------------------------------------------------------------------
                                                                            S.16







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)


BY MAIL (CONT.)    with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.17







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000



--------------------------------------------------------------------------------
                                                                            S.18




 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
S.19







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal
 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                            S.20







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.21






CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.



--------------------------------------------------------------------------------
                                                                            S.22






FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.



--------------------------------------------------------------------------------
S.23






- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.



--------------------------------------------------------------------------------
                                                                            S.24






- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the



--------------------------------------------------------------------------------
S.25








same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.


In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.



If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.



The fund reserves the right to redeem in kind.



For more details and a description of other sales policies, please see the SAI.


PRICING AND VALUING OF FUND SHARES


For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.



Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both



--------------------------------------------------------------------------------
                                                                            S.26








market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.



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S.27







DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.



--------------------------------------------------------------------------------
                                                                            S.28







For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.



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S.29






Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.


Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.


For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.



GENERAL INFORMATION



AVAILABILITY AND TRANSFERABILITY OF FUND SHARES



Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.



ADDITIONAL SERVICES AND COMPENSATION



In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.



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                                                                            S.30







Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



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S.31







Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.



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                                                                            S.32







These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.



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S.33







From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."



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                                                                            S.34







ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.



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S.35







CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



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                                                                            S.36

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.



Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.



RiverSource Family of Funds

734 Ameriprise Financial Center
Minneapolis, MN 55474



(800) 221-2450



RiverSource Family of Funds information available:
(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

Investment Company Act File #811-10321

TICKER SYMBOL
Class A: ASGFX   Class B: ARGBX   Class C: RAGCX   Class I: APAIX
Class R2: --     Class R3: --     Class R4: RSASX  Class R5: --




(RIVERSOURCE INVESTMENTS LOGO)                                S-6260-99 K (7/09)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS FUNDAMENTAL VALUE FUND


PROSPECTUS JULY 30, 2009


RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.

Classes A, B, C, I and R4

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial intermediary if you have other accounts holding shares of funds in the RiverSource Family of Funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    4p
Past Performance..................................    5p
Fees and Expenses.................................    9p
Other Investment Strategies and Risks.............   12p
Fund Management and Compensation..................   15p
FINANCIAL HIGHLIGHTS..............................   17P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Sales Charges...................................   S.7
  Opening an Account..............................  S.16
Exchanging or Selling Shares......................  S.19
  Exchanges.......................................  S.22
  Selling Shares..................................  S.25
PRICING AND VALUING OF FUND SHARES................  S.26
DISTRIBUTIONS AND TAXES...........................  S.27
GENERAL INFORMATION...............................  S.30




RIVERSOURCE FAMILY OF FUNDS



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.



RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.



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2P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Partners Fundamental Value Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign investments.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis) (the Subadviser), which provides day-to-day management of the Fund.


Over the years, Davis has developed a list of characteristics that the portfolio managers believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate, in its view, a majority or an appropriate mix of these characteristics:


- Proven track record


- Significant alignment of interest in business


- Smart application of technology to improve business and lower costs

- Strong balance sheet

- Low cost structure

- High returns on capital

- Non-obsolescent products/services

- Dominant or growing market share

- Global presence and brand names

After determining which companies the Subadviser wishes to own, it then turns its analysis to determining the intrinsic value of those companies' common stock. The Subadviser seeks to identify common stocks which can be purchased at attractive valuations relative to their intrinsic value. The Subadviser's goal is to invest in companies for the long term. It considers selling a company if it believes the stock's market price exceeds its estimate of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.


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              RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  3P

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:


Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


--------------------------------------------------------------------------------
4P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (4) the risk that the financial services sector has become increasingly competitive; and (5) the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses, for example subprime loans.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


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              RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  5P

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class I and Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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6P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)



                                   (BAR CHART)


                                       -17.46%   +29.19%   +10.99%   +8.99%    +14.45%   +4.27%    -39.81%

                                        2002      2003      2004      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +16.21% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -24.61% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2009 was +5.80%.



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              RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  7P

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                                        SINCE
                                                      INCEPTION     SINCE
                                                     (CLASSES A,  INCEPTION
                                    1 YEAR  5 YEARS   B, C & R4)  (CLASS I)
RiverSource Partners Fundamental
Value Fund:
  Class A
    Return before taxes            -43.29%   -3.91%     -2.16%(a)     N/A
    Return after taxes on
    distributions                  -43.96%   -4.61%     -2.64%(a)     N/A
    Return after taxes on
    distributions and sale of
    fund shares                    -27.34%   -3.19%     -1.76%(a)     N/A
  Class B
    Return before taxes            -43.10%   -3.81%     -2.14%(a)     N/A
  Class C
    Return before taxes            -40.84%   -3.47%     -2.07%(a)     N/A
  Class I
    Return before taxes            -39.64%     N/A        N/A       -3.48%(b)
  Class R4
    Return before taxes            -39.55%   -2.47%     -1.15%(a)     N/A
S&P 500 Index (reflects no
deduction for fees, expenses or
taxes)                             -37.00%   -2.19%     -2.00%(c)   -3.09%(d)
Lipper Large-Cap Core Funds
Index                              -37.07%   -2.73%     -2.64%(c)   -3.51%(d)



(a) Inception date is June 18, 2001.
(b) Inception date is March 4, 2004.

(c) Measurement period started June 18, 2001.


(d) Measurement period started March 4, 2004.


The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.



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8P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's net assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on net assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS I
                                     CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load)
imposed on purchases
(as a percentage of offering
price)                               5.75%(a)   None     None     None
Maximum deferred sales charge
(load) imposed on sales (as a
percentage of offering price at
time of purchase)                     None(b)     5%       1%     None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                           CLASS A  CLASS B  CLASS C
Management fees(c)                          0.69%    0.69%    0.69%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%
Other expenses(d)                           0.39%    0.40%    0.39%
Total annual fund operating expenses        1.33%    2.09%    2.08%
Fee waiver/expense reimbursement            0.21%    0.20%    0.20%
Total annual (net) fund operating
expenses(e)                                 1.12%    1.89%    1.88%





                                                CLASS I  CLASS R4
Management fees(c)                               0.69%     0.69%
Distribution and/or service (12b-1) fees         0.00%     0.00%
Other expenses(d)                                0.10%     0.42%
Total annual fund operating expenses             0.79%     1.11%
Fee waiver/expense reimbursement                 0.12%     0.14%
Total annual (net) fund operating expenses(e)    0.67%     0.97%





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              RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  9P

(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.15% for Class A, 1.92% for Class B, 1.91% for Class C, 0.70% for Class I and 1.00% for Class R4.



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10P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $683      $953     $1,244    $2,072
Class B                             $692(b)   $936(b)  $1,306(b) $2,215(c)
Class C                             $291(b)   $633     $1,101    $2,399
Class I                             $ 68      $241     $  428    $  971
Class R4                            $ 99      $339     $  599    $1,344



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $683      $953     $1,244    $2,072
Class B                             $192      $636     $1,106    $2,215(b)
Class C                             $191      $633     $1,101    $2,399
Class I                             $ 68      $241     $  428    $  971
Class R4                            $ 99      $339     $  599    $1,344



(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.



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             RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  11P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.


Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager or subadviser would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for

--------------------------------------------------------------------------------
12P RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.



Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Fund Management and Compensation, Investment Manager." The date the current Subadviser(s) began serving the Fund is set forth under "Fund Management and Compensation, Investment Manager." When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."



Multi-Manager Risk. While RiverSource Investments, as the Fund's investment manager, monitors each subadviser and the overall management of the Fund, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.



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             RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  13P

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


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14P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



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             RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  15P

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.69% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board.

The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

DAVIS

Davis, which has served as subadviser to the Fund since June 2001, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the Fund are:

- Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

- Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for the Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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16P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER MAY 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE MAY 31, 2007 HAS BEEN AUDITED BY OTHER AUDITORS.



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             RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  17P

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.06        $7.02        $6.05        $5.45        $5.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .04(b)       .03          .02          .01
Net gains (losses) (both realized and
 unrealized)                                         (2.11)        (.42)        1.21          .60          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.07)        (.38)        1.24          .62          .43
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.05)        (.02)        (.02)        (.02)
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.28)        (.58)        (.27)        (.02)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.71        $6.06        $7.02        $6.05        $5.45
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $319         $648         $823         $741         $641
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.33%        1.27%        1.18%        1.26%        1.30%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.10%        1.20%        1.13%        1.26%        1.30%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .97%         .55%         .67%         .46%         .58%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (33.78%)      (5.49%)      20.76%       11.38%        8.57%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.


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18P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.84        $6.79        $5.89        $5.32        $4.94
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)      (.01)(b)     (.01)        (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (2.03)        (.41)        1.16          .59          .40
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.02)        (.42)        1.15          .57          .38
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.55        $5.84        $6.79        $5.89        $5.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $69         $162         $258         $281         $294
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.09%        2.02%        1.95%        2.03%        2.06%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.87%        1.96%        1.89%        2.03%        2.06%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .19%        (.23%)       (.11%)       (.30%)       (.20%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (34.26%)      (6.27%)      19.76%       10.71%        7.69%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  19P

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.87        $6.82        $5.91        $5.34        $4.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)      (.01)(b)     (.01)        (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (2.04)        (.41)        1.17          .58          .40
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.03)        (.42)        1.16          .57          .38
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.57        $5.87        $6.82        $5.91        $5.34
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $8          $15          $20          $18          $17
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.08%        2.02%        1.94%        2.03%        2.07%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.86%        1.96%        1.89%        2.03%        2.07%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .22%        (.21%)       (.09%)       (.31%)       (.20%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (34.24%)      (6.24%)      19.87%       10.67%        7.66%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
20P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.12        $7.09        $6.11        $5.49        $5.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .06(b)       .06          .04          .02
Net gains (losses) (both realized and
 unrealized)                                         (2.14)        (.42)        1.20          .62          .44
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.08)        (.36)        1.26          .66          .46
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.08)        (.03)        (.04)        (.04)
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.29)        (.61)        (.28)        (.04)        (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.75        $6.12        $7.09        $6.11        $5.49
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $148         $159          $91          $86          $38
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .79%         .86%         .76%         .83%         .85%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .69%         .84%         .76%         .83%         .85%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.42%         .91%        1.05%         .91%        1.10%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.47%)      (5.20%)      21.04%       11.96%        8.99%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS  21P

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.11        $7.06        $6.08        $5.47        $5.06
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .06(b)       .05          .03          .02
Net gains (losses) (both realized and
 unrealized)                                         (2.13)        (.41)        1.21          .61          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.08)        (.35)        1.26          .64          .44
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.07)        (.03)        (.03)        (.03)
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.30)        (.60)        (.28)        (.03)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.73        $6.11        $7.06        $6.08        $5.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--           $1           $1           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.11%        1.14%        1.03%        1.09%        1.13%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .80%         .83%         .96%        1.09%        1.13%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.24%         .91%         .87%         .64%         .79%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.64%)      (4.97%)      20.99%       11.65%        8.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.



--------------------------------------------------------------------------------
22P  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 PROSPECTUS

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9





DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
-----------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
-----------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
-----------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                             S.2






 INVESTMENT OPTIONS SUMMARY (CONTINUED)


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class Y
                    Limited to              No.                   No.                   No.                   Yes.
                       qualifying                                                                             0.15%
                       institutional
                       investors.
-----------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution


--------------------------------------------------------------------------------
S.3







fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.



--------------------------------------------------------------------------------
                                                                             S.4






CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.



--------------------------------------------------------------------------------
S.5






CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.



--------------------------------------------------------------------------------
                                                                             S.6






SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




--------------------------------------------------------------------------------
S.7






For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and



--------------------------------------------------------------------------------
                                                                             S.8






- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.



--------------------------------------------------------------------------------
S.9






Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



--------------------------------------------------------------------------------
                                                                            S.10






- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.



--------------------------------------------------------------------------------
S.11







Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.



--------------------------------------------------------------------------------
                                                                            S.12






CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.



--------------------------------------------------------------------------------
S.13






You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.



--------------------------------------------------------------------------------
                                                                            S.14






CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.



--------------------------------------------------------------------------------
S.15






OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application



--------------------------------------------------------------------------------
                                                                            S.16







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)


BY MAIL (CONT.)    with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.17







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

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MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000



--------------------------------------------------------------------------------
                                                                            S.18




 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
S.19







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal
 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                            S.20







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.21






CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.



--------------------------------------------------------------------------------
                                                                            S.22






FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.



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S.23






- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.



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                                                                            S.24






- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the



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S.25








same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.


In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.



If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.



The fund reserves the right to redeem in kind.



For more details and a description of other sales policies, please see the SAI.


PRICING AND VALUING OF FUND SHARES


For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.



Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both



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                                                                            S.26








market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.



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S.27







DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.



--------------------------------------------------------------------------------
                                                                            S.28







For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.



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S.29






Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.


Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.


For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.



GENERAL INFORMATION



AVAILABILITY AND TRANSFERABILITY OF FUND SHARES



Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.



ADDITIONAL SERVICES AND COMPENSATION



In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.



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                                                                            S.30







Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



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S.31







Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.



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                                                                            S.32







These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.



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S.33







From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."



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                                                                            S.34







ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.



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S.35







CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



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                                                                            S.36

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.



Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.



RiverSource Family of Funds

734 Ameriprise Financial Center
Minneapolis, MN 55474

(800) 221-2450



RiverSource Family of Funds information available:


(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com



You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.


Investment Company Act File #811-10321

TICKER SYMBOL
Class A: AFVAX   Class B: AFVBX   Class C: AFVCX
Class I: AFVIX   Class R4: --




(RIVERSOURCE INVESTMENTS LOGO)                                S-6236-99 M (7/09)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS SELECT VALUE FUND


PROSPECTUS JULY 30, 2009


RIVERSOURCE PARTNERS SELECT VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

Classes A, B, C, I and R4

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial intermediary if you have other accounts holding shares of funds in the RiverSource Family of Funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    4p
Past Performance..................................    5p
Fees and Expenses.................................    9p
Other Investment Strategies and Risks.............   12p
Fund Management and Compensation..................   15p
FINANCIAL HIGHLIGHTS..............................   19P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Sales Charges...................................   S.7
  Opening an Account..............................  S.16
Exchanging or Selling Shares......................  S.19
  Exchanges.......................................  S.22
  Selling Shares..................................  S.25
PRICING AND VALUING OF FUND SHARES................  S.26
DISTRIBUTIONS AND TAXES...........................  S.27
GENERAL INFORMATION...............................  S.30




RIVERSOURCE FAMILY OF FUNDS



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.



RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.



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2P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Partners Select Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes, the Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range and the composition of the Russell Midcap Value Index are subject to change.



RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's two subadvisers, Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management, L.L.P. (WEDGE) (the subadvisers), which provide day-to-day management for the Fund. RiverSource Investments, subject to the oversight of the Fund's Board of Directors (Board), decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time.


SYSTEMATIC


Systematic's investment strategy originates with a quantitative screening of all companies (U.S. Equity, Real Estate Investment Trusts (REITs), American Depositary Receipts (ADRs) and foreign securities traded on U.S. markets) with market capitalizations generally consistent with that of the Russell Midcap Value Index. The companies are ranked by attractive valuation and a positive earnings catalyst. A positive earnings catalyst occurs when a company exceeds flat to rising earnings estimates due to improving fundamentals, which may be and often is indicative of future stock price appreciation. The screening process generates a research focus list of approximately 150 companies meriting rigorous fundamental analysis to confirm each stock's value and catalysts for appreciation. The fundamental analysis involves analyzing a company's income statement, financial statements and health, its management and competitive advantages, current valuation, and its competitors and markets.



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                   RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  3P

Systematic expects that it will sell a stock when price appreciation causes the company valuation to meet or exceed the target valuation that is estimated internally, if other investment opportunities present more attractive prospects from a valuation and expected return basis, if analysis leads to an anticipated downward estimate revision, or in the less likely event of a reported negative earnings surprise such as an unanticipated revision in a company's earnings.

WEDGE

WEDGE employs comprehensive, qualitative and quantitative analysis, seeking stocks selling below a reasonable valuation level, relative to their future earnings potential. These companies must also meet their valuation and financial quality parameters. WEDGE uses two proprietary, fundamentally-based screening models, using publicly available data on all eligible companies (market capitalizations between $1 billion and $15 billion). The fundamental value model identifies stocks with strong profit potential, based on projected earnings growth, earnings quality, dividend yields and forward price/earnings ratios. To preclude investing in financially unsound companies, WEDGE then employs their financial quality model, which focuses on multiple earnings growth, profitability, leverage, and liquidity factors. Stocks are then ranked by both models for relative attractiveness. Analysts then identify those stocks with the greatest perceived profit potential. Areas of emphasis include independent earnings forecasts and financial statement analysis, an evaluation of free cash flow generation and return on invested capital, absolute and relative valuations, industry analysis and competitive positioning, management capabilities and incentives. Companies must be approved for purchase by the firm's Investment Policy Committee.

In order to capture profits, limit losses and ensure style consistency, WEDGE generally will sell a stock when fair valuation is reached, the original investment thesis for a stock materially deteriorates, an upgrade opportunity develops or the stock's fundamental value model ranking falls to a predetermined level.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


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4P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.


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                   RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  5P

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class I and Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.


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6P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)


                                   (BAR CHART)

                                                 +29.62%   +13.51%   +1.76%    +18.32%   +5.83%    -36.76%

                                                  2003      2004      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +17.38% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -26.00% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2009 was +5.63%.



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                   RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  7P

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                                        SINCE
                                                      INCEPTION     SINCE
                                                     (CLASSES A,  INCEPTION
                                    1 YEAR  5 YEARS   B, C & R4)  (CLASS I)
RiverSource Partners Select
Value Fund:
  Class A
    Return before taxes            -40.43%   -2.93%     +0.25%(a)     N/A
    Return after taxes on
    distributions                  -40.87%   -5.01%     -1.34%(a)     N/A
    Return after taxes on
    distributions and sale of
    fund shares                    -26.28%   -2.43%     +0.24%(a)     N/A
  Class B
    Return before taxes            -40.55%   -2.79%     +0.31%(a)     N/A
  Class C
    Return before taxes            -37.29%   -2.51%     +0.36%(a)     N/A
  Class I
    Return before taxes            -36.71%     N/A        N/A       -2.40%(b)
  Class R4
    Return before taxes            -36.60%   -1.54%     +1.34%(a)     N/A
Russell Midcap Value Index
(reflects no deduction for fees,
expense or taxes)                  -38.44%   +0.33%     +2.53%(c)   -0.99%(d)
Lipper Mid-Cap Value Funds Index   -39.71%   -1.24%     +0.84%(c)   -2.69%(d)



(a) Inception date is March 8, 2002.
(b) Inception date is March 4, 2004.

(c) Measurement period started March 8, 2002.


(d) Measurement period started March 4, 2004.


The Russell Midcap Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower to price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.




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8P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's net assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on net assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                 CLASS I
                                     CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load)
imposed on purchases
(as a percentage of offering
price)                               5.75%(a)   None     None     None
Maximum deferred sales charge
(load) imposed on sales
(as a percentage of offering price
at time of purchase)                  None(b)     5%       1%     None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                 CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees(c)                0.88%    0.88%    0.88%    0.88%     0.88%
Distribution and/or service
(12b-1) fees                      0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(d)                 0.63%    0.64%    0.64%    0.28%     0.63%
Total annual fund operating
expenses                          1.76%    2.52%    2.52%    1.16%     1.51%
Fee waiver/expense
reimbursement                     0.38%    0.37%    0.38%    0.23%     0.28%
Total annual (net) fund
operating expenses(e)             1.38%    2.15%    2.14%    0.93%     1.23%







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                   RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  9P

(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.10% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Value Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.28% for Class A, 2.05% for Class B, 2.04% for Class C, 0.83% for Class I and 1.13% for Class R4.



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10P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $707     $1,063    $1,442    $2,504
Class B                             $718(b)  $1,050(b) $1,508(b) $2,645(c)
Class C                             $317(b)  $  749    $1,307    $2,832
Class I                             $ 95     $  346    $  617    $1,393
Class R4                            $125     $  450    $  798    $1,783



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $707     $1,063    $1,442    $2,504
Class B                             $218     $  750    $1,308    $2,645(b)
Class C                             $217     $  749    $1,307    $2,832
Class I                             $ 95     $  346    $  617    $1,393
Class R4                            $125     $  450    $  798    $1,783



(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.



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                  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  11P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.


Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager or subadviser would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security,

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12P RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.



Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Additional Management Information, Manager of Managers Exemption." The date the current Subadviser(s) began serving the Fund is set forth under "Fund Management and Compensation, Investment Manager." When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."


Multi-Manager Risk. While RiverSource Investments, as the Fund's investment manager, monitors each subadviser and the overall management of the Fund, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.


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                  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  13P

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


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14P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



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                  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  15P

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.88% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board.


Each Subadviser manages its portion of the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.


SYSTEMATIC

Systematic, which has served as Subadviser to the Fund since September 2006, is located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey. Systematic, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by Systematic consists of:

Ronald M. Mushock, CFA, Portfolio Manager, is a partner in the firm and has lead portfolio management responsibility for all mid and small/mid cap portfolios. Additionally, Ron maintains analyst responsibilities within selected economic sectors.


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16P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

Ron began his career as a quantitative equity analyst with Abel/Noser Corporation, where he specialized in low P/E -- Earnings Surprise research. As a financial applications specialist with CSK Software, he developed skills in investment analytics, risk management and technical analysis. Prior to joining Systematic, Ron was an equity analyst with Standard and Poor's Equity Group, where he provided fundamental research coverage for a diverse group of companies spanning a wide range of economic sectors and industries.

Ron is a Chartered Financial Analyst, a member of the Association for Investment Management and Research (AIMR) and a member of the New York Society of Security Analysts (NYSSA). Ron received an MBA in finance and international business from New York University's Stern School of Business, and graduated Summa Cum Laude from Seton Hall University with a BS in finance.


D. Kevin McCreesh, CFA, Chief Investment Officer, is a partner in the firm, and as Chief Investment Officer, has oversight responsibilities for all client portfolios. Although Kevin joined Systematic in 1996, he has been actively involved with Systematic's investment discipline since 1990, as he worked with Joe Joshi, Systematic's Chief Executive Officer, at Mitchell Hutchins. Joe developed Systematic's investment process over 20 years ago.


Kevin began his investment career as an analyst in the financial planning and analysis department of IBM's semiconductor manufacturing division. As a senior analyst in Paine Webber's treasury department, and then as controller for Mitchell Hutchins Investment Advisory, Kevin further honed his research and analytical skills. Prior to joining Systematic, he served as equity portfolio manager at Mitchell Hutchins.

Kevin is a Chartered Financial Analyst and a member of the New York Society of Security Analysts (NYSSA). He has an MBA in financial management from Drexel University and a BS in geology from the University of Delaware.

WEDGE

WEDGE, which has served as Subadviser to the Fund since September 2006, is located at 301 South College Street, Suite 2920, Charlotte, North Carolina. WEDGE, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by WEDGE consists of:


--------------------------------------------------------------------------------
                  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  17P

R. Michael James, General Partner, has 35 years of investment experience and is responsible for portfolio management and client service. Prior to forming WEDGE in 1984, Mike was Director of Fixed Income and Securities Trading at First Union National Bank in Charlotte, where he supervised all fixed income portfolios and managed the commingled fixed income funds. He formerly held senior investment and trust management positions with another North Carolina bank. Mike is a graduate of Louisiana State University's School of Banking of the South and received his Bachelor of Arts degree from Wofford College and is a member of the CFA Institute.


Peter F. Bridge, General Partner, has 26 years of investment experience and is responsible for portfolio management and client service. Prior to joining WEDGE in 1997, Pete was a Principal and Fixed Income Partner with Barrow, Hanley, Mewhinney & Strauss, Inc. in Dallas, Texas. Pete also served as a consultant to institutional investment managers while employed by SEI Corporation. Pete received a Bachelor of Arts degree in Economics from the University of Arkansas and his Master of Business Administration from Southern Methodist University.


Paul M. VeZolles, CFA, General Partner, has 24 years of investment experience and is responsible for equity research on companies with market capitalizations between $1.0 billion and $15.0 billion. Prior to joining WEDGE in 1995, Paul was an Equity Analyst at Palley-Needelman Asset Management in Newport Beach, California, and an Equity Analyst with CMB Investment Counselors in Los Angeles. Paul received his Bachelor of Arts degree in Economics from Indiana University and his Master of Arts in Economics from DePaul University and is a member of the CFA Institute.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
18P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER MAY 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE MAY 31, 2007 HAS BEEN AUDITED BY OTHER AUDITORS.



--------------------------------------------------------------------------------
                  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  19P

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.88        $5.93        $7.27        $6.65        $6.13
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .04(b)       .05          .08          .02
Net gains (losses) (both realized and
 unrealized)                                         (1.70)        (.44)        1.35          .64          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.64)        (.40)        1.40          .72          .65
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.03)        (.11)        (.01)        (.01)
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.65)       (2.74)        (.10)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.18        $4.88        $5.93        $7.27        $6.65
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $172         $323         $448         $463         $525
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.76%        1.53%        1.39%        1.30%        1.33%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.39%        1.36%        1.30%        1.30%        1.33%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.66%         .70%         .59%        1.21%         .35%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (33.41%)      (6.67%)      24.19%       10.92%       10.66%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
20P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.64        $5.69        $7.06        $6.50        $6.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .00(b),(c)    --          .07         (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.61)        (.43)        1.30          .58          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.58)        (.43)        1.30          .65          .58
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.00)(c)       --         (.04)          --           --
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.02)        (.62)       (2.67)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.04        $4.64        $5.69        $7.06        $6.50
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $34          $77         $126         $151         $203
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.52%        2.29%        2.15%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.15%        2.12%        2.06%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .88%        (.07%)       (.18%)        .37%        (.43%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (33.92%)      (7.46%)      23.24%       10.13%        9.76%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
                  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  21P

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.64        $5.69        $7.06        $6.50        $6.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .00(b),(c)    --          .07         (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.61)        (.43)        1.31          .58          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.58)        (.43)        1.31          .65          .58
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)          --         (.05)          --           --
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.62)       (2.68)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.03        $4.64        $5.69        $7.06        $6.50
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $7           $9          $10          $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.52%        2.29%        2.15%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.14%        2.12%        2.06%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .91%        (.05%)       (.17%)        .40%        (.43%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (33.97%)      (7.43%)      23.32%       10.13%        9.76%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
22P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.97        $6.03        $7.36        $6.70        $6.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .06(b)       .07          .12          .04
Net gains (losses) (both realized and
 unrealized)                                         (1.73)        (.45)        1.38          .65          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.66)        (.39)        1.45          .77          .67
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.05)        (.15)        (.02)        (.01)
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.67)       (2.78)        (.11)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.23        $4.97        $6.03        $7.36        $6.70
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $52          $20          $30          $13          $14
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.16%        1.08%         .95%         .83%         .86%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .96%         .98%         .94%         .83%         .86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.21%        1.09%        1.00%        1.56%         .80%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.19%)      (6.37%)      24.65%       11.62%       11.02%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.97% for the year ended May 31, 2008.


--------------------------------------------------------------------------------
                  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS  23P

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.93        $5.98        $7.32        $6.68        $6.15
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .06(b)       .06          .10          .03
Net gains (losses) (both realized and
 unrealized)                                         (1.72)        (.44)        1.36          .64          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.65)        (.38)        1.42          .74          .66
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.05)        (.13)        (.01)        (.01)
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.67)       (2.76)        (.10)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.20        $4.93        $5.98        $7.32        $6.68
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.51%        1.38%        1.22%        1.12%        1.15%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.06%         .98%        1.13%        1.12%        1.15%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.13%        1.10%         .77%        1.63%         .51%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.26%)      (6.29%)      24.27%       11.26%       10.81%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.


--------------------------------------------------------------------------------
24P  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 PROSPECTUS

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9





DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
-----------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
-----------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
-----------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                             S.2






 INVESTMENT OPTIONS SUMMARY (CONTINUED)


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class Y
                    Limited to              No.                   No.                   No.                   Yes.
                       qualifying                                                                             0.15%
                       institutional
                       investors.
-----------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution


--------------------------------------------------------------------------------
S.3







fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.



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                                                                             S.4






CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.



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S.5






CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.



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                                                                             S.6






SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




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S.7






For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and



--------------------------------------------------------------------------------
                                                                             S.8






- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.



--------------------------------------------------------------------------------
S.9






Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



--------------------------------------------------------------------------------
                                                                            S.10






- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.



--------------------------------------------------------------------------------
S.11







Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.



--------------------------------------------------------------------------------
                                                                            S.12






CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.



--------------------------------------------------------------------------------
S.13






You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.



--------------------------------------------------------------------------------
                                                                            S.14






CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.



--------------------------------------------------------------------------------
S.15






OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application



--------------------------------------------------------------------------------
                                                                            S.16







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)


BY MAIL (CONT.)    with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.17







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000



--------------------------------------------------------------------------------
                                                                            S.18




 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
S.19







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal
 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                            S.20







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.21






CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.



--------------------------------------------------------------------------------
                                                                            S.22






FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.



--------------------------------------------------------------------------------
S.23






- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.



--------------------------------------------------------------------------------
                                                                            S.24






- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the



--------------------------------------------------------------------------------
S.25








same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.


In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.



If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.



The fund reserves the right to redeem in kind.



For more details and a description of other sales policies, please see the SAI.


PRICING AND VALUING OF FUND SHARES


For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.



Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both



--------------------------------------------------------------------------------
                                                                            S.26








market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.



--------------------------------------------------------------------------------
S.27







DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.



--------------------------------------------------------------------------------
                                                                            S.28







For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.



--------------------------------------------------------------------------------
S.29






Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.


Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.


For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.



GENERAL INFORMATION



AVAILABILITY AND TRANSFERABILITY OF FUND SHARES



Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.



ADDITIONAL SERVICES AND COMPENSATION



In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.



--------------------------------------------------------------------------------
                                                                            S.30







Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



--------------------------------------------------------------------------------
S.31







Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.



--------------------------------------------------------------------------------
                                                                            S.32







These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.



--------------------------------------------------------------------------------
S.33







From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."



--------------------------------------------------------------------------------
                                                                            S.34







ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.



--------------------------------------------------------------------------------
S.35







CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



--------------------------------------------------------------------------------
                                                                            S.36

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.



Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.


RiverSource Family of Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474



(800) 221-2450


RiverSource Family of Funds information available:

(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com



You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.


Investment Company Act File #811-10321

TICKER SYMBOL
Class A: AXVAX   Class B: AXVBX   Class C: ACSVX
Class I: RSSIX   Class R4: --




(RIVERSOURCE INVESTMENTS LOGO)                                S-6240-99 L (7/09)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE PARTNERS
SMALL CAP EQUITY FUND


PROSPECTUS JULY 30, 2009


RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

Classes A, B, C, I and R4

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


YOU MAY QUALIFY FOR SALES CHARGE DISCOUNTS ON PURCHASES OF CLASS A SHARES. PLEASE NOTIFY YOUR FINANCIAL INTERMEDIARY IF YOU HAVE OTHER ACCOUNTS HOLDING SHARES OF FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS TO DETERMINE WHETHER YOU QUALIFY FOR A SALES CHARGE DISCOUNT. SEE "BUYING AND SELLING SHARES" FOR MORE INFORMATION.


 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    4p
Past Performance..................................    5p
Fees and Expenses.................................    9p
Other Investment Strategies and Risks.............   11p
Fund Management and Compensation..................   14p
FINANCIAL HIGHLIGHTS..............................   16P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Sales Charges...................................   S.7
  Opening an Account..............................  S.16
Exchanging or Selling Shares......................  S.19
  Exchanges.......................................  S.22
  Selling Shares..................................  S.25
PRICING AND VALUING OF FUND SHARES................  S.26
DISTRIBUTIONS AND TAXES...........................  S.27
GENERAL INFORMATION...............................  S.30




RIVERSOURCE FAMILY OF FUNDS



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.



RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.




On June 11, 2009, the Board of Directors approved in principal the merger of RiverSource Partners Small Cap Equity Fund (the Fund) into Seligman Smaller-Cap Value Fund. Completion of the merger is subject to approval by shareholders of the Fund. It is currently anticipated that, pending final approval from the Fund's Directors, proxy materials regarding the merger will be distributed to shareholders during the fourth quarter of 2009 or the first quarter of 2010, and that a meeting of shareholders to consider the merger will be scheduled for the first quarter of 2010.




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2P  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Partners Small Cap Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested at the time of purchase in equity securities issued by small companies. The Fund considers small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000(R) Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund will primarily invest in value stocks, but may invest in growth stocks based on available opportunities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.





In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:



- a low price-to-earnings and/or low price-to-book ratio;



- positive change in senior management;



- positive corporate restructuring;



- temporary setback in price due to factors that no longer exist;



- positive shift in the company's business cycle; and/or



- a catalyst for increase in the rate of the company's earnings growth.



The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.



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               RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  3P

In deciding whether to sell a security, the investment manager considers whether:



- it has become fully valued,



- its fundamentals have deteriorated, or



- ongoing evaluation reveals that there are more attractive investment opportunities available.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


FOCUSED PORTFOLIO RISK. The Fund expects to invest in a limited number of companies. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:





Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.



Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a


--------------------------------------------------------------------------------
4P RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.



Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.




SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.


SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.


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               RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  5P

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class I and Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


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6P  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS

                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                                 +46.34%   +18.48%   +8.75%    +9.87%    +0.63%    -36.59%

                                                  2003      2004      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +20.65% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -26.52% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2009 was +2.66%.



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               RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  7P

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                                        SINCE
                                                      INCEPTION     SINCE
                                                     (CLASSES A,  INCEPTION
                                    1 YEAR  5 YEARS   B, C & R4)  (CLASS I)
RiverSource Partners Small Cap
Equity Fund:
  Class A
    Return before taxes            -40.28%   -3.17%     -1.23%(a)     N/A
    Return after taxes on
    distributions                  -40.28%   -4.72%     -2.42%(a)     N/A
    Return after taxes on
    distributions and sale of
    fund shares                    -26.18%   -2.74%     -1.10%(a)     N/A
  Class B
    Return before taxes            -40.20%   -3.04%     -1.12%(a)     N/A
  Class C
    Return before taxes            -37.68%   -2.74%     -1.11%(a)     N/A
  Class I
    Return before taxes            -36.25%     N/A        N/A       -3.43%(b)
  Class R4 Return before taxes     -36.41%   -1.82%     -0.16%(a)     N/A
Russell 2000(R) Index
(reflects no deduction for fees,
expenses or taxes)                 -33.79%   -0.93%     +1.27%(c)   -2.45%(d)
Lipper Small-Cap Core Funds
Index                              -35.59%   -1.01%     +0.84%(c)   -2.45%(d)



(a) Inception date is March 8, 2002.
(b) Inception date is March 4, 2004.

(c) Measurement period started March 8, 2002.


(d) Measurement period started March 4, 2004.


The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


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8P  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's net assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on net assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                 CLASS I
                                     CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load)
imposed on purchases
(as a percentage of offering
price)                               5.75%(a)   None     None     None
Maximum deferred sales charge
(load) imposed on sales
(as a percentage of offering price
at time of purchase)                  None(b)     5%       1%     None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)




AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                           CLASS A  CLASS B  CLASS C
Management fees(c)                          0.92%    0.92%    0.92%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%
Other expenses(d)                           0.59%    0.61%    0.60%
Total annual fund operating expenses        1.76%    2.53%    2.52%
Fee waiver/expense reimbursement            0.48%    0.48%    0.48%
Total annual (net) fund operating
expenses(e)                                 1.28%    2.05%    2.04%
Acquired fund fees and expenses(f)          0.02%    0.02%    0.02%
Total fund and acquired fund fees and
expenses(f)                                 1.30%    2.07%    2.06%





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               RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  9P

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM


 FUND ASSETS) CONT.



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                CLASS I  CLASS R4
Management fees(c)                               0.92%     0.92%
Distribution and/or service (12b-1) fees         0.00%     0.00%
Other expenses(d)                                0.25%     0.55%
Total annual fund operating expenses             1.17%     1.47%
Fee waiver/expense reimbursement                 0.34%     0.34%
Total annual (net) fund operating expenses(e)    0.83%     1.13%
Acquired fund fees and expenses(f)               0.02%     0.02%
Total fund and acquired fund fees and
expenses(f)                                      0.85%     1.15%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4).


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I and 1.18% for Class R4.


(f) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.




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10P  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $700     $1,059    $1,443    $2,517
Class B                             $710(b)  $1,048(b) $1,513(b) $2,664(c)
Class C                             $309(b)  $  745    $1,308    $2,844
Class I                             $ 87     $  344    $  623    $1,418
Class R4                            $117     $  438    $  782    $1,756



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $700     $1,059    $1,443    $2,517
Class B                             $210     $  748    $1,313    $2,664(b)
Class C                             $209     $  745    $1,308    $2,844
Class I                             $ 87     $  344    $  623    $1,418
Class R4                            $117     $  438    $  782    $1,756



(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary


--------------------------------------------------------------------------------
              RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS 11P market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETFs shares will continue to be listed on an active exchange.


Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager or subadviser would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.



For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


--------------------------------------------------------------------------------
12P  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.




Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."


--------------------------------------------------------------------------------
              RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  13P

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.92% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the


--------------------------------------------------------------------------------
14P RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.




Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:



Neil T. Eigen, Portfolio Manager



- Managed the Fund since August 2009.



- Prior to RiverSource Investments' acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.



- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.



- BS, New York University.



Richard S. Rosen, Portfolio Manager



- Managed the Fund since August 2009.



- Prior to RiverSource Investments' acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.



- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.



- MBA, New York University.



Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
              RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  15P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER MAY 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE MAY 31, 2007 HAS BEEN AUDITED BY OTHER AUDITORS.



--------------------------------------------------------------------------------
16P  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.38        $6.79        $6.01        $5.81        $5.63
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.03)(b)     (.03)        (.04)        (.04)
Net gains (losses) (both realized and
 unrealized)                                         (1.95)        (.66)        1.05          .98          .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)        (.69)        1.02          .94          .82
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.43        $5.38        $6.79        $6.01        $5.81
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $107         $196         $275         $302         $123
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.76%        1.69%        1.58%        1.76%        1.81%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.30%        1.31%        1.32%        1.51%        1.55%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.03%)       (.45%)       (.50%)       (.74%)       (.84%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (36.25%)      (9.95%)      17.57%       16.60%       14.62%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.30% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
              RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  17P

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.05        $6.47        $5.79        $5.66        $5.54
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(b)     (.07)(b)     (.08)        (.09)        (.08)
Net gains (losses) (both realized and
 unrealized)                                         (1.82)        (.63)        1.00          .96          .84
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.85)        (.70)         .92          .87          .76
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.20        $5.05        $6.47        $5.79        $5.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12          $26          $44          $60          $46
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.53%        2.45%        2.35%        2.54%        2.58%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.07%        2.07%        2.09%        2.29%        2.31%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.80%)      (1.21%)      (1.27%)      (1.53%)      (1.60%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (36.63%)     (10.65%)      16.49%       15.76%       13.73%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.06% for the year ended May 31, 2008.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
18P  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.04        $6.46        $5.78        $5.65        $5.53
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(b)     (.07)(b)     (.08)        (.09)        (.09)
Net gains (losses) (both realized and
 unrealized)                                         (1.81)        (.63)        1.00          .96          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.84)        (.70)         .92          .87          .76
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.20        $5.04        $6.46        $5.78        $5.65
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $2           $3           $4           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.52%        2.45%        2.34%        2.54%        2.57%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.06%        2.07%        2.09%        2.29%        2.31%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.79%)      (1.22%)      (1.26%)      (1.53%)      (1.60%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (36.51%)     (10.66%)      16.52%       15.78%       13.74%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.06% for the year ended May 31, 2008.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
              RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  19P

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.43        $6.83        $6.09        $5.86        $5.66
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .00(b),(c)    --         (.03)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (1.96)        (.68)         .98         1.00          .87
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.94)        (.68)         .98          .97          .84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.49        $5.43        $6.83        $6.09        $5.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $14           $7
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.17%        1.19%        1.09%        1.29%        1.32%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                      .85%         .90%         .97%        1.24%        1.30%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .53%        (.05%)       (.06%)       (.47%)       (.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return                                       (35.73%)      (9.75%)      16.68%       16.98%       14.89%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets for the years ended May 31, 2009 and May 31, 2008.


--------------------------------------------------------------------------------
20P  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.46        $6.87        $6.07        $5.85        $5.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)      (.02)(b)     (.02)        (.03)        (.04)
Net gains (losses) (both realized and
 unrealized)                                         (1.98)        (.67)        1.06          .99          .88
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.97)        (.69)        1.04          .96          .84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.49        $5.46        $6.87        $6.07        $5.85
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $3           $4           $4          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.47%        1.50%        1.39%        1.53%        1.63%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.14%        1.16%        1.15%        1.30%        1.37%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .15%        (.29%)       (.33%)       (.50%)       (.67%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.08%)      (9.84%)      17.72%       16.84%       14.92%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.15% for the year ended May 31, 2008.


--------------------------------------------------------------------------------
              RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 PROSPECTUS  21P

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9





DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
-----------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
-----------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
-----------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                             S.2






 INVESTMENT OPTIONS SUMMARY (CONTINUED)


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class Y
                    Limited to              No.                   No.                   No.                   Yes.
                       qualifying                                                                             0.15%
                       institutional
                       investors.
-----------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution


--------------------------------------------------------------------------------
S.3







fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.



--------------------------------------------------------------------------------
                                                                             S.4






CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.



--------------------------------------------------------------------------------
S.5






CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.



--------------------------------------------------------------------------------
                                                                             S.6






SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




--------------------------------------------------------------------------------
S.7






For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and



--------------------------------------------------------------------------------
                                                                             S.8






- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.



--------------------------------------------------------------------------------
S.9






Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



--------------------------------------------------------------------------------
                                                                            S.10






- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.



--------------------------------------------------------------------------------
S.11







Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.



--------------------------------------------------------------------------------
                                                                            S.12






CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.



--------------------------------------------------------------------------------
S.13






You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.



--------------------------------------------------------------------------------
                                                                            S.14






CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.



--------------------------------------------------------------------------------
S.15






OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application



--------------------------------------------------------------------------------
                                                                            S.16







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)


BY MAIL (CONT.)    with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.17







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000



--------------------------------------------------------------------------------
                                                                            S.18




 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
S.19







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal
 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                            S.20







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.21






CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.



--------------------------------------------------------------------------------
                                                                            S.22






FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.



--------------------------------------------------------------------------------
S.23






- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.



--------------------------------------------------------------------------------
                                                                            S.24






- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the



--------------------------------------------------------------------------------
S.25








same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.


In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.



If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.



The fund reserves the right to redeem in kind.



For more details and a description of other sales policies, please see the SAI.


PRICING AND VALUING OF FUND SHARES


For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.



Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both



--------------------------------------------------------------------------------
                                                                            S.26








market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.



--------------------------------------------------------------------------------
S.27







DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.



--------------------------------------------------------------------------------
                                                                            S.28







For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.



--------------------------------------------------------------------------------
S.29






Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.


Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.


For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.



GENERAL INFORMATION



AVAILABILITY AND TRANSFERABILITY OF FUND SHARES



Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.



ADDITIONAL SERVICES AND COMPENSATION



In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.



--------------------------------------------------------------------------------
                                                                            S.30







Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



--------------------------------------------------------------------------------
S.31







Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.



--------------------------------------------------------------------------------
                                                                            S.32







These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.



--------------------------------------------------------------------------------
S.33







From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."



--------------------------------------------------------------------------------
                                                                            S.34







ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.



--------------------------------------------------------------------------------
S.35







CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



--------------------------------------------------------------------------------
                                                                            S.36

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.



Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.



RiverSource Family of Funds

734 Ameriprise Financial Center
Minneapolis, MN 55474



(800) 221-2450



RiverSource Family of Funds information available:
(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com



You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.


Investment Company Act File #811-10321

TICKER SYMBOL
Class A: AXSAX   Class B: AXSBX   Class C: RSQEX
Class I: --      Class R4: --




(RIVERSOURCE INVESTMENTS LOGO)                                S-6237-99 M (7/09)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE PARTNERS
SMALL CAP VALUE FUND


PROSPECTUS JULY 30, 2009


RIVERSOURCE PARTNERS SMALL CAP VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
APPRECIATION.

Classes A, B, C, I, R2, R3, R4 and R5

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial intermediary if you have other accounts holding shares of funds in the RiverSource Family of Funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    6p
Past Performance..................................    7p
Fees and Expenses.................................   11p
Other Investment Strategies and Risks.............   14p
Fund Management and Compensation..................   17p
FINANCIAL HIGHLIGHTS..............................   21P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Sales Charges...................................   S.7
  Opening an Account..............................  S.16
Exchanging or Selling Shares......................  S.19
  Exchanges.......................................  S.22
  Selling Shares..................................  S.25
PRICING AND VALUING OF FUND SHARES................  S.26
DISTRIBUTIONS AND TAXES...........................  S.27
GENERAL INFORMATION...............................  S.30




RIVERSOURCE FAMILY OF FUNDS



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section of this prospectus. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.



RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.



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2P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.



RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow Hanley), Donald Smith & Co., Inc. (Donald Smith), Federated MDTA LLC, an indirect, wholly-owned subsidiary of Federated Investors, Inc. (MDTA), and Metropolitan West Capital Management, LLC (MetWest Capital) (the Subadvisers), which provide day-to-day management for the Fund. RiverSource Investments, subject to the oversight of the Fund's Board of Directors (Board), decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.


In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index.


BARROW HANLEY



Barrow Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks of companies in which the value of the underlying business is believed to be significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.



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                RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  3P

Barrow Hanley screens the universe of roughly 1,500 companies that possess characteristics desired by Barrow Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.


DONALD SMITH

Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith generally will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

MDTA


MDTA uses a proprietary quantitative approach based on a bottom-up process to stock selection. Companies are scored using up to eight variables that allow the model to assess profit trends, company valuations and risk. The eight stock selection variables are:


- earnings estimate momentum (a measure of the trend in analyst expectations);


- long-term earnings growth rate;



- earnings risk;


- earnings to price;


- tangible book to price;



- total asset growth;



- external financing (a measure of change to capital structure): and


- share buyback/issuance.


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4P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

MDTA's proprietary quantitative approach seeks to determine a portfolio by maximizing the overall stock selection score subject to diversification constraints. The model then generates trades intended to represent the difference between the new portfolio and the Fund's current portfolio. Stock selection scores take account of trading costs. Trades are generated only to the extent they are expected to be profitable on an after-trading cost basis.



MDTA's quantitative process also drives sell discipline. Those companies that could potentially provide more return, net of the cost to trade and obeying diversification constraints, would replace existing portfolio holdings.


METWEST CAPITAL

MetWest Capital analyzes high-quality businesses with objective, fundamental research and a global perspective. It invests in small capitalization companies it believes are selling below fair value and possess clear catalysts to help realize full value within a defined time frame, typically two to three years. Generally, MetWest Capital will invest in a security when:

- It represents a high-quality growing business that sells at a significant discount to its intrinsic value (a company's intrinsic value represents the MetWest Capital investment team's estimate of its full, or true value).

- One or more positive catalysts for change exist that MetWest Capital believes will cause investors to revalue the company's stock and close the valuation gap, generally within two to three years.

The investment team establishes a sell target when a security is purchased, based on the company's intrinsic value. As the fundamentals change over time, the team re-evaluates the sell target. MetWest Capital does not employ automatic sell rules. However, the investment team continuously re-evaluates portfolio holdings, as well as its price target for each security. A sale review of a security occurs if:

- The price approaches its sell target.

- The price declines 25% from the peak.

- The stock underperforms by 25% relative to the overall market and/or its industry.

A sale generally occurs if:

- The value potential is realized.

- Warning signs emerge of beginning fundamental deterioration.

- The valuation is no longer compelling relative to the alternatives.


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                RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  5P

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:


Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


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6P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


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                RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  7P

- no sales charge for Class I, Class R2, Class R3, Class R4 and Class R5 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)



                                   (BAR CHART)




                                       -14.32%   +39.35%   +20.36%   +5.02%    +16.84%   -6.20%    -34.32%

                                        2002      2003      2004      2005      2006      2007      2008






During the periods shown in the bar chart, the highest return for a calendar quarter was +19.95% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -25.30% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2009 was +9.35%.



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8P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                                SINCE                    SINCE
                                              INCEPTION     SINCE      INCEPTION
                                             (CLASSES A,  INCEPTION  (CLASSES R2,
                            1 YEAR  5 YEARS   B, C & R4)  (CLASS I)    R3 & R5)
RiverSource Partners
Small Cap Value Fund:
  Class A
    Return before taxes    -38.12%   -3.02%     +1.64%(a)     N/A          N/A
    Return after taxes on
    distributions          -38.12%   -5.30%     +0.02%(a)     N/A          N/A
    Return after taxes on
    distributions and
    sale of fund shares    -24.78%   -2.47%     +1.44%(a)     N/A          N/A
  Class B
    Return before taxes    -38.30%   -2.69%     +1.83%(a)     N/A          N/A
  Class C
    Return before taxes    -35.63%   -2.47%     +1.86%(a)     N/A          N/A
  Class I
    Return before taxes    -34.02%     N/A        N/A       -2.95%(b)      N/A
  Class R2
    Return before taxes    -34.53%     N/A        N/A         N/A       -21.40%(c)
  Class R3
    Return before taxes    -34.31%     N/A        N/A         N/A       -21.07%(c)
  Class R4
    Return before taxes    -34.03%   -1.66%     +2.64%(a)     N/A          N/A
  Class R5
    Return before taxes    -34.17%     N/A        N/A         N/A       -20.85%(c)
Russell 2000(R) Value
Index (reflects no
deduction for fees,
expenses or taxes)         -28.92%   +0.27%     +4.30%(d)   -1.24%(e)   -19.37%(f)
Lipper Small-Cap Value
Funds Index                -32.82%   -0.53%     +3.94%(d)   -1.95%(e)   -19.56%(f)



(a) Inception date is June 18, 2001.
(b) Inception date is March 4, 2004.
(c) Inception date is Dec. 11, 2006.

(d) Measurement period started June 18, 2001.


(e) Measurement period started March 4, 2004.


(f) Measurement period started Dec. 11, 2006.


The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  9P

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.


--------------------------------------------------------------------------------
10P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have been adjusted to reflect current fee schedules but have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's net assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on net assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses limits the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                 CLASS I
                                                                CLASS R2
                                                                CLASS R3
                                                                CLASS R4
                                     CLASS A  CLASS B  CLASS C  CLASS R5
Maximum sales charge (load)
imposed on purchases
(as a percentage of offering
price)                               5.75%(a)   None     None     None
Maximum deferred sales charge
(load) imposed on sales (as a
percentage of offering price at
time of purchase)                     None(b)     5%       1%     None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)




AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                           CLASS A  CLASS B  CLASS C
Management fees(c)                          0.89%    0.89%    0.89%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%
Other expenses(d)                           0.65%    0.67%    0.66%
Total annual fund operating expenses        1.79%    2.56%    2.55%
Fee waiver/expense reimbursement            0.43%    0.42%    0.43%
Total annual (net) fund operating
expenses(e)                                 1.36%    2.14%    2.12%
Acquired fund fees and expenses(f)          0.01%    0.01%    0.01%
Total fund and acquired fund fees and
expenses(f)                                 1.37%    2.15%    2.13%





--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  11P

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM


 FUND ASSETS) CONT.



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                               CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(c)              0.89%     0.89%     0.89%     0.89%     0.89%
Distribution and/or service
(12b-1) fees                    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(d)               0.29%     0.53%     0.62%     0.53%     0.29%
Total annual fund operating
expenses                        1.18%     1.92%     1.76%     1.42%     1.18%
Fee waiver/expense
reimbursement                   0.27%     0.21%     0.30%     0.21%     0.22%
Total annual (net) fund
operating expenses(e)           0.91%     1.71%     1.46%     1.21%     0.96%
Acquired fund fees and
expenses(f)                     0.01%     0.01%     0.01%     0.01%     0.01%
Total fund and acquired fund
fees and expenses(f)            0.92%     1.72%     1.47%     1.22%     0.97%




(a) This charge may be reduced depending on the total value of your investments in the RiverSource Family of Funds. See "Sales Charges."


(b) A 1% CDSC may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See "Sales Charges."


(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Value Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R2, Class R3 and Class
    R4).


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.43% for Class A, 2.21% for Class B, 2.19% for Class C, 0.98% for Class I, 1.78% for Class R2, 1.53% for Class R3, 1.28% for Class R4 and 1.03% for Class R5.


(f) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.



--------------------------------------------------------------------------------
12P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $706     $1,070    $1,457    $2,541
Class B                             $718(b)  $1,060(b) $1,529(b) $2,689(c)
Class C                             $316(b)  $  756    $1,323    $2,867
Class I                             $ 94     $  351    $  629    $1,424
Class R2                            $175     $  586    $1,023    $2,242
Class R3                            $150     $  528    $  932    $2,064
Class R4                            $124     $  432    $  763    $1,700
Class R5                            $ 99     $  356    $  634    $1,429



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $706     $1,070    $1,457    $2,541
Class B                             $218     $  760    $1,329    $2,689(b)
Class C                             $216     $  756    $1,323    $2,867
Class I                             $ 94     $  351    $  629    $1,424
Class R2                            $175     $  586    $1,023    $2,242
Class R3                            $150     $  528    $  932    $2,064
Class R4                            $124     $  432    $  763    $1,700
Class R5                            $ 99     $  356    $  634    $1,429



(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.



--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  13P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETFs shares will continue to be listed on an active exchange.


Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager or subadviser would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for

--------------------------------------------------------------------------------
14P RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.



Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Fund Management and Compensation, Investment Manager." The date the current Subadviser(s) began serving the Fund is set forth under "Fund Management and Compensation, Investment Manager." When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."


Multi-Manager Risk. While RiverSource Investments, as the Fund's investment manager, monitors each subadviser and the overall management of the Fund, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.


--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  15P

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser(s) trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
16P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  17P

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.89% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Small-Cap Value Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board.


Each Subadviser manages its portion of the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.


BARROW HANLEY


Barrow Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31(st) Floor, Dallas, Texas. Barrow Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Barrow Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow Hanley are:



- James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow Hanley's Small Cap Value Equity strategy and has 37 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.


- John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow Hanley's Small Cap Value Equity

--------------------------------------------------------------------------------
18P RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS strategy and has 33 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.


DONALD SMITH

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

- Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

- Richard L. Greenberg, CFA, is Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

MDTA


Federated MDTA LLC, an indirect, wholly-owned subsidiary of Federated Investors, Inc., has served as subadviser to the Fund since June 6, 2008, and is located at 125 High Street, Oliver Tower, 21(st) Floor, Boston, Massachusetts 02110. MDTA, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The Fund is managed by the MDTA Investment Team, headed by Daniel
J. Mahr.



- Daniel J. Mahr joined the MDTA Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He received his


--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  19P

  A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.


- Frederick L. Konopka, CFA, joined the MDTA Investment Team in 1997. As a Team Leader, he is responsible for ongoing evaluation and improvement of the research processes and software development for the Optimum Q quantitative systems focused on trading impact evaluation and implementation. He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

- Brian M. Greenberg, joined the MDTA Investment Team in 2004. As a Team Leader, he is responsible for ongoing evaluation and improvement of the research processes and software development for the Optimum Q quantitative systems, including design and code reviews. He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

- Douglas K. Thunen, joined the MDTA Investment Team in 2004. As a Team Leader, he is responsible for the ongoing evaluation and improvement of research processes and software development for the Optimum Q quantitative systems, including design and code reviews. He earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

METWEST CAPITAL


MetWest Capital, which has served as Subadviser to the Fund since April 2006, is located at 610 Newport Center Drive, Suite 1000, Newport Beach, California. Subject to the supervision of RiverSource Investments, MetWest Capital provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio manager responsible for the day-to-day management of the portion of the Fund allocated to MetWest Capital is Samir
Sikka:



Samir Sikka, Senior Vice President and Lead Strategist. Mr. Sikka joined MetWest Capital's investment team with a focus on the Small Cap Intrinsic Value strategy in 2006 and became a lead strategist in February 2007. Mr. Sikka has 12 years of industry experience. Mr. Sikka earned a BS in Business Administration at California State University, Northridge and an MBA degree from Harvard Business School.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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20P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER MAY 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE MAY 31, 2007 HAS BEEN AUDITED BY OTHER AUDITORS.



--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  21P

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.73        $6.56        $6.67        $6.62        $6.62
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)   .03(b)        --         (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.38)       (1.02)        1.17         1.10          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.38)        (.99)        1.17         1.09          .83
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.35        $4.73        $6.56        $6.67        $6.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $194         $365         $682         $685         $747
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.79%        1.56%        1.58%        1.49%        1.51%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.35%        1.37%        1.42%        1.49%        1.51%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .04%         .51%        (.08%)       (.09%)       (.24%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (29.18%)     (15.03%)      19.76%       17.63%       12.30%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(h) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
22P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.44        $6.26        $6.46        $6.45        $6.50
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.01)(b)     (.05)        (.06)        (.06)
Net gains (losses) (both realized and
 unrealized)                                         (1.30)        (.97)        1.13         1.11          .84
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.32)        (.98)        1.08         1.05          .78
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.12        $4.44        $6.26        $6.46        $6.45
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $61         $128         $260         $296         $348
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.56%        2.33%        2.34%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.12%        2.13%        2.18%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.73%)       (.26%)       (.84%)       (.82%)       (.99%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (29.73%)     (15.64%)      18.93%       17.49%       11.72%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  23P

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.45        $6.27        $6.48        $6.47        $6.52
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.01)(b)     (.05)        (.05)        (.07)
Net gains (losses) (both realized and
 unrealized)                                         (1.31)        (.97)        1.12         1.10          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.33)        (.98)        1.07         1.05          .78
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.12        $4.45        $6.27        $6.48        $6.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6          $10          $18          $19          $21
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.55%        2.33%        2.34%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.11%        2.13%        2.18%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.72%)       (.24%)       (.80%)       (.82%)       (.99%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (29.89%)     (15.61%)      18.71%       17.46%       11.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
24P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.87        $6.69        $6.75        $6.68        $6.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .05(b)       .02          .02           --
Net gains (losses) (both realized and
 unrealized)                                         (1.43)       (1.03)        1.20         1.09          .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.41)        (.98)        1.22         1.11          .86
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.46        $4.87        $6.69        $6.75        $6.68
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $40          $15          $27          $13           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.18%        1.05%        1.10%        1.00%        1.02%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .93%         .96%        1.05%        1.00%        1.02%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .50%         .92%         .31%         .38%         .25%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return                                       (28.95%)     (14.54%)      20.29%       17.76%       12.74%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.


--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  25P

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $4.76        $6.61        $7.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(c)      .02(c)        --
Net gains (losses) (both realized and
 unrealized)                                         (1.40)       (1.03)         .59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.41)       (1.01)         .59
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)
Tax return of capital                                   --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.35        $4.76        $6.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.92%        1.84%        1.90%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.71%        1.74%        1.78%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.30%)        .36%        (.42%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%
--------------------------------------------------------------------------------------------------------------
Total return                                       (29.62%)     (15.22%)      10.06%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(i) Not annualized.


--------------------------------------------------------------------------------
26P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $4.80        $6.62        $7.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(c),(d)   .04(c)       .01
Net gains (losses) (both realized and
 unrealized)                                         (1.41)       (1.02)         .59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.41)        (.98)         .60
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)
Tax return of capital                                   --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.39        $4.80        $6.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.76%        1.63%        1.68%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.45%        1.26%        1.53%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .08%         .69%        (.17%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%
--------------------------------------------------------------------------------------------------------------
Total return                                       (29.38%)     (14.72%)      10.22%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(j) Not annualized.


--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  27P

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.81        $6.62        $6.71        $6.66        $6.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .05(b)       .01          .01         (.01)
Net gains (losses) (both realized and
 unrealized)                                         (1.41)       (1.02)        1.18         1.08          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.40)        (.97)        1.19         1.09          .84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.41        $4.81        $6.62        $6.71        $6.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.42%        1.35%        1.39%        1.30%        1.34%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.01%         .99%        1.25%        1.30%        1.34%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .39%         .94%         .10%         .09%        (.07%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return                                       (29.11%)     (14.56%)      19.95%       17.52%       12.42%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.


--------------------------------------------------------------------------------
28P  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $4.82        $6.63        $7.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(c)       .06(c)       .02
Net gains (losses) (both realized and
 unrealized)                                         (1.42)       (1.03)         .59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.40)        (.97)         .61
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)
Tax return of capital                                   --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.42        $4.82        $6.63
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $7           $9          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.18%        1.08%        1.15%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .96%         .99%        1.03%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .45%        1.16%         .33%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%
--------------------------------------------------------------------------------------------------------------
Total return                                       (29.05%)     (14.54%)      10.39%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(i) Not annualized.


--------------------------------------------------------------------------------
               RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 PROSPECTUS  29P

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-9





DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%(g)
                                            Lower or no sales
                                            charge for larger
                                            investments.
-----------------------------------------------------------------------------------------------------------------------------

Class B(d)(e)(f)    Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%(g)
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
-----------------------------------------------------------------------------------------------------------------------------

Class C(f)          Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%(g)
                                            invested in shares    within one year
                                            of the fund.          after purchase.
-----------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
-----------------------------------------------------------------------------------------------------------------------------

Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%(g)
                    discretionary
                    managed accounts.
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                             S.2






 INVESTMENT OPTIONS SUMMARY (CONTINUED)


                                                                  Contingent            Distribution          Plan
                                            Initial               Deferred Sales        and/or                Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Services Fee
-----------------------------------------------------------------------------------------------------------------------------

Class Y
                    Limited to              No.                   No.                   No.                   Yes.
                       qualifying                                                                             0.15%
                       institutional
                       investors.
-----------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except money market funds.
(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution


--------------------------------------------------------------------------------
S.3







fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

 * For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.



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                                                                             S.4






CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

 * For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.



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S.5






CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

- Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.



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                                                                             S.6






SALES CHARGES

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  5.75%               6.10%                5.00%
$50,000--$99,999               4.75                4.99                 4.00
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)*

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  4.75%               4.99%                4.00%
$50,000--$99,999               4.25                4.44                 3.50
$100,000--$249,999             3.50                3.63                 3.00
$250,000--$499,999             2.50                2.56                 2.15
$500,000--$999,999             2.00                2.04                 1.75
$1,000,000 or more             0.00                0.00                 0.00(c),(d)




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S.7






For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                Maximum reallowance
                            AS A % OF           As a % of            as a % of
TOTAL MARKET VALUE      PURCHASE PRICE(b)  net amount invested     purchase price
-----------------------------------------------------------------------------------
Up to $49,999                  3.00%               3.09%                2.50%
$50,000--$99,999               3.00                3.09                 2.50
$100,000--$249,999             2.50                2.56                 2.15
$250,000--$499,999             2.00                2.04                 1.75
$500,000--$999,999             1.50                1.52                 1.25
$1,000,000 or more             0.00                0.00                 0.00(c),(d)


* "Funds-of-funds (equity)" includes -- RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and



--------------------------------------------------------------------------------
                                                                             S.8






- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.



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S.9






Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



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                                                                            S.10






- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.



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S.11







Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.



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                                                                            S.12






CLASS B AND CLASS C -- CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              3%**
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.



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S.13






You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.



--------------------------------------------------------------------------------
                                                                            S.14






CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.



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S.15






OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application



--------------------------------------------------------------------------------
                                                                            S.16







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)


BY MAIL (CONT.)    with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.17







METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY EXCHANGE        Call (800) 221-2450 or send signed written instructions to the address above.

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MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000              $1,000            $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $100              $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $1,000              None              $5,000            $2,500            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                               RIVERSOURCE       RIVERSOURCE
                                                                120/20            DISCIPLINED
                                                                CONTRARIAN        SMALL CAP
                                                                EQUITY FUND       VALUE FUND
                                                               THREADNEEDLE      RIVERSOURCE
                         FOR ALL FUNDS,                         GLOBAL EXTENDED   FLOATING RATE
                         CLASSES AND                            ALPHA FUND        FUND
                         ACCOUNTS EXCEPT                       RIVERSOURCE       RIVERSOURCE
                         THOSE LISTED TO                        ABSOLUTE RETURN   INFLATION
                         THE RIGHT           TAX QUALIFIED      CURRENCY AND      PROTECTED
                         (NONQUALIFIED)      ACCOUNTS           INCOME FUND       SECURITIES FUND  CLASS W

---------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100(a)             $100(b)           $10,000           $5,000            $500
---------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100                $50               $100              $100              None
---------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None(b)             None              $5,000            $2,500            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market Funds -- $2,000
  (b)Money Market Funds -- $1,000



--------------------------------------------------------------------------------
                                                                            S.18




 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809


 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
S.19







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than the registered account owner(s).

                   - Your address of record has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal
 -------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                            S.20







 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY MAIL (CONT.)

                   Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges
                   NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $50,000 per day.

--------------------------------------------------------------------------------



BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------



BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.21






CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.



--------------------------------------------------------------------------------
                                                                            S.22






FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.



--------------------------------------------------------------------------------
S.23






- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.



--------------------------------------------------------------------------------
                                                                            S.24






- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                               TO OTHER FUNDS
FROM A MONEY MARKET FUND               -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes        Yes        Yes
Class B                                   No        Yes         No
Class C                                   No         No        Yes



                                           TO A MONEY MARKET FUND
FROM OTHER FUNDS                       -----------------------------
                                       CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------
Class A                                  Yes         No         No
Class B                                   No        Yes         No
Class C                                   No         No        Yes


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the



--------------------------------------------------------------------------------
S.25








same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.


In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.



If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.



The fund reserves the right to redeem in kind.



For more details and a description of other sales policies, please see the SAI.


PRICING AND VALUING OF FUND SHARES


For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.



Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both



--------------------------------------------------------------------------------
                                                                            S.26








market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.



--------------------------------------------------------------------------------
S.27







DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.



--------------------------------------------------------------------------------
                                                                            S.28







For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.



--------------------------------------------------------------------------------
S.29






Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.


Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.


For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.



GENERAL INFORMATION



AVAILABILITY AND TRANSFERABILITY OF FUND SHARES



Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.



ADDITIONAL SERVICES AND COMPENSATION



In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.



--------------------------------------------------------------------------------
                                                                            S.30







Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



--------------------------------------------------------------------------------
S.31







Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.



--------------------------------------------------------------------------------
                                                                            S.32







These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.



--------------------------------------------------------------------------------
S.33







From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."



--------------------------------------------------------------------------------
                                                                            S.34







ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.



--------------------------------------------------------------------------------
S.35







CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.



--------------------------------------------------------------------------------
                                                                            S.36

Funds in the RiverSource Family of Funds -- which include funds offered under the RiverSource, Threadneedle and Seligman brands -- can be purchased from authorized financial intermediaries.



Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.



RiverSource Family of Funds

734 Ameriprise Financial Center
Minneapolis, MN 55474



(800) 221-2450



RiverSource Family of Funds information available:
(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com



You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.


Investment Company Act File #811-10321

TICKER SYMBOL
Class A: ASVAX   Class B: ASVBX   Class C: APVCX   Class I: --
Class R2: RSVTX  Class R3: RSVRX  Class R4: RSGLX  Class R5: RSCVX




(RIVERSOURCE INVESTMENTS LOGO)                                S-6239-99 M (7/09)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 30, 2009





RIVERSOURCE BOND SERIES, INC.
  RiverSource Floating Rate Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities
     Fund
  RiverSource Limited Duration Bond Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap
     Equity Fund
  RiverSource Disciplined Small Cap Value Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and
     Income Fund
  RiverSource Emerging Markets Bond Fund
  RiverSource Global Bond Fund
  RiverSource Global Technology Fund
  Threadneedle Emerging Markets Fund
  Threadneedle Global Equity Fund
  Threadneedle Global Equity Income Fund
  Threadneedle Global Extended Alpha Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government
     Fund
  RiverSource U.S. Government Mortgage Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income
     Fund
  RiverSource Income Builder Moderate Income
     Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,
  INC.
  RiverSource Partners International Select
     Growth Fund
  RiverSource Partners International Select
     Value Fund
  RiverSource Partners International Small Cap
     Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity
     Fund
  Threadneedle European Equity Fund
  Threadneedle International Opportunity Fund
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Disciplined Large Cap Growth
     Fund
  RiverSource Disciplined Large Cap Value Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Partners Aggressive Growth Fund
  RiverSource Partners Fundamental Value Fund
  RiverSource Partners Select Value Fund
  RiverSource Partners Small Cap Equity Fund
  RiverSource Partners Small Cap Value Fund
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive
     Fund
  RiverSource Portfolio Builder Conservative
     Fund
  RiverSource Portfolio Builder Moderate
     Aggressive Fund
  RiverSource Portfolio Builder Moderate
     Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Total Equity
     Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
RIVERSOURCE SERIES TRUST
  RiverSource 120/20 Contrarian Equity Fund
  RiverSource Recovery and Infrastructure Fund
  RiverSource Retirement Plus 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
  RiverSource Strategic Income Allocation Fund
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Partners Small Cap Growth Fund
  RiverSource Small Cap Advantage Fund
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,
  INC.
  RiverSource Tax-Exempt Money Market Fund
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund



This is the Statement of Additional Information ("SAI") for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.


Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary or write to the RiverSource Family of Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call 1(800) 221-2450 or visit riversource.com/funds.


Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below, or the List of Tables on the following page.

TABLE OF CONTENTS


Fundamental and Nonfundamental Investment Policies..............................    p. 6
Investment Strategies and Types of Investments..................................   p. 11
Information Regarding Risks and Investment Strategies...........................   p. 13
Securities Transactions.........................................................   p. 37
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 51
Valuing Fund Shares.............................................................   p. 55
Portfolio Holdings Disclosure...................................................   p. 66
Proxy Voting....................................................................   p. 67
Investing in a Fund.............................................................   p. 70
Selling Shares..................................................................   p. 75
Pay-out Plans...................................................................   p. 76
Capital Loss Carryover..........................................................   p. 77
Taxes...........................................................................   p. 80
Service Providers...............................................................   p. 86
  Investment Management Services................................................   p. 86
  Administrative Services.......................................................  p. 140
  Transfer Agency Services......................................................  p. 144
  Plan Administration Services..................................................  p. 145
  Distribution Services.........................................................  p. 145
  Plan and Agreement of Distribution............................................  p. 148
  Payments to Financial Intermediaries..........................................  p. 153
  Custodian Services............................................................  p. 154
  Board Services Corporation....................................................  p. 155
Organizational Information......................................................  p. 155
Board Members and Officers......................................................  p. 160
Control Persons and Principal Holders of Securities.............................  p. 180
Information Regarding Pending and Settled Legal Proceedings.....................  p. 196
Independent Registered Public Accounting Firm...................................  p. 197
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1
Appendix D: Seligman Funds......................................................  p. D-1






Statement of Additional Information - July 30, 2009                       Page 2




LIST OF TABLES


1.     Fund Fiscal Year Ends, Prospectus Date and Investment Categories...........    p. 4
2.     Fundamental Policies.......................................................    p. 7
3.     Investment Strategies and Types of Investments.............................   p. 11
4.     Total Brokerage Commissions................................................   p. 39
5.     Brokerage Directed for Research and Turnover Rates.........................   p. 42
6.     Securities of Regular Brokers or Dealers...................................   p. 45
7.     Brokerage Commissions Paid to Investment Manager or Affiliates.............   p. 51
8.     Valuing Fund Shares........................................................   p. 55
9.     Class A Initial Sales Charge...............................................   p. 70
10.    Public Offering Price......................................................   p. 71
11.    Capital Loss Carryover.....................................................   p. 77
12.    Corporate Deduction and Qualified Dividend Income..........................   p. 83
13.    Investment Management Services Agreement Fee Schedule......................   p. 86
14.    PIA Indexes................................................................   p. 95
15A.   Performance Incentive Adjustment Calculation...............................   p. 96
15B.   Performance Incentive Adjustment Calculation...............................   p. 98
16.    Management Fees and Nonadvisory Expenses...................................   p. 99
17.    Subadvisers and Subadvisory Agreement Fee Schedules........................  p. 102
18.    Subadvisory Fees...........................................................  p. 105
19.    Portfolio Managers.........................................................  p. 107
20.    Administrative Services Agreement Fee Schedule.............................  p. 140
21.    Administrative Fees........................................................  p. 142
22.    Sales Charges Paid to Distributor..........................................  p. 145
23.    12b-1 Fees.................................................................  p. 149
24.    Unreimbursed Distribution Expenses.........................................  p. 152
25.    Fund History Table.........................................................  p. 156
26.    Board Members..............................................................  p. 160
27.    Fund Officers..............................................................  p. 161
28.    Committee Meetings.........................................................  p. 163
29.    Board Member Holdings......................................................  p. 164
29A.   Board Member Holdings -- as of Quarter End.................................  p. 169
30.    Board Member Compensation -- All Funds.....................................  p. 176
31.    Board Member Compensation -- Individual Funds..............................  p. 177
32.    Control Persons and Principal Holders of Securities........................  p. 180



RIVERSOURCE FAMILY OF FUNDS
The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section of each funds' prospectus.

Please reference Appendix D for a complete list of Seligman funds.



Statement of Additional Information - July 30, 2009                       Page 3




   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES


FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                      April 30          June 29, 2009     Equity
---------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           October 31        Dec. 30, 2008     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Balanced                                      September 30      Nov. 28, 2008     Balanced
---------------------------------------------------------------------------------------------------------------

California Tax-Exempt                         August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Cash Management                               July 31           Sept. 29, 2008    Taxable money market
---------------------------------------------------------------------------------------------------------------

Disciplined Equity                            July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined International Equity              October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                  September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                   September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity          July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                   July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Diversified Bond                              August 31         Oct. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Diversified Equity Income                     September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Dividend Opportunity                          June 30           Aug. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                         October 31        Dec. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Equity Value                                  March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

Floating Rate                                 July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Bond                                   October 31        Dec. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Technology                             October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Growth                                        July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

High Yield Bond                               May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Basic Income                   January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Opportunities                          July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                       November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Large Cap Equity                              July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Large Cap Value                               July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Limited Duration Bond                         July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Mid Cap Growth                                November 30       Jan. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Mid Cap Value                                 September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                          August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                           August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                    May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Partners Fundamental Value                    May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Growth          October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Value           October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Small Cap              October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Select Value                         May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                     May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                     March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Value                      May 31            July 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                  January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                January 31        April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                    January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive         January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative       January 31        April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Precious Metals and Mining                    March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

Real Estate                                   June 30           Aug. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Recovery and Infrastructure                   April 30          June 29, 2009     Equity

---------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                       Page 4





FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2015                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                          April 30          June 29, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

S&P 500 Index                                 January 31        April 1, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Small Cap Advantage                           March 31          May 29, 2009      Equity
---------------------------------------------------------------------------------------------------------------

Small Company Index                           January 31        April 1, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Strategic Allocation                          September 30      Nov. 28, 2008     Balanced
---------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                   September 30      Nov. 28, 2008     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                               November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                        November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market                       December 31       Feb. 27, 2009     Tax-exempt money market
---------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                 October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                  October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                    October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income Fund        October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha Fund       October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity        October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                      May 31            July 30, 2009     Taxable fixed income
---------------------------------------------------------------------------------------------------------------




    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.

   ** The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For
      2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.

  *** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.



Statement of Additional Information - July 30, 2009                       Page 5




FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND, THE FUND WILL NOT:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

ADDITIONALLY FOR CASH MANAGEMENT, THE FUND WILL NOT:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET, THE FUND WILL NOT:

    - Buy on margin or sell short.

ADDITIONALLY FOR DISCIPLINED LARGE CAP VALUE, INCOME BUILDER FUNDS, PORTFOLIO BUILDER FUNDS, RETIREMENT PLUS FUNDS, THREADNEEDLE GLOBAL EQUITY INCOME AND THREADNEEDLE GLOBAL EXTENDED ALPHA, THE FUNDS WILL NOT:

    - Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.



Statement of Additional Information - July 30, 2009                       Page 6




In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               A1           B5           C1           D1           E8           --
--------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           A1           B1           --           --           E7           --
  Income
--------------------------------------------------------------------------------------------------------------
Balanced                               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Cash Management                        A3           A3           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Disciplined Equity                     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined International Equity       A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth           A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value            A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap          A1           B4           C1           D1           E1           --
Equity
--------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value            A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Bond                       A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Equity Income              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   A1           B1           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                  A1           B4           --           --           E5           --
--------------------------------------------------------------------------------------------------------------
Equity Value                           A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Floating Rate                          A1           B4           C1           D1           E6           --
--------------------------------------------------------------------------------------------------------------
Global Bond                            A1           B1           C1           --           E1           --
--------------------------------------------------------------------------------------------------------------
Global Technology                      A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Growth                                 A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
High Yield Bond                        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Income Builder Basic Income*           A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income*        A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income*        A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Opportunities                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Inflation Protected Securities         A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                A1           B1           C1           D1           --           F3(i)
--------------------------------------------------------------------------------------------------------------
Large Cap Equity                       A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Large Cap Value                        A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Limited Duration Bond                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Fundamental Value             A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners International Select          A1           B3           C1           D1           E1           --
  Growth
--------------------------------------------------------------------------------------------------------------
Partners International Select          A1           B3           C1           D1           E1           --
  Value
--------------------------------------------------------------------------------------------------------------
Partners International Small Cap       A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Select Value                  A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity              A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                       Page 7




                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive*          A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative*        A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*            A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             A1           B1           --           --           E2           --
  Aggressive*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             A1           B1           --           --           E2           --
  Conservative*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity*        A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             A1           B1(ii)       --           --           E3           --
--------------------------------------------------------------------------------------------------------------
Real Estate                            A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure            A1           B4           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
S&P 500 Index                          A1           B1           --           --           E4           --
--------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Company Index                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Allocation                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        A1           B1           C1           D1           --           F3(iii)
--------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 A1           B1           C1           D1           --           F2
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                A2           B2           C1           D1           --           F3
--------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle European Equity           A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             A1           B3           --           --           E1           --
  Income
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended           A1           B3           --           --           E1           --
  Alpha
--------------------------------------------------------------------------------------------------------------
Threadneedle International             A1           B1           C1           D1           E1           --
  Opportunity
--------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------



    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.



Statement of Additional Information - July 30, 2009                       Page 8




   A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

   A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 -   The fund will not invest in commodities or commodity contracts.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B5 - The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

C. BUY MORE THAN 10% OF AN ISSUER

   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.



Statement of Additional Information - July 30, 2009                       Page 9




   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

   E8 - The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:

FOR 120/20 CONTRARIAN EQUITY, BALANCED, DISCIPLINED EQUITY, DISCIPLINED LARGE CAP GROWTH, DISCIPLINED LARGE CAP VALUE DISCIPLINED SMALL AND MID CAP EQUITY, DISCIPLINED SMALL CAP VALUE, DIVERSIFIED BOND, DIVERSIFIED EQUITY INCOME, DIVIDEND OPPORTUNITY, EQUITY VALUE, FLOATING RATE, GROWTH, HIGH YIELD BOND, INCOME OPPORTUNITIES, INFLATION PROTECTED SECURITIES, LARGE CAP EQUITY, LARGE CAP VALUE, LIMITED DURATION BOND, MID CAP GROWTH, MID CAP VALUE, PARTNERS AGGRESSIVE GROWTH, PARTNERS FUNDAMENTAL VALUE, PARTNERS SELECT VALUE, PARTNERS SMALL CAP EQUITY, PARTNERS SMALL CAP GROWTH, PARTNERS SMALL CAP VALUE, REAL ESTATE, RECOVERY AND INFRASTRUCTURE AND SMALL CAP ADVANTAGE:
    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR SHORT DURATION U.S. GOVERNMENT AND U.S. GOVERNMENT MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.



Statement of Additional Information - July 30, 2009                      Page 10




INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Agency and government securities           o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Borrowing                                  o        o            o            o        o         --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments              o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations            o       o A           o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Commercial paper                           o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Common stock                               o        o            o           o B       --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Convertible securities                     o        o            o           o C       --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                            o        o            o            o        D         --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Debt obligations                           o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                        o        o            o            o        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Derivative instruments
(including options and futures)            o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                      o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                        o       --            o            o        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions              o        o            o            o        --        --           o           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign securities                         o        o            o            o        o         --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Funding agreements                         o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk
bonds)                                     o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities         o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Indexed securities                         o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities             o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                           o        E            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Investment companies                       o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities            o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Loan participations                        o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities      o       o F           o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                      o        G            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                      o        o            o            o        --         o           o            o
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 11




                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind securities                     o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Preferred stock                            o        o            o           o H       --        --          o H           o
---------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts              o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                      o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements              o        o            o            o        o         --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Short sales                                I        I            o            I        --        --           I            I
---------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                             o        o            o            o        o         --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Structured investments                     o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Swap agreements                            o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities      o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                   o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward
commitments                                o        o            o            o        --        --           o            o
---------------------------------------------------------------------------------------------------------------------------------
Zero-coupon and step-coupon
securities                                 o        o            o            o        o          o           o            o
---------------------------------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in collateralized bond obligations: Partners International Select Growth, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Equity, Partners Small Cap Growth, Partners Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

E.    The following funds are authorized to invest in inverse floaters: Real
      Estate.

F. The following funds are not authorized to invest in mortgage- and asset-backed securities: Partners Small Cap Growth, S&P 500 Index, Small Cap Advantage, Small Company Index.

G.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

H. The following funds are not authorized to invest in preferred stock: Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.

I. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.


Statement of Additional Information - July 30, 2009                      Page 12



INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



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DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.


Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.


Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.


Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.


Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.


Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.


EXCHANGE-TRADED FUND (ETF) RISK. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.


FOREIGN/EMERGING MARKETS RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents


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to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.



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INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.



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SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation(*) (FHLMC), Federal National Mortgage Association(*) (FNMA), Student Loan Marketing Association
(SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.



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BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource Family of Funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.



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COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.



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In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants


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to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a


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lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.



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Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.


Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.


FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.



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Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a


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dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value


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in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements)


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and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.



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FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time- consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by


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the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.



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Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund


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from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.



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MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.



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REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be


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decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual


Statement of Additional Information - July 30, 2009                      Page 34




remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds


Statement of Additional Information - July 30, 2009                      Page 35




directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.



Statement of Additional Information - July 30, 2009                      Page 36




WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.



Statement of Additional Information - July 30, 2009                      Page 37




BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.



Statement of Additional Information - July 30, 2009                      Page 38




TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2009          2008          2007
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------
Income Builder Basic Income                               $         0   $         0(a)$         0
-----------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                      0             0(a)          0
-----------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                      0             0(a)          0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                        0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                      0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                          0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                               0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                             0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                      0             0             0
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                                  16,486        40,706        21,050
-----------------------------------------------------------------------------------------------------
Small Company Index                                           123,243       108,360        56,843
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------
Equity Value                                                  525,309       591,525       773,828
-----------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                     554,351       581,945       850,077
-----------------------------------------------------------------------------------------------------
Precious Metals and Mining                                  1,067,960       960,159       494,184
-----------------------------------------------------------------------------------------------------
Small Cap Advantage                                         1,795,270     2,546,419     3,585,711

-----------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 39





                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2009          2008          2007
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                  $    38,789   $    38,557(b)$       N/A
-----------------------------------------------------------------------------------------------------
Recovery and Infrastructure                                   128,097(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                0             0             0(d)
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------
High Yield Bond                                                     0             0             0
-----------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                    923,343       859,002     1,160,632
-----------------------------------------------------------------------------------------------------
Partners Fundamental Value                                    298,507       292,900       217,139
-----------------------------------------------------------------------------------------------------
Partners Select Value                                         846,306       838,472     1,757,678
-----------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                     221,516       519,535       455,170
-----------------------------------------------------------------------------------------------------
Partners Small Cap Value                                    1,484,768     1,179,158     1,422,160
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                 35,642        43,210        42,504
-----------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                       14,329        17,640        10,386
-----------------------------------------------------------------------------------------------------

                                                              2008          2007          2006
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------
Dividend Opportunity                                          412,022       576,524       456,446
-----------------------------------------------------------------------------------------------------
Real Estate                                                   173,705       187,309       152,782
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------
Cash Management                                                     0             0             0
-----------------------------------------------------------------------------------------------------
Disciplined Equity                                          1,951,255     1,577,337       987,624
-----------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                          124,754       156,759         8,916(e)
-----------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                    75,041        64,928        33,110(f)
-----------------------------------------------------------------------------------------------------
Floating Rate                                                     861             0             0(f)
-----------------------------------------------------------------------------------------------------
Growth                                                     10,366,547    12,096,184    10,375,981
-----------------------------------------------------------------------------------------------------
Income Opportunities                                                0             0             0
-----------------------------------------------------------------------------------------------------
Inflation Protected Securities                                 11,586             0             0
-----------------------------------------------------------------------------------------------------
Large Cap Equity                                           10,502,917    15,040,354     9,944,390
-----------------------------------------------------------------------------------------------------
Large Cap Value                                                61,073        88,935       138,363
-----------------------------------------------------------------------------------------------------
Limited Duration Bond                                           4,138         5,172         4,006
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------
California Tax-Exempt                                           1,938         4,143           666(g)
-----------------------------------------------------------------------------------------------------
Diversified Bond                                              111,876        91,815       108,055
-----------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                            3,418         7,293         1,254(g)
-----------------------------------------------------------------------------------------------------
New York Tax-Exempt                                               724         1,524           255(g)

-----------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 40




                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------
Balanced                                                  $   493,156   $   567,773   $   420,523
-----------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                                  150,374        45,978(h)        N/A
-----------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                     6,631(i)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                                   4,085,552     3,790,954     2,923,490
-----------------------------------------------------------------------------------------------------
Mid Cap Value                                               1,672,775     1,219,474     1,354,225
-----------------------------------------------------------------------------------------------------
Strategic Allocation                                        1,049,954     1,425,483       638,067
-----------------------------------------------------------------------------------------------------
Strategic Income Allocation                                    17,707         6,639(h)        N/A
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                 0             0             0(j)
-----------------------------------------------------------------------------------------------------
Disciplined International Equity                              514,960       547,910        60,738(k)
-----------------------------------------------------------------------------------------------------
Emerging Markets Bond                                               0             0             0(l)
-----------------------------------------------------------------------------------------------------
Global Bond                                                    18,925        17,268         9,664
-----------------------------------------------------------------------------------------------------
Global Technology                                             471,967     1,027,281     1,237,181
-----------------------------------------------------------------------------------------------------
Partners International Select Growth                        1,690,066     1,932,330     1,265,256
-----------------------------------------------------------------------------------------------------
Partners International Select Value                         1,558,333     1,426,926     1,533,794
-----------------------------------------------------------------------------------------------------
Partners International Small Cap                              270,663       353,096       366,091
-----------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                               3,346,690     3,361,865     3,017,380
-----------------------------------------------------------------------------------------------------
Threadneedle European Equity                                  396,474       282,104       160,239
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                  1,185,084     1,474,583     1,249,847
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                               5,030(m)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                              6,647(m)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                      1,020,584     1,150,182       989,118
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                           684         2,175           438
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                                              2,165,273     2,813,784     1,867,241
-----------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                 6,431        19,450         4,257
-----------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                         24,531        74,062        17,679
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                             0             0             0
-----------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares become publicly available) to April 30, 2009.

(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

(m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.



Statement of Additional Information - July 30, 2009                      Page 41




For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES



----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)            $            0(b)      $        0(b)              39%               19%
----------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                      0(b)               0(b)              36                24
----------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                      0(b)               0(b)              40                19
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                           0(b)               0(b)              35                40
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                         0(b)               0(b)              27                29
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                             0(b)               0(b)              34                27
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                  0(b)               0(b)              33                33
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                0(b)               0(b)              29                31
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                         0(b)               0(b)              28                31
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                          0                  0                  5                 4
----------------------------------------------------------------------------------------------------------------------
Small Company Index                                    0                  0                 23                14
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
Equity Value                                  19,822,056             98,022                 21                25
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                     72,126,889             69,150                133               122
----------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                   210,782,120            235,261                340(c)            241(c)
----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                          121,224,845            233,347                222               179
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       2,803,890              4,443                 36                23(d)
----------------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure                    4,731,215(e)           9,214(e)               4(e)            N/A
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                   0(b)               0(b)              55                92
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                   0(b)               0(b)              53                47
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                   0(b)               0(b)              52                50
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                   0(b)               0(b)              47                41
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                   0(b)               0(b)              47                50
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                   0(b)               0(b)              48                44
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                   0(b)               0(b)              50                52
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                   0(b)               0(b)              51                50
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                        0                  0                 83                64
----------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                   128,933,735             90,607                179               141
----------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                             0                  0                 19                14
----------------------------------------------------------------------------------------------------------------------
Partners Select Value                        305,069,938             82,345                118                88
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                     11,173,721             11,606                 67               106
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                     110,871,407             37,132                120                45
----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                         0                  0                271(g)            209
----------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                               0                  0                431(g)            354(f)

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 42





----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2008              2007
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                      $   15,749,145         $   54,405                 20%               17%
----------------------------------------------------------------------------------------------------------------------
Real Estate                                    1,084,912                605                 52                38
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------
Cash Management                                        0                  0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     0                  0                 58                62
----------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                   0                  0                 56                84
----------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                            0                  0                 87               127
----------------------------------------------------------------------------------------------------------------------
Floating Rate                                          0                  0                 43                91
----------------------------------------------------------------------------------------------------------------------
Growth                                     1,339,656,389          1,904,948                112                98
----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                   0                  0                 75               122
----------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                         0                  0                 59                76
----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                           1,378,682,998          1,744,468                 68                66
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                9,016,509             10,770                 24                35
----------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                  0                  0                218(g)            263
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                  0                  0                 49                62
----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                       0                  0                226(g)            295
----------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                   0                  0                 23                26
----------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                    0                  0                 31                28
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------
Balanced                                      67,135,127             86,479                105(g)            124
----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                           0                  0                 70                21(h)
----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                            0(i)               0(i)               6(i)            N/A
----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                    557,479,269            554,662                 31                31
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                200,044,593            196,118                 34                24
----------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   0                  0                123(g)            123
----------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                            0                  0                137                70
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                    0                  0                 39                36
----------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                       0                  0                 61                47
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                  0                  0                 82                41
----------------------------------------------------------------------------------------------------------------------
Global Bond                                            0                  0                 75                77
----------------------------------------------------------------------------------------------------------------------

Global Technology                             20,896,126             37,913                 81               167
----------------------------------------------------------------------------------------------------------------------
Partners International Select Growth          97,589,551            156,876                 85               104
----------------------------------------------------------------------------------------------------------------------
Partners International Select Value          559,869,117            309,044                 40                28
----------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                       0                  0                 87                96
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          0                  0                133               125
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           0                  0                180               114
----------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                             0                  0                 97               100
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                      0(j)               0(j)              10(j)            N/A
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                     0(j)               0(j)              36(j)            N/A
----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                 0                  0                 78                84
----------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - July 30, 2009                      Page 43




------------------------------------------------------------------------------------------------------------------------
                                              BROKERAGE DIRECTED FOR RESEARCH*
                                           -------------------------------------
                                                                    AMOUNT OF                   TURNOVER RATES
                                               AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                         TRANSACTIONS        IMPUTED OR PAID            2008              2007
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       $         0            $     0                  36%               53%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 54,423,999             96,049                  76                87
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                         0                  0                  37                51
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                  0                  0                  37                47
------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                 0                  0                 N/A               N/A
------------------------------------------------------------------------------------------------------------------------



      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but these amounts have not been included in the table.
    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) The underlying funds may have directed transactions to firms in exchange for research services.
    (c) Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.
    (d) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
    (e) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.



    (f) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.


    (g) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been: 124% for Limited Duration Bond Fund for the fiscal period ended July 31, 2008, 122% for Diversified Bond Fund for the fiscal period ended Aug. 31, 2008, 86% for Balanced Fund and 89% for Strategic Allocation Fund for the fiscal period ended Sept. 30, 2008, 199% for Short Duration U.S. Government Fund and 162% for U.S. Government Mortgage Fund for the fiscal period ended May 31, 2009.


    (h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


    (i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.


    (j) For the period from Aug. 1, 2008 (when the Fund became available) to Oct. 31, 2008.




Statement of Additional Information - July 30, 2009                      Page 44




As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                    None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   Ameriprise Financial                            $     65,185
                                                --------------------------------------------------------------------
                                                Charles Schwab                                       190,015
                                                --------------------------------------------------------------------
                                                Citigroup                                            289,179
                                                --------------------------------------------------------------------
                                                E*Trade Financial                                      9,587
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   109,671
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  533,707
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               1,423,202
                                                --------------------------------------------------------------------
                                                Legg Mason                                            34,047
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       321,071
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         207,965
--------------------------------------------------------------------------------------------------------------------
Small Company Index                             Investment Technology Group                        1,062,970
                                                --------------------------------------------------------------------
                                                LaBranche & Co.                                      408,547
                                                --------------------------------------------------------------------
                                                optionsXpress                                        525,824
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                              490,510
--------------------------------------------------------------------------------------------------------------------
                                                Stifel Financial                                   1,019,664
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------
Equity Value                                    Goldman Sachs Group                                2,832,324
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               7,599,674
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,446,897
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                       Eaton Vance                                          187,370
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                            294,755
                                                --------------------------------------------------------------------
                                                Stifel Financial                                     185,800
--------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                        None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                            None                                                     N/A

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 45





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 Lehman Brothers Holdings                        $  1,014,750
--------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                      TD Ameritrade Holding                              1,797,004
                                                --------------------------------------------------------------------
                                                Jefferies Group                                    1,273,510
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     2,445,642
--------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                      Goldman Sachs Group                                3,132,832
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              16,047,411
--------------------------------------------------------------------------------------------------------------------
Partners Select Value                           Stifel Financial                                   1,563,086
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                       Eaton Vance                                          235,769
                                                --------------------------------------------------------------------
                                                Investment Technology Group                          114,109
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                             70,957
                                                --------------------------------------------------------------------
                                                LaBranche & Co.                                        5,500
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                             1,315,143
                                                --------------------------------------------------------------------
                                                Stifel Financial                                      33,526
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                        Legg Mason                                         2,039,824
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  Goldman Sachs Group                                7,801,414
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                         7,081,672
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               2,680,716
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     8,340,454
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                     1,136,508
--------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         2,782,149
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,650,000
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                            640,382
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       1,713,264
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            Citigroup                                         23,201,974
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               32,663,485
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              22,009,110
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       3,911,464
--------------------------------------------------------------------------------------------------------------------
Real Estate                                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
Cash Management                                 Bear Stearns Companies                            25,000,000
                                                --------------------------------------------------------------------
                                                Citigroup Funding                                196,618,680
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                 146,620,740
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               25,000,000
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                             136,841,050
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         80,100,000
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                              152,998,540
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    20,720,382
--------------------------------------------------------------------------------------------------------------------

Disciplined Equity                              Charles Schwab                                     4,016,005
                                                --------------------------------------------------------------------
                                                Citigroup                                         89,269,962
                                                --------------------------------------------------------------------
                                                E*TRADE                                              773,132
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                4,770,869
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              41,756,101
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                          7,515,746
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               19,815,362
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    39,406,764
--------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                     Knight Capital Group Cl A                            145,822
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                               63,829
                                                --------------------------------------------------------------------
                                                Westwood Holdings Group                              134,188
--------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity            Knight Capital Group Cl A                             72,493

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 46




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Floating Rate                                   Ameritrade Holding Corp.                        $    745,332
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               943,533
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         1,952,180
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      855,783
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            963,838
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                           1,153,729
                                                --------------------------------------------------------------------
                                                Nuveen Investments                                 1,658,970
--------------------------------------------------------------------------------------------------------------------

Growth                                          Lehman Brothers Holdings*                          6,021,142
--------------------------------------------------------------------------------------------------------------------

Income Opportunities                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Large Cap Equity                                Citigroup                                         26,071,447
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               22,551,709
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              47,861,246
                                                --------------------------------------------------------------------
                                                Legg Mason                                         4,714,454
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         19,819,100
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                4,367,136
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    17,105,697
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       7,082,875
--------------------------------------------------------------------------------------------------------------------

Large Cap Value                                 Citigroup                                            878,430
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  326,303
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               1,210,083
                                                --------------------------------------------------------------------
                                                Legg Mason                                           111,487
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            366,723
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  173,678
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       465,824
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         288,083
--------------------------------------------------------------------------------------------------------------------

Limited Duration Bond                           Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                872,823
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               641,299
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      248,077
                                                --------------------------------------------------------------------
                                                Citigroup                                          1,259,000
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                      696,777
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           170,687
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  278,727
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     226,272
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      676,454
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                            799,079
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                 991,462
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                         3,563,196
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       1,587,416
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            544,494
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  706,410
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             122,321
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       944,154
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             692,480
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                       840,855

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 47




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $ 17,436,578
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities            21,099,342
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                    1,571,241
                                                --------------------------------------------------------------------
                                                Citigroup                                         28,310,330
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                   14,460,744
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         3,136,137
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                5,831,624
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                   4,591,057
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                   14,248,373
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                         13,047,600
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Bank                                8,319,926
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                        69,173,902
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              16,062,237
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                      30,843,436
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         12,531,597
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               13,901,778
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                           3,496,976
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    16,923,975
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                          16,818,388
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                    14,352,406
--------------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                             None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
Balanced                                        Bear Stearns Adjustable Rate Mortgage
                                                Trust                                              2,056,495
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             2,433,377
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      950,665
                                                --------------------------------------------------------------------
                                                Citigroup                                         11,143,567
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    1,597,731
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           352,251
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  641,835
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     336,023
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      618,807
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                2,224,256
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,093,832
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              13,228,624
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Bank                                  485,791
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                         5,788,325
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       3,548,011
                                                --------------------------------------------------------------------
                                                Legg Mason                                           378,164
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             93,125
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                2,155,227
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             222,584
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,939,572
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,954,402
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       2,794,751
--------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                    Goldman Sachs Group                                2,407,041
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                1,031,582
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     2,026,438

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 48




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                     Citigroup                                       $    465,556
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                                587
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  131,307
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                        89,056
--------------------------------------------------------------------------------------------------------------------

Diversified Equity Income                       Citigroup                                         40,913,779
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              49,760,204
--------------------------------------------------------------------------------------------------------------------

Mid Cap Value                                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Strategic Allocation                            Bear Stearns Commercial Mortgage
                                                Securities                                         3,562,336
                                                --------------------------------------------------------------------
                                                Charles Schwab                                     1,763,164
                                                --------------------------------------------------------------------
                                                Citigroup                                         30,594,415
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                1,642,261
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                     2,042,743
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  641,835
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                4,882,828
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  994,048
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,523,546
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              16,986,581
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         6,446,223
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                             73,899
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                   4,304,264
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             29,688
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                6,168,171
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mortgage Trust                         927,435
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     7,342,576
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,337,566
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                 1,512,553
--------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                     Ameritrade Holding Corp. - subsidiary                594,322
                                                --------------------------------------------------------------------
                                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                203,614
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mortgage
                                                Securities                                           909,594
                                                --------------------------------------------------------------------
                                                Charles Schwab                                        25,090
                                                --------------------------------------------------------------------
                                                Citigroup                                            720,374
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                       939,180
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                1,639,456
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                   34,304
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                 217,669
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         1,875,303
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             11,788
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  158,624
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mortgage Trust                         366,194
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       555,840
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             119,467
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                   756,276
                                                --------------------------------------------------------------------
                                                Nuveen Investments                                   105,610

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 49




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income             Bear Stearns Companies                          $    745,926
                                                --------------------------------------------------------------------
                                                Citigroup                                            619,416
                                                --------------------------------------------------------------------
                                                Credit Suisse First Boston USA                       636,727
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          2,521,127
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                           849,854
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             75,200
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       633,832
                                                --------------------------------------------------------------------
                                                Morgan Stanley, Dean Witter Capital 1              1,167,921
--------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                           Morgan Stanley                                     1,258,573
--------------------------------------------------------------------------------------------------------------------

Global Bond                                     Bear Stearns Commercial Mortgage
                                                Securities                                         1,106,194
                                                --------------------------------------------------------------------
                                                Citigroup                                            709,276
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                1,294,437
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  715,932
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     452,945
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                1,407,343
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,260,948
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         6,275,448
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                   4,531,712
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            171,600
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  588,461
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,458,809
--------------------------------------------------------------------------------------------------------------------

Global Technology                               None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Growth            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Value             Credit Suisse Group                               13,198,329
--------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                    Credit Suisse Group                                  791,189
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                      Goldman Sachs Group                                1,322,195
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               8,071,264
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income               JPMorgan Chase & Co.                                 138,146
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha              None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity          Credit Suisse Group                                3,541,191
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  TD Ameritrade Holding                              5,944,887
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                          None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------



     * Subsequent to Aug. 31, 2008. Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.



Statement of Additional Information - July 30, 2009                      Page 50




BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --         $    0(a)    $    0
Basic Income
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0(a)         0
Enhanced Income
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0(a)         0
Moderate Income
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total     None               --             --          --           --              0            0
Equity
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Small Company Index         None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth   UBS                 1        $ 2,243        0.40%        0.97%        $3,919            0
                            Securities
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 51





                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity    None               --             --          --           --              0(b)       N/A
--------------------------------------------------------------------------------------------------------------------------
Recovery and                None(c)            --             --          --           --            N/A          N/A
Infrastructure
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045        None               --             --          --           --              0            0(d)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth  JPMorgan            2        $62,224       14.93%        6.60%        $3,532       $   23
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value       Gabelli &           3                         --           --              0        7,352
                            Co.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity   Wachovia            4            141        0.13         0.12              0          568
                            Capital
                            Markets
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Short Duration              None               --             --          --           --              0            0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           --             --          --           --              0            0
                            None
--------------------------------------------------------------------------------------------------------------------------
Real Estate                 None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 52




                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management             None               --             --          --           --         $    0       $    0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity          None                                                                       0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and       None               --             --          --           --              0            0(e)
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small           None               --             --          --           --              0            0(f)
Cap Value
--------------------------------------------------------------------------------------------------------------------------
Floating Rate               None               --             --          --           --              0            0(f)
--------------------------------------------------------------------------------------------------------------------------
Growth                      None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities        None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected         None               --             --          --           --              0            0
Securities
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond       None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt       None               --             --          --           --              0            0(g)
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond            None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt        None               --             --          --           --              0            0(g)
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt         None               --             --          --           --              0            0(g)
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None               --             --          --           --              0(h)       N/A
Growth
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None(i)            --             --          --           --            N/A          N/A
Value
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation        None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Strategic Income            None               --             --          --           --              0(h)       N/A
Allocation
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency    None               --             --          --           --              0            0(j)
and Income
--------------------------------------------------------------------------------------------------------------------------
Disciplined International   None               --             --          --           --              0            0(k)
Equity
--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond       None               --             --          --           --              0            0(l)
--------------------------------------------------------------------------------------------------------------------------

Global Bond                 None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Global Technology           None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Partners International      JPMorgan            2              0          --           --              0        8,149
Select Growth               Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------

Partners International      Sanford             5          1,677        0.11%        0.04%           N/A          N/A
Select Value                Bernstein

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 53




                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
Partners International      None               --             --          --           --         $    0       $    0
Small Cap
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging       None               --             --          --           --              0            0
Markets
--------------------------------------------------------------------------------------------------------------------------

Threadneedle European       None               --             --          --           --              0            0
Equity
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None(m)            --             --          --           --            N/A          N/A
Income
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global         None(m)            --             --          --           --            N/A          N/A
Extended Alpha
--------------------------------------------------------------------------------------------------------------------------

Threadneedle International  None               --             --          --           --              0            0
Opportunity
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt     None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 --             --          --           --              0            0
                            None
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income      None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market     None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------





    (1) Affiliate of UBS Global Asset Management, a subadviser.
    (2) Affiliate of American Century, a subadviser.
    (3) Affiliate of GAMCO Investors, Inc. a former subadviser, terminated Sept. 29, 2006.

    (4) Affiliate of Jennison Associates, LLC, a subadviser.

    (5) Affiliate of AllianceBernstein, a subadviser.

    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
    (c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
    (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
    (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

    (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

    (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

    (h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

    (i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

    (j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

    (k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

    (l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

    (m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.



Statement of Additional Information - July 30, 2009                      Page 54




VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value per share of a class of a fund was based on net assets of that class divided by the number of class shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1. All expenses of a fund, including the management fee and, as applicable, distribution and plan administration fees, are accrued daily and taken into account for the purpose of determining NAV.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
     Class A                                   $  186,970,729         22,677,468                $ 8.24
     Class B                                       27,939,305          3,394,885                  8.23
     Class C                                        9,281,940          1,126,721                  8.24
     Class R4                                           8,257              1,000                  8.26
-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
     Class A                                      164,090,568         21,598,784                  7.60
     Class B                                       18,998,046          2,503,256                  7.59
     Class C                                        7,980,635          1,051,482                  7.59
     Class R4                                         103,837             13,670                  7.60
-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
     Class A                                      338,875,864         43,137,952                  7.86
     Class B                                       40,992,857          5,230,164                  7.84
     Class C                                       14,003,542          1,784,927                  7.85
     Class R4                                          14,829              1,885                  7.87
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
     Class A                                      294,773,096         45,416,245                  6.49
     Class B                                       56,863,918          8,803,125                  6.46
     Class C                                       11,330,376          1,765,176                  6.42
     Class R4                                         141,064             21,713                  6.50
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
     Class A                                      145,919,328         17,150,019                  8.51
     Class B                                       41,589,703          4,905,272                  8.48
     Class C                                       10,602,340          1,249,604                  8.48
     Class R4                                          20,746              2,461                  8.43
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
     Class A                                      664,054,374         87,640,367                  7.58
     Class B                                      144,798,038         19,199,873                  7.54
     Class C                                       33,449,418          4,433,154                  7.55
     Class R4                                          78,368             10,348                  7.57
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
     Class A                                      644,510,105         91,887,421                  7.01
     Class B                                      130,075,493         18,628,806                  6.98
     Class C                                       26,360,644          3,778,666                  6.98
     Class R4                                         558,316             79,497                  7.02
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
     Class A                                      257,155,177         32,046,209                  8.02
     Class B                                       60,844,849          7,606,644                  8.00
     Class C                                       15,772,351          1,971,183                  8.00
     Class R4                                          25,381              3,177                  7.99
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
     Class A                                      245,908,353         40,787,041                  6.03
     Class B                                       45,514,660          7,624,879                  5.97
     Class C                                        9,263,309          1,558,801                  5.94
     Class R4                                          74,311             12,287                  6.05

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 55




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index
     Class D                                   $   21,470,665          7,875,153                $ 2.73
     Class E                                       87,567,351         32,008,961                  2.74
-----------------------------------------------------------------------------------------------------------------
Small Company Index
     Class A                                      280,601,738         99,425,503                  2.82
     Class B                                       50,844,680         22,379,419                  2.27
     Class R4                                       4,364,248          1,490,973                  2.93
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value
     Class A                                      450,712,507         68,890,198                  6.54
     Class B                                       50,134,973          7,632,829                  6.57
     Class C                                        3,102,757            477,818                  6.49
     Class I                                            3,591                548                  6.55
     Class R2                                           2,447                374                  6.54
     Class R3                                         107,204             16,368                  6.55
     Class R4                                       4,173,423            636,556                  6.56
     Class R5                                           2,447                374                  6.54
     Class W                                            2,484                380                  6.54
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth
     Class A                                       38,606,437         17,175,057                  2.25
     Class B                                       11,644,484          5,603,218                  2.08
     Class C                                        1,632,974            785,175                  2.08
     Class I                                       30,343,515         13,031,926                  2.33
     Class R2                                           2,156                951                  2.27
     Class R3                                           2,169                951                  2.28
     Class R4                                          53,805             23,512                  2.29
     Class R5                                           2,183                951                  2.30
-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining
     Class A                                       94,319,611         10,433,590                  9.04
     Class B                                       12,722,723          1,541,104                  8.26
     Class C                                        2,257,212            278,920                  8.09
     Class I                                            9,068                989                  9.17
     Class R4                                          73,212              7,985                  9.17
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage
     Class A                                       98,550,562         41,364,743                  2.38
     Class B                                       18,095,864          8,635,167                  2.10
     Class C                                        2,142,495          1,021,091                  2.10
     Class I                                            3,701              1,484                  2.49
     Class R2                                           1,649                679                  2.43
     Class R3                                           1,660                679                  2.44
     Class R4                                          19,818              8,014                  2.47
     Class R5                                           1,671                679                  2.46
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity
     Class A                                       27,439,148          2,402,528                 11.42
     Class B                                        1,599,194            141,516                 11.30
     Class C                                        1,341,742            118,740                 11.30
     Class I                                        3,232,961            281,691                 11.48
     Class R5                                           5,735                500                 11.47
-----------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure
     Class A                                       50,777,415          4,371,521                 11.62
     Class B                                        4,017,674            346,389                 11.60
     Class C                                        2,722,636            234,730                 11.60
     Class I                                       12,377,893          1,064,623                 11.63
     Class R2                                          11,607              1,000                 11.61
     Class R3                                          11,614              1,000                 11.61
     Class R4                                          22,600              1,945                 11.62
     Class R5                                          11,626              1,000                 11.63

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 56




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010
     Class A                                   $    3,095,956            447,244                $ 6.92
     Class R2                                           3,240                468                  6.92
     Class R3                                           3,240                468                  6.92
     Class R4                                           3,242                468                  6.93
     Class R5                                           3,243                468                  6.93
     Class Y                                        4,703,534            678,609                  6.93
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015
     Class A                                        4,840,029            712,731                  6.79
     Class R2                                           3,164                465                  6.80
     Class R3                                           3,163                465                  6.80
     Class R4                                           3,164                465                  6.80
     Class R5                                           3,167                465                  6.81
     Class Y                                       13,012,797          1,910,356                  6.81
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020
     Class A                                        3,732,214            589,755                  6.33
     Class R2                                           8,994              1,416                  6.35
     Class R3                                           2,948                464                  6.35
     Class R4                                           2,948                464                  6.35
     Class R5                                           2,952                464                  6.36
     Class Y                                       14,824,867          2,331,930                  6.36
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025
     Class A                                        2,261,901            361,260                  6.26
     Class R2                                          15,488              2,472                  6.27
     Class R3                                           2,929                466                  6.29
     Class R4                                           2,936                465                  6.31
     Class R5                                           2,936                465                  6.31
     Class Y                                       18,489,701          2,936,299                  6.30
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030
     Class A                                        4,733,464            752,794                  6.29
     Class R2                                           7,048              1,118                  6.30
     Class R3                                           2,927                464                  6.31
     Class R4                                           2,923                464                  6.30
     Class R5                                           2,926                464                  6.31
     Class Y                                       18,044,906          2,860,073                  6.31
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035
     Class A                                        1,296,313            208,303                  6.22
     Class R2                                           2,910                467                  6.23
     Class R3                                           2,912                467                  6.24
     Class R4                                           2,912                467                  6.24
     Class R5                                           2,915                467                  6.24
     Class Y                                       13,096,274          2,097,551                  6.24
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040
     Class A                                        1,247,058            206,572                  6.04
     Class R2                                           8,314              1,373                  6.06
     Class R3                                          19,225              3,175                  6.06
     Class R4                                           2,811                464                  6.06
     Class R5                                           2,814                464                  6.06
     Class Y                                        8,534,956          1,407,503                  6.06
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045
     Class A                                        1,182,765            191,544                  6.17
     Class R2                                           2,883                466                  6.19
     Class R3                                           2,883                466                  6.19
     Class R4                                           2,883                466                  6.19
     Class R5                                           2,885                466                  6.19
     Class Y                                        7,820,301          1,262,765                  6.19

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 57





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
High Yield Bond
     Class A                                   $1,003,575,895        436,811,958                $ 2.30
     Class B                                      109,559,138         47,713,625                  2.30
     Class C                                       21,579,358          9,454,650                  2.28
     Class I                                       74,332,691         32,399,309                  2.29
     Class R2                                          14,121              6,128                  2.30
     Class R3                                       1,242,890            538,148                  2.31
     Class R4                                       2,390,655          1,040,477                  2.30
     Class R5                                           3,897              1,695                  2.30
     Class W                                        6,434,725          2,824,309                  2.28
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth
     Class A                                      207,169,730         33,798,503                  6.13
     Class B                                       30,452,015          5,204,722                  5.85
     Class C                                        1,762,044            301,006                  5.85
     Class I                                       71,268,211         11,379,715                  6.26
     Class R2                                          75,006             12,246                  6.12
     Class R3                                          16,916              2,736                  6.18
     Class R4                                          90,922             14,618                  6.22
     Class R5                                           3,564                572                  6.23
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Partners Fundamental Value
     Class A                                      319,303,984         86,102,190                  3.71
     Class B                                       68,807,426         19,386,443                  3.55
     Class C                                        8,381,816          2,350,575                  3.57
     Class I                                      147,813,699         39,425,906                  3.75
     Class R4                                         161,351             43,267                  3.73
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Partners Select Value
     Class A                                      171,586,494         54,027,990                  3.18
     Class B                                       33,999,040         11,190,973                  3.04
     Class C                                        3,664,376          1,209,841                  3.03
     Class I                                       52,038,069         16,131,939                  3.23
     Class R4                                          58,363             18,230                  3.20
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity
     Class A                                      106,851,808         31,129,071                  3.43
     Class B                                       11,759,149          3,675,291                  3.20
     Class C                                        1,271,635            397,882                  3.20
     Class I                                            6,010              1,724                  3.49
     Class R4                                       2,148,452            615,294                  3.49
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
     Class A                                      194,255,683         58,055,466                  3.35
     Class B                                       61,304,340         19,668,144                  3.12
     Class C                                        5,806,654          1,858,261                  3.12
     Class I                                       40,476,472         11,699,997                  3.46
     Class R2                                         341,874            102,053                  3.35
     Class R3                                          26,984              7,954                  3.39
     Class R4                                         153,671             45,029                  3.41
     Class R5                                       7,086,719          2,072,383                  3.42
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
     Class A                                      529,368,837        114,236,678                  4.63
     Class B                                      113,216,242         24,431,558                  4.63
     Class C                                       12,866,781          2,776,585                  4.63
     Class I                                       41,851,347          9,022,598                  4.64
     Class R4                                       4,331,129            934,061                  4.64
     Class W                                            4,876              1,053                  4.63

-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 58





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
     Class A                                   $   78,939,541         16,543,068                $ 4.77
     Class B                                       24,176,629          5,064,728                  4.77
     Class C                                        4,090,259            856,738                  4.77
     Class I                                      221,584,142         46,475,255                  4.77
     Class R4                                          63,991             13,427                  4.77
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity
     Class A                                    1,166,836,238        151,153,162                  7.72
     Class B                                      171,162,689         22,320,646                  7.67
     Class C                                       21,336,365          2,787,614                  7.65
     Class I                                      196,677,710         25,428,411                  7.73
     Class R2                                             N/A                N/A                   N/A
     Class R3                                             N/A                N/A                   N/A
     Class R4                                         884,486            114,314                  7.74
     Class R5                                             N/A                N/A                   N/A
     Class W                                            4,393                568                  7.73
-----------------------------------------------------------------------------------------------------------------
Real Estate
     Class A                                       86,019,287          7,529,295                 11.42
     Class B                                       14,247,297          1,256,751                 11.34
     Class C                                        1,419,450            125,279                 11.33
     Class I                                      113,290,977          9,895,570                 11.45
     Class R4                                         109,251              9,603                 11.38
     Class W                                            3,128                275                 11.37
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management
     Class A                                    4,728,063,840      4,735,985,483                  1.00
     Class B                                       85,972,944         86,123,177                  1.00
     Class C                                        7,698,464          7,709,484                  1.00
     Class I                                       86,515,821         86,572,983                  1.00
     Class R5                                           4,990              5,000                  1.00
     Class W                                       38,283,118         38,307,096                  1.00
     Class Y                                       33,285,660         33,299,232                  1.00
-----------------------------------------------------------------------------------------------------------------
Disciplined Equity
     Class A                                    1,067,408,739        181,520,585                  5.88
     Class B                                       35,383,368          6,102,723                  5.80
     Class C                                        2,787,743            482,134                  5.78
     Class I                                      391,424,906         66,059,325                  5.93
     Class R2                                           3,886                661                  5.88
     Class R3                                           3,892                661                  5.89
     Class R4                                     126,215,819         21,367,300                  5.91
     Class R5                                           3,897                661                  5.90
     Class W                                    1,355,143,677        231,124,956                  5.86
-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
     Class A                                       16,737,687          1,995,771                  8.39
     Class B                                        1,001,638            121,121                  8.27
     Class C                                          162,845             19,685                  8.27
     Class I                                       15,280,626          1,816,335                  8.41
     Class R4                                          10,136              1,204                  8.42
     Class W                                        6,835,033            817,433                  8.36
-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
     Class A                                       12,703,109          1,450,722                  8.76
     Class B                                          347,557             40,165                  8.65
     Class C                                           54,959              6,351                  8.65
     Class I                                       22,825,612          2,600,072                  8.78
     Class R2                                           3,982                455                  8.75
     Class R3                                           3,987                455                  8.76
     Class R4                                           8,777              1,000                  8.78
     Class R5                                           3,989                455                  8.77

-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 59




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Floating Rate
     Class A                                   $  261,075,201         29,120,778                $ 8.97
     Class B                                       23,136,657          2,580,594                  8.97
     Class C                                       19,695,527          2,196,860                  8.97
     Class I                                      184,939,822         20,637,515                  8.96
     Class R4                                         183,544             20,426                  8.99
     Class R5                                           4,995                556                  8.98
     Class W                                            4,456                497                  8.97
-----------------------------------------------------------------------------------------------------------------
Growth
     Class A                                    1,590,672,418         58,435,801                 27.22
     Class B                                      189,224,073          7,631,999                 24.79
     Class C                                       13,114,426            530,243                 24.73
     Class I                                      326,363,923         11,697,509                 27.90
     Class R2                                           4,280                155                 27.61
     Class R3                                           4,286                155                 27.65
     Class R4                                      55,923,087          2,013,270                 27.78
     Class R5                                           4,290                155                 27.68
     Class W                                            4,336                157                 27.62
-----------------------------------------------------------------------------------------------------------------
Income Opportunities
     Class A                                      138,240,324         14,797,904                  9.34
     Class B                                       25,890,499          2,772,741                  9.34
     Class C                                        3,872,515            414,776                  9.34
     Class I                                       68,474,383          7,321,389                  9.35
     Class R4                                         142,584             15,216                  9.37
-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
     Class A                                      222,999,226         21,714,361                 10.27
     Class B                                       36,023,542          3,509,539                 10.26
     Class C                                       10,682,613          1,040,718                 10.26
     Class I                                      402,165,599         39,165,376                 10.27
     Class R4                                          43,246              4,214                 10.26
     Class W                                      253,836,343         24,718,020                 10.27
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity
     Class A                                    3,388,815,212        750,529,476                  4.52
     Class B                                      432,695,950         98,119,285                  4.41
     Class C                                       20,752,067          4,701,508                  4.41
     Class I                                       38,943,788          8,562,931                  4.55
     Class R2                                           3,743                822                  4.55
     Class R3                                           3,749                822                  4.56
     Class R4                                     179,264,616         39,104,432                  4.58
     Class R5                                           3,789                822                  4.61
-----------------------------------------------------------------------------------------------------------------
Large Cap Value
     Class A                                       35,085,132          8,397,421                  4.18
     Class B                                        7,328,116          1,765,846                  4.15
     Class C                                          659,182            159,562                  4.13
     Class I                                       11,230,530          2,671,840                  4.20
     Class R2                                           3,187                763                  4.18
     Class R3                                           3,192                763                  4.18
     Class R4                                          21,573              5,115                  4.22
     Class R5                                           3,253                763                  4.26
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond
     Class A                                       62,676,888          6,707,418                  9.34
     Class B                                        7,350,615            786,840                  9.34
     Class C                                        1,600,298            171,367                  9.34
     Class I                                      105,609,598         11,296,909                  9.35
     Class R4                                           9,369              1,000                  9.37
     Class W                                            4,793                512                  9.36

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 60




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt
     Class A                                   $  172,038,905         35,097,770                $ 4.90
     Class B                                        4,711,779            961,893                  4.90
     Class C                                        2,843,385            579,342                  4.91
-----------------------------------------------------------------------------------------------------------------
Diversified Bond
     Class A                                    1,920,027,558        413,143,778                  4.65
     Class B                                      254,464,345         54,765,337                  4.65
     Class C                                       31,688,522          6,817,452                  4.65
     Class I                                      693,189,044        148,965,143                  4.65
     Class R2                                           9,610              2,067                  4.65
     Class R3                                           9,610              2,067                  4.65
     Class R4                                      75,478,505         16,261,328                  4.64
     Class R5                                           9,588              2,067                  4.64
     Class W                                      655,311,873        140,970,151                  4.65
-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
     Class A                                      289,301,362         56,564,455                  5.11
     Class B                                       13,968,961          2,730,369                  5.12
     Class C                                        8,460,353          1,653,947                  5.12
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
     Class A                                       52,571,799         10,842,089                  4.85
     Class B                                        3,503,352            722,515                  4.85
     Class C                                          717,930            148,072                  4.85
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced
     Class A                                      634,072,106         69,966,655                  9.06
     Class B                                       26,100,296          2,897,118                  9.01
     Class C                                        3,748,762            416,783                  8.99
     Class R4                                      47,215,934          5,209,145                  9.06
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth
     Class A                                       25,775,970          3,371,206                  7.65
     Class B                                        2,911,541            384,045                  7.58
     Class C                                        1,725,877            227,595                  7.58
     Class I                                      161,645,963         21,034,723                  7.68
     Class R2                                           7,654              1,000                  7.65
     Class R3                                           7,669              1,000                  7.67
     Class R4                                          22,347              2,910                  7.68
     Class R5                                           7,680              1,000                  7.68
     Class W                                            4,387                573                  7.66
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value
     Class A                                          394,708             43,191                  9.14
     Class B                                           19,345              2,120                  9.13
     Class C                                            9,124              1,000                  9.12
     Class I                                        8,359,169            914,414                  9.14
     Class R2                                           9,129              1,000                  9.13
     Class R3                                           9,134              1,000                  9.13
     Class R4                                           9,138              1,000                  9.14
     Class R5                                           9,142              1,000                  9.14
     Class W                                            9,135              1,000                  9.14

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 61




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income
     Class A                                   $4,504,417,578        483,974,117                $ 9.31
     Class B                                      633,359,809         67,927,974                  9.32
     Class C                                       93,320,596         10,037,632                  9.30
     Class I                                      189,996,681         20,429,835                  9.30
     Class R2                                       7,727,583            832,912                  9.28
     Class R3                                     108,542,942         11,676,683                  9.30
     Class R4                                     182,738,003         19,618,165                  9.31
     Class R5                                      45,588,984          4,896,103                  9.31
     Class W                                            3,363                361                  9.32
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
     Class A                                    1,745,361,398        244,325,635                  7.14
     Class B                                      164,379,864         23,826,489                  6.90
     Class C                                       54,137,367          7,844,791                  6.90
     Class I                                       15,525,593          2,138,378                  7.26
     Class R2                                      10,456,777          1,468,157                  7.12
     Class R3                                      30,952,140          4,330,118                  7.15
     Class R4                                     270,774,444         37,623,411                  7.20
     Class R5                                      65,029,360          9,020,432                  7.21
     Class W                                            3,638                506                  7.19
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation
     Class A                                    1,437,164,150        157,978,918                  9.10
     Class B                                      169,089,504         18,763,641                  9.01
     Class C                                       59,278,791          6,608,282                  8.97
     Class I                                            3,946                434                  9.09
     Class R2                                           3,946                434                  9.09
     Class R3                                           3,946                434                  9.09
     Class R4                                       6,812,658            748,545                  9.10
     Class R5                                           3,946                434                  9.09
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation
     Class A                                      148,194,341         16,594,182                  8.93
     Class B                                       18,190,751          2,036,698                  8.93
     Class C                                        5,807,175            650,672                  8.92
     Class R2                                           4,797                537                  8.93
     Class R3                                           4,797                537                  8.93
     Class R4                                           4,797                537                  8.93
     Class R5                                           4,797                537                  8.93
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income
     Class A                                      175,659,037         17,625,597                  9.97
     Class B                                        3,268,605            328,166                  9.96
     Class C                                        9,463,358            951,266                  9.95
     Class I                                      202,106,353         20,252,851                  9.98
     Class R4                                          21,219              2,128                  9.97
     Class R5                                           9,399                942                  9.98
     Class W                                      303,933,095         30,493,927                  9.97
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity
     Class A                                       56,469,388          9,374,248                  6.02
     Class B                                        9,774,655          1,653,855                  5.91
     Class C                                        1,125,907            190,230                  5.92
     Class I                                      103,041,181         16,963,698                  6.07
     Class R2                                           3,062                509                  6.02
     Class R3                                           3,064                509                  6.02
     Class R4                                          60,625              9,985                  6.07
     Class R5                                           3,068                509                  6.03
     Class W                                      249,098,785         41,391,645                  6.02

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 62




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
     Class A                                   $    9,670,545          1,370,967                $ 7.05
     Class B                                        1,178,353            167,178                  7.05
     Class C                                          190,923             27,123                  7.04
     Class I                                       65,282,310          9,254,282                  7.05
     Class R4                                          14,966              2,122                  7.05
     Class W                                      104,386,031         14,813,074                  7.05
-----------------------------------------------------------------------------------------------------------------
Global Bond
     Class A                                      248,748,168         40,394,613                  6.16
     Class B                                       42,399,524          6,810,424                  6.23
     Class C                                        4,294,941            695,288                  6.18
     Class I                                      205,797,902         33,497,669                  6.14
     Class R4                                         118,425             19,229                  6.16
     Class W                                      135,156,943         21,988,540                  6.15
-----------------------------------------------------------------------------------------------------------------
Global Technology
     Class A                                       68,868,177         41,145,420                  1.67
     Class B                                       15,072,741         10,575,597                  1.43
     Class C                                        1,965,181          1,374,828                  1.43
     Class I                                            4,802              2,785                  1.72
     Class R4                                          80,257             47,182                  1.70
-----------------------------------------------------------------------------------------------------------------
Partners International Select Growth
     Class A                                      190,233,626         40,703,983                  4.67
     Class B                                       29,647,619          6,606,389                  4.49
     Class C                                        3,212,928            717,874                  4.48
     Class I                                      155,259,864         32,753,046                  4.74
     Class R4                                         549,030            116,504                  4.71
-----------------------------------------------------------------------------------------------------------------
Partners International Select Value
     Class A                                      659,380,574        131,334,112                  5.02
     Class B                                      112,548,353         23,561,229                  4.78
     Class C                                       12,609,706          2,647,530                  4.76
     Class I                                       95,735,708         18,694,350                  5.12
     Class R4                                         557,748            109,344                  5.10
-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap
     Class A                                       27,160,173          7,106,419                  3.82
     Class B                                        4,963,699          1,344,161                  3.69
     Class C                                          450,022            122,028                  3.69
     Class I                                       14,279,407          3,686,270                  3.87
     Class R4                                       1,481,699            383,999                  3.86
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets
     Class A                                      250,088,197         50,453,378                  4.96
     Class B                                       28,179,486          6,354,512                  4.43
     Class C                                        3,162,935            711,847                  4.44
     Class I                                            7,972              1,558                  5.12
     Class R4                                         782,170            152,215                  5.14
     Class R5                                           2,746                535                  5.13
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity
     Class A                                       57,915,534         14,934,494                  3.88
     Class B                                       10,080,353          2,636,641                  3.82
     Class C                                          954,195            250,456                  3.81
     Class I                                            5,191              1,336                  3.89
     Class R4                                          13,097              3,360                  3.90

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 63




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
     Class A                                   $  380,429,958         73,040,390                $ 5.21
     Class B                                       42,166,196          8,654,662                  4.87
     Class C                                        4,754,813            985,451                  4.83
     Class I                                            3,498                666                  5.25
     Class R2                                           3,314                634                  5.23
     Class R3                                           3,322                634                  5.24
     Class R4                                       5,067,319            963,574                  5.26
     Class R5                                           3,329                634                  5.25
     Class W                                            3,342                639                  5.23
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income
     Class A                                        5,428,904            749,581                  7.24
     Class B                                          648,517             89,630                  7.24
     Class C                                           57,726              7,976                  7.24
     Class I                                        3,573,485            493,000                  7.25
     Class R2                                           7,248              1,000                  7.25
     Class R3                                           7,250              1,000                  7.25
     Class R4                                           8,696              1,199                  7.25
     Class R5                                           7,248              1,000                  7.25
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha
     Class A                                        2,207,567            158,009                 13.97
     Class B                                          238,583             17,116                 13.94
     Class C                                           93,733              6,724                 13.94
     Class I                                        3,445,776            246,500                 13.98
     Class R2                                           6,979                500                 13.96
     Class R3                                           6,984                500                 13.97
     Class R4                                          23,241              1,663                 13.98
     Class R5                                           6,988                500                 13.98
Threadneedle International Opportunity
     Class A                                      248,481,494         38,086,295                  6.52
     Class B                                       26,534,037          4,183,815                  6.34
     Class C                                        1,937,373            308,820                  6.27
     Class I                                       72,732,880         11,020,753                  6.60
     Class R2                                           3,285                496                  6.62
     Class R3                                           3,293                496                  6.64
     Class R4                                         167,848             25,145                  6.68
     Class R5                                           3,299                496                  6.65
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
     Class A                                       67,541,537         13,860,690                  4.87
     Class B                                        4,766,940            979,243                  4.87
     Class C                                        2,312,311            475,008                  4.87
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     Class A                                      348,889,713         66,587,189                  5.24
     Class B                                       44,292,642         10,090,767                  4.39
     Class C                                        2,596,534            591,200                  4.39
     Class I                                       53,382,926          9,727,776                  5.49
     Class R4                                       2,610,805            484,792                  5.39
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
     Class A                                      583,790,472        173,452,947                  3.37
     Class B                                       19,621,893          5,829,378                  3.37
     Class C                                        5,593,015          1,661,152                  3.37
-----------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income
     Class A                                    2,135,093,331        574,689,338                  3.72
     Class B                                       53,720,142         14,466,113                  3.71
     Class C                                       12,329,720          3,317,475                  3.72
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           138,915,998        138,948,951                  1.00
-----------------------------------------------------------------------------------------------------------------





Statement of Additional Information - July 30, 2009                      Page 64




FOR FUNDS OTHER THAN MONEY MARKET FUNDS. A fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.



Statement of Additional Information - July 30, 2009                      Page 65




While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the website as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on its website each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Bowne, Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example,


Statement of Additional Information - July 30, 2009                      Page 66




applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.



Statement of Additional Information - July 30, 2009                      Page 67




    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board


Statement of Additional Information - July 30, 2009                      Page 68




sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain funds may invest in shares of other funds in the RiverSource Family of Funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.



Statement of Additional Information - July 30, 2009                      Page 69




INVESTING IN A FUND

SALES CHARGE

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                     TABLE 9. CLASS A INITIAL SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         Fund-of-funds - fixed
                                                       income, State tax-exempt
                                                      fixed income, Taxable fixed
                         Balanced, Equity, Fund-of-    income, Tax-exempt fixed
                               funds - equity                   income
                       ----------------------------------------------------------
     Fund category                 Sales charge(a) as a percentage of:
---------------------------------------------------------------------------------
                            PUBLIC                       Public
                           OFFERING     Net amount      offering      Net amount
  TOTAL MARKET VALUE       PRICE(b)      invested       price(b)       invested
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or
  more(c),(d)               0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

-----------------------------------------------------------------------------------------
                                          SALES CHARGE(a) as a
                                              Percentage of         Sales Charge(a) as a
                                             Public Offering            Percentage of
          TOTAL MARKET VALUE                    Price(b)             Net Amount Invested
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more(c),(d)                         0.00%                     0.00%
-----------------------------------------------------------------------------------------



    (a) Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    (b) Purchase price includes the sales charge.

    (c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

    (d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sale commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission of up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.



Statement of Additional Information - July 30, 2009                      Page 70




Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 10. PUBLIC OFFERING PRICE


                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
Income Builder Basic Income                         $ 8.24           0.9525          $ 8.65
----------------------------------------------------------------------------------------------
Income Builder Enhanced Income                        7.60           0.9525            7.98
----------------------------------------------------------------------------------------------
Income Builder Moderate Income                        7.86           0.9525            8.25
----------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                          6.49           0.9425            6.89
----------------------------------------------------------------------------------------------
Portfolio Builder Conservative                        8.51           0.9525            8.93
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate                            7.58           0.9425            8.04
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                 7.01           0.9425            7.44
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative               8.02           0.9525            8.42
----------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                        6.03           0.9425            6.40
----------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                           2.73      No sales charge        2.73
----------------------------------------------------------------------------------------------
Small Company Index                                   2.82           0.9425            2.99
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                                          6.54           0.9425            6.94
----------------------------------------------------------------------------------------------
Partners Small Cap Growth                             2.25           0.9425            2.39
----------------------------------------------------------------------------------------------
Precious Metals and Mining                            9.04           0.9425            9.59
----------------------------------------------------------------------------------------------
Small Cap Advantage                                   2.38           0.9425            2.53
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                             11.42           0.9425           12.12
----------------------------------------------------------------------------------------------
Recovery and Infrastructure                          11.62           0.9425           12.33
----------------------------------------------------------------------------------------------
Retirement Plus 2010                                  6.92           0.9425            7.34
----------------------------------------------------------------------------------------------
Retirement Plus 2015                                  6.79           0.9425            7.20
----------------------------------------------------------------------------------------------
Retirement Plus 2020                                  6.33           0.9425            6.72
----------------------------------------------------------------------------------------------
Retirement Plus 2025                                  6.26           0.9425            6.64
----------------------------------------------------------------------------------------------
Retirement Plus 2030                                  6.29           0.9425            6.67
----------------------------------------------------------------------------------------------
Retirement Plus 2035                                  6.22           0.9425            6.60
----------------------------------------------------------------------------------------------
Retirement Plus 2040                                  6.04           0.9425            6.41
----------------------------------------------------------------------------------------------
Retirement Plus 2045                                  6.17           0.9425            6.55
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
High Yield Bond                                       2.30           0.9525            2.41
----------------------------------------------------------------------------------------------
Partners Aggressive Growth                            6.13           0.9425            6.50
----------------------------------------------------------------------------------------------
Partners Fundamental Value                            3.71           0.9425            3.94
----------------------------------------------------------------------------------------------
Partners Select Value                                 3.18           0.9425            3.37
----------------------------------------------------------------------------------------------
Partners Small Cap Equity                             3.43           0.9425            3.64
----------------------------------------------------------------------------------------------
Partners Small Cap Value                              3.35           0.9425            3.55
----------------------------------------------------------------------------------------------
Short Duration U.S. Government                        4.63           0.9700            4.77
----------------------------------------------------------------------------------------------
U.S. Government Mortgage                              4.77           0.9525            5.01

----------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 71




                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                                $ 7.72           0.9425          $ 8.19
----------------------------------------------------------------------------------------------
Real Estate                                          11.42           0.9425           12.12
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
Cash Management                                       1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------

Disciplined Equity                                    5.88           0.9425            6.24
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                  8.39           0.9425            8.90
----------------------------------------------------------------------------------------------

Disciplined Small Cap Value                           8.76           0.9425            9.29
----------------------------------------------------------------------------------------------
Floating Rate                                         8.97           0.9700            9.25
----------------------------------------------------------------------------------------------

Growth                                               27.22           0.9425           28.88
----------------------------------------------------------------------------------------------
Income Opportunities                                  9.34           0.9525            9.81
----------------------------------------------------------------------------------------------

Inflation Protected Securities                       10.27           0.9700           10.59
----------------------------------------------------------------------------------------------
Large Cap Equity                                      4.52           0.9425            4.80
----------------------------------------------------------------------------------------------

Large Cap Value                                       4.18           0.9425            4.44
----------------------------------------------------------------------------------------------
Limited Duration Bond                                 9.34           0.9700            9.63
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
California Tax-Exempt                                 4.90           0.9525            5.14
----------------------------------------------------------------------------------------------
Diversified Bond                                      4.65           0.9525            4.88
----------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                  5.11           0.9525            5.36
----------------------------------------------------------------------------------------------
New York Tax-Exempt                                   4.85           0.9525            5.09
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                              9.06           0.9425            9.61
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                          7.65           0.9425            8.12
----------------------------------------------------------------------------------------------
Disciplined Large Cap Value                           9.14           0.9425            9.70
----------------------------------------------------------------------------------------------
Diversified Equity Income                             9.31           0.9425            9.88
----------------------------------------------------------------------------------------------
Mid Cap Value                                         7.14           0.9425            7.58
----------------------------------------------------------------------------------------------
Strategic Allocation                                  9.10           0.9425            9.66
----------------------------------------------------------------------------------------------
Strategic Income Allocation                           8.93           0.9525            9.38
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
Absolute Return Currency and Income                   9.97           0.9700           10.28
----------------------------------------------------------------------------------------------
Disciplined International Equity                      6.02           0.9425            6.39
----------------------------------------------------------------------------------------------
Emerging Markets Bond                                 7.05           0.9525            7.40
----------------------------------------------------------------------------------------------
Global Bond                                           6.16           0.9525            6.47
----------------------------------------------------------------------------------------------
Global Technology                                     1.67           0.9425            1.77
----------------------------------------------------------------------------------------------
Partners International Select Growth                  4.67           0.9425            4.95
----------------------------------------------------------------------------------------------
Partners International Select Value                   5.02           0.9425            5.33
----------------------------------------------------------------------------------------------
Partners International Small Cap                      3.82           0.9425            4.05
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                         4.96           0.9425            5.26
----------------------------------------------------------------------------------------------
Threadneedle European Equity                          3.88           0.9425            4.12
----------------------------------------------------------------------------------------------
Threadneedle Global Equity                            5.21           0.9425            5.53
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                     7.24           0.9425            7.68
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                   13.97           0.9425           14.82
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity                6.52           0.9425            6.92

----------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 72




                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                             $ 4.87           0.9700          $ 5.02
----------------------------------------------------------------------------------------------
Mid Cap Growth                                        5.24           0.9425            5.56
----------------------------------------------------------------------------------------------
Tax-Exempt Bond                                       3.37           0.9525            3.54
----------------------------------------------------------------------------------------------
Tax-Exempt High Income                                3.72           0.9525            3.91
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Tax-Exempt Money Market                               1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------



CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13-month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A shares and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by ROA as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; purchases in funds held within a wrap product; and purchases of money market funds unless they are subsequently exchanged to Class A shares of a fund within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS A SHARES
Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

    - shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

    - participants of "eligible employee benefit plans" including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.

    - to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

    - plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus's (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.



Statement of Additional Information - July 30, 2009                      Page 73




    - to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" for which Charles Schwab & Co., Inc. acts as broker dealer.

    - to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

    - to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

    - to other investment companies in the RiverSource Family of Funds pursuant to a "fund of funds" arrangement.

CLASS B SHARES
Class B shares have a CDSC for six years. Class B shares purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the eighth year of ownership.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

    - for shares of Seligman funds in retail retirement plans sold to Merrill to which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.

    - for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan

    - for shares of RiverSource funds held in IRAs or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

     - at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     - selling under an approved substantially equal periodic payment arrangement.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

    - for shares of RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan and for shares of RiverSource funds held in tax-sheltered custodial accounts where Ameriprise Trust Company is the custodian, in cases where the sale is not a full liquidation of the Qualified Plan Account, and in cases where the sale is a full liquidation of a Qualified Plan Account held for the benefit of multiple plan participants, but the full liquidation is not the result of a mutual fund line-up (plan investment option) change or plan termination.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a


Statement of Additional Information - July 30, 2009                      Page 74




distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.



Statement of Additional Information - July 30, 2009                      Page 75




Each RiverSource fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the RiverSource fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the RiverSource fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the RiverSource fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a RiverSource fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.



Statement of Additional Information - July 30, 2009                      Page 76




CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER


                                TOTAL          AMOUNT        AMOUNT          AMOUNT          AMOUNT         AMOUNT        AMOUNT
                             CAPITAL LOSS     EXPIRING      EXPIRING        EXPIRING        EXPIRING       EXPIRING      EXPIRING
FUND                          CARRYOVERS      IN 2009        IN 2010         IN 2011         IN 2012        IN 2013       IN 2014
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic
Income                       $  8,559,573        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced
Income                       $ 13,065,266        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate
Income                       $ 19,970,659        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Aggressive                   $ 10,806,229        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Conservative                 $    192,230        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate                     $ 10,391,694        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Aggressive          $ 13,834,899        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Conservative        $  2,290,537        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total
Equity                       $ 11,256,800        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                $  5,965,014        $0         $942,797           $0              $0         $2,640,220     $235,890
-----------------------------------------------------------------------------------------------------------------------------------
Small Company Index          $ 22,588,242        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value                 $102,840,472        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth    $ 46,052,763        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and
Mining                       $ 27,030,083        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage          $146,526,808        $0         $      0           $0              $0         $        0     $      0
-----------------------------------------------------------------------------------------------------------------------------------
                              AMOUNT        AMOUNT        AMOUNT          AMOUNT
                             EXPIRING      EXPIRING      EXPIRING        EXPIRING
FUND                          IN 2015       IN 2016       IN 2017        IN 2018
------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------
Income Builder Basic
Income                        $     0         $0        $ 2,942,103    $  5,617,470
------------------------------------------------------------------------------------
Income Builder Enhanced
Income                        $     0         $0        $ 5,920,892    $  7,144,374
------------------------------------------------------------------------------------
Income Builder Moderate
Income                        $     0         $0        $ 7,376,558    $ 12,594,101
------------------------------------------------------------------------------------
Portfolio Builder
Aggressive                    $     0         $0        $ 2,936,474    $  7,869,755
------------------------------------------------------------------------------------
Portfolio Builder
Conservative                  $     0         $0        $         0    $    192,230
------------------------------------------------------------------------------------
Portfolio Builder
Moderate                      $     0         $0        $ 7,597,638    $  2,794,056
------------------------------------------------------------------------------------
Portfolio Builder
Moderate Aggressive           $     0         $0        $ 1,997,917    $ 11,836,982
------------------------------------------------------------------------------------
Portfolio Builder
Moderate Conservative         $     0         $0        $ 1,062,939    $  1,227,598
------------------------------------------------------------------------------------
Portfolio Builder Total
Equity                        $     0         $0        $ 3,787,911    $  7,468,889
------------------------------------------------------------------------------------
S&P 500 Index                 $66,065         $0        $         0    $  2,080,042
------------------------------------------------------------------------------------
Small Company Index           $     0         $0        $         0    $ 22,588,242
------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------
Equity Value                  $     0         $0        $25,779,763    $ 77,060,709
------------------------------------------------------------------------------------
Partners Small Cap Growth     $     0         $0        $12,606,381    $ 33,446,382
------------------------------------------------------------------------------------
Precious Metals and
Mining                        $     0         $0        $16,291,615    $ 10,738,468
------------------------------------------------------------------------------------
Small Cap Advantage           $     0         $0        $26,058,315    $120,468,493
------------------------------------------------------------------------------------





Statement of Additional Information - July 30, 2009                      Page 77





                                TOTAL           AMOUNT         AMOUNT          AMOUNT           AMOUNT         AMOUNT
                             CAPITAL LOSS      EXPIRING       EXPIRING        EXPIRING         EXPIRING       EXPIRING
FUND                          CARRYOVERS       IN 2009         IN 2010         IN 2011         IN 2012         IN 2013
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian
Equity                      $    8,822,619        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Recovery and
Infrastructure              $            0        --                  --              --               --             --
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010        $    2,839,371        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015        $    3,165,812        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020        $    4,016,808        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025        $    3,000,254        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030        $    1,777,786        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035        $      900,438        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040        $      622,124        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045        $      301,915        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------
High Yield Bond             $1,283,661,310        $0        $517,121,802    $552,664,309               $0             $0
------------------------------------------------------------------------------------------------------------------------
Partners
Aggressive
Growth                      $  528,390,106        $0        $315,348,050     $23,741,111      $27,111,944             $0
------------------------------------------------------------------------------------------------------------------------
Partners Fundamental
Value                       $  100,708,798        $0                  $0              $0               --             --
------------------------------------------------------------------------------------------------------------------------
Partners Select Value       $  111,922,284        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity   $   65,709,663        $0          $7,164,740              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value    $   93,886,708        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government             $   88,365,852        $0                  $0              $0               $0    $36,267,962
------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage    $   13,435,568        $0                  $0              $0               $0             $0
------------------------------------------------------------------------------------------------------------------------

                                TOTAL           AMOUNT         AMOUNT          AMOUNT           AMOUNT         AMOUNT
                             CAPITAL LOSS     EXPIRING        EXPIRING        EXPIRING        EXPIRING        EXPIRING
FUND                          CARRYOVERS       IN 2008         IN 2009         IN 2010         IN 2011         IN 2012
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity        $  343,927,468        $0                  $0              $0     $343,927,468             $0
------------------------------------------------------------------------------------------------------------------------
Real Estate                 $            0        --                  --              --               --             --
------------------------------------------------------------------------------------------------------------------------
                              AMOUNT        AMOUNT        AMOUNT         AMOUNT          AMOUNT
                             EXPIRING      EXPIRING      EXPIRING       EXPIRING        EXPIRING
FUND                          IN 2014       IN 2015       IN 2016       IN 2017         IN 2018
---------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------
120/20 Contrarian
Equity                               $0           $0            $0      $3,090,734      $5,731,885
---------------------------------------------------------------------------------------------------
Recovery and
Infrastructure                       --           --            --              --              --
---------------------------------------------------------------------------------------------------
Retirement Plus 2010                 $0           $0            $0        $428,181      $2,411,190
---------------------------------------------------------------------------------------------------
Retirement Plus 2015                 $0           $0            $0        $704,342      $2,461,470
---------------------------------------------------------------------------------------------------
Retirement Plus 2020                 $0           $0            $0        $502,050      $3,514,758
---------------------------------------------------------------------------------------------------
Retirement Plus 2025                 $0           $0            $0        $662,473      $2,337,781
---------------------------------------------------------------------------------------------------
Retirement Plus 2030                 $0           $0            $0        $623,604      $1,154,182
---------------------------------------------------------------------------------------------------
Retirement Plus 2035                 $0           $0            $0        $312,553        $587,885
---------------------------------------------------------------------------------------------------
Retirement Plus 2040                 $0           $0            $0        $370,260        $251,864
---------------------------------------------------------------------------------------------------
Retirement Plus 2045                 $0           $0            $0         $84,212        $217,703
---------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------
High Yield Bond             $19,078,058           $0    $6,050,907    $110,841,094     $77,905,140
---------------------------------------------------------------------------------------------------
Partners
Aggressive
Growth                               $0           $0            $0     $54,181,922    $108,007,079
---------------------------------------------------------------------------------------------------
Partners Fundamental
Value                                --           --            --     $26,053,833     $74,654,965
---------------------------------------------------------------------------------------------------
Partners Select Value                $0           $0            $0     $34,137,314     $77,784,970
---------------------------------------------------------------------------------------------------
Partners Small Cap Equity            $0           $0            $0     $15,394,778     $43,150,145
---------------------------------------------------------------------------------------------------
Partners Small Cap Value             $0           $0            $0     $20,926,946     $72,959,762
---------------------------------------------------------------------------------------------------
Short Duration
U.S. Government             $20,469,230   $9,579,187            $0      $3,846,817     $18,202,656
---------------------------------------------------------------------------------------------------
U.S. Government Mortgage             $0           $0            $0        $410,120     $13,025,448
---------------------------------------------------------------------------------------------------

                              AMOUNT        AMOUNT        AMOUNT         AMOUNT          AMOUNT
                             EXPIRING      EXPIRING      EXPIRING      EXPIRING        EXPIRING
FUND                          IN 2013       IN 2014       IN 2015       IN 2016         IN 2017
---------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------
Dividend Opportunity                 $0           $0            $0              $0              $0
---------------------------------------------------------------------------------------------------
Real Estate                          --           --            --              --              --
---------------------------------------------------------------------------------------------------






Statement of Additional Information - July 30, 2009                      Page 78




                                     TOTAL          AMOUNT        AMOUNT          AMOUNT          AMOUNT         AMOUNT
                                  CAPITAL LOSS     EXPIRING      EXPIRING        EXPIRING        EXPIRING       EXPIRING
FUND                               CARRYOVERS      IN 2008        IN 2009         IN 2010         IN 2011        IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                   $  8,101,462       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                            $ 17,293,096       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value       $  3,831,834       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                     $ 17,326,421       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Growth                            $202,027,584       $ 0        $         0    $          0    $178,158,939    $         0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities              $ 12,433,543       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities    $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                  $235,009,471       $ 0        $60,717,128    $ 20,982,455    $  9,473,267    $         0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                   $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond             $  2,491,213       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt             $  1,415,210       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                  $125,823,517       $ 0        $56,247,571    $ 49,658,521    $          0    $ 5,227,159
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt              $  2,765,793       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt               $    102,852       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                          $718,823,723       $ 0        $         0    $294,910,142    $368,676,980    $24,886,878
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth      $  5,736,409       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value       $     24,253       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income         $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                     $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation              $          0        --                 --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation       $     11,089       $ 0        $         0    $          0    $          0    $         0
--------------------------------------------------------------------------------------------------------------------------
                                   AMOUNT        AMOUNT        AMOUNT        AMOUNT          AMOUNT
                                  EXPIRING      EXPIRING      EXPIRING      EXPIRING        EXPIRING
FUND                               IN 2013       IN 2014       IN 2015       IN 2016        IN 2017
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------
Cash Management                  $        0    $        0    $        0    $    6,554     $  8,094,908
-------------------------------------------------------------------------------------------------------
Disciplined Equity                       --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                           $        0    $   93,125    $   21,904    $2,186,828     $ 14,991,239
-------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value      $        0    $        0    $        0    $  554,680     $  3,277,154
-------------------------------------------------------------------------------------------------------
Floating Rate                    $        0    $        0    $   33,562    $3,488,601     $ 13,804,258
-------------------------------------------------------------------------------------------------------
Growth                           $        0    $        0    $        0    $        0     $ 23,868,645
-------------------------------------------------------------------------------------------------------
Income Opportunities             $        0    $        0    $        0    $1,946,556     $ 10,486,987
-------------------------------------------------------------------------------------------------------
Inflation Protected Securities           --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Large Cap Equity                 $        0    $        0    $        0    $        0     $143,836,621
-------------------------------------------------------------------------------------------------------
Large Cap Value                          --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Limited Duration Bond            $        0    $        0    $2,205,797    $        0     $    285,416
-------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------
California Tax-Exempt            $        0    $        0    $        0    $  359,905     $  1,055,305
-------------------------------------------------------------------------------------------------------
Diversified Bond                 $2,996,287    $9,840,520    $        0    $        0     $  1,853,459
-------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt             $1,199,755    $  913,006    $    3,601    $        0     $    649,431
-------------------------------------------------------------------------------------------------------
New York Tax-Exempt              $        0    $        0    $        0    $    3,668     $     99,184
-------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------
Balanced                         $        0    $        0    $        0    $        0     $ 30,349,723
-------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth     $        0    $        0    $        0    $        0     $  5,736,409
-------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value      $        0    $        0    $        0    $   24,253     $          0
-------------------------------------------------------------------------------------------------------
Diversified Equity Income                --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Mid Cap Value                            --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Strategic Allocation                     --            --            --            --               --
-------------------------------------------------------------------------------------------------------
Strategic Income Allocation      $        0    $        0    $        0    $        0     $     11,089
-------------------------------------------------------------------------------------------------------





Statement of Additional Information - July 30, 2009                      Page 79




                                     TOTAL          AMOUNT        AMOUNT          AMOUNT          AMOUNT         AMOUNT
                                  CAPITAL LOSS     EXPIRING      EXPIRING        EXPIRING        EXPIRING       EXPIRING
FUND                               CARRYOVERS      IN 2008        IN 2009         IN 2010         IN 2011        IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
Income                            $          0        --                 --              --              --         --
--------------------------------------------------------------------------------------------------------------------------
Disciplined International
Equity                            $ 23,521,188       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond             $  2,399,388       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Global Bond                       $  6,492,562       $ 0       $          0    $  3,665,053     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Global Technology                 $348,953,680       $ 0       $250,345,326    $ 81,299,227     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
Growth                            $ 57,544,459       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
Value                             $          0        --                 --              --              --         --
--------------------------------------------------------------------------------------------------------------------------

Partners International Small
Cap                               $ 16,740,416       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets     $  8,838,403       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity      $ 45,298,067       $ 0       $ 19,489,378    $ 16,514,518     $ 5,021,215        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity        $404,243,287       $ 0       $170,490,067    $143,634,885     $30,509,951        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
Income                            $    182,867       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended
Alpha                             $    577,229       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                       $246,866,293       $ 0       $137,301,860    $ 59,231,998     $38,262,972        $ 0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           $    538,998       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                    $ 21,448,607       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                   $  9,775,831       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income            $ 30,950,938       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market           $        675       $ 0       $          0    $          0     $         0        $ 0
--------------------------------------------------------------------------------------------------------------------------
                                   AMOUNT        AMOUNT        AMOUNT        AMOUNT          AMOUNT
                                  EXPIRING      EXPIRING      EXPIRING      EXPIRING        EXPIRING
FUND                               IN 2013       IN 2014       IN 2015       IN 2016        IN 2017
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------
Absolute Return Currency and
Income                                --              --          --                --         --
-------------------------------------------------------------------------------------------------------
Disciplined International
Equity                              $  0        $      0         $ 0       $23,521,188        $ 0
-------------------------------------------------------------------------------------------------------
Emerging Markets Bond               $  0        $      0         $ 0       $ 2,399,388        $ 0
-------------------------------------------------------------------------------------------------------
Global Bond                         $  0        $498,771         $ 0       $ 2,328,738        $ 0
-------------------------------------------------------------------------------------------------------
Global Technology                   $  0        $      0         $ 0       $17,309,127        $ 0
-------------------------------------------------------------------------------------------------------
Partners International Select
Growth                              $  0        $      0         $ 0       $57,544,459        $ 0
-------------------------------------------------------------------------------------------------------
Partners International Select
Value                                 --              --          --                --         --
-------------------------------------------------------------------------------------------------------

Partners International Small
Cap                                 $  0        $      0         $ 0       $16,740,416        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets       $  0        $      0         $ 0       $ 8,838,403        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle European Equity        $  0        $      0         $ 0       $ 4,272,956        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          $  0        $      0         $ 0       $59,608,384        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
Income                              $  0        $      0         $ 0       $   182,867        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle Global Extended
Alpha                               $  0        $      0         $ 0       $   577,229        $ 0
-------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                         $  0        $      0         $ 0       $12,069,463        $ 0
-------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt             $  0        $177,580         $ 0       $   361,418        $ 0
-------------------------------------------------------------------------------------------------------
Mid Cap Growth                      $  0        $      0         $ 0       $21,448,607        $ 0
-------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                     $  0        $729,270         $ 0       $ 9,046,561        $ 0
-------------------------------------------------------------------------------------------------------
Tax-Exempt High Income              $  0        $      0         $ 0       $30,950,938        $ 0
-------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market             $675        $      0         $ 0       $         0        $ 0
-------------------------------------------------------------------------------------------------------



TAXES

SUBCHAPTER M COMPLIANCE
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of


Statement of Additional Information - July 30, 2009                      Page 80




stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its capital gain) without a dividends paid deduction. Also, "all of" a shareholder's distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren't sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.

EXCHANGES, PURCHASES AND SALES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution


Statement of Additional Information - July 30, 2009                      Page 81




has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the fund's fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS
DIVIDENDS
Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in


Statement of Additional Information - July 30, 2009                      Page 82




December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------

Income Builder Basic Income                              13.39%                    15.15%
--------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                           10.32                     14.00
--------------------------------------------------------------------------------------------------

Income Builder Moderate Income                           14.02                     16.58
--------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             36.36                     52.12
--------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            5.23                      7.20
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                               12.95                     18.45
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive                    20.91                     29.91
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative                   8.87                     12.44
--------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                           69.21                     99.47
--------------------------------------------------------------------------------------------------

S&P 500 Index                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Small Company Index                                      100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
Equity Value                                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                  0                         0
--------------------------------------------------------------------------------------------------
Precious Metals and Mining                                1.27                      7.08
--------------------------------------------------------------------------------------------------

Small Cap Advantage                                        0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                   0                         0
--------------------------------------------------------------------------------------------------
Recovery and Infrastructure                                0                         0
--------------------------------------------------------------------------------------------------
Retirement Plus 2010                                     24.54                     35.75
--------------------------------------------------------------------------------------------------
Retirement Plus 2015                                     31.08                     46.03
--------------------------------------------------------------------------------------------------
Retirement Plus 2020                                     34.11                     56.35
--------------------------------------------------------------------------------------------------
Retirement Plus 2025                                       0                         0
--------------------------------------------------------------------------------------------------
Retirement Plus 2030                                     37.40                     63.51
--------------------------------------------------------------------------------------------------
Retirement Plus 2035                                     37.91                     63.80
--------------------------------------------------------------------------------------------------
Retirement Plus 2040                                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Retirement Plus 2045                                     38.94                     64.17

--------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 83





                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
High Yield Bond                                            0%                        0%
--------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                 0                         0
--------------------------------------------------------------------------------------------------
Partners Fundamental Value                               100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Select Value                                    100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  0                         0
--------------------------------------------------------------------------------------------------
Partners Small Cap Value                                   0                         0
--------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             0                         0
--------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
Dividend Opportunity                                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Real Estate                                               1.69                     15.81
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
Cash Management                                            0                         0
--------------------------------------------------------------------------------------------------
Disciplined Equity                                       100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                              100.00                    100.00
--------------------------------------------------------------------------------------------------
Floating Rate                                              0                         0
--------------------------------------------------------------------------------------------------
Growth                                                   100.00                    100.00
--------------------------------------------------------------------------------------------------
Income Opportunities                                       0                         0
--------------------------------------------------------------------------------------------------
Inflation Protected Securities                             0                         0
--------------------------------------------------------------------------------------------------
Large Cap Equity                                         100.00                    100.00
--------------------------------------------------------------------------------------------------
Large Cap Value                                          100.00                    100.00
--------------------------------------------------------------------------------------------------
Limited Duration Bond                                      0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
California Tax-Exempt                                      0                         0
--------------------------------------------------------------------------------------------------
Diversified Bond                                           0                         0
--------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                       0                         0
--------------------------------------------------------------------------------------------------
New York Tax-Exempt                                        0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
Balanced                                                 60.12                     64.58
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                0                         0
--------------------------------------------------------------------------------------------------
Diversified Equity Income                                100.00                    100.00
--------------------------------------------------------------------------------------------------
Mid Cap Value                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Strategic Allocation                                     52.43                     76.74
--------------------------------------------------------------------------------------------------
Strategic Income Allocation                               4.53                      3.90

--------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 84




                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        0%                        0%
--------------------------------------------------------------------------------------------------
Disciplined International Equity                          0.54                     100.00
--------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      0                         0
--------------------------------------------------------------------------------------------------
Global Bond                                                0                         0
--------------------------------------------------------------------------------------------------
Global Technology                                          0                         0
--------------------------------------------------------------------------------------------------
Partners International Select Growth                      6.48                     100.00
--------------------------------------------------------------------------------------------------
Partners International Select Value                        0                         0
--------------------------------------------------------------------------------------------------
Partners International Small Cap                           0                         0
--------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              0                         0
--------------------------------------------------------------------------------------------------
Threadneedle European Equity                               0                       100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               100.00                    100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                        100.00                    100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                         0                         0
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                    0                         0
--------------------------------------------------------------------------------------------------
Mid Cap Growth                                           25.80                     25.95
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                     0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    0                         0
--------------------------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS
Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund's capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some


Statement of Additional Information - July 30, 2009                      Page 85




time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder's original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

WITHHOLDING
Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the income from the fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       First $0.25          0.950%                           0.950%
                                               Next 0.25            0.930
                                               Next 0.50            0.910
                                               Over 1.0             0.890

-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 86




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income            First 1.0            0.890%                           0.890%
                                               Next 1.0             0.865
                                               Next 1.0             0.840
                                               Next 3.0             0.815
                                               Next 1.5             0.790
                                               Next 1.5             0.775
                                               Next 1.0             0.770
                                               Next 5.0             0.760
                                               Next 5.0             0.750
                                               Next 4.0             0.740
                                               Next 26.0            0.720
                                               Over 50.0            0.700
-------------------------------------------------------------------------------------------------------------------------------


Balanced                                       First 1.0            0.530                            0.530%
                                               Next 1.0             0.505
                                               Next 1.0             0.480
                                               Next 3.0             0.455
                                               Next 1.5             0.430
                                               Next 2.5             0.410
                                               Next 5.0             0.390
                                               Next 9.0             0.370
                                               Over 24.0            0.350
-------------------------------------------------------------------------------------------------------------------------------


California Tax-Exempt                          First 0.25           0.410                     California - 0.410%
Minnesota Tax-Exempt                           Next 0.25            0.385                      Minnesota - 0.405%
New York Tax-Exempt                            Next 0.25            0.360                      New York - 0.410%
                                               Next 0.25            0.345
                                               Next 6.5             0.320
                                               Next 2.5             0.310
                                               Next 5.0             0.300
                                               Next 9.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250
-------------------------------------------------------------------------------------------------------------------------------


Cash Management                                First $1.0           0.330                            0.285%
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150

-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 87




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                             First 1.0            0.600%                Disciplined Equity - 0.575%
Disciplined Large Cap Growth                   Next 1.0             0.575            Disciplined Large Cap Growth - 0.600%
Disciplined Large Cap Value                    Next 1.0             0.550             Disciplined Large Cap Value - 0.600%
Diversified Equity Income                      Next 3.0             0.525              Diversified Equity Income - 0.551%
Growth                                         Next 1.5             0.500                       Growth - 0.584%
Large Cap Equity                               Next 2.5             0.485                  Large Cap Equity - 0.562%
Large Cap Value                                Next 5.0             0.470                   Large Cap Value - 0.600%
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
-------------------------------------------------------------------------------------------------------------------------------


Disciplined International Equity               First 0.25           0.800          Disciplined International Equity - 0.790%
Threadneedle European Equity                   Next 0.25            0.775            Threadneedle European Equity - 0.800%
Threadneedle Global Equity                     Next 0.25            0.750             Threadneedle Global Equity - 0.789%
Threadneedle Global Equity Income              Next 0.25            0.725          Threadneedle Global Equity Income - 0.800%
Threadneedle International Opportunity         Next 1.0             0.700       Threadneedle International Opportunity - 0.793%
                                               Next 5.5             0.675
                                               Next 2.5             0.660
                                               Next 5.0             0.645
                                               Next 5.0             0.635
                                               Next 4.0             0.610
                                               Next 26.0            0.600
                                               Over 50.0            0.570
-------------------------------------------------------------------------------------------------------------------------------


Disciplined Small and Mid Cap Equity           First 1.0            0.700                Disciplined Small and Mid Cap
Mid Cap Growth                                 Next 1.0             0.675                       Equity - 0.700%
                                               Next 1.0             0.650                   Mid Cap Growth - 0.700%
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
-------------------------------------------------------------------------------------------------------------------------------


Disciplined Small Cap Value                    First 0.25           0.850                            0.850%
                                               Next 0.25            0.825
                                               Next 0.25            0.800
                                               Next 0.25            0.775
                                               Next 1.0             0.750
                                               Over 2.0             0.725
-------------------------------------------------------------------------------------------------------------------------------


Diversified Bond                               First $1.0           0.480                  Diversified Bond - 0.446%
Limited Duration Bond                          Next 1.0             0.455                Limited Duration Bond - 0.480%
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290

-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 88




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Dividend Opportunity                           First 0.50           0.610%                           0.584%
                                               Next 0.50            0.585
                                               Next 1.0             0.560
                                               Next 1.0             0.535
                                               Next 3.0             0.510
                                               Next 4.0             0.480
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
-------------------------------------------------------------------------------------------------------------------------------


Emerging Markets Bond                          First 0.25           0.720                Emerging Markets Bond - 0.720%
Global Bond                                    Next 0.25            0.695                     Global Bond - 0.699%
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 6.5             0.620
                                               Next 2.5             0.605
                                               Next 5.0             0.590
                                               Next 5.0             0.580
                                               Next 4.0             0.560
                                               Next 26.0            0.540
                                               Over 50.0            0.520
-------------------------------------------------------------------------------------------------------------------------------


Equity Value                                   First 0.50           0.530                            0.530%
                                               Next 0.50            0.505
                                               Next 1.0             0.480
                                               Next 1.0             0.455
                                               Next 3.0             0.430
                                               Over 6.0             0.400
-------------------------------------------------------------------------------------------------------------------------------


Floating Rate                                  First 1.0            0.610                            0.610%
Income Opportunities                           Next 1.0             0.585
                                               Next 1.0             0.560
                                               Next 3.0             0.535
                                               Next 1.5             0.510
                                               Next 1.5             0.495
                                               Next 1.0             0.470
                                               Next 5.0             0.455
                                               Next 5.0             0.445
                                               Next 4.0             0.420
                                               Next 26.0            0.405
                                               Over 50.0            0.380
-------------------------------------------------------------------------------------------------------------------------------


Global Technology                              First $0.25          0.720                            0.720%
                                               Next 0.25            0.695
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 1.0             0.620
                                               Over 2.0             0.595

-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 89





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

High Yield Bond                                First 1.0            0.590%                           0.586%
                                               Next 1.0             0.565
                                               Next 1.0             0.540
                                               Next 3.0             0.515
                                               Next 1.5             0.490
                                               Next 1.5             0.475
                                               Next 1.0             0.450
                                               Next 5.0             0.435
                                               Next 5.0             0.425
                                               Next 4.0             0.400
                                               Next 26.0            0.385
                                               Over 50.0            0.360
-------------------------------------------------------------------------------------------------------------------------------


Income Builder Basic Income                    N/A                    N/A                             N/A
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
-------------------------------------------------------------------------------------------------------------------------------


Inflation Protected Securities                 First 1.0            0.440                            0.440%
                                               Next 1.0             0.415
                                               Next 1.0             0.390
                                               Next 3.0             0.365
                                               Next 1.5             0.340
                                               Next 1.5             0.325
                                               Next 1.0             0.320
                                               Next 5.0             0.310
                                               Next 5.0             0.300
                                               Next 4.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250
-------------------------------------------------------------------------------------------------------------------------------


Intermediate Tax-Exempt                        First $1.0           0.390                            0.390%
                                               Next 1.0             0.365
                                               Next 1.0             0.340
                                               Next 3.0             0.315
                                               Next 1.5             0.290
                                               Next 2.5             0.280
                                               Next 5.0             0.270
                                               Next 35.0            0.260
                                               Over 50.0            0.250

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 90





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Mid Cap Value                                  First 1.0            0.700%                           0.682%
                                               Next 1.0             0.675
                                               Next 1.0             0.650
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
-------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                     First 0.50           0.890                            0.890%
                                               Next 0.50            0.865
                                               Next 1.0             0.840
                                               Next 1.0             0.815
                                               Next 3.0             0.790
                                               Over 6.0             0.765
-------------------------------------------------------------------------------------------------------------------------------


Partners Fundamental Value                     First 0.50           0.730                            0.728%
                                               Next 0.50            0.705
                                               Next 1.0             0.680
                                               Next 1.0             0.655
                                               Next 3.0             0.630
                                               Over 6.0             0.600
-------------------------------------------------------------------------------------------------------------------------------


Partners International Select Growth           First 0.25           1.000                            0.992%
                                               Next 0.25            0.975
                                               Next 0.25            0.950
                                               Next 0.25            0.925
                                               Next 1.0             0.900
                                               Over 2.0             0.875
-------------------------------------------------------------------------------------------------------------------------------


Partners International Select Value            First 0.25           0.900                            0.868%
                                               Next 0.25            0.875
                                               Next 0.25            0.850
                                               Next 0.25            0.825
                                               Next 1.0             0.800
                                               Over 2.0             0.775
-------------------------------------------------------------------------------------------------------------------------------

Partners International Small Cap               First 0.25           1.120                            1.120%
                                               Next 0.25            1.095
                                               Next 0.25            1.070
                                               Next 0.25            1.045
                                               Next 1.0             1.020
                                               Over 2.0             0.995
-------------------------------------------------------------------------------------------------------------------------------


Partners Select Value                          First $0.50          0.780                            0.780%
                                               Next 0.50            0.755
                                               Next 1.0             0.730
                                               Next 1.0             0.705
                                               Next 3.0             0.680
                                               Over 6.0             0.650
-------------------------------------------------------------------------------------------------------------------------------


Partners Small Cap Equity                      First 0.25           0.970                            0.970%
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 91





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                      First 0.25           0.920%                           0.920%
                                               Next 0.25            0.895
                                               Next 0.25            0.870
                                               Next 0.25            0.845
                                               Next 1.0             0.820
                                               Over 2.0             0.795
-------------------------------------------------------------------------------------------------------------------------------


Partners Small Cap Value                       First 0.25           0.970                            0.965%
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870
-------------------------------------------------------------------------------------------------------------------------------


Precious Metals and Mining                     First 0.25           0.800                            0.800%
                                               Next 0.25            0.775
                                               Next 0.25            0.750
                                               Next 0.25            0.725
                                               Next 1.0             0.700
                                               Over 2.0             0.675
-------------------------------------------------------------------------------------------------------------------------------


Real Estate                                    First 1.0            0.840                            0.840%
                                               Next 1.0             0.815
                                               Next 1.0             0.790
                                               Next 3.0             0.765
                                               Next 6.0             0.740
                                               Next 12.0            0.730
                                               Over 24.0            0.720
-------------------------------------------------------------------------------------------------------------------------------


Recovery and Infrastructure                    First 1.0            0.650                            0.650%
                                               Next 1.0             0.600
                                               Next 4.0             0.550
                                               Over 6.0             0.500
-------------------------------------------------------------------------------------------------------------------------------


S&P 500 Index                                  First 1.0            0.220                            0.220%
                                               Next 1.0             0.210
                                               Next 1.0             0.200
                                               Next 4.5             0.190
                                               Next 2.5             0.180
                                               Next 5.0             0.170
                                               Next 9.0             0.160
                                               Next 26.0            0.140
                                               Over 50.0            0.120
-------------------------------------------------------------------------------------------------------------------------------


Short Duration U.S. Government                 First $1.0           0.480                            0.480%
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.340
                                               Next 5.0             0.325
                                               Next 5.0             0.315
                                               Next 4.0             0.290
                                               Next 26.0            0.275
                                               Over 50.0            0.250

-------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 92




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                            First 0.25           0.790%                           0.790%
                                               Next 0.25            0.765
                                               Next 0.25            0.740
                                               Next 0.25            0.715
                                               Next 1.0             0.690
                                               Over 2.0             0.665
-------------------------------------------------------------------------------------------------------------------------------


Small Company Index                            First 0.25           0.360                            0.357%
                                               Next 0.25            0.350
                                               Next 0.25            0.340
                                               Next 0.25            0.330
                                               Next 6.5             0.320
                                               Next 7.5             0.300
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.240
-------------------------------------------------------------------------------------------------------------------------------


Strategic Allocation                           First 1.0            0.570                            0.560%
                                               Next 1.0             0.545
                                               Next 1.0             0.520
                                               Next 3.0             0.495
                                               Next 1.5             0.470
                                               Next 2.5             0.450
                                               Next 5.0             0.430
                                               Next 9.0             0.410
                                               Over 24.0            0.390
-------------------------------------------------------------------------------------------------------------------------------


Strategic Income Allocation                    First 0.25           0.550                            0.550%
                                               Next 0.25            0.525
                                               Next 0.25            0.500
                                               Over 0.75            0.475
-------------------------------------------------------------------------------------------------------------------------------


Tax-Exempt Bond                                First 1.0            0.410                            0.410%
                                               Next 1.0             0.385
                                               Next 1.0             0.360
                                               Next 3.0             0.335
                                               Next 1.5             0.310
                                               Next 2.5             0.300
                                               Next 5.0             0.290
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.250
-------------------------------------------------------------------------------------------------------------------------------


Tax-Exempt High Income                         First $1.0           0.470                            0.454%
                                               Next 1.0             0.445
                                               Next 1.0             0.420
                                               Next 3.0             0.395
                                               Next 1.5             0.370
                                               Next 2.5             0.360
                                               Next 5.0             0.350
                                               Next 9.0             0.340
                                               Next 26.0            0.320
                                               Over 50.0            0.300

-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 93





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                    LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market                        First 1.0            0.330%                           0.330%
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150
-------------------------------------------------------------------------------------------------------------------------------


Threadneedle Emerging Markets                  First 0.25           1.100                            1.100%
                                               Next 0.25            1.080
                                               Next 0.25            1.060
                                               Next 0.25            1.040
                                               Next 1.0             1.020
                                               Next 5.5             1.000
                                               Next 2.5             0.985
                                               Next 5.0             0.970
                                               Net 5.0              0.960
                                               Next 4.0             0.935
                                               Next 26.0            0.920
                                               Over 50.0            0.900
-------------------------------------------------------------------------------------------------------------------------------


Threadneedle Global Extended Alpha             First 0.25           1.050                            1.050%
                                               Next 0.25            1.030
                                               Next 0.50            1.010
                                               Next 1.0             0.990
-------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                       First 1.0            0.480                            0.480%
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290
-------------------------------------------------------------------------------------------------------------------------------




Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index


Statement of Additional Information - July 30, 2009                      Page 94




(PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 14. PIA INDEXES


                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                            Lipper Large-Cap Value Funds             $   321,014
----------------------------------------------------------------------------------------------
Partners Small Cap Growth               Lipper Small-Cap Growth Funds                 25,307
----------------------------------------------------------------------------------------------
Precious Metals and Mining              Lipper Gold Funds                            (36,234)
----------------------------------------------------------------------------------------------
Small Cap Advantage                     Lipper Small-Cap Core Funds                 (367,087)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                Russell 3000 Index                              N/A*
----------------------------------------------------------------------------------------------

Recovery and Infrastructure             S&P 500 Index                                   N/A*
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
Partners Aggressive Growth              Lipper Mid-Cap Growth Funds                 (182,474)
----------------------------------------------------------------------------------------------
Partners Fundamental Value              Lipper Large-Cap Core Funds                 (190,097)
----------------------------------------------------------------------------------------------
Partners Select Value                   Lipper Mid-Cap Value Funds                   299,806
----------------------------------------------------------------------------------------------
Partners Small Cap Equity               Lipper Small-Cap Core Funds                  (72,062)
----------------------------------------------------------------------------------------------
Partners Small Cap Value                Lipper Small-Cap Value Funds                (238,798)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                    Lipper Equity Income Funds                   916,530
----------------------------------------------------------------------------------------------
Real Estate                             Lipper Real Estate Funds                    (190,002)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
Disciplined Equity                      Lipper Large-Cap Core Funds               (1,361,345)
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity    Lipper Mid-Cap Core Funds                    (79,088)
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value             Lipper Small-Cap Value Funds                 (38,280)
----------------------------------------------------------------------------------------------
Growth                                  Lipper Large-Cap Growth Funds             (3,707,468)
----------------------------------------------------------------------------------------------
Large Cap Equity                        Lipper Large-Cap Core Funds               (4,214,418)
----------------------------------------------------------------------------------------------
Large Cap Value                         Lipper Large-Cap Value Funds                 (58,120)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                Lipper Balanced Funds                       (787,804)
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            Lipper Large-Cap Growth Funds               (106,808)
----------------------------------------------------------------------------------------------
Disciplined Large Cap Value             Lipper Large-Cap Value Funds                    N/A*
----------------------------------------------------------------------------------------------
Diversified Equity Income               Lipper Equity Income Funds                 4,992,605
----------------------------------------------------------------------------------------------
Mid Cap Value                           Lipper Mid-Cap Value Funds                 1,681,079
----------------------------------------------------------------------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds           (1,260,515)

----------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                      Page 95





                                                                               FEE INCREASE OR
FUND                                    LIPPER INDEX                              (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Disciplined International Equity        Funds                                    $  (213,635)
----------------------------------------------------------------------------------------------
                                        Lipper Global Science and Technology
Global Technology                       Funds(a)                                    (148,556)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap
Partners International Select Growth    Growth Funds                                (387,870)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap Value
Partners International Select Value     Funds                                     (2,449,779)
----------------------------------------------------------------------------------------------
Partners International Small Cap        Lipper International Small-Cap Funds         (51,416)
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets           Lipper Emerging Markets Funds                507,378
----------------------------------------------------------------------------------------------
Threadneedle European Equity            Lipper European Funds                         19,559
----------------------------------------------------------------------------------------------
Threadneedle Global Equity              Lipper Global Funds                          393,409
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income       MSCI All Country World Index                     N/A*
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha      MSCI All Country World Index                     N/A*
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds                                        119,014
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Mid Cap Growth                          Lipper Mid-Cap Growth Funds                 (965,508)
----------------------------------------------------------------------------------------------





(a) The index against which the fund's performance was measured prior to July 1, 2008 was the Lipper Science and Technology Funds Index. See "Change in Index" below.


FOR ALL FUNDS NOTED IN TABLE 14 EXCEPT 120/20 CONTRARIAN EQUITY, RECOVERY AND INFRASTRUCTURE, AND THREADNEEDLE GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 15A. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------





Statement of Additional Information - July 30, 2009                      Page 96




For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA Index, a fund's performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.



Statement of Additional Information - July 30, 2009                      Page 97




FOR 120/20 CONTRARIAN EQUITY, RECOVERY AND INFRASTRUCTURE, AND THREADNEEDLE GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

             TABLE 15B. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                                                                   120/20 CONTRARIAN EQUITY
            RECOVERY AND INFRASTRUCTURE                       THREADNEEDLE GLOBAL EXTENDED ALPHA
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 1.00%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              1.00% - 6.00%   10 basis points times the
               performance difference over 0.50%,                    performance difference over 1.00%,
               times 100 (maximum of 3 basis                         times 100 (maximum 50 basis points
               points if a 1% performance                            if a 6% performance difference)
               difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points      6.00% or     50 basis points
               times the performance difference           more
               over 1.00%, times 100 (maximum 6
               basis points if a 2% performance
               difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points
               times the performance difference
               over 2.00%, times 100 (maximum 10
               basis points if a 4% performance
               difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point
               times the performance difference
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for 120/20 Contrarian Equity is 2.38%, the adjustment rate is 0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund's Class A performance exceeds that of the PIA Index for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will increase by the adjustment rate. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including:


Statement of Additional Information - July 30, 2009                      Page 98




(1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change the PIA Index, a fund's performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES


--------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                            NONADVISORY EXPENSES
--------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008           2007           2009           2008           2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income               N/A            N/A            N/A    $   139,640    $   103,636(a) $   145,971
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income            N/A            N/A            N/A        118,255        134,546(a)     153,282
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income            N/A            N/A            N/A        175,842        129,062(a)     202,410
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              N/A            N/A           N/A*        199,501        168,942        209,004
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            N/A            N/A           N/A*        146,492         96,147        134,788
--------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                N/A            N/A           N/A*        278,861        247,980        246,216
--------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Aggressive                              N/A            N/A           N/A*        299,503        247,472        355,360
--------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Conservative                            N/A            N/A           N/A*        170,774        117,533        140,615
--------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity            N/A            N/A           N/A*        149,589        173,675        188,843
--------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                     $   371,178    $   579,548    $   566,109       (194,370)      (254,777)      (272,996)
--------------------------------------------------------------------------------------------------------------------------

Small Company Index                 1,990,095      3,292,392      3,889,499     (1,171,627)    (1,007,306)      (662,392)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                        4,340,117      6,797,853      6,969,436        343,552        413,170        361,720
--------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth           1,243,691      1,887,518      2,066,992        (41,768)        99,186        111,014
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            824,176        956,280        876,127        242,615        175,405        144,337
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                 1,255,250      2,903,208      4,703,119       (389,920)      (383,991)      (252,816)
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity              368,969        159,311(b)         N/A         34,475         21,297(b)         N/A
--------------------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure            45,652(c)         N/A            N/A         18,717(c)         N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                      N/A            N/A            N/A         (4,254)            41          4,075(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                      N/A            N/A            N/A         (7,894)           310          3,927(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                      N/A            N/A            N/A         (9,956)           745          6,231(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                      N/A            N/A            N/A        (12,026)           332          4,478(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                      N/A            N/A            N/A         (9,748)           431          2,766(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                      N/A            N/A            N/A         (7,948)           487            878(d)
--------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                      N/A            N/A            N/A         (6,946)          (796)         2,640(d)
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                      N/A            N/A            N/A         (6,418)        (2,131)        (2,522)(d)

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                      Page 99





--------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                            NONADVISORY EXPENSES
--------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008           2007           2009           2008           2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                   $ 6,353,707    $ 9,610,810    $11,401,845    $  (748,008)   $   665,785    $   481,606
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth          3,280,397      5,729,264      4,627,106       (997,666)      (786,490)    (1,047,823)
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value          4,416,792      7,668,633      7,530,722       (939,055)      (213,176)      (215,041)
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value               2,539,813      4,388,735      4,807,861       (278,114)      (142,897)      (162,440)
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity           1,381,155      2,441,742      2,964,236       (435,641)      (539,268)      (464,274)
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value            3,098,591      6,511,571      9,159,989       (963,886)      (972,781)      (878,605)
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government      3,665,529      3,816,196      4,419,003       (610,585)      (771,512)    (1,025,939)
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage            1,731,277      1,958,404      1,348,887       (327,855)      (389,262)      (438,473)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                      2008           2007           2006           2008           2007           2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity               12,015,660     10,678,661      7,688,134        626,341        540,349        480,473
--------------------------------------------------------------------------------------------------------------------------
Real Estate                         1,667,040      2,299,121      1,398,778        138,649        207,925        153,244
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                    15,026,220     12,713,351     10,801,723      1,290,897        859,062     (1,747,535)
--------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                 17,556,244     14,110,274      5,175,451        726,080       (202,920)       (83,131)
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap
  Equity                              365,578        273,481         13,335(e)     125,645         91,799          4,577(e)
--------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value           286,759        206,071         49,035(f)      33,868         37,535          9,684(f)
--------------------------------------------------------------------------------------------------------------------------

Floating Rate                       3,509,190      3,332,472        412,667(f)     293,676        151,486         19,402(f)
--------------------------------------------------------------------------------------------------------------------------

Growth                             12,541,267     22,705,786     19,922,079        850,735        954,358      1,214,759
--------------------------------------------------------------------------------------------------------------------------

Income Opportunities                1,767,885      2,116,555      2,229,460        196,944        187,627        198,512
--------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities      2,554,103      1,313,892      1,078,635       (238,396)      (126,032)       (45,905)
--------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                   25,467,893     39,667,264     20,724,477       (995,206)     1,168,504        682,652
--------------------------------------------------------------------------------------------------------------------------

Large Cap Value                       401,168        602,406        715,200        205,428        184,710        186,504
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 792,200        726,809        990,881        (78,320)       (73,339)       (96,959)
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                 715,946        717,999      1,008,174(g)      44,499         20,854         (8,449)(g)
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                   14,772,880     12,770,016     12,388,294       (461,298)    (1,129,485)    (1,870,049)
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                1,246,083      1,351,439      1,898,065(g)     506,328        676,782        599,362(g),(h)
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                   242,807        279,438        402,241(g)      75,790        134,099        133,306(g),(h)
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                            3,977,541      6,315,077      5,690,832        437,940        368,447        563,493
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth          905,956        114,048(i)         N/A        195,661         54,709(i)         N/A
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value             6,618(j)         N/A            N/A          2,877(j)         N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income          44,177,652     42,530,087     37,321,661      1,905,627      1,561,033      1,761,776
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                      18,813,340     15,908,732     11,459,838        992,201        826,273        728,841
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation               10,108,947     11,025,000      7,064,937      1,047,907        921,198        665,164
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation           904,660        168,875(i)         N/A        294,099         76,656(i)         N/A

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 100




--------------------------------------------------------------------------------------------------------------------------
                                      2008           2007           2006           2008           2007           2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                          $ 4,188,137    $   887,341    $   176,149(k) $   313,877    $   103,119    $    28,907(k)
--------------------------------------------------------------------------------------------------------------------------
Disciplined International
  Equity                            5,209,129      2,161,563        147,388(l)     512,793        358,005         48,716(l)
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond               1,182,004        706,943        191,237(m)     172,124        120,044         77,772(m)
--------------------------------------------------------------------------------------------------------------------------
Global Bond                         5,074,934      3,438,893      3,734,676        165,694        (17,529)      (159,716)
--------------------------------------------------------------------------------------------------------------------------
Global Technology                     857,290      1,412,081      1,327,883        188,087        187,390        249,939
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
  Growth                            5,965,413      6,048,963      4,039,162        334,550        672,542        530,707
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
  Value                            13,239,202     20,067,871     15,936,398      1,054,830      1,286,758        990,734
--------------------------------------------------------------------------------------------------------------------------
Partners International Small
  Cap                               1,057,146      1,270,558      1,050,011         63,912        208,621        246,920
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets       7,352,591      7,106,815      5,659,680      1,138,897      1,190,259        745,246
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity          980,629        952,484        821,750        223,792        199,237        182,061
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          5,825,153      6,075,014      5,791,016        554,139        577,463        517,920
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
  Income                               15,723(n)         N/A            N/A          2,989(n)         N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended
  Alpha                                16,485(n)         N/A            N/A          1,122(n)         N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International
  Opportunity                       4,661,800      4,923,040      4,840,788        486,074        545,663        505,513
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt               291,762        321,011        435,316          2,588         (4,565)       (25,206)
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                      4,726,590      6,373,531      9,852,112        437,496        241,412        670,574
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                     2,764,541      3,157,092      3,345,629        506,736         (8,650)       905,255
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income             11,447,732     13,006,578     15,027,647      2,984,232       (847,490)     8,025,340
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market               464,177        406,763        390,170        161,459         32,730        118,441
--------------------------------------------------------------------------------------------------------------------------



     * Effective Feb. 1, 2006, this fee was eliminated.

   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
   (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
   (c) For the fiscal period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
   (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
   (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
   (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
   (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is from July 1, 2005 through Aug. 31, 2006.
   (h) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for the fiscal year end 2006 were reported as $(68,320) for Minnesota Tax-Exempt Fund and $(21,864) for New York Tax-Exempt Fund.
   (i) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
   (j) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
   (k) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
   (l) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
   (m) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
   (n) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

MANAGER OF MANAGERS EXEMPTION
The funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax- Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.



Statement of Additional Information - July 30, 2009                     Page 101




SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES


                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap         Essex Investment Management Company, LLC           A      0.70% on the first $20 million, reducing to
Growth*                    (effective Sept. 23, 2005)                                0.60% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Federated MDTA, LLC (MDTA)(a) (effective           B      0.60% on the first $75 million, reducing to
                           Sept. 23, 2005)                                           0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Turner Investment Partners, Inc.                  N/A     0.60% on the first $50 million, reducing to
                           (Turner) (effective Aug. 18, 2003)                        0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           UBS Global Asset                                  N/A     0.55% on the first $150 million, reducing to
                           Management (Americas) (UBS)                               0.50% as assets increase
                           (effective Aug. 18, 2003)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive        American Century Investment                        C      0.50% on the first $100 million, reducing to
Growth                     Management, Inc. (American Century)                       0.38% as assets increase
                           (effective April 24, 2003)
                           ------------------------------------------------------------------------------------------------------

                           Turner                                            N/A     0.55% on the first $100 million, reducing to
                           (effective April 24, 2003)                                0.38% as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental       Davis Selected Advisers,                          N/A     0.45% on the first $100 million, reducing to
Value                      LP (Davis)(a), (b)                                        0.25% as assets increase
                           (effective June 18, 2001)
---------------------------------------------------------------------------------------------------------------------------------

Partners Select Value      Systematic Financial Management,                   D      0.50% on the first $50 million,
                           L.P. (Systematic)(a)                                      reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
                           ------------------------------------------------------------------------------------------------------

                           WEDGE Capital Management                          N/A     0.75% on the first $10 million,
                           L.L.P. (WEDGE)(a)                                         reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 102





                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap         American Century                                   C      0.65% on the first $25 million, reducing to
Equity*                    (effective Dec. 12, 2003)                                 0.55% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Jennison Associates LLC (Jennison)                 E      0.55% on all assets
                           (effective Feb. 22, 2008)
                           ------------------------------------------------------------------------------------------------------

                           Lord, Abbett & Co. LLC                            N/A     0.65% on the first $100 million,
                           (Lord Abbett)                                             reducing to 0.55% as assets
                           (effective Dec. 12, 2003)                                 increase
---------------------------------------------------------------------------------------------------------------------------------


Partners Small Cap Value   Barrow, Hanley, Mewhinney &                        F      1.00% on the first $10 million,
                           Strauss (BHMS)(a)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(a)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           MDTA(a)                                            B      0.60% on the first $75 million, reducing to
                           (effective June 6, 2008)                                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Metropolitan West Capital Management, LLC          G      0.50% on all assets
                           (MetWest Capital) (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------

Partners International     Columbia Wanger Asset Management L.P.              H      0.70% on the first $100 million, reducing to
Select Growth              (Columbia WAM)(a) (effective Sept. 5, 2001)               0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Principal Global Investors, LLC                    L      0.40% on the first $250 million, reducing to
                           (Principal) (effective April 24, 2006)                    0.25% as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Partners International     AllianceBernstein L.P.                            N/A     0.65% on the first $75 million, reducing to
Select Value               (AllianceBernstein)                                       0.30% as assets increase
                           (effective Sept. 17, 2001)
                           ------------------------------------------------------------------------------------------------------

                           Mondrian Investment Partners Limited              N/A     0.70% on all assets
                           (Mondrian) (effective August 18, 2008)
                           ------------------------------------------------------------------------------------------------------

                           Tradewinds Global Investors, LLC                  N/A     0.50% on the first $250 million, reducing to
                           (Tradewinds) (effective August 18, 2008)                  0.40 as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Partners International     AIG Global Investment Corp. (AIGGIC)               I      0.75% on the first $100 million, reducing to
Small Cap                  (effective April 24, 2006                                 0.70% as assets increase
                           through Aug. 7, 2009)
                           ------------------------------------------------------------------------------------------------------

                           Batterymarch Financial Management, Inc.            J      0.75% on the first $100 million, reducing to
                           (Batterymarch) (effective April 24, 2006)                 0.70% as assets increase
                           ------------------------------------------------------------------------------------------------------

                           Columbia WAM(a)                                    H      0.70% on the first $150 million, reducing to
                           (effective Aug. 10, 2009)                                 0.50% as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging      Threadneedle International Limited(b)              K      0.45% of the first $150 million, reducing to
Markets                    (Threadneedle)                                            0.30% as assets increase, and subject to a
                           (effective July 9, 2004)                                  performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle European      Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 103




                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(b)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    K      0.45% of the first $250 million, reducing to
Equity Income              (effective Aug. 1, 2008)                                  0.35% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    K      0.70% of the first $250 million, reducing to
Extended Alpha             (effective Aug. 1, 2008)                                  0.60% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle               Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
International Opportunity  (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------




      * Effective Aug. 10, 2009, the fund's Subadvisory Agreements are terminated and the fund's portfolio will be managed by RiverSource Investments.


    (a) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

    (b) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

    (c) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table
        14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to the following amount of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement: 50% for Threadneedle Emerging Markets, Threadneedle European Equity, Threadneedle Global Equity and Threadneedle International Opportunity; 100% for Threadneedle Global Equity Income and Threadneedle Global Extended Alpha. The performance incentive adjustment was effective Dec. 1, 2004.

A -     Essex is majority owned by Affiliated Managers Group.

B - Federated MDTA LLC is an indirect, wholly-owned subsidiary of Federated Investors, Inc.

C - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

D -     Systematic is an affiliate of Affiliated Managers Group.

E - Jennison Associates LLC's sole member is Prudential Investments Management, Inc. which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

F -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

G - Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.

H - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

I - AIGGIC is an indirect wholly-owned subsidiary of American International Group, Inc. (AIG).

J - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.

K -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.


L - Principal Global Investors, LLC is a wholly-owned, indirect subsidiary of Principal Financial Group, Inc.




Statement of Additional Information - July 30, 2009                     Page 104





The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES


                                                                                     SUBADVISORY FEES PAID
                                                                             ------------------------------------------
FUND                                             SUBADVISER                     2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------
Partners Small Cap                Essex (from Sept. 23, 2005 to Aug. 7,      $  171,944   $  257,999   $  281,295
Growth                            2009)
                                  -------------------------------------------------------------------------------------
                                  MDTA (from Sept. 23, 2005 to Aug. 7,          255,223      397,581      411,034
                                  2009)
                                  -------------------------------------------------------------------------------------
                                  Turner (from Aug. 18, 2003 to Aug. 7,         167,422      241,810      265,516
                                  2009)
                                  -------------------------------------------------------------------------------------
                                  UBS (from Aug. 18, 2003 to Aug. 7, 2009)      194,949      293,079      342,871
-----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               Former Subadviser: Kenwood                    986,189(a) 2,318,621    3,180,483
                                  (from May 4, 1999 to Nov. 21, 2008)
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        American Century                              983,026    1,438,912    1,321,245
                                  -------------------------------------------------------------------------------------
                                  Turner                                        900,672    1,310,040    1,304,994
-----------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value        Davis                                       2,020,698    3,220,929    3,673,544
-----------------------------------------------------------------------------------------------------------------------

Partners Select Value             Systematic                                    608,750    1,025,272      753,292(b)
                                  -------------------------------------------------------------------------------------
                                  WEDGE                                         666,913      981,822      776,260(b)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: GAMCO Asset                    N/A          N/A      786,466(c)
                                  Management Inc.
                                  (from inception to September 28, 2006)
-----------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity         American Century                              280,018      506,417      662,396
                                  (from Dec. 12, 2003 to Aug. 7, 2009)
                                  -------------------------------------------------------------------------------------
                                  Jennison (from Feb. 22, 2008 to Aug. 7,       271,108      107,599(d)       N/A
                                  2009)
                                  -------------------------------------------------------------------------------------
                                  Lord Abbett (from Dec. 12, 2003 to Aug.       363,340      583,123      677,462
                                  7, 2009)
                                  -------------------------------------------------------------------------------------
                                  Former Subadviser: Wellington Management          N/A      362,413(e)   650,960*
                                  Company, LLP (from Dec. 12, 2003 to Feb.
                                  22, 2008)
-----------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value          BHMS                                          437,027      865,372      970,241
                                  -------------------------------------------------------------------------------------
                                  Donald Smith                                  497,789      984,692    1,180,183
                                  -------------------------------------------------------------------------------------
                                  MDTA                                          443,715          N/A(f)       N/A
                                  -------------------------------------------------------------------------------------
                                  MetWest Capital                               466,432      955,503    1,769,553
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Franklin Portfolio          22,583      964,510    1,198,029
                                  Associates
                                  (from March 2004 to June 6, 2008)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Goldman Sachs Asset            N/A          N/A       38,601(g)
                                  Management, L.P. (from Aug. 2002 to
                                  April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------

                                                                                2008         2007         2006
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------
Partners International            Columbia WAM                                1,557,963    1,568,158    1,264,808
Select Growth
                                  -------------------------------------------------------------------------------------
                                  Principal                                   1,849,485    1,760,150      632,882(h)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: American Century               N/A          N/A      821,124(i)
                                  Global Investment Management** (from
                                  Jan. 2005 to April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------

Partners International            AllianceBernstein                           6,268,208    7,962,307    6,022,579
Select Value
                                  -------------------------------------------------------------------------------------
                                  Mondrian                                       77,048(j)       N/A          N/A
                                  -------------------------------------------------------------------------------------
                                  Tradewinds                                    129,124(j)       N/A          N/A

-----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 105





                                                                                     SUBADVISORY FEES PAID
                                                                             ------------------------------------------
FUND                                             SUBADVISER                     2008         2007         2006
-----------------------------------------------------------------------------------------------------------------------
Partners International
Small Cap                         AIGGIC (from April 24, 2006 to Aug. 7,     $  355,245   $  425,696   $  201,650(h)
                                  2009)
                                  -------------------------------------------------------------------------------------
                                  Columbia WAM (effective Aug. 10, 2009)            N/A          N/A          N/A
                                  -------------------------------------------------------------------------------------
                                  Batterymarch                                  386,194      439,593      205,659(h)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Templeton Investment           N/A          N/A      226,154(i)
                                  Counsel, LLC (Franklin Templeton) (from
                                  Oct. 3, 2002 to April 24, 2006)
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Wellington Management          N/A          N/A      243,185(i)
                                  Company, LLP together with its affiliate
                                  Wellington Management International Ltd
                                  (from Oct. 3, 2002 to April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets     Threadneedle                                2,801,637    2,728,720    2,170,719
-----------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity      Threadneedle                                  443,279      406,594      356,308
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity        Threadneedle                                2,269,177    2,408,387    2,358,731
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity        Threadneedle                                    9,057(k)       N/A          N/A
Income
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended      Threadneedle                                   11,750(k)       N/A          N/A
Alpha
-----------------------------------------------------------------------------------------------------------------------

Threadneedle International        Threadneedle                                1,907,215    1,895,712    1,948,352
Opportunity
-----------------------------------------------------------------------------------------------------------------------




     * Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.
    ** American Century Global Investment Management managed the portion of the
       Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.
(a)    For the fiscal period from April 1, 2008 to Nov. 21, 2008.
(b)    For the fiscal period from Sept. 29, 2006 to May 31, 2007.
(c)    For the fiscal period from June 1, 2006 to Sept. 28, 2006.
(d)    For the fiscal period from Feb. 22, 2008 to May 31, 2008.
(e)    For the fiscal period from June 1, 2007 to Feb. 22, 2008.
(f) The subadviser did not begin managing the fund until after the fund's fiscal year end.



(g)    Payments made to subadviser in accordance with termination agreement.


(h)    For the fiscal period from April 24, 2006 to Oct. 31, 2006.


(i)    For the fiscal period from Nov. 1, 2005 to April 24, 2006.


(j)    For the fiscal period from Aug. 18, 2008 to Oct. 31, 2008.


(k)    For the fiscal period from Aug. 1, 2008 to Oct. 31, 2008.




Statement of Additional Information - July 30, 2009                     Page 106




PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS


                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Income Builder   Dimitris Bertsimas   32 RICs              $9.23 billion   9 RICs ($6.78 B)     None
Basic Income                          2 PIVs               $595.75 million
                                      15 other accounts    $948.29 million
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $948.29 million None                 None             (8)        (26)
------------------------------------------------------------------------------------------------------------------------------------

Income Builder   Dimitris Bertsimas   32 RICs              $9.26 billion   9 RICs ($6.78 B)     None
Enhanced Income                       2 PIVs               $595.75 million
                                      15 other accounts    $948.29 million
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $981.77 million None                 None             (8)        (26)
------------------------------------------------------------------------------------------------------------------------------------

Income Builder   Dimitris Bertsimas   32 RICs              $9.06 billion   9 RICs ($6.78 B)     $100,001 -
Moderate Income                       2 PIVs               $595.75 million                      $500,000
                                      15 other accounts    $948.29 million
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $779.16 million None                 $100,001 -       (8)        (26)
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder                                                                                         $50,000
Aggressive
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.48 billion   None                 None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder                                                                                         $50,000
Conservative
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.64 billion   None                 None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $50,001 -
Builder Moderate                                                                                $100,000
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.0 billion    None                 None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder Moderate                                                                                $50,000
Aggressive
                 --------------------                                                           -------------
                 David M. Joy                                                                   None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.          5 RICs               $2.04 billion   None                 None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     $50,001 -
                 Truscott(c)                                                                    $100,000
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder                                                                                         $50,000
Moderate
Conservative
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.51 billion   None                 None             (1)        (27)
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio        Kent M. Bergene(b)                                                             $10,001 -
Builder                                                                                         $50,000
Total Equity
                 --------------------                                                           -------------
                 David M. Joy         5 RICs               $2.54 billion   None                 $100,000 -       (1)        (27)
                                                                                                $500,000
                 --------------------                                                           -------------
                 Michelle M.                                                                    None
                 Keeley(c)
                 --------------------                                                           -------------
                 William F.                                                                     None
                 Truscott(c)
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index    Dimitris Bertsimas   32 RICs              $9.44 billion   9 RICs ($6.78 B)     None
                                      2 PIVs               $595.75 million
                                      15 other accounts    $948.29 million                                       (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Georgios Vetoulis    2 RICs               $511.99 million None                 None
                                      1 PIV                $586.92 million
------------------------------------------------------------------------------------------------------------------------------------

Small Company    Dimitris Bertsimas   32 RICs              $9.12 billion   9 RICs ($6.78 B)     None
Index                                 2 PIVs               $595.75 million
                                      15 other accounts    $948.29 million                                       (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Georgios Vetoulis    2 RICs               $186.05 million None                 None
                                      1 PIV                $586.92 million

------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 107





                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value     Warren Spitz         16 RICs              $10.59 billion  10 RICs ($10.2 B)    $10,001 -
                                      2 PIVs               $35.83 million                       $50,000          (2)        (28)
                                      10 other accounts(d) $319.21 million
                 --------------------------------------------------------------------------------------------
                 Steve Schroll                                                                  $50,001 -
                                      15 RICs              $10.56 billion                       $100,000
                 --------------------                                                           -------------
                 Laton Spahr          2 PIVs               $35.83 million  9 RICs ($10.2 B)     $100,001 -
                                      10 other accounts(d) $319.21 million                      $500,000
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $50,001 -
                                                                                                $100,000
------------------------------------------------------------------------------------------------------------------------------------
Partners Small   UBS**:
Cap Growth       Paul A. Graham**     3 RICs               $326.0 million
                                      1 PIV                $79.0 million
                                      16 other accounts    $233.0 million
                 ---------------------------------------------------------
                 David N. Wabnik**    3 RICs               $326.0 million  1 other account      None             (4)        (29)
                                      1 PIV                $79.0 million   ($53 M)
                                      31 other accounts    $230.0 million
                 -------------------------------------------------------------------------------------------------------------------
                 TURNER**:
                 William C. McVail**  7 RICs               $674.0 million  1 RIC ($28 M);
                                      9 PIVs               $52.0 million   4 other accounts
                                      50 other accounts    $1.9 billion    ($218 M)
                 ------------------------------------------------------------------------------
                 Jason D.             14 RICs              $2.2 billion    1 RIC ($19.0 M);
                 Schrotberger**       27 PIVs              $232.0 million  1 PIV ($21 M);       None             (5)        (30)
                                      58 other accounts    $1.8 billion    5 other accounts
                                                                           ($279 M)
                 ------------------------------------------------------------------------------
                 Rick Wetmore**       4 RICs               $308.0 million  4 other accounts
                                      6 PIVs               $25.0 million   ($218 M)
                                      42 other accounts    $1.3 billion
                 -------------------------------------------------------------------------------------------------------------------
                 ESSEX**:
                 Nancy B. Prial**     5 RICs               $206 million    1 PIV ($0.70 M)
                                      8 PIVs               $147 million                         None             (6)        (31)
                                      38 other accounts    $230 million
                 -------------------------------------------------------------------------------------------------------------------
                 MDTA**:
                 Daniel J. Mahr**
                 --------------------
                 Frederick L.         9 RICs               $469.98 million 1 other account
                 Konopka**
                 --------------------
                 Brian M. Greenberg** 3 PIVs               $191.56 million ($0.41 M)            None             (7)        (32)
                 --------------------
                 Douglas K. Thunen**  54 other accounts    $3.04 billion
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals  Clay Hoes            1 PIV                $46.70 million  None                 $1 - $10,000   (2),(3)      (28)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap        Neil T. Eigen        6 RICs               $350.98 million
Advantage                             1 PIV                $92.04 million
                                      69 other accounts(d) $2.23 billion
                 ---------------------------------------------------------
                 Richard S. Rosen     6 RICs               $350.98 million 2 RICs ($61.95 M)    None             (2)        (33)
                                      1 PIV                $92.04 million
                                      70 other accounts(d) $2.20 billion
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
120/20           Warren Spitz         16 RICs              $11.50 billion  10 RICs ($11.05 B)   None
Contrarian                            2 PIVs               $38.06 million
Equity                                10 other accounts(d) $400.77 million
                 --------------------------------------------------------------------------------------------
                 Steve Schroll        15 RICs              $11.43 billion  9 RICs ($10.98 B)    $10,001 -
                                      2 PIVs               $38.06 million                       $50,000
                 --------------------                                                           -------------
                 Laton Spahr          10 other accounts(d) $400.77 million                      $100,001 -       (2)        (28)
                                                                                                $500,000
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $100,001 -
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------

Recovery and     Warren Spitz         16 RICs              $11.47 billion  10 RICs ($11.01 B)   $500,001 -       (2)        (28)
Infrastructure                        2 PIVs               $38.06 million                       $1,000,000
                                      10 other accounts(d) $400.77 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)                       (8)        (26)
2010                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion                        None
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (8)        (26)
2015                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None
                                      4 other accounts     $41.11 million

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 108





                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (8)        (26)
2020                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      $10,001 -        (8)        (26)
2025                                  1 PIV                $606.31 million                      $50,000
                                      14 other accounts(d) $2.50 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None                 None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.73 billion   9 RICs ($7.0 B)      Over             (8)        (26)
2030                                  1 PIV                $606.31 million                      $1,000,000
                                      14 other accounts(d) $2.50 billion
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.27 billion   None                 $10,001 -
                                      4 other accounts     $41.11 million                       $50,000
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.74 billion   9 RICs ($7.0 B)      None             (8)        (26)
2035                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)      None             (8)        (26)
2040                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------

Retirement Plus  Dimitris Bertsimas   31 RICs              $9.75 billion   9 RICs ($7.0 B)      None             (8)        (26)
2045                                  1 PIV                $606.31 million
                                      14 other accounts(d) $2.50 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren       16 RICs              $1.28 billion   None
                                      4 other accounts     $41.11 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond  Scott Schroepfer     10 RICs              $12.4 billion   None                 $500,001 -
                                      0 PIVs               $0                                   $1,000,000       (2)        (34)
                                      0 other accounts     $0
------------------------------------------------------------------------------------------------------------------------------------

Partners         AMERICAN CENTURY:
Aggressive       Glenn A. Fogle       6 RICs               $2.6 billion
Growth
                 --------------------
                 Brad Eixmann         0 PIVs               $0              None                 None             (9)        (35)
                                      2 other accounts     $95.73 million
                 -------------------------------------------------------------------------------------------------------------------
                 TURNER:
                 Christopher K.       12 RICs              $2.2 billion    2 RICs ($57 M);
                 McHugh               29 PIVs              $306 million    1 PIV ($22 M);
                                      27 other accounts    $1.2 billion    2 other accounts
                                                                           ($93 M)
                 ------------------------------------------------------------------------------
                 Tara Hedlund         9 RICs               $2.1 billion    1 RIC ($24 M);
                                      17 PIVs              $232 million    1 other account      None             (5)        (30)
                                      16 other accounts    $515 million    ($72 M)
                 ------------------------------------------------------------------------------
                 Jason Schrotberger   14 RICs              $2.5 billion    1 RIC ($24 M);
                                      25 PIVs              $299 million    1 PIV ($22 M);
                                      58 other accounts    $2.1 billion    5 other accounts
                                                                           ($331 M)
------------------------------------------------------------------------------------------------------------------------------------

Partners         DAVIS:
Fundamental      Christopher C. Davis 29 RICs              $49.0 billion
Value                                 12 PIVs              $799.0 million
                                      122 other            $7.5 billion    None                 None(f)          (12)       (36)
                                      accounts(e)
                 ---------------------------------------------------------
                 Kenneth C. Feinberg  27 RICs              $49.0 billion
                                      11 PIVs              $732.0 million
                                      113 other            $6.8 billion
                                      accounts(e)
------------------------------------------------------------------------------------------------------------------------------------

Partners Select  SYSTEMATIC:
Value            Ron Mushock          10 RICS              $1,079 million  1 other account
                 --------------------
                 Kevin McCreesh       7 PIVS               $258 million    ($208M)              None             (24)       (37)
                                      1,458 other accounts $3,890 million
                 -------------------------------------------------------------------------------------------------------------------
                 WEDGE:

                 R. Michael James     5 RICs               $194.8 million
                 --------------------
                 Peter R. Bridge      1 PIV                $2.2 million    None                 None             (25)       (38)
                 --------------------
                 Paul M. VeZolles     191 other accounts   $2.2 billion

------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 109





                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Partners Small   AMERICAN CENTURY**:
Cap Equity       Thomas P. Vaiana**   7 RICs               $3.05 billion
                                      2 PIVs               $95.41 million
                                      1 other accounts     $8.94 million
                 ---------------------------------------------------------
                 Wihelmine von Turk** 3 RICs               $510.0 million
                                      1 PIV                $63.52 million
                                      0 other accounts     $0              None                 None             (9)        (35)
                 ---------------------------------------------------------
                 Brian Ertley**       5 RICs               $632.93 million
                                      1 PIV                $63.52 million
                                      1 other accounts     $1.02 million
                 ---------------------------------------------------------
                 Melissa Fong**       3 RICs               $510.03 million
                                      1 PIV                $63.52 million
                                      0 other accounts     $0
                 -------------------------------------------------------------------------------------------------------------------
                 JENNISON**:
                 John Mullman**       5 RICs               $2.71 billion   1 PIV ($11.84 M)(h)
                                      5 PIVs               $529.60 million
                                      11 other accounts(g) $848.28 million                      None             (11)       (39)
                 ------------------------------------------------------------------------------
                 Jason Swiatek**      1 RIC                $8.12 million   None
                                      3 PIVs               $493.57 million
                                      11 other accounts    $848.28 million
                 -------------------------------------------------------------------------------------------------------------------
                 LORD, ABBETT**:
                 Michael T. Smith**   2 RICs               $1.19 billion   None
                                      0 PIVs               $0                                   None(i)          (13)       (40)
                                      14 other accounts    $643.75 million
------------------------------------------------------------------------------------------------------------------------------------

Partners Small   DONALD SMITH:
Cap Value        Donald G. Smith      1 RIC                $609 million    1 RIC ($609M)
                 --------------------
                 Richard L. Greenberg 1 PIV                $97 million                          None             (14)       (41)
                                      30 other accounts    $1,751 million
                 -------------------------------------------------------------------------------------------------------------------
                 MDTA:
                 Daniel J. Mahr
                 --------------------
                 Douglas Thunen       9 RIC                $740.9 million  1 other account
                 --------------------
                 Frederick Konopka    3 PIV                $179.1 million  ($411,922)           None             (7)        (32)
                 --------------------
                 Brian M. Greenberg   57 other accounts    $3.27 billion
                 -------------------------------------------------------------------------------------------------------------------
                 BHMS:
                 James S. McClure     4 RIC                $484.1 million  None
                 --------------------
                 John P. Harloe       1 PIV                $3.5 million                         None             (16)       (42)
                                      15 other accounts    $458.1 million
                 -------------------------------------------------------------------------------------------------------------------
                 METWEST:
                 Samir Sikka          4 RICs               $347.8 million  None
                                      3 PIVs               $61.2 million                        None             (17)       (43)
                                      9 other accounts     $54.4 million
------------------------------------------------------------------------------------------------------------------------------------

Short Duration   Todd White           13 RICs              $13.21 billion  2 other accounts     $50,001 -
U.S. Government                       7 PIVs               $3.39 billion   ($93.84M)            $100,000
                                      39 other accounts    $19.29                                                (2)        (34)
                                                           billion(d)
                 --------------------------------------------------------------------------------------------
                 John McColley        2 RICs               $565.3 million  None                 None
                                      0 PIVs               $0
                                      0 other accounts     $0
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government  Todd White           13 RICs              $13.58 billion  2 other accounts     $50,001 -
Mortgage                              7 PIVs               $3.39 billion   ($93.84M)            $100,000
                                      39 other accounts    $19.29                                                (2)        (34)
                                                           billion(d)
                 --------------------------------------------------------------------------------------------
                 Jason J. Callan      0 RICs               $0              None                 None
                                      0 PIVs               $0
                                      0 other accounts     $0
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend         Warren Spitz                                                                   $500,001 -
Opportunity                                                                                     $1,000,000
                 --------------------                                                           -------------
                 Steve Schroll        11 RICs              $14.7 billion                        $100,001 -       (2)        (28)
                                      1 PIV                $26.73 million  6 RICs ($14.24 B)    $500,000
                 --------------------                                                           -------------
                 Laton Spahr          8 other accounts(d)  $380.85 million                      $100,001 -
                                                                                                $500,000
                 --------------------                                                           -------------
                 Paul Stocking                                                                  $50,001 -
                                                                                                $100,000
------------------------------------------------------------------------------------------------------------------------------------
Real Estate      Julene Melquist      None                 None            None                 $10,001 -      (2),(3)      (28)
                                                                                                $50,000
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 110





                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   22 RICs              $3.74 billion   5 RICs ($2.32 B)     $100,001 -       (2)        (26)
Equity                                2 PIVs               $22.75 million                       $500,000
                                      14 other accounts    $3.50 million
                 ------------------------------------------------------------------------------
                 Gina Mourtzinou      4 RICs               $1.58 billion   4 RICs ($1.58 B)     $50,001 -
                                      5 other accounts     $136.55 million                      $100,000
------------------------------------------------------------------------------------------------------------------------------------

Disciplined      Dimitris Bertsimas   22 RICs              $6.68 billion   5 RICs ($5.26 B)     $100,001 -
Small
and Mid Cap                           2 PIVs               $22.75 million                       $500,000
Equity
                                      14 other accounts    $3.50 million
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      4 RICs               $4.52 billion   4 RICs ($4.52 B)     None             (2)        (26)
                                      5 other accounts     $136.55 million
                 --------------------------------------------------------------------------------------------
                 Steve Kokkotos       2 RICs               $1.33 billion   2 RICs ($1.33 B)     $10,001 -
                                      1 other account      $10.19 million                       $50,000
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   22 RICs              $6.68 billion   5 RICs ($5.27 B)     $100,001 -
Small Cap Value                       2 PIVs               $22.75 million                       $500,000
                                      14 other accounts    $3.50 million
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      4 RICs               $4.52 billion   4 RICs ($4.52 B)     $10,001 -        (2)        (26)
                                      5 other accounts     $136.55 million                      $50,000
                 --------------------------------------------------------------------------------------------
                 Steve Kokkotos       2 RICs               $1.33 billion   2 RICs ($1.33 B)     $10,001 -
                                      1 other account      $10.19 million                       $50,000
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate    Lynn Hopton          11 PIVs              $5.02 billion                        None
                 --------------------                      ---------------
                 Yvonne Stevens       3 other accounts     $496.12 million                      None
                 ---------------------------------------------------------                      -------------
                 Steve Staver(k)      10 PIVs              $4.65 billion   None                 None             (2)        (44)
                                      3 other accounts     $507.57 million
------------------------------------------------------------------------------------------------------------------------------------

Growth           Erik J. Voss(k)      8 RICs               $2.60 billion   None                 None             (2)        (33)
                                      20 other accounts    $179.40 million

------------------------------------------------------------------------------------------------------------------------------------

Income           Brian Lavin          1 RIC                $871.16 million None                 $50,001 -        (2)        (34)
Opportunities                         1 PIV                $7.02 million                        $100,000
                                      1 other account      $608.42 million
------------------------------------------------------------------------------------------------------------------------------------

Inflation        Margaret Brandt(m)   None                 N/A             N/A                  None
Protected
                 --------------------------------------------------------------------------------------------
Securities       Todd White(m)        13 RICs              $10.63 billion  3 RICs ($1.01 B);    None             (2)        (34)
                                      5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity Dimitris             24 RICs              $5.96 billion   7 RICs ($4.62 B)     None             (2)        (26)
                 Bertsimas(k)
                                      2 PIVs               $21.11 million
                                      15 other accounts    $3.31 billion
                 ------------------------------------------------------------------------------
                 Gina Mourtzinou(k)   6 RICs               $4.04 billion   6 RICs ($4.04 B)
                                      5 other accounts     $118.86 million
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Value  Warren Spitz(k)      12 RICs              $14.57 billion
                 --------------------
                 Steve Schroll(k)     2 PIVs               $27.55 million  7 RICs ($14.11 B)    None             (2)        (28)
                 --------------------
                 Laton Spahr(k)
                 --------------------
                 Paul Stocking(k)     8 other accounts     $441.14 million
------------------------------------------------------------------------------------------------------------------------------------

Limited Duration Tom Murphy           5 RICs               $9.93 billion   3 RICs ($1.32 B)     $50,001 -
Bond                                  2 PIVs               $885.02 million                      $100,000
                                      14 other accounts    $10.75 billion
                 --------------------------------------------------------------------------------------------
                 Timothy J. Doubek(i) None                 N/A             N/A                  None             (2)        (34)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
California Tax-                       5 RICs               $3.68 billion
Exempt                                11 other accounts    $7.38 billion
----------------                      ------------------------------------

Minnesota Tax-   Catherine Stienstra  5 RICs               $3.55 billion   None                 None             (2)        (34)
Exempt                                11 other accounts    $7.38 billion
----------------                      ------------------------------------

New York Tax-                         5 RICs               $3.80 billion
Exempt                                11 other accounts    $7.38 billion
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond Tom Murphy           5 RICs               $6.55 billion   3 RICs ($1.33 B)     $50,001 -
                                      2 PIVs               $880.06 million                      $100,000
                                      14 other accounts    $10.90 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer(l)  2 RICs               $953.09 million None                 None             (2)        (34)
                 --------------------------------------------------------------------------------------------
                 Todd White(m)        12 RICs              $7.44 billion   3 RICs ($1.01 B);    None
                                      5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 111





                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced         Warren Spitz(k)                                                                None
                 --------------------                                                           -------------
                 Steve Schroll(k)     12 RICs              $14.57 billion                       None
                 --------------------                                                           -------------
                 Laton Spahr(k)       2 PIVs               $27.55 million  7 RICs ($14.11 B)    $1 - $10,000     (2)        (28)
                 --------------------                                                           -------------
                 Paul Stocking(k)     8 other accounts(d)  $441.14 million                      None
                 -------------------------------------------------------------------------------------------------------------------
                 Tom Murphy           5 RICs               $9.77 billion                        $10,001 -
                                      2 PIVs               $870.92 million 2 RICs ($996.38 M)   $50,000
                                      14 other accounts    $10.19 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer(l)  2 RICs               $953.09 million None                 None             (2)        (34)
                 --------------------------------------------------------------------------------------------
                 Todd White(m)        12 RICs              $10.42 billion  2 RICs ($801.35 M);  None
                                      5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   23 RICs              $5.77 million   6 RICs ($4.42 B)     None
Large Cap                             2 PIVs               $21.11 million
Growth                                15 other accounts    $3.31 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      5 RICs               $3.85 billion   5 RICs ($3.85 B)     None
                                      5 other accounts     $118.86 million

------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   23 RICs              $5.95 million   6 RICs ($4.61 B)     None
Large Cap                             2 PIVs               $21.11 million
Value                                 15 other accounts    $3.31 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      5 RICs               $4.03 billion   5 RICs ($4.03 B)     None
                                      5 other accounts     $118.86 million

------------------------------------------------------------------------------------------------------------------------------------
Diversified      Warren Spitz                                                                   $50,001 -
Equity Income                                                                                   $100,000
                 --------------------                                                           -------------
                 Laton Spahr          11 RICs              $8.78 billion                        $100,001 -
                                                                                                $500,000
                 --------------------                                                           -------------
                 Steve Schroll        2 PIVs               $27.55 million  6 RICs ($8.32 B)     $50,001 -        (2)        (28)
                                                                                                $100,000
                 --------------------                                                           -------------
                 Paul Stocking        8 other accounts(d)  $441.14 million                      $100,001 -
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value    Warren Spitz                                                                   $50,001 -
                                                                                                $100,000
                 --------------------                                                           -------------
                 Laton Spahr          11 RICs              $12.21 billion                       $100,001 -
                                                                                                $500,000
                 --------------------                                                           -------------
                 Steve Schroll        2 PIVs               $27.55 million  6 RICs ($11.75 B)    $50,001 -        (2)        (28)
                                                                                                $100,000
                 --------------------                                                           -------------
                 Paul Stocking        8 other accounts(d)  $441.14 million                      $100,001 -
                                                                                                $500,000
------------------------------------------------------------------------------------------------------------------------------------
Strategic        Tom Murphy           5 RICs               $9.47 billion   2 RICs ($699.76 M)   $100,001 -
Allocation                            2 PIVs               $870.92 million                      $500,000
                                      14 other accounts    $10.19 billion
                 --------------------------------------------------------------------------------------------
                 Scott Schroepfer(l)  2 RICs               $953.09 million None                 None             (2)        (34)
                 --------------------------------------------------------------------------------------------
                 Todd White(m)        12 RICs              $10.17 billion  2 RICs ($549.42 M);  None
                                      5 PIVs               $1.66 billion   1 other account
                                      40 other accounts(d) $16.02 billion  ($113.3 M)
                 -------------------------------------------------------------------------------------------------------------------
                 Dimitris Bertsimas   23 RICs              $4.85 billion   6 RICs ($3.5 B)      Over $500,000    (2)        (26)
                                      2 PIVs               $21.11 million
                                      15 other accounts    $3.31 billion
                 --------------------------------------------------------------------------------------------
                 Gina Mourtzinou      5 RICs               $2.93 billion   5 RICs ($2.93 B)     $100,001 -
                                      5 other accounts     $118.86 million                      $500,000
                 --------------------------------------------------------------------------------------------
                 Alex Sauer-Budge     1 RIC                $573.80 million 1 RIC ($573.8 M)     $1 - $10,000
                 --------------------------------------------------------------------------------------------
                 Steve E. Kokkotos    2 RICs               $69.74 million  2 RICs ($69.74 M)    $100,001 -
                                      1 other account      $9.26 million                        $500,000
------------------------------------------------------------------------------------------------------------------------------------

Strategic Income Dimitris Bertsimas   23 RICs              $5.95 billion   7 RICs ($4.62 B)     None
Allocation                            2 PIVs               $21.11 million
                                      15 other accounts    $3.31 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       17 RICs              $1.76 billion   None                 None
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo(o)  None                 None            None                 $1 - $10,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return  Nicholas Pifer       7 RICs               $10.79 billion  None                 $50,001 -        (2)        (34)
Currency and                          6 PIVs               $284.56 million                      $100,000
Income                                11 other accounts    $3.27 billion
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 112





                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas   23 RICs              $4.53 billion   6 RICs ($3.35 B)     $100,001 -
International                         2 PIVs               $19.28 million                       $500,000
Equity                                15 other accounts    $2.88 billion                                         (2)        (26)
                 --------------------------------------------------------------------------------------------
                 Alex Sauer-Budge     1 RIC                $837.35 million 1 RIC ($837.35 M)    $1 - $10,000
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Nicholas Pifer       7 RICs               $11.31 billion  None                 $10,001 -        (2)        (34)
Bond                                  6 PIVs               $284.56 million                      $50,000
                                      11 other accounts    $3.27 billion
                 ---------------------------------------------------------                      -------------
                 Jim Carlene(l)       4 PIVs               $312.86 million                      None
                                      3 other accounts     $170.11 million

------------------------------------------------------------------------------------------------------------------------------------
Global Bond      Nicholas Pifer       7 RICs               $10.85 billion  None                 $50,001 -        (2)        (34)
                                      6 PIVs               $284.56 million                      $100,000
                                      11 other accounts    $3.27 billion


------------------------------------------------------------------------------------------------------------------------------------
Global           Richard M.           4 RICs               $2.40 billion   2 PIVs ($1.5B);      None             (2)        (45)
Technology       Parower(n)           5 PIVs               $1.50 billion   2 other accounts
                                      6 other accounts     $186.40 million ($183.7 M)
                 ---------------------------------------------------------
                 Paul H. Wick(n)      4 RICs               $2.40 billion
                                      5 PIVs               $1.50 billion
                                      6 other accounts     $185.60 million
                 ---------------------------------------------------------
                 Reema D. Shah(n)     4 RICs               $2.40 billion
                                      5 PIVs               $1.50 billion
                                      5 other accounts     $186.40 million
                 ---------------------------------------------------------
                 Ajay Diwan(n)        4 RICs               $2.40 billion
                                      5 PIVs               $1.50 billion
                                      5 other accounts     $189.20 million
                 ------------------------------------------------------------------------------
                 Benjamin Lu(n)       2 RICs               $204.50 million None
                                      2 PIVs               $31.20 million
                                      1 other account      $0.05 million
------------------------------------------------------------------------------------------------------------------------------------
Partners         COLUMBIA WAM:
International    P. Zachary Egan      1 RIC                $3.0 billion    None                 None             (19)       (46)
Select Growth
                 ---------------------------------------------------------
                 Louis J. Mendes      2 RICs               $4.0 billion
                 -------------------------------------------------------------------------------------------------------------------
                 PRINCIPAL:
                 John Pihlblad        2 RICs               $1.31 billion   None                 None             (20)       (47)
                                      2 PIVs               $95.93 million
                                      9 other accounts     $987.26 million
                 ---------------------------------------------------------
                 Steven Larson        2 RICs               $1.32 billion
                                      2 PIVs               $93.40 million
                                      9 other accounts     $987.26 million
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 113





                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Partners         ALLIANCEBERNSTEIN:
International    Kevin F. Simms       132 RICs             $46.32 billion  3 RICs ($6.66 B);
Select                                168 PIVs             $24.39 billion  9 PIVs ($1.17 B);
Value                                 39,323 other         $106.60 billion 139 other accounts
                                      accounts                             ($12.51 B)
                 ------------------------------------------------------------------------------
                 Henry S. D'Auria     89 RICs              $27.28 billion  2 RICs ($2.74 B);
                                      103 PIVs             $18.93 billion  7 PIVs ($563 M);
                                      953 other            $78.52 billion  131 other accounts
                                      accounts                             ($11.85 B)
                 ------------------------------------------------------------------------------
                 Sharon E. Fay        132 RICs             $46.32 billion  3 RICs ($6.66 B);
                                      156 PIVs             $21.41 billion  8 PIVs ($563 M);
                                      39,323 other         $106.60 billion 139 other accounts
                                      accounts                             ($12.51 B)
                 ------------------------------------------------------------------------------
                 Marilyn G. Fedak     120 RICs             $45.86 billion  3 RICs ($6.66 B);    None             (21)       (48)
                                      140 PIVs             $17.32 billion  3 PIVs ($217 M);
                                      39,230 other         $89.62 billion  110 other accounts
                                      accounts                             ($7.76 B)
                 ------------------------------------------------------------------------------
                 John P. Mahedy       119 RICs             $45.62 billion  3 RICs ($6.66 B);
                                      139 PIVs             $17.20 billion  3 PIVs ($217 M);
                                      39,211 other         $88.11 billion  101 other accounts
                                      accounts                             ($7.55 B)
                 ------------------------------------------------------------------------------
                 Giulio Martini       71 RICs              $25.49 billion  2 RICs ($2.74 B);
                                      106 PIVs             $21.29 billion  8 PIVs ($1.13 B);
                                      811 other            $62.13 billion  105 other accounts
                                      accounts                             ($8.1 B)


                 -------------------------------------------------------------------------------------------------------------------
                 MONDRIAN:
                 Ormala Krishnan      1 RIC                $265.0 million  None                 None             (10)       (49)
                                      1 PIV                $141.90 million
                                      7 other accounts     $528.80 million


                 -------------------------------------------------------------------------------------------------------------------
                 TRADEWINDS:
                 Peter Boardman(p)    5 RICs               $1.35 billion   1 other account
                 --------------------
                 Alberto Jimenez      9 PIVs               $859.65 million ($73.15M)            None             (15)       (50)
                 Crespo(p)            43,383 other         $12.06 billion
                                      accounts
------------------------------------------------------------------------------------------------------------------------------------
Partners         AIGGIC**:
International    Chantal Brennan**    2 RICs               $347.0 million  3 other accounts
Small Cap                             4 PIVs               $323.0 million  ($90 M)
                                      8 other accounts     $255.0 million
                 ------------------------------------------------------------------------------
                 Midori Katsumi**     1 RIC                $7.0 million    4 other accounts     None             (22)       (51)
                                      1 PIV                $58.0 million   ($200 M)
                                      7 other accounts     $269.0 million
                 ------------------------------------------------------------------------------
                 Elizabeth Soon**     2 RICs               $69.0 million   3 other accounts
                                      2 PIVs               $53.0 million   ($27 M)
                                      7 other accounts     $80.0 million
                 -------------------------------------------------------------------------------------------------------------------
                 BATTERYMARCH:
                 Adam Petryk          8 RICs               $2.36 billion   None                 None             (23)       (52)
                                      19 PIVs              $1.45 billion
                                      34 other accounts    $3.66 billion
                 ---------------------------------------------------------
                 Charles F. Lovejoy   4 RICs               $1.22 billion
                 --------------------
                 Christopher W.       12 PIVs              $669.86 million
                 Floyd                22 other accounts    $2.34 billion

------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Emerging Markets Julian A.S. Thompson 1 RIC                $695.16 million 1 RIC ($695.16 M)    None(j)          (18)       (53)
                 Jules Mort           1 PIV                $26.09 million
                                      2 other accounts     $18.74 million

------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
European Equity  Rob Jones            1 PIV                $32.78 million  None                 None(j)          (18)       (53)
                                      1 other account      $184.29 million
                 ------------------------------------------------------------------------------
                 Dan Ison(j)          3 PIVs               $141.4 million  2 PIVs ($62.2 M)
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity    Stephen Thornber     1 RIC                $9.58 million   1 RIC ($9.58 M)      None(j)          (18)       (53)
                                      1 PIV                $7.73 million
                                      3 other accounts     $346.56 million
                 ------------------------------------------------------------------------------
                 Andrew Holliman      1 RIC                $6.0 million    1 RIC ($6 M)
                                      2 PIVs               $404.78 million
                                      2 other accounts     $309.49 million
------------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 114





                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity    Stephen Thornber     1 RIC                $432.44 million 1 RIC ($432.44 M)    None(j)          (18)       (53)
Income                                1 PIV                $7.73 million
                                      3 other accounts     $346.56 million
                 ------------------------------------------------------------------------------
                 Jeremy Podger        1 RIC                $6.0 million    1 RIC ($6 M)
                                      2 PIVs               $10.58 million
                                      2 other accounts     $221.36 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Extended  Andrew Holliman      1 RIC                $432.44 million 1 RIC ($432.44 M)    None(j)          (18)       (53)
Alpha                                 2 PIVs               $404.78 million
                                      2 other accounts     $309.49 million
                 ------------------------------------------------------------------------------
                 Jeremy Podger        1 RIC                $9.58 million   1 RIC ($9.58 M)
                                      2 PIVs               $10.58 million
                                      2 other accounts     $221.36 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
International    Alex Lyle            1 RIC                $9.85 billion   1 RIC ($9.85 B)      None(j)          (18)       (53)
Opportunity                           28 PIVs              $834.30 million
                                      11 other accounts    $415.43 million
                 ---------------------------------------------------------
                 Esther Perkins       1 RIC                $9.85 billion
                                      1 other account      $184.29 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate     Catherine Stienstra  5 RICs               $3.30 billion   None                 None             (2)        (34)
Tax-Exempt                            11 other accounts    $6.33 billion
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap          John K. Schonberg    2 RICs               $256.55 million 2 RICs               None             (2)        (54)
Growth                                2 PIVs               $15.93 million  ($256.55 M)
                                      3 other accounts     $2.61 million
                 -------------------------------------------------------------------------------------------------------------------
                 Sam Murphy           1 RIC                $246.40 million 1 RIC ($246.4 M)     None           (2),(3)      (54)
                 --------------------
                 Mike Marzolf
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt       Catherine Stienstra  5 RICs               $2.77 billion   None                 None             (2)        (35)
Bond                                  11 other accounts    $6.33 billion
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt       Catherine Stienstra  5 RICs               $1.18 billion   None                 None             (2)        (34)
High Income                           11 other accounts    $6.33 billion
------------------------------------------------------------------------------------------------------------------------------------





    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.


   ** Effective Aug. 10, 2009, the subadviser/portfolio managers shown in the table are replaced by the following subadviser/portfolio managers; reporting information is provided as of May 31, 2009:



                                             Other Accounts Managed (excluding the fund)
                                      ---------------------------------------------------------               Potential
                                                           APPROXIMATE                            Ownership   Conflicts
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       of Fund        of    Structure of
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              Shares     Interest Compensation
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Partners Small   Michael J. Alpert    1 RIC                $35.63 million  None
Cap Growth                            0 PIVs               $0                                   None
                                      12 other accounts    $378.43                                               (2)        (55)
                                                           million(d)
                 --------------------------------------------------------------------------------------------
                 Stephan B. Yost      1 RIC                $35.63 million  None
                                      0 PIVs               $0                                   None
                                      12 other accounts    $378.43
                                                           million(d)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Partners Small   Neil T. Eigen        7 RICs               $587.6 million  None
Cap Equity                            1 PIV                $113.71 million                      None
                                      64 other accounts    $2.59                                                 (2)        (33)
                                                           billion(d)
                 --------------------------------------------------------------------------------------------
                 Richard S. Rosen     7 RICs               $587.6 million  None
                                      1 PIV                $113.71 million                      None
                                      64 other accounts    $2.59
                                                           billion(d)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCT. 31
------------------------------------------------------------------------------------------------------------------------------------
Partners         COLUMBIA WAM:        2 RICs               $3.43 billion   None                 None             (19)       (46)
International    P. Zachary Egan      0 PIVs               $0
Small Cap                             4 other accounts     $1.09 million
                 ---------------------------------------------------------
                 Louis J. Mendes III  3 RICs               $4.53 billion
                                      0 PIVs               $0
                                      5 other accounts     $1.86 million
------------------------------------------------------------------------------------------------------------------------------------




(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(c) Ms. Keeley, who serves as Executive Vice President -- Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource


Statement of Additional Information - July 30, 2009                     Page 115




       Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Wrap accounts have been counted at the sponsor level.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g) Other accounts exclude the assets and number of accounts in wrap fee programs that are managed using model portfolios.

(h) Mr. Mullman only manages a portion of the accounts subject to a performance fee. The total assets shown reflect the portion of those accounts managed by Mr. Mullman.

(i) Michael T. Smith does not own any shares of RiverSource Partners Small Cap Equity Fund. However, he invests in the Lord Abbett Small Cap Blend Fund, which is managed in a similar style.




(j) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.



(k) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of Sept. 30, 2008.



(l) The portfolio manager began managing the fund after its last fiscal year end; reporting information is as of Oct. 31, 2008.



(m) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.



(n) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Nov. 17, 2008.



(o) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of May 31, 2009.





(p) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of June 29, 2009.


POTENTIAL CONFLICTS OF INTEREST
(1) RIVERSOURCE: Management of Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include

        - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

        - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.



Statement of Additional Information - July 30, 2009                     Page 116




(2) RIVERSOURCE: RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) RIVERSOURCE: The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) UBS: The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

        If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

        The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


(5) TURNER: As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV,
        Part II for a description of some of its policies and procedures in this regard.


(6) ESSEX: Potential conflicts of interest may be presented in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Essex has established written policies and procedures relating to its investment management and trading practices that are designed to prevent such conflicts of interest. On occasion, employees of Essex may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees' personal securities transactions.

(7) MDTA: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent


Statement of Additional Information - July 30, 2009                     Page 117




        that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


(8) RIVERSOURCE: Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(9) AMERICAN CENTURY: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.



Statement of Additional Information - July 30, 2009                     Page 118




        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(10) MONDRIAN: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian's own interests or those of its employees and directors:

        Allocation of aggregated trades
        Mondrian may from time to time aggregate trades for a number of its clients.

        Mondrian's policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

        Allocation of investment opportunities
        Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

        Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

        All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

        See also "Side-by-side management of hedge funds" below.

        Allocation of IPO opportunities
        Initial Public Offerings ("IPO's") present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

        Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

        Dealing in investments as principal in connections with the provision of seed capital
        A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

        Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.



Statement of Additional Information - July 30, 2009                     Page 119




        Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

        Directorships and external arrangements
        Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

        Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

        The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual's responsibilities to Mondrian clients.

        Dual agency
        Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

        Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

        Employee personal account dealing
        There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

        Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

        Mondrian's rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

        Gifts and entertainment (received)
        In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

        Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of L100 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

        Gifts and entertainment (given)
        In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

        Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of L200 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

        Performance fees
        Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

        Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

        The potential conflict of interest arising from these fee arrangements is addressed by Mondrian's procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

        Side-by-side management of hedge funds (Mondrian Alpha Funds)
        Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.



Statement of Additional Information - July 30, 2009                     Page 120




        Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

        Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

        Soft dollar arrangements
        Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

        As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client's portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

        Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

        With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(11) JENNISON: In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.


        Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.


        Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.


        In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts.



Statement of Additional Information - July 30, 2009                     Page 121




        These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.


        Furthermore, if a greater proportion of a portfolio manager's compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager's management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager's compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.


(12) DAVIS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(13) LORD, ABBETT: Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.



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(14) DONALD SMITH: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(15) TRADEWINDS: Tradewinds recognizes that actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, Tradewinds, because it manages multiple accounts is presented with several potential conflicts and it seeks to manage these conflicts as follows:

        - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

        - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

        - Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions (e.g., short selling) or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

        Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(16) BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(17) METWEST: Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations


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        do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. A committee, comprised of the Chief Investment Officer and portfolio/relationship managers, reviews trade reports for all accounts on a daily basis.

(18) THREADNEEDLE: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(19) COLUMBIA WAM: Like other investment professionals with multiple clients, a Fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

        The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

        Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor's Code of Ethics and certain limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

        A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

        A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

        "Cross trades," in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio


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        manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

        A Fund's portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor's portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(20) PRINCIPAL: Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(21) ALLIANCEBERNSTEIN: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.



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        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(22) AIGGIC: AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(23) BATTERYMARCH: Batterymarch recognizes that actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.



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        Allocation of Limited Investment Opportunities
        If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

        Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

        Allocation of Partially-Filled Transactions in Securities
        Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

        Opposite (i.e., Contradictory) Transactions in Securities
        Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

        In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

        Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

        Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

        Selection of Brokers/Dealers
        In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

        Personal Securities Transactions
        Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that


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        Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

        Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

        To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).

        Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

        Performance-Based Fee Arrangements
        Batterymarch manages some accounts under performance-based fee arrangements. Batterymarch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an incentive to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest, Batterymarch generally requires portfolio decisions to be made on a product specific basis. Additionally, Batterymarch requires average pricing of all aggregated orders. Lastly, the investment performance on specific accounts is not a factor in determining the portfolio managers' compensation; performance analysis is reviewed on an aggregate product basis.

        Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

        Batterymarch's CCO conducts a review of the firm's potential conflicts of interest and a risk assessment on an annual basis.


(24) SYSTEMATIC: Systematic Financial Management, L.P. (Systematic) is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Funds, on the one hand, and the management of other accounts, on the other. The portfolio managers oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy, taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the fee charged to a Fund to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. Additionally, the management of the Funds and other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds or other accounts. However, Systematic has a variety of internal controls in place that are reasonably designed to detect such conflicts and protect the interest of its clients.



        During the normal course of managing assets for multiple clients of varying types and asset levels, the portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve security selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not impacted negatively by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies and procedures including, but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting Policy and Trade Error Policy, designed to prevent and detect conflicts when they occur. Systematic reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.


(25) WEDGE: During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its


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        clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or enhancing its relationship with a broker for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts.

        To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

STRUCTURE OF COMPENSATION
(26)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(27) RIVERSOURCE: The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program is being discontinued and the final award under this plan covers the three-year period that started in January 2007 and ends in December 2009. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(28)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. With the exception of Mr. Spitz, the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and


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        long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Mr. Spitz receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(29) UBS: The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a fixed component, a variable cash compensation component and a variable equity component, as detailed below. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, risk measured, performance-oriented culture. Overall compensation can be grouped into three categories:

        - A fixed component -- base salary and benefit -- reflecting an individual's skills and experience,

        - Variable cash compensation, which is determined annually on a discretionary basis and is correlated with the performance of UBS, UBS Global Asset Management, the respective asset class, investment strategy, function and an individual's (financial and non-financial) contribution to UBS Global Asset Management's results, and

        - A variable equity component that reinforces the critical importance of creating long-term business value whilst serving as an effective retention tool as shares typically vest over a number of years.

        UBS Global Asset Management strongly believes that tying portfolio managers' variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the investment professionals' interests with those of the firm's clients. The total variable compensation available will depend on the firm's overall profitability. The allocation of the variable compensation pool to each portfolio manager in Equities and Fixed Income is based on an equal weighting of their investment performance (relative to a suitable index benchmark) over one, two and three year periods to the latest year end. This has the effect of putting greater emphasis on the most recent year, while keeping the longer-term in focus. In Global Investment Solutions
        (GIS), a similar method is applied but over a five year timescale.

        UBS is committed to the principle of employee share ownership, believing accountability for decisions and actions is encouraged through equity-based awards that vest and/or become unrestricted over time. Positions with a large scope of responsibility and a significant potential impact on the firm have higher equity exposure. UBS also has stringent share ownership requirements for senior executives.

        A number of equity ownership plans are available to UBS employees, which vary by rank, performance and location. These plan rules may be amended from time to time in all or some jurisdictions. Some of these plans include:

        EQUITY PLUS PLAN (EQUITY PLUS): Equity Plus is a voluntary plan that provides employees with an opportunity to purchase UBS shares at fair market value and generally receive, at no additional cost, two UBS options for each share purchased, up to a maximum annual limit. Shares purchased under Equity Plus are restricted from sale for two years from the date of purchase and the options are forfeitable in certain circumstances. The options have a strike price equal to the fair market value of a UBS share on the date the option is granted, a two-year vesting period and generally expire ten years from the date of grant.

        EQUITY OWNERSHIP PLAN (EOP): Selected employees receive between 10% and 45% of their annual performance-related compensation in UBS shares or notional shares instead of cash on a mandatory basis. A small proportion of EOP awards is granted over Alternative Investment Vehicles (AIVs) to reflect the performance of certain funds. EOP awards generally vest in one-third increments over a three year vesting period and are forfeitable in certain circumstances.

        KEY EMPLOYEE STOCK APPRECIATION RIGHTS PLAN (KESAP) AND KEY EMPLOYEE STOCK OPTION PLAN (KESOP): Key and high potential employees are granted discretionary UBS options or stock appreciation rights with a strike price not less than the fair market value of a UBS share on the date the option or stock appreciation right is granted. The options or stock appreciation rights have a three-year vesting period, are forfeitable in certain circumstances and generally expire ten years from the date of grant.



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(30) TURNER: Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

(31) ESSEX: The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and Essex's composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefits package including comprehensive family health coverage.

        Essex's yearly investment performance drives the portfolio managers' incentive portion ("bonus") of their compensation package. The portfolio managers' bonus is based on their respective portfolios' absolute, relative, and risk-adjusted performance. Eighty percent of the evaluation is based on the performance of the portfolios and twenty percent is based on teamwork, communication, and other subjective criteria. We also incent them on their one, two and three-year performance track record.

        As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

        Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.


(32) MDTA: The portfolio managers are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by MDTA is categorized as reflecting one of several designated "Strategies." The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy's designated benchmark (i.e., with respect to the Fund's Strategy, Russell 2000 Value Index). The portfolio managers are also part of investment teams for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, the portfolio managers may receive additional consideration based on the achievement of specified revenue targets.



        In addition, Daniel Mahr was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of MDTA's senior management.


(33)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by


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        other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(34)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(35) AMERICAN CENTURY: The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2009, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus

        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three- year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund's inception date or a portfolio manager's tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund's true peers based on internal investment mandates. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five year performance periods.


        Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager's relative levels of responsibility.

        Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.


        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative or fixed income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This



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        feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Restricted Stock Plans

        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).


        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(36) DAVIS: Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(37) SYSTEMATIC: Ron Mushock and Kevin McCreesh are limited partners of the firm and Co-Portfolio Managers for the strategy. As Partners, their compensation consists of a combination of a fixed base salary, and a share of Systematic's profits based upon each Partner's respective individual ownership position in Systematic. Although total compensation is influenced by Systematic's overall profitability and therefore is based in part on the aggregate performance of all of Systematic's portfolios, including the Fund. Compensation is not based on performance of the Fund individually. The Partners are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees. The Portfolio Managers are not compensated based solely on the performance of, or the value of assets held in, the Fund or any other individual portfolio managed by Systematic.



(38) WEDGE: WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the overall growth and profitability of the firm. Compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager. General Partners are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals receive a competitive salary and bonus based on the firm's investment and business success and their specific contribution to that record.



(39) JENNISON: Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.



        Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly.




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        The factors reviewed for the portfolio managers are listed below in order of importance.



        The following primary quantitative factor is reviewed for the portfolio managers:


        - One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to market conditions, pre-determined passive indices, such as the Russell 2000 Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;


        The qualitative factors reviewed for the portfolio managers may include:


        - Historical and long-term business potential of the product strategies;

        - Qualitative factors such as teamwork and responsiveness; and


        - Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.


(40) LORD, ABBETT: Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

        Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

        Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(41) DONALD SMITH: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(42) BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi- annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(43) METWEST: MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material


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        portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(44)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(45)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(46) COLUMBIA WAM: As of December 31, 2008, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and incentive compensation. Typically, a high proportion of an analyst's or portfolio manager's bonus is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Bank of America restricted stock and/or options. For 2008, investments in the second plan were made through a deferred cash program. Both plans vest over three years from the date of issuance. The CWAM total incentive compensation pool, including cash and the two incentive plans, is based on formulas, with investment performance of individual portfolio managers and certain analysts, plus firm-wide investment performance, as primary drivers.



        Analysts and portfolio managers are positioned in a number of compensation tiers based on cumulative performance of the portfolios they manage. Performance of each Fund for purposes of portfolio manager compensation is measured



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        relative to its primary benchmark. One and three year performance periods primarily drive incentive levels. Excellent performance results in advancement to a higher tier until the highest tier is reached. Higher tiers have higher base compensation levels and wider incentive compensation ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in incentive compensation levels. Incentive compensation varies by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. If a fund's performance declines, the compensation incentives available to its analysts and portfolio manager(s) also declines.


(47) PRINCIPAL: Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The incentive bonus for equity portfolio managers ranges from 150% to 300% of actual base earnings, depending on job level.

        - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

        - Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

        - Versus the peer group, incentive payout starts at 54th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 3.33% of incentive payout is achieved at 54th percentile. No payout is realized if performance is at or below 55th percentile.

        As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(48) ALLIANCEBERNSTEIN: AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients


Statement of Additional Information - July 30, 2009                     Page 136




            and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units).

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(49) MONDRIAN: Mondrian has the following programs in place to retain key investment staff:

        1. Competitive Salary -- All investment professionals are remunerated with a competitive base salary.

        2. Profit Sharing Bonus Pool -- All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

        3. Equity Ownership -- Mondrian is ultimately controlled by a partnership of senior management and private equity funds sponsored by Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 61% owned by approximately 70 of its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel, and 39% owned by private equity funds sponsored by Hellman & Friedman, LLC. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

        Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

        At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

        Compensation Committee
        In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

        Defined Contribution Pension Plan
        All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

        Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(50) TRADEWINDS: Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

        Available bonus pool compensation is primarily a function of the firm's overall annual profitability. Individual bonuses are based primarily on the following:

        - Overall performance of client portfolios;

        - Objective review of stock recommendations and the quality of primary research;

        - Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

        To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

        Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(51) AIGGIC: Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures


Statement of Additional Information - July 30, 2009                     Page 137




        comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(52) BATTERYMARCH: In addition to customary employee benefits (e.g., medical coverage), Batterymarch's compensation for investment professionals includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis. Specifically, the package includes:

        - competitive base salaries;

        - individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

        - corporate profit-sharing; and

        - annual contribution to a non-qualified deferred compensation plan that has a cliff-vesting requirement (i.e., they must remain employed with the firm for at least 31 months to receive payment).

        Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is generally not analyzed by any individual client portfolios. Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. Lastly, portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.


(53) To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan ("EIP") linked to measures of Threadneedle's corporate success. Threadneedle believes this encourages longevity of service.



        The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.



        The split of the profit share focuses on three key areas of success:



        - Performance of own funds and research recommendations,



        - Performance of all portfolios in the individual's team,



        - Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.



        Consideration of the individual's general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:



        - Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,



        - Intra-team discussion, stock research and investment insights,



        - Marketing support, including written material and presentations.



        It is important to appreciate that in order to maximize an individual's rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to the team and wider investment department. This structure is closely aligned with the Threadneedle's investment principles of sharing ideas and effective communication.


(54)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.




(55)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the



Statement of Additional Information - July 30, 2009                     Page 138








        portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by the short term (typically one-year) and long-term (typically three-year and five-year) performance of the accounts managed by the portfolio managers, including the fund, in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.




Statement of Additional Information - July 30, 2009                     Page 139




ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                 0.080%            0.075%            0.070%             0.060%             0.050%
Absolute Return Currency and
  Income
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets Bond
Global Bond
Partners International Select
  Growth
Partners International Select
  Value
Partners International Small Cap
Partners Small Cap Equity
Partners Small Cap Growth
Partners Small Cap Value
Small Cap Advantage
Small Company Index
Strategic Allocation
Threadneedle Emerging Markets
Threadneedle European Equity
Threadneedle Global Equity
Threadneedle Global Equity Income
Threadneedle Global Extended Alpha
Threadneedle International
  Opportunity
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                    0.070%            0.065%            0.060%             0.050%             0.040%
Diversified Bond
Floating Rate
High Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Minnesota Tax-Exempt
New York Tax-Exempt
Short Duration U.S. Government
Strategic Income Allocation
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 140




                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Balanced                                 0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Disciplined Equity
Disciplined Large Cap Growth
Disciplined Large Cap Value
Disciplined Small and Mid Cap
  Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Partners Aggressive Growth
Partners Fundamental Value
Partners Select Value
Precious Metals and Mining
Real Estate
Recovery and Infrastructure
Tax-Exempt Money Market
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income              0.020%            0.020%            0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate
  Aggressive
Portfolio Builder Moderate
  Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - July 30, 2009                     Page 141




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES


----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2009             2008            2007        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                             $   56,956       $   38,041(a)   $   25,671        0.020%
-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                              54,275           45,848(a)       37,153        0.020
-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                             108,149           82,229(a)       58,560        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                96,644          110,897          86,301        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                              36,929           26,665          24,051        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                 193,553          183,783         138,034        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                      205,250          223,400         172,602        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                     72,830           62,617          50,763        0.020
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                              84,413          101,924          76,312        0.020
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                              101,230          158,059         153,231        0.060
-----------------------------------------------------------------------------------------------------------------
Small Company Index                                        446,427          738,676         867,030        0.080
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value                                               448,794          680,124         674,042        0.060
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                  105,946          159,051         173,239        0.080
-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                  64,531           77,686          67,215        0.060
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                        164,551          363,599         534,163        0.080
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                    31,071           13,416(b)          N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure                                  4,214(c)           N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                         2,441            3,623           1,779(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                         4,449            5,483           1,861(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                         4,871            7,572           2,961(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                         5,145            7,280           2,293(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                         5,001            7,160           2,579(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                         3,258            4,249           1,548(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                         2,051            4,915           2,928(d)     0.020
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                         1,726            1,670             586(d)     0.020
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                                            722,190        1,069,014       1,259,292        0.066
-----------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                 232,850          350,088         334,364        0.060
-----------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                                 374,303          594,407         645,012        0.060
-----------------------------------------------------------------------------------------------------------------
Partners Select Value                                      172,308          300,721         355,085        0.060
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  119,853          208,114         267,622        0.080
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                   277,260          565,329         754,675        0.080
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             521,265          541,748         623,283        0.069
-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   252,478          285,601         196,713        0.070
-----------------------------------------------------------------------------------------------------------------
                                                          2008              2007           2006
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                     1,033,158          884,333         658,242        0.055
-----------------------------------------------------------------------------------------------------------------
Real Estate                                                132,646          153,117          91,341        0.060
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 142




----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2008             2007            2006        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management                                         $2,507,729       $2,141,669      $1,741,492        0.048%
-----------------------------------------------------------------------------------------------------------------
Disciplined Equity                                       1,701,542        1,224,572         496,810        0.053
-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                        38,114           24,904           1,143(e)     0.060
-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                 30,592           20,681           4,615(f)     0.080
-----------------------------------------------------------------------------------------------------------------
Floating Rate                                              398,924          378,190          46,916(f)     0.070
-----------------------------------------------------------------------------------------------------------------
Growth                                                   1,477,804        1,763,087       1,791,547        0.053
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                                       202,872          242,883         253,936        0.070
-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                             399,972          209,028         169,778        0.068
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity                                         2,524,199        3,245,953       2,119,930        0.049
-----------------------------------------------------------------------------------------------------------------
Large Cap Value                                             45,929           60,574          78,248        0.060
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                      115,529          105,993         133,102        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt(g)                                   122,235          122,586         149,235        0.070
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                                         2,012,548        1,752,212       1,698,244        0.060
-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                                    215,249          234,353         286,050        0.070
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                                      41,455           47,710          57,973        0.070
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced                                                   519,542          623,784         697,753        0.059
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                               101,276           11,405(h)          N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                    662(i)           N/A             N/A        0.060
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                3,272,256        3,449,519       2,960,505        0.047
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                            1,335,281        1,196,773         854,082        0.053
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation                                     1,505,894        1,340,234         948,662        0.074
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                                115,139           21,493(h)          N/A        0.070
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        373,454           79,761          15,823(j)     0.079
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity                           549,173          209,295          14,739(k)     0.080
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      131,334           78,549          21,248(l)     0.080
-----------------------------------------------------------------------------------------------------------------
Global Bond                                                572,976          388,646         412,783        0.079
-----------------------------------------------------------------------------------------------------------------
Global Technology                                           83,820          103,335         101,197        0.060
-----------------------------------------------------------------------------------------------------------------
Partners International Select Growth                       511,522          490,174         347,819        0.080
-----------------------------------------------------------------------------------------------------------------
Partners International Select Value                      1,395,090        1,759,221       1,306,775        0.078
-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap                            79,183           92,062          83,383        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              498,019          503,279         406,991        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                96,107          105,886          89,350        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                 549,601          611,621         532,772        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                            1,528(m)           N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                           1,256(m)           N/A             N/A        0.080
-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     460,205          540,718         470,847        0.080
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                     52,367           57,618          74,912        0.070
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                             471,791          652,889         946,943        0.060
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            463,150          525,515         544,894        0.069
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                   1,603,416        1,823,812       2,064,819        0.063
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 143




----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2008             2007            2006        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                 $   84,396       $   73,957      $   69,922        0.060%
-----------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

(m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A        Class B        Class C        Class D
               -------        -------        -------        -------
                $19.50         $20.50         $20.00         $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A        Class B        Class C
                         -------        -------        -------
                          $20.50         $21.50         $21.00





Statement of Additional Information - July 30, 2009                     Page 144




                               MONEY MARKET FUNDS

For Cash Management Fund and Tax-Exempt Money Market Fund, the annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

                    Class A        Class B        Class C
                    -------        -------        -------
                     $22.00         $23.00         $22.50


CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y. For Class E, Class R2, Class R3, Class R4, Class R5, Class W and Class Y, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y
-------    --------    --------    --------    --------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%


In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

  Class E        Class R2        Class R3        Class R4        Class Y
  -------        --------        --------        --------        -------
   0.15%           0.25%           0.25%           0.25%          0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.

* Currently, tax-exempt and state tax-exempt funds do not have classes of shares that are subject to this fee.

DISTRIBUTION SERVICES

RiverSource Fund Distributors, Inc., an indirect wholly-owned subsidiary of RiverSource Investments, LLC (the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, serves as the funds' principal underwriter. Prior to June 2009, RiverSource Distributors, Inc. also served as principal underwriter and distributor to the funds. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income      $     466,216  $     688,587(a)$   1,155,448     $     (21,562) $     (56,086)(a)$       6,089
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income         296,977        831,981(a)    1,678,918              (533)       176,661(a)       287,006
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder Moderate Income         654,937      1,279,681(a)    2,955,938            77,641         34,001(a)       435,561
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive         2,081,242      2,848,037       3,260,693           552,795        799,417        1,029,231
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative         528,590        384,348         455,765            16,829          4,989           94,296
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate           3,277,766      3,944,827       4,127,743           661,689        702,939        1,084,978
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate           4,181,445      5,635,597       6,845,238         1,125,393      1,613,677        2,326,266
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             982,012      1,088,559       1,084,727           153,386        140,630          252,979
Conservative
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity       1,561,130      2,257,735       2,414,356           319,114        471,536          594,766

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 145





-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                              N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------

Small Company Index              $     365,094  $     563,878   $     973,579     $     317,088  $     117,897    $     220,620
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value                           374,068        496,313         928,630            65,246         16,594           86,064
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth              110,096        174,193         265,315            13,222         25,734           52,127
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             159,379        192,503         178,460            55,468         50,572           33,944
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    171,109        285,044         569,430            25,294         30,185          100,405
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                57,137        149,480(b)          N/A             5,429         46,196(b)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Recovery and Infrastructure            221,190(c)         N/A             N/A            (7,085)(c)        N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                     7,536         32,694           2,283(d)          1,465         11,266           (6,048)(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                    17,354         70,298          35,493(d)          5,173         50,360           27,942(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                    26,015         41,850          35,121(d)         12,539         21,519           23,828(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                    21,208         49,187          38,880(d)          7,872         25,003           25,335(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                    19,999         51,530          29,205(d)          9,336         28,063           15,221(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                    14,670         31,469          21,303(d)          6,101         19,162           13,718(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                    17,700         39,332          14,822(d)          8,815         21,208            7,670(d)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                    16,697         23,890          10,606(d)          6,510         12,087            5,832(d)
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        974,983        882,107       1,787,813           108,896         41,174          139,630
-----------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             243,591        390,356         359,329            59,181         83,271           63,452
-----------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value             494,967        766,263       1,266,023            43,220         58,252          158,689
-----------------------------------------------------------------------------------------------------------------------------------
Partners Select Value                  187,112        314,511         518,110            15,783         25,291           61,797
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity              114,800        184,740         309,112            26,375         48,448           95,646
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               287,969        607,350       1,147,620            38,780        117,005          249,915
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         530,165        660,354         962,025           107,433       (152,827)         (85,482)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage               101,207        136,891         252,402           (70,344)      (116,397)         (67,241)
-----------------------------------------------------------------------------------------------------------------------------------

                                      2008           2007            2006              2008           2007             2006
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                 1,648,530      2,653,148       1,665,096           206,622        266,495          207,486
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                            211,915        813,437         598,431            63,306        218,298          180,632
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management                        339,219        437,392         718,247           339,111        423,832          714,638
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                     412,821        661,751         322,731            85,890        140,529           67,609
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap           26,228         55,865           1,760(e)          7,923          9,445              852(e)
Equity
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value              6,647         15,644           6,304(f)          1,943          1,960            1,708(f)
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate                          380,143      1,282,342         364,914(f)       (174,369)      (554,729)        (118,354)(f)
-----------------------------------------------------------------------------------------------------------------------------------
Growth                               2,003,496      3,028,179       4,553,722           372,658        548,978          955,528
-----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                   135,655        320,351         486,593           (11,090)        (6,952)         108,764
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities         407,706        105,703         326,780            51,044         18,732           47,098
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                     3,342,608      4,596,427       3,400,059           610,479        641,330          629,348
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                         64,134        102,472         123,212            20,999         26,452           37,908
-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                   92,255        136,687         220,446             9,475         28,890           28,711

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 146




-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007            2006              2008           2007             2006
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt            $      91,928  $     150,760   $     212,157(g)  $       5,945  $      46,117    $      77,373(g)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                     1,992,222      2,340,251       2,757,988           176,513        419,415          788,192
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   463,447        338,160         480,402(g)         37,217         12,594          102,088(g)
-----------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                     29,401         43,518          89,560(g)          8,217          6,984           19,641(g)
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                               287,586        474,702         400,884            36,359         32,524           59,347
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            87,685         20,834(h)          N/A            30,621          5,197(h)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                  0(i)         N/A             N/A                 0(i)         N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income            6,331,545      9,553,810      12,904,884         1,204,186      1,407,616        2,114,315
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                        2,444,490      3,538,910       4,477,119           898,395        862,120        1,010,224
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                 5,371,458      8,570,846       3,667,041         1,321,113      1,738,063          739,852
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            400,285        267,319(h)          N/A            28,302         26,129(h)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           288,047         10,519               0(j)         52,383          3,448                0(j)
Income
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined International              168,692        130,761           4,700(k)         36,899         14,894              434(k)
Equity
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                   41,906         25,743          11,348(l)         10,486          1,421            2,036(l)
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                            391,577        314,002         447,007           118,930        215,442          320,724
-----------------------------------------------------------------------------------------------------------------------------------
Global Technology                      190,722        212,774         242,177            39,408         16,670           29,861
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Select          560,302        885,940         810,514           118,125        226,007          234,619
Growth
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Select        1,584,444      4,085,674       3,895,267           235,164        641,699          815,331
Value
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Small            88,479        164,026         173,659            20,053         19,649           37,954
Cap
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          780,872        886,062       1,075,586        (4,109,358)    (7,004,024)      (9,848,080)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity           124,828        226,464         107,816            35,391         90,745           29,463
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             800,774        896,578       1,272,084           114,011         99,098          218,974
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              18,558(m)         N/A             N/A             4,340(m)         N/A              N/A
Income
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended             1,795(m)         N/A             N/A               307(m)         N/A              N/A
Alpha
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             319,850        501,090         563,174            49,744         56,669          107,305
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                 59,348         62,985         115,280              (792)       (10,183)          29,590
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         360,393        608,683       1,388,577            59,123        115,052          346,497
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        319,831        313,115         346,932            64,831        (19,725)          79,024
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income               1,042,555      1,182,244       1,485,792           151,444        181,059          389,650
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                    N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

(m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.



Statement of Additional Information - July 30, 2009                     Page 147




Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%


    For Class B and Class C, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% of the 1.00% fee is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

    For Class R2 and Class R3, up to the entire amount of the fee shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% of the 0.50% fee may be reimbursed for shareholder servicing expenses.

FOR MONEY MARKET FUNDS:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C   Class W
-------   -------   -------   -------
 0.10%     0.85%     0.75%     0.10%


    For Class B, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.10% of the 0.85% fee is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the 0.85% fee for Class B.

FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be


Statement of Additional Information - July 30, 2009                     Page 148




terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES


FUND                               CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income    $   593,211   $  362,603   $  112,193       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced            580,823      278,815      110,421       N/A       N/A       N/A           N/A
Income
------------------------------------------------------------------------------------------------------------------
Income Builder Moderate          1,158,585      587,094      185,812       N/A       N/A       N/A           N/A
Income
------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive       969,765      809,179      142,465       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Portfolio Builder                  328,254      434,092       99,134       N/A       N/A       N/A           N/A
Conservative
------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate       1,870,904    1,818,537      374,530       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate       2,048,240    1,742,740      319,656       N/A       N/A       N/A           N/A
Aggressive
------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         687,072      724,001      168,921       N/A       N/A       N/A           N/A
Conservative
------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total            850,481      691,958      125,500       N/A       N/A       N/A           N/A
Equity
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                          N/A          N/A          N/A   $91,928       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Small Company Index              1,166,038      914,171          N/A       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------
Equity Value                     1,688,097      830,333       44,669       N/A   $    18  $    353    $        9
------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth          160,344      205,641       25,972       N/A        15         8           N/A
------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining         229,611      135,038       20,903       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                419,255      344,561       34,805       N/A        12         6           N/A
------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity            78,294       18,994       10,617       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Recovery and                         9,478        3,157        1,947       N/A         9         5           N/A
Infrastructure(a)
------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                 8,900          N/A          N/A       N/A        18         9           N/A
------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                13,407          N/A          N/A       N/A        18         9           N/A
------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                 8,463          N/A          N/A       N/A        19         9           N/A
------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                 5,737          N/A          N/A       N/A        20         9           N/A
------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                 8,216          N/A          N/A       N/A        21        10           N/A
------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                 3,286          N/A          N/A       N/A        17         9           N/A
------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                 3,151          N/A          N/A       N/A        18        11           N/A
------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                 2,870          N/A          N/A       N/A        17         9           N/A
------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------
High Yield Bond                $ 2,194,454   $1,126,604   $  154,385       N/A   $    47  $  1,124    $   32,692
------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth         637,734      400,332       20,799       N/A       367        16           N/A
------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value       1,016,187      892,153       98,358       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Partners Select Value              524,683      439,515       44,376       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity          326,818      153,089       14,814       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value           587,080      760,649       67,562       N/A     1,288        28           N/A
------------------------------------------------------------------------------------------------------------------
Short Duration U.S.              1,393,600    1,284,921      111,382       N/A       N/A       N/A            11
Government
------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage           213,851      267,370       40,318       N/A       N/A       N/A           N/A

------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 149




FUND                               CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------
Dividend Opportunity           $ 3,563,045   $2,220,149   $  257,746       N/A       N/A       N/A    $       13
------------------------------------------------------------------------------------------------------------------
Real Estate                        276,727      189,408       17,500       N/A       N/A       N/A             9
------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------
Cash Management                  4,969,177      714,712       45,638       N/A       N/A       N/A       154,441
------------------------------------------------------------------------------------------------------------------
Disciplined Equity               3,199,228      550,860       31,395       N/A   $    22  $     11     3,483,017
------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid           44,049       12,319        1,632       N/A       N/A       N/A        54,372
Cap Equity
------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value         31,837        4,226          546       N/A        20        11           N/A
------------------------------------------------------------------------------------------------------------------
Floating Rate                      795,373      357,536      206,462       N/A       N/A       N/A            11
------------------------------------------------------------------------------------------------------------------
Growth                           5,186,203    3,166,050      179,547       N/A        24        12            12
------------------------------------------------------------------------------------------------------------------
Income Opportunities               389,032      363,715       41,252       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Inflation Protected                319,398      259,775       51,658       N/A       N/A       N/A       205,664
Securities
------------------------------------------------------------------------------------------------------------------
Large Cap Equity                10,775,702    7,098,566      270,367       N/A        22        11           N/A
------------------------------------------------------------------------------------------------------------------
Large Cap Value                    123,733      118,887        8,842       N/A        19         9           N/A
------------------------------------------------------------------------------------------------------------------
Limited Duration Bond              155,586       94,180       16,366       N/A       N/A       N/A            14
------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------
California Tax-Exempt              417,044       57,189       20,845       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Diversified Bond                 4,896,633    3,027,276      237,190       N/A        36        18     1,101,584
------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt               705,661      176,620       75,716       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                135,961       41,064        7,302       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------
Balanced                         1,987,290      415,034       46,083       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth        35,017       16,268       10,920       N/A        47        24             2
------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap                   32           29           16       N/A         8         4             4
Value(b)
------------------------------------------------------------------------------------------------------------------
Diversified Equity Income       14,226,095    9,229,184    1,111,495       N/A    25,252   280,029            11
------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    4,837,635    2,497,777      514,655       N/A    27,209    40,679            11
------------------------------------------------------------------------------------------------------------------
Strategic Allocation             4,342,136    2,269,489      693,509       N/A        24        12           N/A
------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation        362,627      149,282       45,011       N/A         5         2           N/A
------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and   $   268,339   $   11,267   $   58,825       N/A       N/A       N/A    $  368,846
Income
------------------------------------------------------------------------------------------------------------------
Disciplined International          188,884      135,656       14,024       N/A   $     6  $      3     1,073,689
Equity
------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond               21,289       14,432        2,267       N/A       N/A       N/A       125,465
------------------------------------------------------------------------------------------------------------------
Global Bond                        704,343      522,781       40,466       N/A       N/A       N/A       442,005
------------------------------------------------------------------------------------------------------------------
Global Technology                  266,728      297,356       31,112       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Partners International             850,640      586,365       55,865       N/A       N/A       N/A           N/A
Select
Growth
------------------------------------------------------------------------------------------------------------------
Partners International           3,573,831    2,701,274      272,384       N/A       N/A       N/A           N/A
Select Value
------------------------------------------------------------------------------------------------------------------
Partners International Small       157,129      124,919        9,633       N/A       N/A       N/A           N/A
Cap
------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging            1,283,814      701,567       62,513       N/A       N/A       N/A           N/A
Markets
------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity       239,284      225,941       17,814       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity       1,507,084      814,247       73,244       N/A        25        13            13
------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity           1,812          818          157       N/A        11         6           N/A
Income(c)
------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended         1,067          508          207       N/A        11         5           N/A
Alpha(c)
------------------------------------------------------------------------------------------------------------------
Threadneedle International       1,036,236      541,184       30,802       N/A        25        12           N/A
Opportunity
------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt            166,850       57,473       23,235       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   1,589,639      958,780       48,434       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                  1,613,863      236,766       50,563       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income           6,157,145      713,646      137,909       N/A       N/A       N/A           N/A

------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 150




FUND                               CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3       CLASS W
------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market        $   140,660          N/A          N/A       N/A       N/A       N/A           N/A
------------------------------------------------------------------------------------------------------------------



(a) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(c) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.



Statement of Additional Information - July 30, 2009                     Page 151




FOR FUNDS WITH CLASS B AND CLASS C SHARES:

The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed ("unreimbursed expense") for Class B and Class C shares. These amounts are based on the most recent information available as of April 30, 2009 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

                  TABLE 24. UNREIMBURSED DISTRIBUTION EXPENSES

                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
FUND                                               CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       $    76,000          4.73%     $ 14,000          1.06%
-------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                187,000          4.59%       54,000          0.50%
-------------------------------------------------------------------------------------------------------
Balanced                                           790,000          4.23%       31,000          1.16%
-------------------------------------------------------------------------------------------------------

California Tax-Exempt                               95,000          2.40%       16,000          0.67%
-------------------------------------------------------------------------------------------------------

Cash Management                                  7,863,000          6.58%       89,000          0.90%
-------------------------------------------------------------------------------------------------------

Disciplined Equity                                 744,000          3.85%       25,000          1.33%
-------------------------------------------------------------------------------------------------------

Disciplined International Equity                   388,000          5.25%       12,000          1.29%
-------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                       178,000          5.21%       14,000          1.10%
-------------------------------------------------------------------------------------------------------

Disciplined Large Cap Value                          7,000          7.67%           --          0.00%
-------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                59,000          5.48%        4,000          1.48%
-------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                         17,000          5.29%        1,000          1.50%
-------------------------------------------------------------------------------------------------------

Diversified Bond                                 7,929,000          3.30%      279,000          0.68%
-------------------------------------------------------------------------------------------------------

Diversified Equity Income                       18,306,000          4.53%      711,000          1.13%
-------------------------------------------------------------------------------------------------------

Dividend Opportunity                             3,647,000          4.16%      172,000          1.28%
-------------------------------------------------------------------------------------------------------

Emerging Markets Bond                               65,000          4.46%       18,000          8.09%
-------------------------------------------------------------------------------------------------------

Equity Value                                     1,664,000          3.05%       46,000          1.34%
-------------------------------------------------------------------------------------------------------

Floating Rate                                      975,000          6.22%      105,000          0.73%
-------------------------------------------------------------------------------------------------------

Global Bond                                      1,204,000          3.28%       36,000          0.87%
-------------------------------------------------------------------------------------------------------

Global Technology                                  467,000          3.02%       28,000          1.26%
-------------------------------------------------------------------------------------------------------

Growth                                           4,387,000          4.32%      112,000          1.62%
-------------------------------------------------------------------------------------------------------

High Yield Bond                                  3,625,000          3.55%      185,000          0.98%
-------------------------------------------------------------------------------------------------------

Income Builder Basic Income                      1,839,000          6.40%       59,000          0.61%
-------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                   1,264,000          6.72%       51,000          0.64%
-------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                   2,497,000          6.16%       81,000          0.59%
-------------------------------------------------------------------------------------------------------

Income Opportunities                             1,187,000          4.20%      208,000          1.10%
-------------------------------------------------------------------------------------------------------

Inflation Protected Securities                   1,276,000          3.90%       73,000          0.68%
-------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                            125,000          2.62%       41,000          1.10%
-------------------------------------------------------------------------------------------------------

Large Cap Equity                                11,130,000          4.81%      173,000          1.51%
-------------------------------------------------------------------------------------------------------

Large Cap Value                                    194,000          4.51%        7,000          1.26%
-------------------------------------------------------------------------------------------------------

Limited Duration Bond                              314,000          4.16%       17,000          0.77%
-------------------------------------------------------------------------------------------------------

Mid Cap Growth                                   1,712,000          3.31%       32,000          0.94%
-------------------------------------------------------------------------------------------------------

Mid Cap Value                                    4,992,000          4.81%      291,000          0.84%
-------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                               255,000          1.94%       80,000          0.83%
-------------------------------------------------------------------------------------------------------

New York Tax-Exempt                                 65,000          1.93%        7,000          0.97%
-------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                         926,000          3.09%       22,000          1.28%
-------------------------------------------------------------------------------------------------------

Partners Fundamental Value                       2,745,000          4.19%      102,000          1.30%
-------------------------------------------------------------------------------------------------------

Partners International Select Growth             1,043,000          4.45%       37,000          1.40%
-------------------------------------------------------------------------------------------------------

Partners International Select Value              4,198,000          4.88%      138,000          1.38%
-------------------------------------------------------------------------------------------------------

Partners International Small Cap                   225,000          5.70%        5,000          1.43%
-------------------------------------------------------------------------------------------------------

Partners Select Value                            1,402,000          4.23%       41,000          1.15%

-------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 152




                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
FUND                                               CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                          499,000          4.25%       19,000          1.50%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                          472,000          3.72%       24,000          1.34%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Value                         2,066,000          3.39%       73,000          1.27%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                     3,302,000          5.41%      136,000          1.04%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                   2,254,000          5.09%      120,000          0.94%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                       8,012,000          5.20%      356,000          0.94%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive            7,105,000          5.23%      295,000          1.00%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative          3,297,000          5.17%      165,000          0.92%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                   2,819,000          5.72%      120,000          1.12%
-------------------------------------------------------------------------------------------------------

Precious Metals and Mining                         414,000          3.45%       17,000          0.76%
-------------------------------------------------------------------------------------------------------

Real Estate                                        445,000          7.12%       13,000          1.58%
-------------------------------------------------------------------------------------------------------

Recovery and Infrastructure                         87,000          2.23%       18,000          0.68%
-------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                   4,253,000          3.65%      121,000          0.96%
-------------------------------------------------------------------------------------------------------

Small Cap Advantage                                816,000          3.77%       30,000          1.16%
-------------------------------------------------------------------------------------------------------

Small Company Index                              1,709,000          3.23%          N/A            N/A
-------------------------------------------------------------------------------------------------------

Strategic Allocation                             7,137,000          5.72%      384,000          0.87%
-------------------------------------------------------------------------------------------------------

Strategic Income Allocation                        992,000          4.41%       55,000          0.72%
-------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                                    453,000          2.12%       54,000          0.78%
-------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                           1,140,000          2.12%      131,000          0.98%
-------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                      981,000          3.49%       44,000          1.16%
-------------------------------------------------------------------------------------------------------

Threadneedle European Equity                       193,000          2.28%       12,000          1.33%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                       1,532,000          4.25%       63,000          1.46%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income                  102,000          5.22%        5,000          1.92%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha                  27,000          8.72%        1,000          0.97%
-------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity             857,000          3.87%       31,000          1.70%
-------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                         1,009,000          4.12%       36,000          0.87%
-------------------------------------------------------------------------------------------------------


PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.


These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary,and often is



Statement of Additional Information - July 30, 2009                     Page 153




significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary's organization, including placement of the fund on the financial intermediary's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

FINANCIAL INTERMEDIARY ARRANGEMENTS
The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

CUSTODIAN SERVICES

The funds' securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund's custodian agreement.



Statement of Additional Information - July 30, 2009                     Page 154




BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the


Statement of Additional Information - July 30, 2009                     Page 155




fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

          TABLE 25. FUND HISTORY TABLE FOR RIVERSOURCE FAMILY OF FUNDS


                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                              2/16/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Income                                     6/19/03                                                Yes
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation                                  3/4/04                                                  No
  Protected Securities Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration                           6/19/03                                                Yes
  Bond Fund
----------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT TRUST            4/7/86                    Business Trust       MA       8/31(10)
----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                            8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          5/18/06                                                Yes
  and Mid Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          2/16/06                                                Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 4/8/86(1)                Corporation       NV/MN       8/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                           10/3/74                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE EQUITY SERIES,       3/18/57, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                             6/4/57                                                 Yes
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GLOBAL SERIES,            10/28/88                     Corporation        MN         10/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return                            6/15/06                                                Yes
  Currency and Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets                           2/16/06                                                 No
  Bond Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3/20/89                                                 No
----------------------------------------------------------------------------------------------------------------------
RiverSource Global Technology                         11/13/96                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                         11/13/96                                                Yes
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             5/29/90                                                Yes
  Fund(5),(6),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             8/1/08                                                 Yes
  Income Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended                           8/1/08                                                 Yes
  Alpha Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GOVERNMENT INCOME         3/12/85                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                             8/19/85                                                Yes
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government                            2/14/02                                                Yes
  Mortgage Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD INCOME         8/17/83                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                            12/8/83                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME SERIES,       2/10/45; 4/8/86(1)                Corporation       NV/MN      1/31(7)
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Basic Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Enhanced Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                             2/16/06                                                Yes
  Moderate Income Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              5/9/01                      Corporation        MN         10/31
  MANAGERS SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Growth
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Value
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   10/3/02                                                Yes
  International Small Cap
  Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL             7/18/84                      Corporation        MN         10/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                5/18/06                                                Yes
  International Equity Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific                              7/15/09                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           6/26/00                                                Yes
  Fund(5),(11)
----------------------------------------------------------------------------------------------------------------------
Threadneedle International                            11/15/84                                                Yes
  Opportunity Fund(4),(5),(11)

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 156




                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES,   1/18/40; 4/8/86(1)                Corporation       NV/MN       9/30
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                           4/16/40                                                Yes
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                          5/17/07                                                Yes
  Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                          8/1/08                                                 Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                               10/15/90                                                Yes
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                              2/14/02                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP SERIES,    5/21/70, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                4/24/03                                                Yes
  Equity Fund(4)
----------------------------------------------------------------------------------------------------------------------
RiverSource Growth Fund                                3/1/72                                                 Yes
----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity                           3/28/02                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value                            6/27/02                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MANAGERS SERIES,          3/20/01                      Corporation        MN         5/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                   4/24/03                                                Yes
  Aggressive Growth Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                   6/18/01                                                Yes
  Fundamental Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Select                            3/8/02                                                 Yes
  Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                             3/8/02                                                 Yes
  Cap Equity Fund(4),(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                             6/18/01                                                Yes
  Cap Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MARKET ADVANTAGE          8/25/89                      Corporation        MN         1/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Conservative Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Conservative Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Moderate Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                          3/4/04                                                 Yes
  Total Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                             10/25/99                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Small Company                              8/19/96                                                Yes
  Index Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MONEY MARKET         8/22/75; 4/8/86(1)                Corporation       NV/MN       7/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                            10/6/75                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SECTOR SERIES,            3/25/88                      Corporation        MN         6/30
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Dividend                                   8/1/88                                                 Yes
  Opportunity Fund(8)
----------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                           3/4/04                                                  No
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SELECTED SERIES,          10/5/84                      Corporation        MN         3/31
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals                            4/22/85                                                 No
  and Mining Fund(9)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SERIES TRUST(14)          1/27/06                    Business Trust       MA         4/30
----------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian                         10/18/07                                                Yes
  Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Recovery and                               2/19/09                                                 No
  Infrastructure Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                            5/18/06                                                Yes
  2010 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2015 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2020 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2025 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2030 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2035 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2040 Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                            5/18/06                                                Yes
  2045 Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SHORT TERM           4/23/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INVESTMENTS SERIES, INC.(15)
----------------------------------------------------------------------------------------------------------------------

RiverSource Short-Term Cash                            9/26/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                    Business Trust       MA       8/31(10)
  SERIES TRUST

----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 157




                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-                             8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-                              8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC                 10/9/84                      Corporation        MN         9/30
  ALLOCATION SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic                                  1/23/85                                                Yes
  Allocation Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income                           5/17/07                                                Yes
  Allocation Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGY SERIES,          1/24/84                      Corporation        MN         3/31
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value Fund                          5/14/84                                                Yes
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                             1/24/01                                                Yes
  Cap Growth Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Small Cap                                  5/4/99                                                 Yes
  Advantage Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 4/8/86(1)                Corporation       NV/MN       11/30
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High                            5/7/79                                                 Yes
  Income Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY     2/29/80, 4/8/86(1)                Corporation       NV/MN       12/31
  MARKET SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Money                           8/5/80                                                 Yes
  Market Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-                         11/13/96                                                Yes
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                           11/24/76                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SERIES           9/11/07                    Business Trust       MA         12/31
  TRUST(12)
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Conservative
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderate
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Conservative
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                          5/1/06                                                 Yes
  Portfolio - Fundamental
  Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                          2/4/04                                                 Yes
  Portfolio - Select Value
  Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                          8/14/01                                                Yes
  Portfolio - Small Cap Value
  Fund(11)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   4/30/86                                                Yes
  Portfolio - Balanced Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/31/81                                                Yes
  Portfolio - Cash Management
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/10/04                                                Yes
  Portfolio - Core Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Diversified Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Diversified
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Dynamic Equity
  Fund(5),(16)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                  No
  Portfolio - Global Bond Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/13/04                                                 No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                 Yes
  Portfolio - High Yield Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   6/1/04                                                 Yes
  Portfolio - Income
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/01                                                 Yes
  Portfolio - Mid Cap Growth
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/2/05                                                 Yes
  Portfolio - Mid Cap Value
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/00                                                 Yes
  Portfolio - S&P 500 Index
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Growth Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      02/4/04                                                Yes
  Portfolio - Larger-Cap Value
  Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Smaller-Cap
  Value Fund(16)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  5/1/00                                                 Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  1/13/92                                                Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - July 30, 2009                     Page 158




    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

  (1)    Date merged into a Minnesota corporation incorporated on April 8, 1986.

  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio - Emerging Markets Fund, Variable
         Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable
         Portfolio - Balanced Fund.

  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable
         Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.

 (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

 (13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

 (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

 (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

 (16) Effective May 1, 2009, RiverSource Variable Portfolio - Growth Fund changed its name to Seligman Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund changed its name to RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund changed its name to Seligman Variable Portfolio - Larger-Cap Value Fund, and RiverSource Variable Portfolio - Small Cap Advantage Fund changed its name to Seligman Variable Portfolio - Smaller-Cap Value Fund.



Statement of Additional Information - July 30, 2009                     Page 159




BOARD MEMBERS AND OFFICERS


Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds each member oversees consists of 149 funds, which includes 105 RiverSource funds and 44 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.


                             TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 2006        Supreme Court, 1998-2006;                                Compliance,
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 55                                                                                              Joint Audit
----------------------------------------------------------------------------------------------------------------------

Arne H. Carlson          Board member      Chair, RiverSource Family of     None                    Board Governance,
901 S. Marquette Ave.    since 1999        Funds, 1999-2006; former                                 Compliance,
Minneapolis, MN 55402                      Governor of Minnesota                                    Contracts,
Age 74                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Distribution,
901 S. Marquette Ave.    since 2007        in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Joint Audit
Age 54
----------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 2004        and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      College; former Dean, McCallum                           Investment Review
Age 58                                     Graduate School of Business,
                                           Bentley University
----------------------------------------------------------------------------------------------------------------------

Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 1985                                                                 Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 74                                                                                              Investment Review,
                                                                                                    Joint Audit
----------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 2005        Shikiar Asset Management         Insurance               Executive,
Minneapolis, MN 55402                                                                               Investment Review,
Age 73                                                                                              Joint Audit
----------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Chair of the      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    2007, Board       Carleton College                 irrigation systems)     Contracts,
Age 70                   member since                                                               Executive,
                         2002                                                                       Investment Review
----------------------------------------------------------------------------------------------------------------------

John F. Maher            Board member      Retired President and Chief      None                    Distribution,
901 S. Marquette Ave.    since 2008        Executive Officer and former                             Investment Review,
Minneapolis, MN 55402                      Director, Great Western                                  Joint Audit
Age 66                                     Financial Corporation
                                           (financial services), 1986-1997
----------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Board Governance,
901 S. Marquette Ave.    since 2004        Management, Inc. (private real                           Compliance,
Minneapolis, MN 55402                      estate and asset management                              Contracts,
Age 56                                     company)                                                 Executive,
                                                                                                    Investment Review

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 160




                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.    Digital Ally, Inc.      Contracts,
901 S. Marquette Ave.    since 2008        since 1987; Vice President and   (digital imaging);      Distribution,
Minneapolis, MN 55402                      General Counsel, Automotive      Infinity, Inc. (oil     Investment Review
Age 67                                     Legal Affairs, Chrysler          and gas exploration
                                           Corporation, 1990-1997           and production); OGE
                                                                            Energy Corp. (energy
                                                                            and energy services)
----------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 2002        Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 65                                     President, Forester Biotech      (health management      Investment Review
                                                                            programs)
----------------------------------------------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF               PRINCIPAL OCCUPATION                                   COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS   MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President - U.S. Asset Management and     None                 None
53600 Ameriprise Financial        since 2001, Vice  Chief Investment Officer, Ameriprise
Center                            President since   Financial, Inc. since 2005; President,
Minneapolis, MN 55474             2002              Chairman of the Board and Chief
Age 48                                              Investment Officer, RiverSource
                                                    Investments, LLC since 2001; Director,
                                                    President and Chief Executive Officer,
                                                    Ameriprise Certificate Company since
                                                    2006; Chairman of the Board and Chief
                                                    Executive Officer, RiverSource
                                                    Distributors, Inc. since 2006 and of
                                                    RiverSource Fund Distributors, Inc.
                                                    since 2008; and Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc., 2001-2005
--------------------------------------------------------------------------------------------------------------------------------



    * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:

                            TABLE 27. FUND OFFICERS

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
Patrick T. Bannigan               President since   Director and Senior Vice President - Asset
172 Ameriprise Financial Center   2006              Management, Products and Marketing,
Minneapolis, MN 55474                               RiverSource Investments, LLC and Director and
Age 43                                              Vice President - Asset Management, Products
                                                    and Marketing, RiverSource Distributors, Inc.
                                                    since 2006 and of RiverSource Fund
                                                    Distributors, Inc. since 2008; Managing
                                                    Director and Global Head of Product, Morgan
                                                    Stanley Investment Management, 2004-2006;
                                                    President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------


Michelle M. Keeley                Vice President    Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center   since 2004        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                               RiverSource Investments, LLC since 2006; Vice
Age 45                                              President - Investments, Ameriprise
                                                    Certificate Company since 2003; Senior Vice
                                                    President - Fixed Income, Ameriprise
                                                    Financial, Inc., 2002-2006 and RiverSource
                                                    Investments, LLC, 2004-2006

--------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 161





                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Amy K. Johnson                    Vice President    Chief Administrative Officer, RiverSource
5228 Ameriprise Financial Center  since 2006        Investments, LLC since 2009; Vice
Minneapolis, MN 55474                               President - Asset Management and Trust Company
Age 43                                              Services, RiverSource Investments, LLC, 2006-
                                                    2009; Vice President - Operations and
                                                    Compliance, RiverSource Investments, LLC,
                                                    2004-2006; Director of Product
                                                    Development - Mutual Funds, Ameriprise
                                                    Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------


Jeffrey P. Fox                    Treasurer since   Vice President - Investment Accounting,
105 Ameriprise Financial Center   2002              Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                               Financial Officer, RiverSource Distributors,
Age 54                                              Inc. since 2006
--------------------------------------------------------------------------------------------------


Scott R. Plummer                  Vice President,   Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center  General Counsel   Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             and Secretary     2005; Chief Counsel, RiverSource Distributors,
Age 50                            since 2006        Inc. and Chief Legal Officer and Assistant
                                                    Secretary, RiverSource Investments, LLC since
                                                    2006; Chief Counsel, RiverSource Fund
                                                    Distributors, Inc. since 2008; Vice President,
                                                    General Counsel and Secretary, Ameriprise
                                                    Certificate Company since 2005; Vice
                                                    President - Asset Management Compliance,
                                                    Ameriprise Financial, Inc., 2004-2005; Senior
                                                    Vice President and Chief Compliance Officer,
                                                    USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------


Eleanor T.M. Hoagland             Chief Compliance  Chief Compliance Officer, RiverSource
100 Park Avenue                   Officer since     Investments, LLC, Kenwood Capital Management
New York, NY 10010                2009              LLC, Ameriprise Certificate Company,
Age 58                                              RiverSource Service Corporation and Seligman
                                                    Data Corp. since 2009; Chief Compliance
                                                    Officer for each of the Seligman funds since
                                                    2004 and all funds in the RiverSource Family
                                                    of Funds since 2009; Anti Money Laundering
                                                    Prevention Officer and Identity Theft
                                                    Prevention Officer for each of the Seligman
                                                    funds since 2008; Managing Director, J. & W.
                                                    Seligman & Co. Incorporated and Vice-President
                                                    for each of the Seligman funds, 2004-2008.
--------------------------------------------------------------------------------------------------

Neysa M. Alecu                    Money Laundering  Vice President - Compliance, Ameriprise
2934 Ameriprise Financial Center  Prevention        Financial, Inc. since 2008; Anti-Money
Minneapolis, MN 55474             Officer since     Laundering Officer, Ameriprise Financial, Inc.
Age 45                            2004              since 2004; Compliance Director, Ameriprise
                                                    Financial, Inc., 2004-2008.
--------------------------------------------------------------------------------------------------




RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK
BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and


Statement of Additional Information - July 30, 2009                     Page 162




consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS


                                        BOARD                                                     INVESTMENT    JOINT
                                     GOVERNANCE  COMPLIANCE  CONTRACTS   DISTRIBUTION  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                         COMMITTEE   COMMITTEE  COMMITTEE    COMMITTEE    COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           5          5
January 31
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           6          6
March 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
April 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            4           6          6
May 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       7           6          7            1            1           6          6
June 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            1            1           5          5
July 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            1            1           5          5
August 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            2            1           5          5
September 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            2            2           5          5
October 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            3            2           5          5
November 30
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           5          5
December 31
-----------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - July 30, 2009                     Page 163




BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2008 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all funds overseen by the Board members.

                         TABLE 29. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2008:

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Absolute Return Currency and Income          $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Growth                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Precious Metals and Mining                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson              Cash Management                              $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $0-$10,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton            Absolute Return Currency and Income          $0-$10,000                        $50,001-$100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 164




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Growth*                                      $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive*       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation*                        Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                Disciplined Equity                           $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $0-$10,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               Over $100,000
                             ------------------------------------------------------------------------
                             Small Company Index                          Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              Cash Management                              Over $100,000                       Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.        120/20 Contrarian Equity                     $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined Large Cap Growth                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Growth                               $0-$10,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 165




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
John F. Maher                Equity Value                                 $0-$10,000                         Over $100,000**
                             ------------------------------------------------------------------------
                             Seligman Capital                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Common Stock                        $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Core Fixed Income                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Emerging Markets                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Frontier                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Global Growth                       $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman High-Yield                          $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Income and Growth                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman International Growth                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle Global Real Estate          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle Monthly Dividend Real       $0-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal                  $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman U.S. Government Securities          $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       Cash Management                              Over $100,000                      Over $100,000**
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 166




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Leroy C. Richie              Seligman Capital                             $0-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Common Stock                        $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Core Fixed Income                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Emerging Markets                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Frontier                            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Growth                       $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman High-Yield                          $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Income and Growth                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman International Growth                $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Michigan Municipal                  $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman U.S. Government Securities          $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over 100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $1-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 167




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(a)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              $0-$10,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Small and Mid Cap Equity         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Emerging Markets Bond                        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Floating Rate                                Over $100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001- $100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Income Opportunities                         $50,001- $100,000
                             ------------------------------------------------------------------------
                             Inflation Protected Securities               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Equity                    Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $50,001-$100,000
                             ------------------------------------------------------------------------
                             Retirement Plus 2035                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Income Allocation                  Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------


    *    Deferred compensation invested in share equivalents:

A. Flynn    Growth...............................  $10,001-$50,000
            Portfolio Builder Moderate             $50,001-$100,000
            Aggressive...........................
            Strategic Allocation.................  Over $100,000

B. Lewis    Absolute Return Currency and Income..  $10,001-$50,000
            Disciplined Large Cap Growth.........  $10,001-$50,000
            Diversified Equity Income............  $50,001-$100,000
            Portfolio Builder Total Equity.......  $10,001-$50,000
            Threadneedle Emerging Markets........  $10,001-$50,000
            Threadneedle International             $50,001-$100,000
            Opportunity..........................



Statement of Additional Information - July 30, 2009                     Page 168





C. Maher    Equity Value.........................  $0-$10,000
            Seligman Capital.....................  $0-$10,000
            Seligman Communications &              $10,001-$50,000
            Information..........................
            Seligman Frontier....................  $10,001-$50,000
            Seligman International Growth........  $0-$10,000
            Seligman Large-Cap Value.............  $10,001-$50,000
            Seligman LaSalle Global Real Estate..  $0-$10,000
            Tri-Continental Corporation..........  $10,001-$50,000

D. Paglia   Threadneedle Global Equity...........  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.

This table shows the Board members' dollar range of equity securities beneficially owned on March 31, 2009 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all RiverSource funds overseen by the Board member.

             TABLE 29A. BOARD MEMBER HOLDINGS  -- AS OF QUARTER END


Based on net asset values as of June 30, 2009:



                                                                                                       AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Blatz, Kathleen              RiverSource Dividend Opportunity Fund        Over $100,000                       Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource High Yield Bond Fund             $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Income Opportunities Fund        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Growth Fund   $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Value Fund    $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Precious Metals and Mining Fund  $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Real Estate Fund                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation Fund        Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             Fund
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets Fund           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity Fund  $50,000-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
                             ------------------------------------------------------------------------
                             RiverSource Absolute Return Currency and     $10,001-$50,000
                             Income Fund

---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 169





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Carlson, Arne H              RiverSource Cash Management Fund             $0-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Dividend Opportunity Fund        $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Portfolio Builder Moderate Fund  $50,000-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Recovery and Infrastructure      $10,001-$50,000
                             Fund
                             ------------------------------------------------------------------------
                             RiverSource Strategic Allocation Fund        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             Fund
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Carlton, Pam                 RiverSource Absolute Return Currency and     $0-$10,000                         Over $100,000**
                             Income Fund
                             ------------------------------------------------------------------------

                             RiverSource Diversified Equity Income Fund   $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Floating Rate Fund*              $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Short Duration U.S. Government   $50,000-$100,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------

                             Threadneedle Emerging Markets Fund           $0-$10,000
                             ------------------------------------------------------------------------

                             Threadneedle Global Equity Fund              $0-$10,000
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Flynn, Patricia              RiverSource Growth Fund*                     $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------

                             RiverSource Portfolio Builder Moderate       $50,000-$100,000
                             Aggressive Fund*
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Threadneedle International Opportunity       $10,001-$50,000
                             Fund*
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Strategic Allocation Fund*       Over $100,000

---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 170





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Jones, Anne                  RiverSource Disciplined Equity Fund          $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Diversified Bond Fund            $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Diversified Equity Income Fund   $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Global Bond Fund                 Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Growth Fund                      $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource High Yield Bond Fund             Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Short Duration U.S. Government   Over $100,000
                             Fund
                             ------------------------------------------------------------------------

                             RiverSource Small Company Index Fund         Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Strategic Allocation Fund        $50,000-$100,000
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------

                             Threadneedle Global Equity Fund              $10,001-$50,000
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Laikind, Jeffrey             RiverSource 120/20 Contrarian Equity Fund    $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Cash Management Fund             Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Dividend Opportunity Fund        $50,000-$100,000
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 171





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Lewis, Stephen R Jr          RiverSource 120/20 Contrarian Equity Fund    $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------

                             RiverSource Absolute Return Currency and     $10,001-$50,000
                             Income Fund*
                             ------------------------------------------------------------------------

                             RiverSource Disciplined Large Cap Growth     $10,001-$50,000
                             Fund*
                             ------------------------------------------------------------------------

                             RiverSource Diversified Bond Fund*           $50,000-$100,000
                             ------------------------------------------------------------------------

                             RiverSource Diversified Equity Income Fund*  $50,000-$100,000
                             ------------------------------------------------------------------------

                             RiverSource Dividend Opportunity Fund        $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Mid Cap Growth Fund              $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Strategic Allocation Fund        $10,001-$50,000
                             ------------------------------------------------------------------------

                             Seligman Communications and Information      $50,000-$100,000
                             Fund*
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------

                             Threadneedle Emerging Markets Fund*          $50,000-$100,000
                             ------------------------------------------------------------------------

                             Threadneedle Global Equity Income Fund       $10,001-$50,000
                             ------------------------------------------------------------------------

                             Threadneedle International Opportunity       $10,001-$50,000
                             Fund*
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Maher, John F                Seligman Communications and Information      Over $100,000                      Over $100,000**
                             Fund*
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $50,000-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Paglia, Catherine James      RiverSource Cash Management Fund             $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------

                             RiverSource Floating Rate Fund*              Over $100,000
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 172





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Richie, Leroy C              Seligman Capital Fund                        $0-$10,000                          Over $100,000
                             ------------------------------------------------------------------------

                             Seligman Common Stock Fund                   $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Communications and Information      $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman Core Fixed Income Fund              $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Emerging Markets Fund               $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Frontier Fund                       $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Global Growth Fund                  $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Global Smaller Companies Fund       $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Global Technology Fund              $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Growth Fund                         $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman High-Yield Fund                     $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Income and Growth Fund              $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman International Growth Fund           $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Large-Cap Value Fund                $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman Michigan Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman Smaller-Cap Value Fund              $0-$10,000
                             ------------------------------------------------------------------------

                             Seligman U.S. Government Securities Fund     $0-$10,000
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  Over $100,000

---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 173





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Taunton-Rigby, Alison        RiverSource 120/20 Contrarian Equity Fund    $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Absolute Return Currency and     $50,000-$100,000
                             Income Fund
                             ------------------------------------------------------------------------

                             RiverSource Diversified Equity Income Fund   $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Growth Fund                      $50,000-$100,000
                             ------------------------------------------------------------------------

                             RiverSource Income Builder Enhanced Income   Over $100,000
                             Fund
                             ------------------------------------------------------------------------

                             RiverSource Large Cap Equity Fund            $0-$10,000
                             ------------------------------------------------------------------------

                             RiverSource Mid Cap Value Fund               $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Partners International Select    $50,000-$100,000
                             Growth Fund
                             ------------------------------------------------------------------------

                             RiverSource Partners Small Cap Value Fund    $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Strategic Allocation Fund        $50,000-$100,000
                             ------------------------------------------------------------------------

                             Seligman Communications and Information      $10,001-$50,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------

                             Threadneedle Emerging Markets Fund           $50,000-$100,000
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Truscott, Ted                RiverSource 120/20 Contrarian Equity         $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Absolute Return Currency and     $50,000-$100,000
                             Income Fund
                             ------------------------------------------------------------------------

                             RiverSource Disciplined Equity Fund          Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Disciplined International        Over $100,000
                             Equity Fund
                             ------------------------------------------------------------------------

                             RiverSource Disciplined Large Cap Growth     $10,001-$50,000
                             Fund
                             ------------------------------------------------------------------------

                             RiverSource Disciplined Large Cap Value      $10,001-$50,000
                             Fund
                             ------------------------------------------------------------------------

                             RiverSource Disciplined Small Cap Equity     $10,001-$50,000
                             Fund
                             ------------------------------------------------------------------------

                             RiverSource Diversified Bond Fund            Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Dividend Opportunity Fund        $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Emerging Markets Bond Fund       $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Global Bond Fund                 Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Global Technology Fund           $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Growth Fund                      $50,000-$100,000
                             ------------------------------------------------------------------------

                             RiverSource High Yield Bond Fund             $50,000-$100,000
                             ------------------------------------------------------------------------

                             RiverSource Income Opportunities Fund        $50,000-$100,000

---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 174





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
                             RiverSource Inflation Protected Securities   $10,001-$50,000
                             Fund
                             ------------------------------------------------------------------------

                             RiverSource Mid Cap Value Fund               $50,000-$100,000
                             ------------------------------------------------------------------------

                             RiverSource Partners International Select    Over $100,000
                             Growth Fund
                             ------------------------------------------------------------------------

                             RiverSource Partners International Select    $10,001-$50,000
                             Value Fund
                             ------------------------------------------------------------------------

                             RiverSource Partners Small Cap Equity Fund   Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Portfolio Builder Moderately     $50,000-$100,000
                             Aggressive Fund
                             ------------------------------------------------------------------------

                             RiverSource Retirement Plus 2035 Fund        $10,001-$50,000
                             ------------------------------------------------------------------------

                             RiverSource Strategic Allocation Fund        Over $100,000
                             ------------------------------------------------------------------------

                             RiverSource Strategic Income Allocation      Over $100,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman Communications and Information      $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman LaSalle International Real Estate   $0-$10,000
                             Fund
                             ------------------------------------------------------------------------

                             Seligman National Municipal Class            $0-$10,000
                             ------------------------------------------------------------------------

                             Threadneedle Emerging Markets Fund           $0-$10,000
                             ------------------------------------------------------------------------

                             Threadneedle Global Equity Fund              Over $100,000
                             ------------------------------------------------------------------------

                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------






    *    Deferred compensation invested in share equivalents:





A. Carlton   RiverSource Floating Rate............  $10,000-$50,000
B, Flynn     RiverSource Growth...................  $10,001-$50,000
             RiverSource Portfolio Builder          $50,001-$100,000
             Moderate Aggressive..................
             RiverSource Strategic Allocation.....  Over $100,000
             Threadneedle International             $10,000-$50,000
             Opportunity..........................
C. Lewis     RiverSource Absolute Return Currency   $10,001-$50,000
             and Income...........................
             RiverSource Disciplined Large Cap      $10,001-$50,000
             Growth...............................
             RiverSource Diversified Bond.........  $50,001-$100,000
             RiverSource Diversified Equity         $50,001-$100,000
             Income...............................
             Seligman Communications and            $10,001-$50,000
             Information..........................
             Threadneedle Emerging Markets........  $10,001-$50,000
             Threadneedle International             $10,001-$50,000
             Opportunity..........................
D. Maher     Seligman Communications and            Over $100,000
             Information..........................
E. Paglia    RiverSource Floating Rate............  Over $100,000





   **    Total includes deferred compensation invested in share equivalents



As of 30 days prior to the date of this SAI, the Board members and officers as a group owned 1.53% of RiverSource Retirement Plus 2035 Fund Class A. The Board members and officers as a group owned less than 1% of the outstanding shares of any class of any other fund in the RiverSource Family of Funds.




Statement of Additional Information - July 30, 2009                     Page 175




COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 30. BOARD MEMBER COMPENSATION - ALL FUNDS


                                                         TOTAL CASH COMPENSATION FROM
BOARD MEMBER(a)                                           FUNDS PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $177,500
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     182,500
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   165,000(b)
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   170,000(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       177,500
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     165,000
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               400,000(b)
----------------------------------------------------------------------------------------------
John F. Maher                                                        72,500(b)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              172,500(b)
----------------------------------------------------------------------------------------------
Leroy Richie                                                         95,417
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                170,000
----------------------------------------------------------------------------------------------




 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.


 (b) Ms. Carlton, Ms. Flynn, Mr. Lewis, Mr. Maher and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $23,833, $70,542, $60,000, $60,875 and $99,583 respectively. Amount deferred by fund is set forth in Table 31. Additional information regarding the deferred compensation plan is described below.


The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and sub- committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more funds in the RiverSource Family of Funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.



Statement of Additional Information - July 30, 2009                     Page 176




COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

           TABLE 31. BOARD MEMBER(a) Compensation -- Individual Funds


                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------

Income Builder Basic            *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------

Income Builder Enhanced         *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------

Income Builder Moderate         *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Aggressive
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Conservative
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Moderate
---------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *
Moderate Aggressive
---------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *
Moderate Conservative
---------------------------------------------------------------------------------------
Portfolio Builder Total         *           *          *         *         *          *
Equity
---------------------------------------------------------------------------------------
S&P 500 Index -- total     $  391      $  398     $  366    $  375    $  391     $  364
Amount deferred                 0           0         14       180         0          0
---------------------------------------------------------------------------------------
Small Company               1,310       1,331      1,225     1,254     1,310      1,220
Index -- total
Amount deferred                 0           0         44       604         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------

Equity Value -- total       1,924       1,967      1,800     1,855     1,924      1,787
Amount deferred                 0           0        129       860         0          0
---------------------------------------------------------------------------------------

Partners Small Cap            329         336        308       317       329        306
Growth -- total
Amount deferred                 0           0         21       147         0          0
---------------------------------------------------------------------------------------

Precious Metals and           270         279        254       265       270        251
Mining -- total
Amount deferred                 0           0         25       119         0          0
---------------------------------------------------------------------------------------

Small Cap                     505         515        472       486       505        469
Advantage -- total
Amount deferred                 0           0         32       226         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------
120/20 Contrarian             100         102         93        96        99         92
Equity -- total
Amount deferred                 0           0         10        42         0          0
---------------------------------------------------------------------------------------
Recovery and                   29          32         27        30        29         27
Infrastructure -- total
Amount deferred                 0           0         11         9         0          0
---------------------------------------------------------------------------------------
Retirement Plus 2010            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2015            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2020            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2025            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2030            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2035            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2040            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2045            *           *          *         *         *          *
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------

High Yield                  2,858       2,939      2,658     2,760     2,858      2,658
Bond -- total
Amount deferred                 0           0        399     1,153         0          0
---------------------------------------------------------------------------------------

Partners Aggressive         1,019       1,042        947       978     1,019        947
Growth -- total
Amount deferred                 0           0        113       424         0          0
---------------------------------------------------------------------------------------

Partners Fundamental        1,679       1,718      1,561     1,613     1,679      1,561
Value -- total
Amount deferred                 0           0        189       697         0          0
---------------------------------------------------------------------------------------

Partners Select               757         775        704       728       756        704
Value -- total
Amount deferred                 0           0         94       311         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------

Income Builder Basic            *           *           *           *           *
Income
---------------------------------------------------------------------------------

Income Builder Enhanced         *           *           *           *           *
Income
---------------------------------------------------------------------------------

Income Builder Moderate         *           *           *           *           *
Income
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Aggressive
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Conservative
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Moderate
---------------------------------------------------------------------------------

Portfolio Builder               *           *           *           *           *
Moderate Aggressive
---------------------------------------------------------------------------------

Portfolio Builder               *           *           *           *           *
Moderate Conservative
---------------------------------------------------------------------------------
Portfolio Builder Total         *           *           *           *           *
Equity
---------------------------------------------------------------------------------
S&P 500 Index -- total     $  903      $   58      $  380      $   90      $  371
Amount deferred               138          36         337           0           0
---------------------------------------------------------------------------------
Small Company               3,024         181       1,273         287       1,241
Index -- total
Amount deferred               462         111       1,140           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------

Equity Value -- total       4,319         428       1,876         621       1,829
Amount deferred               669         322       1,493           0           0
---------------------------------------------------------------------------------

Partners Small Cap            739          70         319         102         312
Growth -- total
Amount deferred               114          53         257           0           0
---------------------------------------------------------------------------------

Precious Metals and           626          81         265         108         260
Mining -- total
Amount deferred                98          63         191           0           0
---------------------------------------------------------------------------------

Small Cap                   1,133         107         490         153         479
Advantage -- total
Amount deferred               175          79         396           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------
120/20 Contrarian             225          31          97          43          95
Equity -- total
Amount deferred                34          26          65           0           0
---------------------------------------------------------------------------------
Recovery and                   67          27          32          30          30
Infrastructure -- total
Amount deferred                10          27           0           0           0
---------------------------------------------------------------------------------
Retirement Plus 2010            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2015            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2020            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2025            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2030            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2035            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2040            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2045            *           *           *           *           *
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------

High Yield                  6,516       1,161       2,817       1,508       2,738
Bond -- total
Amount deferred               990         999       1,609           0           0
---------------------------------------------------------------------------------

Partners Aggressive         2,273         338         984         461         971
Growth -- total
Amount deferred               346         282         638           0           0
---------------------------------------------------------------------------------

Partners Fundamental        3,739         574       1,635         783       1,600
Value -- total
Amount deferred               569         473       1,054           0           0
---------------------------------------------------------------------------------

Partners Select             1,702         283         739         370         722
Value -- total
Amount deferred               259         234         454           0           0
---------------------------------------------------------------------------------






Statement of Additional Information - July 30, 2009                     Page 177





                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
Partners Small Cap         $  394      $  403     $  367    $  379    $  394     $  367
Equity -- total
Amount deferred                 0           0         45       164         0          0
---------------------------------------------------------------------------------------

Partners Small Cap            913         935        849       878       913        849
Value -- total
Amount deferred                 0           0        109       377         0          0
---------------------------------------------------------------------------------------

Short Duration U.S.
Government -- total         2,066       2,127      1,922     2,003     2,066      1,922
Amount deferred                 0           0        282       838         0          0
---------------------------------------------------------------------------------------

U.S. Government
Mortgage -- total             959         987        892       929       959        892
Amount deferred                 0           0        129       390         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------
Dividend
Opportunity -- total        3,796       3,733      3,404     3,690     3,679      3,520
Amount deferred                 0           0          0     1,647         0          0
---------------------------------------------------------------------------------------

Real Estate -- total          441         433        394       428       428        409
Amount deferred                 0           0          0       191         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------
Cash                        9,805       9,820      9,158     9,484     9,649      9,158
Management -- total
Amount deferred                 0           0          0     4,371         0          0
---------------------------------------------------------------------------------------

Disciplined                 6,153       6,157      5,746     5,947     6,054      5,746
Equity -- total
Amount deferred                 0           0          0     2,740         0          0
---------------------------------------------------------------------------------------

Disciplined Small and
Mid Cap Equity -- total       105         104         99       103       103         99
Amount deferred                 0           0          0        45         0          0
---------------------------------------------------------------------------------------

Disciplined Small Cap          70          70         65        68        69         65
Value -- total
Amount deferred                 0           0          0        31         0          0
---------------------------------------------------------------------------------------

Floating Rate -- total      1,044       1,041        976     1,009     1,025        976
Amount deferred                 0           0          0       461         0          0
---------------------------------------------------------------------------------------

Growth -- total             5,085       5,077      4,763     4,936     4,995      4,763
Amount deferred                 0           0          0     2,246         0          0
---------------------------------------------------------------------------------------

Income                        528         529        494       511       520        494
Opportunities -- total
Amount deferred                 0           0          0       234         0          0
---------------------------------------------------------------------------------------

Inflation Protected         1,126       1,138      1,049     1,085     1,114      1,049
Securities -- total
Amount deferred                 0           0          0       515         0          0
---------------------------------------------------------------------------------------

Large Cap                   9,660       9,637      9,051     9,370     9,489      9,050
Equity -- total
Amount deferred                 0           0          0     4,259         0          0
---------------------------------------------------------------------------------------

Large Cap                     136         136        128       132       134        128
Value -- total
Amount deferred                 0           0          0        60         0          0
---------------------------------------------------------------------------------------

Limited Duration              307         308        286       296       302        287
Bond -- total
Amount deferred                 0           0          0       137         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------
California Tax-
Exempt -- total               339         340        318       329       335        318
Amount deferred                 0           0          0       154         0          0
---------------------------------------------------------------------------------------

Diversified
Bond -- total               6,444       6,465      6,040     6,237     6,356      6,040
Amount deferred                 0           0          0     2,931         0          0
---------------------------------------------------------------------------------------

Minnesota Tax-
Exempt -- total               595         596        558       577       586        558
Amount deferred                 0           0          0       269         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
Partners Small Cap        $   880        $136      $  383      $  183      $  375
Equity -- total
Amount deferred               134         112         246           0           0
---------------------------------------------------------------------------------

Partners Small Cap          2,042         328         891         436         871
Value -- total
Amount deferred               311         272         559           0           0
---------------------------------------------------------------------------------

Short Duration U.S.
Government -- total         4,646         846       2,069       1,151       1,983
Amount deferred               709         706       1,201           0           0
---------------------------------------------------------------------------------

U.S. Government
Mortgage -- total           2,156         388         956         523         920
Amount deferred               329         324         559           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------
Dividend
Opportunity -- total        8,773         N/A       3,652         N/A       3,573
Amount deferred             1,990         N/A       3,652         N/A           0
---------------------------------------------------------------------------------

Real Estate -- total        1,011         N/A         420         N/A         414
Amount deferred               230         N/A         420         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------
Cash                       25,060         N/A       9,340         N/A       9,328
Management -- total
Amount deferred             5,222         N/A       9,340         N/A           0
---------------------------------------------------------------------------------

Disciplined                15,698         N/A       5,862         N/A       5,849
Equity -- total
Amount deferred             3,272         N/A       5,862         N/A           0
---------------------------------------------------------------------------------

Disciplined Small and
Mid Cap Equity -- total       275         N/A         101         N/A         100
Amount deferred                65         N/A         101         N/A           0
---------------------------------------------------------------------------------

Disciplined Small Cap         180         N/A          67         N/A          66
Value -- total
Amount deferred                38         N/A          67         N/A           0
---------------------------------------------------------------------------------

Floating Rate -- total      2,660         N/A         988         N/A         991
Amount deferred               572         N/A         988         N/A           0
---------------------------------------------------------------------------------

Growth -- total            13,062         N/A       4,879         N/A       4,846
Amount deferred             2,836         N/A       4,879         N/A           0
---------------------------------------------------------------------------------

Income                      1,349         N/A         502         N/A         503
Opportunities -- total
Amount deferred               286         N/A         502         N/A           0
---------------------------------------------------------------------------------

Inflation Protected         2,926         N/A       1,043         N/A       1,073
Securities -- total
Amount deferred               549         N/A       1,043         N/A           0
---------------------------------------------------------------------------------

Large Cap                  24,802         N/A       9,269         N/A       9,199
Equity -- total
Amount deferred             5,411         N/A       9,269         N/A           0
---------------------------------------------------------------------------------

Large Cap                     351         N/A         131         N/A         130
Value -- total
Amount deferred                78         N/A         131         N/A           0
---------------------------------------------------------------------------------

Limited Duration              787         N/A         290         N/A         292
Bond -- total
Amount deferred               161         N/A         290         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------
California Tax-
Exempt -- total               839         N/A         322         N/A         324
Amount deferred               163         N/A         322         N/A           0
---------------------------------------------------------------------------------

Diversified
Bond -- total              16,009         N/A       6,093         N/A       6,149
Amount deferred             3,064         N/A       6,093         N/A           0
---------------------------------------------------------------------------------

Minnesota Tax-
Exempt -- total             1,470         N/A         566         N/A         568
Amount deferred               289         N/A         566         N/A           0
---------------------------------------------------------------------------------






Statement of Additional Information - July 30, 2009                     Page 178




                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
New York Tax-             $   114     $   114    $   107   $   110   $   112    $   107
Exempt -- total
Amount deferred                 0           0          0        51         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------
Balanced -- total           1,763       1,761      1,628     1,684     1,734      1,628
Amount deferred                 0           0          0       799         0          0
---------------------------------------------------------------------------------------

Disciplined Large Cap         354         356        327       335       350        327
Growth -- total
Amount deferred                 0           0          0       162         0          0
---------------------------------------------------------------------------------------

Disciplined Large Cap           4           3          3         3         4          3
Value -- total
Amount deferred                 0           0          0         2         0          0
---------------------------------------------------------------------------------------

Diversified Equity         14,237      14,230     13,153    13,595    14,013     13,153
Income -- total
Amount deferred                 0           0          0     6,460         0          0
---------------------------------------------------------------------------------------

Mid Cap Value -- total      5,051       5,051      4,667     4,811     4,979      4,666
Amount deferred                 0           0          0     2,296         0          0
---------------------------------------------------------------------------------------

Strategic                   4,049       4,048      3,740     3,865     3,986      3,740
Allocation -- total
Amount deferred                 0           0          0     1,838         0          0
---------------------------------------------------------------------------------------

Strategic Income              340         342        314       324       336        314
Allocation -- total
Amount deferred                 0           0          0       156         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total             1,151       1,164      1,080     1,102     1,147      1,080
Amount deferred                 0           0          0       544         0          0
---------------------------------------------------------------------------------------

Disciplined
International
Equity -- total             1,523       1,530      1,413     1,457     1,504      1,413
Amount deferred                 0           0          0       705         0          0
---------------------------------------------------------------------------------------

Emerging Markets              386         385        360       369       381        360
Bond -- total
Amount deferred                 0           0          0       178         0          0
---------------------------------------------------------------------------------------

Global Bond -- total        1,646       1,654      1,532     1,571     1,630      1,531
Amount deferred                 0           0          0       765         0          0
---------------------------------------------------------------------------------------

Global                        299         299        278       287       294        278
Technology -- total
Amount deferred                 0           0          0       137         0          0
---------------------------------------------------------------------------------------

Partners International
Select Growth -- total      1,405       1,405      1,303     1,344     1,384      1,303
Amount deferred                 0           0          0       646         0          0
---------------------------------------------------------------------------------------

Partners International
Select Value -- total       3,980       3,969      3,683     3,815     3,909      3,683
Amount deferred                 0           0          0     1,821         0          0
---------------------------------------------------------------------------------------

Partners International
Small Cap -- total            210         209        194       201       206        194
Amount deferred                 0           0          0        96         0          0
---------------------------------------------------------------------------------------

Threadneedle Emerging
Markets -- total            1,338       1,337      1,239     1,280     1,317      1,238
Amount deferred                 0           0          0         0         0          0
---------------------------------------------------------------------------------------

Threadneedle European
Equity -- total               258         258        239       248       254        239
Amount deferred                 0           0          0       119         0          0
---------------------------------------------------------------------------------------

Threadneedle Global         1,514       1,514      1,404     1,450     1,491      1,404
Equity -- total
Amount deferred                 0           0          0       696         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
New York Tax-             $   281         N/A     $   109         N/A     $   109
Exempt -- total
Amount deferred                56         N/A         109         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------
Balanced -- total           4,277         N/A       1,688         N/A       1,656
Amount deferred               806         N/A       1,688         N/A           0
---------------------------------------------------------------------------------

Disciplined Large Cap         848         N/A         334         N/A         332
Growth -- total
Amount deferred               147         N/A         334         N/A           0
---------------------------------------------------------------------------------

Disciplined Large Cap           7         N/A           3         N/A           3
Value -- total
Amount deferred                 1         N/A           3         N/A           0
---------------------------------------------------------------------------------

Diversified Equity         34,529         N/A      13,599         N/A      13,370
Income -- total
Amount deferred             6,484         N/A      13,599         N/A           0
---------------------------------------------------------------------------------

Mid Cap Value -- total     12,194         N/A       4,804         N/A       4,739
Amount deferred             2,251         N/A       4,804         N/A           0
---------------------------------------------------------------------------------

Strategic                   9,812         N/A       3,866         N/A       3,802
Allocation -- total
Amount deferred             1,836         N/A       3,866         N/A           0
---------------------------------------------------------------------------------

Strategic Income              817         N/A         324         N/A         320
Allocation -- total
Amount deferred               147         N/A         324         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total             2,634         N/A       1,104         N/A       1,097
Amount deferred               417         N/A       1,104         N/A           0
---------------------------------------------------------------------------------

Disciplined
International
Equity -- total             3,511         N/A       1,447         N/A       1,439
Amount deferred               599         N/A       1,447         N/A           0
---------------------------------------------------------------------------------

Emerging Markets              856         N/A         374         N/A         364
Bond -- total
Amount deferred               149         N/A         374         N/A           0
---------------------------------------------------------------------------------

Global Bond -- total        3,754         N/A       1,563         N/A       1,555
Amount deferred               626         N/A       1,563         N/A           0
---------------------------------------------------------------------------------

Global                        682         N/A         286         N/A         282
Technology -- total
Amount deferred               121         N/A         286         N/A           0
---------------------------------------------------------------------------------

Partners International
Select Growth -- total      3,222         N/A       1,338         N/A       1,323
Amount deferred               564         N/A       1,338         N/A           0
---------------------------------------------------------------------------------

Partners International
Select Value -- total       9,121         N/A       3,815         N/A       3,744
Amount deferred             1,637         N/A       3,815         N/A           0
---------------------------------------------------------------------------------

Partners International
Small Cap -- total            482         N/A         201         N/A         198
Amount deferred                86         N/A         201         N/A           0
---------------------------------------------------------------------------------

Threadneedle Emerging
Markets -- total            3,080         N/A       1,271         N/A       1,259
Amount deferred               545         N/A       1,271         N/A           0
---------------------------------------------------------------------------------

Threadneedle European
Equity -- total               592         N/A         247         N/A         243
Amount deferred               104         N/A         247         N/A           0
---------------------------------------------------------------------------------

Threadneedle Global         3,461         N/A       1,448         N/A       1,427
Equity -- total
Amount deferred               608         N/A       1,448         N/A           0
---------------------------------------------------------------------------------





Statement of Additional Information - July 30, 2009                     Page 179




                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
Threadneedle Global
Equity Income -- total     $    7      $    7     $    7    $    6    $    7     $    6
Amount deferred                 0           0          0         3         0          0
---------------------------------------------------------------------------------------

Threadneedle Global
Extended Alpha -- total         5           5          5         5         5          5
Amount deferred                 0           0          0         2         0          0
---------------------------------------------------------------------------------------

Threadneedle
International
Opportunity -- total        1,258       1,256      1,166     1,204     1,238      1,166
Amount deferred                 0           0          0       578         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------
Intermediate Tax-             176         179        164       166       176        164
Exempt -- total
Amount deferred                 0           0          0        81         0          0
---------------------------------------------------------------------------------------

Mid Cap Growth -- total     1,781       1,807      1,657     1,683     1,781      1,657
Amount deferred                 0           0          0       822         0          0
---------------------------------------------------------------------------------------

Tax-Exempt                  1,561       1,582      1,451     1,472     1,561      1,451
Bond -- total
Amount deferred                 0           0          0       718         0          0
---------------------------------------------------------------------------------------

Tax-Exempt High             5,855       5,939      5,442     5,525     5,855      5,442
Income -- total
Amount deferred                 0           0          0     2,696         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------
Tax-Exempt Money              340         344        317       325       340        317
Market -- total
Amount deferred                 0           0          0       161         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
Threadneedle Global
Equity Income -- total    $    13         N/A      $    7         N/A      $    6
Amount deferred                 2         N/A           7         N/A           0
---------------------------------------------------------------------------------

Threadneedle Global
Extended Alpha -- total        10         N/A           5         N/A           4
Amount deferred                 1         N/A           5         N/A           0
---------------------------------------------------------------------------------

Threadneedle
International
Opportunity -- total        2,874         N/A       1,202         N/A       1,184
Amount deferred               507         N/A       1,202         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------
Intermediate Tax-             393         N/A         169        $ 21         166
Exempt -- total
Amount deferred                63         N/A         167           0           0
---------------------------------------------------------------------------------

Mid Cap Growth -- total     4,103         N/A       1,702         128       1,683
Amount deferred               672         N/A       1,687           0           0
---------------------------------------------------------------------------------

Tax-Exempt                  3,497         N/A       1,497         172       1,472
Bond -- total
Amount deferred               564         N/A       1,477           0           0
---------------------------------------------------------------------------------

Tax-Exempt High            13,163         N/A       5,610         623       5,525
Income -- total
Amount deferred             2,121         N/A       5,539           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------
Tax-Exempt Money              757          25         333          69         321
Market -- total
Amount deferred               116           0         326           0           0
---------------------------------------------------------------------------------



* Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 32. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income            Charles Schwab & Co., Inc. (Charles       Class A       29.57%               --
                                       Schwab) a brokerage firm in San
                                       Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments, LLC              Class R4     100.00%               --
                                       (RiverSource Investments), Minneapolis,
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income         Charles Schwab                            Class A       34.70%            29.83%
                                                                                 Class R4      92.71%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       7.29%               --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 180





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income         Charles Schwab                            Class A       35.06%            30.11%
                                                                                 Class R4      47.05%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      52.95%               --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive           Charles Schwab                            Class R4      90.68%               --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       9.32%               --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class A        6.23%               --
Conservative                                                                     Class R4      59.37%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      40.63%               --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             Charles Schwab                            Class R4      90.34%               --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       9.66%               --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      84.07%               --
Moderate Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE, Cincinnati, OH     Class R4      14.67%               --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      64.94%               --
Moderate Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      35.06%               --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      91.86%               --
Total Equity
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       8.14%               --
--------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                          Charles Schwab                            Class D      100.00%               --
                                                                                 Class E       19.56%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA (Wachovia Bank),         Class E       80.41%            65.12%
                                       Charlotte, NC
--------------------------------------------------------------------------------------------------------------------------------

Small Company Index                    Charles Schwab                            Class A        6.62%               --
                                                                                 Class R4       6.67%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      90.66%               --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Equity Value                           Charles Schwab                            Class A        7.49%               --
                                      ------------------------------------------------------------------------------------------
                                       John C. Mullarkey, Willowbrook, IL        Class C        5.31%               --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith (MLP Fenner & Smith),  Class C        5.23%               --
                                       Jacksonville, FL
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%               --
                                                                                 Class R2     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      70.10%               --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3      97.73%               --
                                                                                 Class R4      25.20%
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth              Charles Schwab                            Class A        7.48%               --
                                                                                 Class R4      98.31%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R2     100.00%            36.12%(a)
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.44%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.22%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.71%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.95%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.18%               --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 181





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             Charles Schwab                            Class A       12.49%               --
                                                                                 Class R4      98.30%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%               --
                                      ------------------------------------------------------------------------------------------
                                       Richard L. Venable and Susan Angela       Class C        6.32%               --
                                       Venable, Argyle, TX
--------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                    Charles Schwab                            Class A        7.29%               --
                                                                                 Class R4      94.50%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%               --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4       5.50%
                                                                                 Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               RiverSource Investments                   Class I      100.00%               --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       47.75%            39.07%
--------------------------------------------------------------------------------------------------------------------------------

Recovery and Infrastructure            RiverSource Investments                   Class I      100.00%               --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      51.43%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       73.21%            64.08%
                                                                                 Class R4      48.57%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010                   RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class A        7.59%               --
                                       Inc.
                                       (American Enterprise Investment
                                       Services),
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.52%               --
                                      ------------------------------------------------------------------------------------------
                                       Jagdish N. and Madhuri J. Sheth,          Class A       10.77%               --
                                       Atlanta, GA
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            59.76%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2015                   RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class A        5.52%               --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            72.74%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                   RiverSource Investments                   Class R2      31.88%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       David T. Matthiesen, Littleton, CO        Class A        9.44%               --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS (Matrix          Class R2      68.11%               --
                                       Capital),
                                       Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            79.30%

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 182





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                   RiverSource Investments                   Class R2      18.65%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. and Rebecca H. Marken,         Class A        6.20%               --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R2      81.34%               --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            88.61%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                   RiverSource Investments                   Class R2      41.48%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Dimitris Bertsimas, Belmont, MA           Class A       50.21%               --
                                      ------------------------------------------------------------------------------------------
                                       John C. Bukowski, Suffern, NY             Class A        5.09%               --
                                      ------------------------------------------------------------------------------------------
                                       Applied Reliability Engineering, Denver,  Class R2      58.52%               --
                                       CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.99%            79.01%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                   RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Gary L. and Karen L. Fournier,            Class A        8.32%               --
                                       Vicksburg, MS
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson,           Class A        5.96%               --
                                       Hot Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.44%            90.38%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                   RiverSource Investments                   Class R2      33.50%               --
                                                                                 Class R3      14.05%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R2      66.49%               --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc. (GWFS Equities),       Class R3      85.95%               --
                                       Greenwood Village, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       98.75%            85.86%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                   RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. and Rebecca H. Marken,         Class A        6.45%               --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y      100.00%            86.84%

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 183





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        RiverSource Investments                   Class R2      27.22%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       29.71%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       24.42%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       39.22%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.82%
                                       Inc. Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       12.31%
                                                                                 Class R4      20.13%
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity,           Class R3      91.93%
                                       Hartford, CT
                                                                                 Class R4      79.48%
                                      ------------------------------------------------------------------------------------------
                                       Applied Reliability Engineering, Denver,  Class R2      72.76%
                                       CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3       7.76%
--------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth             RiverSource Investments                   Class R3      20.20%
                                                                                 Class R4       5.34%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.76%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       24.95%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.59%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.47%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.97%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      87.93%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc.                        Class R2      95.37%
                                      ------------------------------------------------------------------------------------------
                                       Body Masters, Inc., Denver, CO            Class R3      52.41%
                                      ------------------------------------------------------------------------------------------
                                       Central Jersey Collision, Denver, CO      Class R3      29.39%
--------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value             Portfolio Builder Aggressive Fund         Class I       17.95%           25.99%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.18%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.44%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.45%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.77%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.14%
                                                                                 Class R4      95.38%
--------------------------------------------------------------------------------------------------------------------------------

Partners Select Value                  RiverSource Investments                   Class R4      12.91%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.74%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       24.83%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.01%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.42%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.79%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.76%
                                                                                 Class R4      87.09%
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity              RiverSource Investments                   Class I      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.89%
                                                                                 Class R4       5.19%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      94.49%

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 184





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               RiverSource Investments                   Class R3       8.30%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       17.22%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       24.12%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       32.85%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.31%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       17.33%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       11.88%
                                                                                 Class R4      92.22%
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R2      99.33%
                                       (Hartford Life),
                                       Weatogue, CT                              Class R3      91.70%
                                      ------------------------------------------------------------------------------------------
                                       JP Morgan Chase Bank, Kansas City, MO     Class R5      99.97%
--------------------------------------------------------------------------------------------------------------------------------

Short Duration U.S.                    RiverSource Investments                   Class W      100.00%
                                      ------------------------------------------------------------------------------------------
Government                             Portfolio Builder Conservative Fund       Class I       59.22%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       40.78%
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       11.99%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      97.47%
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage               Income Builder Basic Income               Class I       33.50%           66.83%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       17.22%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       49.28%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company,       Class R4      14.85%
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       16.85%
                                                                                 Class R4      44.59%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      20.60%
                                      ------------------------------------------------------------------------------------------
                                       Ury & Moskow, LLC Retirement Plan,        Class R4      19.96%
                                       Fargo, ND
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       23.09%               --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       13.95%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       14.25%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       34.77%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.91%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I        8.28%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       11.66%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        7.46%               --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 185




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Real Estate                            RiverSource Investments                   Class R4      10.36%            53.84%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.17%               --
                                                                                 Class R4      89.64%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I        7.92%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       13.20%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.18%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       27.58%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.33%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       11.69%               --
--------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
Cash Management                        Charles Schwab                            Class A        5.96%               --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R5     100.00%               --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.94%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       33.15%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       27.47%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       12.00%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       11.40%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.65%               --
                                      ------------------------------------------------------------------------------------------
                                       Russell P. and Janice K. Costanza,        Class C        6.42%               --
                                       Sodus, MI
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       94.86%               --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class Y        5.14%               --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                     RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I        7.06%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       10.50%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        9.53%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       11.43%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       16.15%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       10.23%               --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.44%               --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 186




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                  RiverSource Investments                   Class A       45.76%            57.55%(a)
Mid Cap Equity                                                                   Class R4      83.04%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       11.38%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       13.93%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       19.04%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       12.18%               --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2025                 Class I        6.06%               --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2030                 Class I        5.69%               --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.79%               --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.42%               --
                                                                                 Class R4      16.96%
                                      ------------------------------------------------------------------------------------------
                                       Deanna L. Rose, Punta Gorda, Fl           Class C        8.49%               --
                                      ------------------------------------------------------------------------------------------
                                       William E. and MaryLou K. Carroll, Punta  Class C       11.48%               --
                                       Gorda, Fl
                                      ------------------------------------------------------------------------------------------
                                       Mary Ruth Neal, Sacramento, CA            Class C        5.38%               --
                                      ------------------------------------------------------------------------------------------
                                       Don M. and Barbara A. Warner, Fair Oaks,  Class C        5.06%               --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Antim G. and Sonal A Shah, Springfield,   Class C        5.01%               --
                                       VA
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value            RiverSource Investments                   Class A       67.37%            86.60%(a)
                                                                                 Class C        9.20%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Joanne and David J. Thorpe, Lakeville,    Class B        8.77%               --
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       John A. and Dawn M. Gettman, Beaumont,    Class B        7.50%               --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Neil Van Slyke, Rochester, NY             Class B        5.08%               --
                                      ------------------------------------------------------------------------------------------
                                       Sanford A. Greentree, Westlake VLG, CA    Class C       28.37%               --
                                      ------------------------------------------------------------------------------------------
                                       Keith and Sandra Crowell, Huntersville,   Class C       19.41%               --
                                       NC
                                      ------------------------------------------------------------------------------------------
                                       Bea Vande Merwe, Salt Lake City, UT       Class C       12.96%               --
                                      ------------------------------------------------------------------------------------------
                                       Richard T. Castiano, Fort Myers, FL       Class C       11.18%               --
                                      ------------------------------------------------------------------------------------------
                                       Matthew M. Harrison, Richmond, IN         Class C        6.92%               --
                                      ------------------------------------------------------------------------------------------
                                       Timothy E. Releford, New York, NY         Class C        6.06%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       34.91%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       26.71%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       38.34%               --
--------------------------------------------------------------------------------------------------------------------------------

Floating Rate                          RiverSource Investments                   Class W      100.00%            37.41%(a)
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Basic Income               Class I       11.75%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       29.59%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       47.73%               --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       46.63%               --
                                                                                 Class R4      95.13%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        6.46%               --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 187




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Growth                                 RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.99%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.62%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.40%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.53%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       20.08%               --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      42.87%               --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R4      51.99%               --
--------------------------------------------------------------------------------------------------------------------------------

Income Opportunities                   Charles Schwab                            Class A       14.09%               --
                                                                                 Class R4      93.46%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       14.67%            25.94%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       41.16%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       35.94%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.21%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4       6.54%               --
--------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities         RiverSource Life Insurance Company        Class R4      26.67%            42.88%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       11.24%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.50%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.68%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       26.84%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.28%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.17%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       35.37%               --
                                                                                 Class R4      26.55%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4       5.02%               --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      41.76%               --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.98%               --
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                       RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.58%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.41%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.61%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.77%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       20.03%               --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.85%               --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 188




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                        RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4      39.10%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.18%               --
                                                                                 Class R4      60.90%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.52%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.76%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.69%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.77%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.56%               --
                                      ------------------------------------------------------------------------------------------
                                       Patricia J. King Graham, Lakeview, AR     Class C        5.11%               --
                                      ------------------------------------------------------------------------------------------
                                       Columbia 529 Plan, Boston, MA             Class A        5.07%               --
--------------------------------------------------------------------------------------------------------------------------------

Limited Duration Bond                  RiverSource Investments                   Class R4     100.00%            60.07%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       56.50%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       43.50%               --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       18.86%               --
                                      ------------------------------------------------------------------------------------------
                                       John W. and Cecelia E. Kramar, Hacienda   Class C       17.03%               --
                                       Heights, CA
                                      ------------------------------------------------------------------------------------------
                                       Mary Loretta Jacobsmeyer, Riverside, CA   Class C        7.78%               --
                                      ------------------------------------------------------------------------------------------
                                       Michael N. Stanley, Palm Springs, CA      Class C        8.16%               --
                                      ------------------------------------------------------------------------------------------
                                       Rita R. and Lawrence E. Dale, Barstow,    Class C        6.50%               --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Bernard C. and Denise M. Asbell,          Class C        5.70%               --
                                       Riverside, CA
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  Linda A. Wochnik, Sierra Madre, CA        Class B        5.01%               --
--------------------------------------------------------------------------------------------------------------------------------

Diversified Bond                       RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.97%               --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.72%               --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets, Owings Mills,   Class C       26.98%               --
                                       MD
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        5.92%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       40.79%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       21.02%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       12.46%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      96.96%               --
                                      ------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                   None                                      None             N/A               --
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    Charles Schwab                            Class A        8.47%               --
                                      ------------------------------------------------------------------------------------------
                                       Joan Sabbatini, E. Northport, NY          Class B        8.19%               --
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C        8.64%               --
                                      ------------------------------------------------------------------------------------------
                                       Ottoviano Asarese, Buffalo, NY            Class C        6.00%               --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Balanced                               MLP Fenner & Smith                        Class C        9.91%               --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.96%               --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 189




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth           RiverSource Investments                   Class R2     100.00%            84.96%(a)
                                                                                 Class R3     100.00%
                                                                                 Class R4      34.24%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       16.76%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.85%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       27.61%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.59%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.18%               --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      65.76%               --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        8.85%               --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       66.35%               --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Value            RiverSource Investments                   Class B       36.84%            98.09(a)
                                                                                 Class C      100.00%
                                                                                 Class I       17.75%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       30.20%               --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       29.87%               --
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Portfolios   Class I        6.06%               --
                                       Moderate
                                      ------------------------------------------------------------------------------------------
                                       Paul W. Eastman, Dublin, OH               Class A       25.80%               --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       23.18%               --
                                      ------------------------------------------------------------------------------------------
                                       Ronald E. and Patricia S. Leithe, Cary,   Class A       12.12%               --
                                       NC
                                      ------------------------------------------------------------------------------------------
                                       Joseph E. and Sonya M. Landholm, Sedona,  Class A       10.08%               --
                                       AZ
                                      ------------------------------------------------------------------------------------------
                                       Ralph and Carol Sievert, Appleton, WI     Class A        7.62%               --
                                      ------------------------------------------------------------------------------------------
                                       Tseng-Yen Yen, Fullerton, CA              Class B       42.60%               --
                                      ------------------------------------------------------------------------------------------
                                       Rita S. Mall, Wyncote, PA                 Class B       20.56%               --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 190




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income              Charles Schwab                            Class A       25.97%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.19%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.08%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.33%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.07%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.37%               --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      74.50%               --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities Distribution Company  Class R2       6.00%               --
                                       Inc., Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      84.53%               --
                                                                                 Class R4      11.39%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R2      13.87%               --
                                                                                 Class R3       8.11%
                                                                                 Class R4      35.07%
                                                                                 Class R5      22.97%
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      27.91%               --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4       6.24%               --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      13.19%               --
                                                                                 Class R5      39.87%
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5      11.76%               --
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Boston, MA                  Class R5       9.07%               --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%               --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 191




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          Charles Schwab                            Class A       34.32%               --
                                                                                 Class R5       8.42%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A       12.85%               --
                                       Services LLC, Newark, NJ
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       18.24%               --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets, Owings Mills,   Class C        5.56%               --
                                       MD
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.10%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.36%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.01%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.14%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.35%               --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      81.55%               --
                                                                                 Class R3      12.83%
                                      ------------------------------------------------------------------------------------------
                                       JP Morgan Chase Bank, New York NY         Class R3      15.80%               --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      34.97%               --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3       9.90%               --
                                                                                 Class R4      18.81%
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R3       8.27%               --
                                                                                 Class R4      20.24%
                                                                                 Class R5      17.33%
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      25.79%               --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO, Chicago, IL                 Class R5      28.65%               --
                                      ------------------------------------------------------------------------------------------
                                       PIMS/Prudential Retirement, Greenville,   Class R5      16.80%               --
                                       SC
                                      ------------------------------------------------------------------------------------------
                                       Standard Insurance Company, Portland, OR  Class R5      10.61%               --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%               --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                   Charles Schwab                            Class A       11.51%               --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%               --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      59.42%               --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      39.07%               --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            Charles Schwab                            Class A       26.98%               --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class A       14.28%               --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 192




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency Income        RiverSource Investments                   Class R4      46.97%            28.54%(a)
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I        8.72%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        9.93%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       21.85%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       21.69%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        8.43%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.61%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise                       Class W       99.96%               --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       70.04%               --
                                                                                 Class R4      53.03%
                                      ------------------------------------------------------------------------------------------

                                       MLP Fenner & Smith                        Class C        5.79%               --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity       RiverSource Investments                   Class R2     100.00%               --
                                                                                 Class R3     100.00%
                                                                                 Class R4       8.27%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Enhanced Income            Class I        9.01%               --
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I       10.16%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I        9.80%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       11.96%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       16.42%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       10.56%               --
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.96%               --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.93%               --
                                                                                 Class R4      91.73%
                                      ------------------------------------------------------------------------------------------

                                       Daniel and Linda Miklovic, St. Louis, MO  Class C        5.17%               --
--------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                  Income Builder Enhanced Income            Class I       34.35%            35.11%(a)
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I       35.29%               --
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Basic Income               Class I        9.81%               --
                                      ------------------------------------------------------------------------------------------

                                       RiverSource Investments                   Class R4      46.85%               --
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.98%               --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.44%               --
                                                                                 Class R4      27.12%
                                      ------------------------------------------------------------------------------------------

                                       Matrix Capital                            Class R4      26.03%               --
                                      ------------------------------------------------------------------------------------------

                                       Muhammad A. Ali, Twn and Cntry, MO        Class C        6.62%               --
                                      ------------------------------------------------------------------------------------------

                                       Brenda L. Ruiz, Lake Mary, FL             Class C        5.77%               --
--------------------------------------------------------------------------------------------------------------------------------

Global Bond                            Income Builder Enhanced Income            Class I        5.55%            32.63%(a)
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I        5.64%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       34.08%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       30.07%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        9.23%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.94%               --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.23%               --
                                                                                 Class R4     100.00%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 193





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Global Technology                      RiverSource Investments                   Class I      100.00%               --
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.08%               --
                                                                                 Class R4      99.65%
--------------------------------------------------------------------------------------------------------------------------------

Partners International Select Growth   Charles Schwab                            Class A       15.31%            41.23%
                                                                                 Class R4      82.82%
                                      ------------------------------------------------------------------------------------------

                                       New York Life Trust Company               Class R4      13.64%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.58%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.88%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.47%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.57%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       19.79%               --
--------------------------------------------------------------------------------------------------------------------------------

Partners International Select Value    Charles Schwab                            Class A       17.27%               --
                                                                                 Class R4      99.14%
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.71%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.73%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.10%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.64%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       20.12%               --
--------------------------------------------------------------------------------------------------------------------------------

Partners International Small Cap       Portfolio Builder Aggressive Fund         Class I       19.06%            30.16%(a)
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       23.14%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.63%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.81%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       18.64%               --
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.66%
                                      ------------------------------------------------------------------------------------------

                                       Massachusetts Mutual Life Insurance Co.   Class R4      96.79%               --
                                       Springfield, MA
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets          Charles Schwab                            Class A       13.95%               --
                                                                                 Class R4      87.24%
                                      ------------------------------------------------------------------------------------------

                                       RiverSource Investments                   Class I      100.00%               --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Wachovia Bank                             Class R4      12.76%               --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity           RiverSource Investments                   Class I      100.00%               --
                                                                                 Class R4      17.97%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       10.98%               --
                                                                                 Class R4      82.03%
                                      ------------------------------------------------------------------------------------------

                                       Marilyn O. Matthews, Pasadena, CA         Class C        5.31%               --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity             RiverSource Investments                   Class I      100.00%               --
                                                                                 Class R2      98.46%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.95%               --
                                      ------------------------------------------------------------------------------------------

                                       GWFS Equities                             Class R4       5.35%               --
                                      ------------------------------------------------------------------------------------------

                                       Wachovia Bank                             Class R4      90.82%               --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - July 30, 2009                     Page 194




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income      RiverSource Investments                   Class C        6.40%            29.58%(a)
                                                                                 Class I      100.00%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      83.38%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       20.16%               --
                                                                                 Class R4      16.62%
                                      ------------------------------------------------------------------------------------------

                                       Janet K. Zimmer, Warsaw, IN               Class C       24.03%               --
                                      ------------------------------------------------------------------------------------------

                                       Michael A. Streiber, Mount Airy, MD       Class C       11.24%               --
                                      ------------------------------------------------------------------------------------------

                                       Alfred T. Hockenmaier, North Hills, CA    Class C        9.72%               --
                                      ------------------------------------------------------------------------------------------

                                       Sandra H. Norene, Rio Oso, CA             Class C        7.99%               --
                                      ------------------------------------------------------------------------------------------

                                       Steven A. and Melissa D. Stiles,          Class C        7.05%               --
                                       Roanoke, VA
                                      ------------------------------------------------------------------------------------------

                                       Louis M. and Shirli A. Nagy, Ventura, CA  Class C        5.93%               --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha     RiverSource Investments                   Class C        7.38%            57.92%(a)
                                                                                 Class I      100.00%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      30.07%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       66.08%               --
                                                                                 Class R4      69.93%
                                      ------------------------------------------------------------------------------------------

                                       Michael and Marissa Jenkinson, Burke, VA  Class C       17.59%               --
                                      ------------------------------------------------------------------------------------------

                                       Michael Selig, Arlington, VA              Class C       11.38%               --
                                      ------------------------------------------------------------------------------------------

                                       Poonam and Pradeep Singh, McLean, VA      Class C       10.72%               --
                                      ------------------------------------------------------------------------------------------

                                       Michael and Kristin L. Elder,             Class C        9.76%               --
                                       Alexandria, VA
                                      ------------------------------------------------------------------------------------------

                                       Steven R. and Wendy L. Person, Atlanta,   Class C        9.53%               --
                                       GA
                                      ------------------------------------------------------------------------------------------

                                       Jennifer S. Carter, Washington, D.C.      Class C        8.76%               --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle International             RiverSource Investments                   Class R2     100.00%               --
Opportunity                                                                      Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       10.09%               --
                                                                                 Class R4      84.55%
                                      ------------------------------------------------------------------------------------------

                                       Matrix Capital                            Class R4      14.22%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.90%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.66%               --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.25%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.81%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       19.70%               --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - July 30, 2009                     Page 195




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt                Charles Schwab                            Class A        7.21%               --
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         Portfolio Builder Aggressive Fund         Class I       18.26%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.37%               --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.84%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.00%               --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.56%               --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      78.73%               --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      12.28%               --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        None                                      N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 None                                      N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                Lawrence Garner, Woodstock, GA and        Class A        6.67%               --
                                       Ronald J. Garner, Wyckoff, NJ
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        6.25%               --
--------------------------------------------------------------------------------------------------------------------------------



(a) Combination of all share classes of RiverSource Investments initial capital and affiliated funds-of-funds' investments in Class I shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other funds in the RiverSource Family of Funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, RiverSource Investments or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by RiverSource Investments or an affiliate, represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS


In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and


Statement of Additional Information - July 30, 2009                     Page 196








Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Family of Funds' Boards of Directors/Trustees.


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG").


In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.


Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements for the fiscal years ended July 31, 2007 or later contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The information for periods ended on or before June 30, 2007 was audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.



Statement of Additional Information - July 30, 2009                     Page 197




                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - July 30, 2009                          A-1




Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - July 30, 2009                          A-2




AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - July 30, 2009                          A-3




Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - July 30, 2009                          A-4




short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - July 30, 2009                          A-5




                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

California Tax-Exempt Fund, Minnesota Tax-Exempt Fund and New York Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.


Statement of Additional Information - July 30, 2009                          B-1




                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Statement of Additional Information - July 30, 2009                          C-1




                                                                      APPENDIX D

                                 SELIGMAN FUNDS



SELIGMAN CAPITAL FUND, INC.
SELIGMAN CASH MANAGEMENT FUND, INC.
SELIGMAN COMMON STOCK FUND, INC.
SELIGMAN COMMUNICATIONS AND INFORMATION FUND,
  INC.
SELIGMAN CORE FIXED INCOME FUND, INC.
SELIGMAN FRONTIER FUND, INC.
SELIGMAN GLOBAL FUND SERIES, INC.
  Seligman Emerging Markets Fund
  Seligman Global Smaller Companies Fund
  Seligman Global Growth Fund
  Seligman Global Technology Fund
  Seligman International Growth Fund
SELIGMAN GROWTH FUND, INC.
SELIGMAN HIGH INCOME FUND SERIES
  Seligman U.S. Government Securities Fund
  Seligman High-Yield Fund
SELIGMAN INCOME AND GROWTH FUND, INC.
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
  Seligman LaSalle Global Real Estate Fund
  Seligman LaSalle Monthly Dividend Real
     Estate Fund
SELIGMAN MUNICIPAL FUND SERIES, INC.
  Seligman National Municipal Class
  Seligman Minnesota Municipal Class
  Seligman New York Municipal Class
SELIGMAN MUNICIPAL SERIES TRUST
  Seligman California Municipal High Yield
     Series
  Seligman California Municipal Quality Series
SELIGMAN PORTFOLIOS, INC.
  Seligman Capital Portfolio
  Seligman Cash Management Portfolio
  Seligman Common Stock Portfolio
  Seligman Communications and Information
     Portfolio
  Seligman Global Technology Portfolio
  Seligman International Growth Portfolio
  Seligman Investment Grade Fixed Income
     Portfolio
  Seligman Large-Cap Value Portfolio
  Seligman Smaller-Cap Value Portfolio
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
  Seligman TargETFund 2045
  Seligman TargETFund 2035
  Seligman TargETFund 2025
  Seligman TargETFund 2015
  Seligman TargETFund Core
SELIGMAN ASSET ALLOCATION SERIES, INC.
  Seligman Asset Allocation Aggressive Growth
     Fund
  Seligman Asset Allocation Balanced Fund
  Seligman Asset Allocation Growth Fund
  Seligman Asset Allocation Moderate Growth
     Fund
SELIGMAN VALUE FUND SERIES, INC.
  Seligman Large-Cap Value Fund
  Seligman Smaller-Cap Value Fund
SELIGMAN LASALLE INTERNATIONAL REAL ESTATE
  FUND, INC.
TRI-CONTINENTAL CORPORATION





                                                                S-6500 AZ (7/09)




Statement of Additional Information - July 30, 2009                          D-1

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

MAY 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
BE Aerospace                                             44,071(b)           $655,776
Precision Castparts                                      40,013             3,303,874
                                                                      ---------------
Total                                                                       3,959,650
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide                                    52,007             2,642,996
Expeditors Intl of Washington                            23,566(e)            773,200
                                                                      ---------------
Total                                                                       3,416,196
-------------------------------------------------------------------------------------

AIRLINES (0.2%)
Continental Airlines Cl B                                71,080(b,e)          662,466
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Autoliv                                                  33,610(c,e)          933,686
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Harley-Davidson                                          41,096(e)            697,399
-------------------------------------------------------------------------------------

BEVERAGES (0.4%)
Hansen Natural                                           35,740(b,e)        1,310,943
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.7%)
Alexion Pharmaceuticals                                  95,251(b,e)        3,476,662
Myriad Genetics                                          25,040(b)            905,446
United Therapeutics                                      13,180(b,e)        1,056,377
                                                                      ---------------
Total                                                                       5,438,485
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.7%)
Greenhill & Co                                            6,754(e)            496,419
Janus Capital Group                                     168,516(e)          1,708,752
Jefferies Group                                          58,877(e)          1,273,510
Lazard Cl A                                              39,649(c,e)        1,121,274
Morgan Stanley                                           80,661(e)          2,445,642
Northern Trust                                           40,910(e)          2,358,462
T Rowe Price Group                                       65,460(e)          2,655,711
TD Ameritrade Holding                                   105,458(b)          1,797,004
Waddell & Reed Financial Cl A                            35,673(e)            870,421
                                                                      ---------------
Total                                                                      14,727,195
-------------------------------------------------------------------------------------

CHEMICALS (4.6%)
Agrium                                                   21,676(c)          1,066,893
Airgas                                                   24,370             1,029,876
Celanese Series A                                        93,127             1,910,034
CF Inds Holdings                                         37,350             2,899,853
Ecolab                                                   39,720             1,483,542
Monsanto                                                 18,792             1,543,763
Mosaic                                                   19,725             1,078,958
Scotts Miracle-Gro Cl A                                  45,162(e)          1,549,057
Syngenta                                                  5,077(c)          1,238,611
Terra Inds                                               15,573               432,774
                                                                      ---------------
Total                                                                      14,233,361
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Stericycle                                               15,650(b,e)          782,187
Tetra Tech                                               32,824(b,e)          842,592
                                                                      ---------------
Total                                                                       1,624,779
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.8%)
CommScope                                                22,373(b)            587,068
Corning                                                 163,139             2,398,143
F5 Networks                                              81,190(b,e)        2,578,595
Juniper Networks                                        100,110(b,e)        2,475,720
Riverbed Technology                                      31,580(b,e)          634,442
                                                                      ---------------
Total                                                                       8,673,968
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Western Digital                                          35,727(b)            887,816
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.3%)
AECOM Technology                                         90,409(b,e)        2,884,951
Jacobs Engineering Group                                 18,660(b)            800,514
Quanta Services                                         181,685(b,e)        4,144,235


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CONSTRUCTION & ENGINEERING (CONT.)
Shaw Group                                               29,613(b)           $805,474
URS                                                      32,975(b)          1,585,438
                                                                      ---------------
Total                                                                      10,220,612
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
Martin Marietta Materials                                 9,640               785,371
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
Crown Holdings                                          104,759(b)          2,461,837
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Corinthian Colleges                                      47,241(b,e)          726,567
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.7%)
CME Group                                                 2,804(e)            901,879
IntercontinentalExchange                                 33,155(b,e)        3,573,776
MSCI Cl A                                                41,310(b)            878,664
                                                                      ---------------
Total                                                                       5,354,319
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
PPL                                                      63,060             2,047,558
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
First Solar                                               3,390(b,e)          644,100
Vestas Wind Systems                                      11,314(b,c)          833,610
                                                                      ---------------
Total                                                                       1,477,710
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
AU Optronics ADR                                        104,948(c,e)        1,090,410
LG.Philips LCD ADR                                       64,808(c,e)          764,086
                                                                      ---------------
Total                                                                       1,854,496
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.3%)
Atwood Oceanics                                          63,998(b,e)        1,693,387
Cameron Intl                                            116,648(b)          3,642,917
Nabors Inds                                             155,781(b,c,e)      2,785,364
Oceaneering Intl                                         24,829(b,e)        1,276,707
Weatherford Intl                                        196,137(b)          4,060,036
                                                                      ---------------
Total                                                                      13,458,411
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Whole Foods Market                                      102,040(e)          1,925,495
-------------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                                                  32,570             1,103,797
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Beckman Coulter                                          13,550               734,410
Edwards Lifesciences                                     13,009(b)            830,495
Intuitive Surgical                                        5,510(b,e)          824,737
St. Jude Medical                                         79,997(b)          3,121,482
                                                                      ---------------
Total                                                                       5,511,124
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.7%)
AmerisourceBergen                                        29,530             1,095,563
DaVita                                                   26,570(b)          1,198,573
Express Scripts                                          86,837(b)          5,561,910
Laboratory Corp of America Holdings                      31,220(b)          1,903,171
Medco Health Solutions                                   26,361(b)          1,209,706
Omnicare                                                109,599             2,962,461
UnitedHealth Group                                       27,652               735,543
                                                                      ---------------
Total                                                                      14,666,927
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.6%)
Cerner                                                   29,746(b,e)        1,733,894
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (7.5%)
Boyd Gaming                                              36,368(e)            365,135
Brinker Intl                                             90,021(e)          1,611,376
Cheesecake Factory                                       45,965(b,e)          786,461
Ctrip.com Intl ADR                                       20,433(c,e)          836,731
Darden Restaurants                                       73,554(e)          2,660,448
Intl Game Technology                                     25,716(e)            446,430
Las Vegas Sands                                         151,656(b,e)        1,502,911
Melco PBL Entertainment Macau ADR                        70,581(b,c,e)        424,898
Penn Natl Gaming                                         73,786(b)          2,440,103
PF Chang's China Bistro                                  25,798(b)            823,988
Pinnacle Entertainment                                   70,319(b)            748,897
Royal Caribbean Cruises                                  49,059               738,829
Starwood Hotels & Resorts Worldwide                      95,440(e)          2,335,417
WMS Inds                                                 96,475(b,e)        3,421,968
Wynn Resorts                                             52,741(b,e)        1,954,581
Yum! Brands                                              64,010             2,216,666
                                                                      ---------------
Total                                                                      23,314,839
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD DURABLES (2.2%)
DR Horton                                               148,050(e)         $1,363,541
KB Home                                                 106,847             1,602,705
NVR                                                       1,605(b)            794,315
Pulte Homes                                             166,890(e)          1,468,632
Toll Brothers                                            90,588(b,e)        1,683,124
                                                                      ---------------
Total                                                                       6,912,317
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Clorox                                                   13,940(e)            731,014
Energizer Holdings                                       14,560(b)            760,905
                                                                      ---------------
Total                                                                       1,491,919
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.0%)
McDermott Intl                                          134,469(b)          2,954,284
-------------------------------------------------------------------------------------

INSURANCE (0.3%)
Fidelity Natl Financial Cl A                             59,000               822,460
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.7%)
NetFlix                                                  20,663(b,e)          814,535
priceline.com                                            12,940(b,e)        1,424,824
                                                                      ---------------
Total                                                                       2,239,359
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.1%)
Digital River                                            25,469(b,e)          971,133
Equinix                                                  11,641(b,e)          866,090
MercadoLibre                                             25,120(b,c)          543,597
NetEase.com ADR                                          57,937(b,c,e)      2,003,461
VeriSign                                                 54,570(b,e)        1,277,484
VistaPrint                                               20,858(b,c,e)        798,653
                                                                      ---------------
Total                                                                       6,460,418
-------------------------------------------------------------------------------------

IT SERVICES (0.9%)
Fiserv                                                   22,690(b)            961,148
Paychex                                                  70,270(e)          1,923,290
                                                                      ---------------
Total                                                                       2,884,438
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Illumina                                                 56,400(b,e)        2,070,444
-------------------------------------------------------------------------------------

MACHINERY (2.6%)
Bucyrus Intl                                             44,231(e)          1,268,545
ESCO Technologies                                        19,720(b,e)          801,026
Flowserve                                                16,889             1,242,524
Ingersoll-Rand Cl A                                      35,844(c)            725,124
Joy Global                                               64,097(e)          2,209,424
Parker Hannifin                                          41,390             1,749,141
                                                                      ---------------
Total                                                                       7,995,784
-------------------------------------------------------------------------------------

MARINE (0.5%)
Diana Shipping                                           56,113(c,e)        1,011,717
Genco Shipping & Trading                                 18,404               481,265
                                                                      ---------------
Total                                                                       1,492,982
-------------------------------------------------------------------------------------

MEDIA (0.2%)
DIRECTV Group                                            31,924(b,e)          718,290
-------------------------------------------------------------------------------------

METALS & MINING (3.9%)
Agnico-Eagle Mines                                       16,029(c)            991,554
AK Steel Holding                                         57,059               815,944
Alcoa                                                    84,420(e)            778,352
Allegheny Technologies                                   22,103               782,667
Cliffs Natural Resources                                 30,931               842,870
Companhia Siderurgica Nacional ADR                       53,168(c)          1,303,679
Freeport-McMoRan Copper & Gold                           47,185             2,568,280
Kinross Gold                                             48,163(c)            973,856
Steel Dynamics                                          108,020(e)          1,613,819
United States Steel                                      41,650             1,419,432
                                                                      ---------------
Total                                                                      12,090,453
-------------------------------------------------------------------------------------

MULTILINE RETAIL (3.0%)
Big Lots                                                 35,067(b)            806,892
Dollar Tree                                              56,452(b)          2,527,356
Family Dollar Stores                                     79,261             2,399,230
Kohl's                                                   54,860(b)          2,329,904
Nordstrom                                                64,830(e)          1,276,503
                                                                      ---------------
Total                                                                       9,339,885
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.2%)
Alpha Natural Resources                                  27,140(b,e)          747,707
CONSOL Energy                                            40,650             1,673,154
Continental Resources                                    30,524(b,e)          903,816
Denbury Resources                                        73,390(b)          1,261,574
Petrohawk Energy                                        196,455(b)          4,950,666
Range Resources                                          71,454(e)          3,273,308


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Southwestern Energy                                     101,073(b)         $4,393,643
Ultra Petroleum                                          17,805(b)            806,210
Whiting Petroleum                                        27,341(b,e)        1,281,199
                                                                      ---------------
Total                                                                      19,291,277
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.8%)
Alberto-Culver                                           41,960               975,150
Avon Products                                            57,270(e)          1,521,092
                                                                      ---------------
Total                                                                       2,496,242
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Allergan                                                 37,030             1,634,134
Mylan                                                   110,190(b,e)        1,455,610
                                                                      ---------------
Total                                                                       3,089,744
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.6%)
Equifax                                                  19,050               518,541
Robert Half Intl                                         63,070(e)          1,349,067
                                                                      ---------------
Total                                                                       1,867,608
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Digital Realty Trust                                     28,360(e)          1,014,437
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.3%)
Altera                                                  117,346(e)          1,997,229
ASML Holding                                             77,885(c,e)        1,612,220
Atheros Communications                                   95,620(b,e)        1,602,591
Broadcom Cl A                                           216,134(b,e)        5,507,095
KLA-Tencor                                               64,950(e)          1,753,650
Lam Research                                             75,330(b)          1,972,893
Marvell Technology Group                                147,844(b,c)        1,689,857
Micron Technology                                       286,170(b)          1,448,020
Microsemi                                               121,621(b)          1,637,019
PMC-Sierra                                              470,601(b,e)        3,571,862
Semtech                                                  76,116(b,e)        1,224,706
Silicon Laboratories                                     38,211(b,e)        1,284,654
Teradyne                                                264,045(b,e)        1,887,922
Varian Semiconductor Equipment Associates                48,187(b,e)        1,133,358
Xilinx                                                   42,749(e)            886,614
                                                                      ---------------
Total                                                                      29,209,690
-------------------------------------------------------------------------------------

SOFTWARE (5.1%)
Activision Blizzard                                     136,160(b)          1,644,813
Adobe Systems                                            61,320(b)          1,727,998
BMC Software                                             35,460(b)          1,209,186
Macrovision Solutions                                   108,830(b)          2,456,293
McAfee                                                  137,645(b)          5,399,812
Salesforce.com                                           30,030(b,e)        1,139,639
Shanda Interactive Entertainment ADR                     37,263(b,c,e)      2,147,094
                                                                      ---------------
Total                                                                      15,724,835
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.7%)
Advance Auto Parts                                       38,723(e)          1,649,213
Aeropostale                                              55,146(b,e)        1,909,155
Bed Bath & Beyond                                        27,168(b,e)          763,692
Best Buy                                                 48,268(e)          1,694,207
GUESS?                                                   94,230             2,433,019
O'Reilly Automotive                                      53,466(b,e)        1,927,449
Ross Stores                                              51,628             2,021,752
Urban Outfitters                                        109,000(b,e)        2,225,780
                                                                      ---------------
Total                                                                      14,624,267
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Coach                                                    92,651(b)          2,433,941
Deckers Outdoor                                           1,560(b)             90,418
Warnaco Group                                            17,130(b)            541,308
                                                                      ---------------
Total                                                                       3,065,667
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal                                                 30,030(e)            997,597
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (4.2%)
American Tower Cl A                                      85,796(b)          2,734,319
Leap Wireless Intl                                       20,437(b,e)          766,183
MetroPCS Communications                                 151,267(b,e)        2,591,204
Millicom Intl Cellular                                   19,770(c)          1,200,039
SBA Communications Cl A                                 164,280(b)          4,200,639
Sprint Nextel                                           314,159(b)          1,617,919
                                                                      ---------------
Total                                                                      13,110,303
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $286,459,304)                                                     $305,173,601
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


EXCHANGE TRADED FUND (0.5%)
                                                       SHARES                VALUE(a)
iShares Russell 2000 Index Fund                          15,989(e)           $803,767
NASDAQ-100 Shares ETF                                    23,010(e)            815,935
-------------------------------------------------------------------------------------

TOTAL EXCHANGE TRADED FUND
(Cost: $1,425,375)                                                         $1,619,702
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.27%               6,267,942(d)         $6,267,942
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,267,942)                                                         $6,267,942
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (26.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     82,868,414           $82,868,414
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $82,868,414)                                                       $82,868,414
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $377,021,035)(f)                                                  $395,929,659
=====================================================================================





INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2009



                             CURRENCY TO   CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED   BE RECEIVED   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------
June 2, 2009                     387,954       357,420        $--            $(6,003)
                             Swiss Franc   U.S. Dollar
------------------------------------------------------------------------------------
June 30, 2009                  2,276,943       424,300         --             (7,663)
                            Danish Krone   U.S. Dollar
------------------------------------------------------------------------------------
June 30, 2009                    654,933       601,088         --            (12,521)
                             Swiss Franc   U.S. Dollar
------------------------------------------------------------------------------------
Total                                                         $--           $(26,187)
------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2009, the value of foreign securities represented 8.4% of net assets.

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2009.

(e) At May 31, 2009, security was partially or fully on loan. See Note 6 to the financial statements.

(f) At May 31, 2009, the cost of securities for federal income tax purposes was $385,713,670 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $25,141,357
     Unrealized depreciation                         (14,925,368)
     -----------------------------------------------------------
     Net unrealized appreciation                     $10,215,989
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                         FAIR VALUE AT MAY 31, 2009
                         ---------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $393,857,438     $2,072,221       $--      $395,929,659
Other financial
  instruments*                       --        (26,187)       --           (26,187)
----------------------------------------------------------------------------------
Total                      $393,857,438     $2,046,034       $--      $395,903,472
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
MAY 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $287,884,679)               306,793,303
  Affiliated money market fund (identified cost $6,267,942)            6,267,942
  Investments of cash collateral received for securities on loan
    (identified cost $82,868,414)                                     82,868,414
--------------------------------------------------------------------------------
Total investments in securities (identified cost $377,021,035)       395,929,659
Capital shares receivable                                                 43,345
Dividends and accrued interest receivable                                213,488
Receivable for investment securities sold                              8,344,564
--------------------------------------------------------------------------------
Total assets                                                         404,531,056
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   254,974
Payable for investment securities purchased                           10,346,962
Payable upon return of securities loaned                              82,868,414
Unrealized depreciation on forward foreign currency contracts             26,187
Accrued investment management services fees                                7,461
Accrued distribution fees                                                 46,965
Accrued transfer agency fees                                               3,218
Accrued administrative services fees                                         503
Accrued plan administration services fees                                     35
Other accrued expenses                                                   137,929
--------------------------------------------------------------------------------
Total liabilities                                                     93,692,648
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 310,838,408
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     507,141
Additional paid-in capital                                           828,516,956
Undistributed net investment income                                        7,612
Accumulated net realized gain (loss)                                (537,082,868)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          18,889,567
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 310,838,408

--------------------------------------------------------------------------------
* Including securities on loan, at value                           $  82,380,459
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES (continued) ------------------------------- MAY 31, 2009


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $207,169,730           33,798,503                       $6.13(1)
Class B                     $ 30,452,015            5,204,722                       $5.85
Class C                     $  1,762,044              301,006                       $5.85
Class I                     $ 71,268,211           11,379,715                       $6.26
Class R2                    $     75,006               12,246                       $6.12
Class R3                    $     16,916                2,736                       $6.18
Class R4                    $     90,922               14,618                       $6.22
Class R5                    $      3,564                  572                       $6.23
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $6.50. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
YEAR ENDED MAY 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                         2,337,208
Interest                                                                198
Income distributions from affiliated money market fund              120,455
Fee income from securities lending                                  191,657
  Less foreign taxes withheld                                       (13,341)
---------------------------------------------------------------------------
Total income                                                      2,636,177
---------------------------------------------------------------------------
Expenses:
Investment management services fees                               3,280,397
Distribution fees
  Class A                                                           637,734
  Class B                                                           400,332
  Class C                                                            20,799
  Class R2                                                              367
  Class R3                                                               16
Transfer agency fees
  Class A                                                         1,073,857
  Class B                                                           174,900
  Class C                                                             9,071
  Class R2                                                               37
  Class R3                                                                3
  Class R4                                                               73
  Class R5                                                                2
Administrative services fees                                        232,850
Plan administration services fees
  Class R2                                                              183
  Class R3                                                               16
  Class R4                                                              365
Compensation of board members                                        10,979
Custodian fees                                                       90,270
Printing and postage                                                121,100
Registration fees                                                    50,980
Professional fees                                                    35,118
Other                                                                17,874
---------------------------------------------------------------------------
Total expenses                                                    6,157,323
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                               (1,319,659)
  Earnings and bank fee credits on cash balances                     (4,328)
---------------------------------------------------------------------------
Total net expenses                                                4,833,336
---------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,197,159)

---------------------------------------------------------------------------


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  27

STATEMENT OF OPERATIONS (continued)  -------------------------------------------
YEAR ENDED MAY 31, 2009


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $(167,062,145)
  Foreign currency transactions                                   1,226,575
---------------------------------------------------------------------------
Net realized gain (loss) on investments                        (165,835,570)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                    (97,905,763)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (263,741,333)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(265,938,492)
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED MAY 31,                                                          2009          2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  (2,197,159) $ (5,428,005)
Net realized gain (loss) on investments                             (165,835,570)   59,041,933
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                              (97,905,763)  (10,655,385)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (265,938,492)   42,958,543
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                             (199,746)           --
    Class B                                                              (30,735)           --
    Class C                                                               (1,753)           --
    Class I                                                              (86,852)           --
    Class R2                                                                 (58)           --
    Class R3                                                                  (3)           --
    Class R4                                                                 (86)           --
    Class R5                                                                  (3)           --
  Tax return of capital
    Class A                                                                 (147)           --
    Class B                                                                  (22)           --
    Class C                                                                   (1)           --
    Class I                                                                  (64)           --
----------------------------------------------------------------------------------------------
Total distributions                                                     (319,470)           --

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


YEAR ENDED MAY 31,                                                          2009          2008
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $  41,147,412  $ 61,688,125
  Class B shares                                                       3,987,999     9,901,863
  Class C shares                                                         627,704     1,699,248
  Class I shares                                                      25,753,710    45,443,338
  Class R2 shares                                                         20,139        90,820
  Class R3 shares                                                         11,926            --
  Class R4 shares                                                        208,026       109,752
Reinvestment of distributions at net asset value
  Class A shares                                                         197,142            --
  Class B shares                                                          30,432            --
  Class C shares                                                           1,566            --
  Class I shares                                                          86,912            --
  Class R2 shares                                                             54            --
  Class R4 shares                                                             82            --
Payments for redemptions
  Class A shares                                                     (59,178,268)  (91,278,824)
  Class B shares                                                     (26,214,609)  (32,665,984)
  Class C shares                                                        (524,237)     (534,369)
  Class I shares                                                     (33,153,250)  (10,657,192)
  Class R3 shares                                                           (728)           --
  Class R4 shares                                                       (265,843)      (19,672)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (47,263,831)  (16,222,895)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (313,521,793)   26,735,648
Net assets at beginning of year                                      624,360,201   597,624,553
----------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 310,838,408  $624,360,201
----------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $       7,612  $    (43,104)
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.59        $9.85        $8.35        $7.29        $6.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.04)(b)     (.09)(b)     (.07)        (.06)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (4.41)         .83         1.73         1.34          .46
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.45)         .74         1.66         1.28          .43
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.02)
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
Tax return of capital                                 (.00)(c)       --           --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.13       $10.59        $9.85        $8.35        $7.29
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $207         $398         $400         $418          $25
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.65%        1.65%        1.58%        1.69%        1.97%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.26%        1.42%        1.30%        1.38%        1.55%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.59%)       (.89%)       (.71%)       (.77%)       (.90%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (42.06%)       7.51%       20.14%       17.57%        6.17%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.19        $9.55        $8.17        $7.18        $6.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.09)(b)     (.16)(b)     (.12)        (.12)        (.06)
Net gains (losses) (both realized and
 unrealized)                                         (4.24)         .80         1.66         1.33          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.33)         .64         1.54         1.21          .36
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
Tax return of capital                                 (.00)(c)       --           --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.85       $10.19        $9.55        $8.17        $7.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $30          $81          $97         $119           $7
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.43%        2.41%        2.36%        2.47%        2.75%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.04%        2.19%        2.07%        2.15%        2.34%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.38%)      (1.67%)      (1.48%)      (1.55%)      (1.70%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (42.53%)       6.70%       19.11%       16.86%        5.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.18% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.19        $9.55        $8.17        $7.18        $6.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.09)(b)     (.16)(b)     (.12)        (.11)        (.07)
Net gains (losses) (both realized and
 unrealized)                                         (4.24)         .80         1.66         1.32          .43
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.33)         .64         1.54         1.21          .36
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
Tax return of capital                                 (.00)(c)       --           --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.85       $10.19        $9.55        $8.17        $7.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $3           $2           $2          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.41%        2.41%        2.35%        2.48%        2.75%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.02%        2.19%        2.06%        2.18%        2.35%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.33%)      (1.64%)      (1.47%)      (1.44%)      (1.70%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (42.53%)       6.70%       19.11%       16.86%        5.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.18% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.77        $9.97        $8.42        $7.32        $6.97
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.04)(b)     (.04)        (.02)          --
Net gains (losses) (both realized and
 unrealized)                                         (4.49)         .84         1.75         1.34          .45
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.50)         .80         1.71         1.32          .45
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.03)
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
Tax return of capital                                 (.00)(c)       --           --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.26       $10.77        $9.97        $8.42        $7.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $71         $142          $99          $74          $39
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .98%        1.11%         .96%        1.18%        1.50%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                      .81%         .98%         .91%        1.10%        1.23%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.13%)       (.43%)       (.32%)       (.21%)       (.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return                                       (41.82%)       8.02%       20.57%       18.04%        6.49%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.97% for the year ended May 31, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                $10.62        $9.89        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.06)(c)     (.11)(c)     (.06)
Net gains (losses) (both realized and
 unrealized)                                         (4.43)         .84         1.37
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.49)         .73         1.31
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.12       $10.62        $9.89
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.77%        1.94%        1.72%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.59%        1.74%        1.62%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.89%)      (1.13%)      (1.11%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (42.32%)       7.38%       15.23%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                $10.67        $9.90        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(c)     (.08)(c)     (.05)
Net gains (losses) (both realized and
 unrealized)                                         (4.45)         .85         1.37
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.48)         .77         1.32
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.18       $10.67        $9.90
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.45%        1.66%        1.53%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.21%        1.27%        1.37%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.45%)       (.75%)       (.85%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (42.02%)       7.78%       15.35%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                $10.70        $9.91        $8.39        $7.31        $6.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.05)(b)     (.05)        (.03)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         (4.45)         .84         1.73         1.33          .45
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.47)         .79         1.68         1.30          .44
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income                        --           --           --           --         (.02)
Distributions from realized gains                     (.01)          --         (.16)        (.22)        (.07)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)          --         (.16)        (.22)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.22       $10.70        $9.91        $8.39        $7.31
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.29%        1.42%        1.31%        1.50%        1.80%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .95%        1.03%        1.13%        1.25%        1.37%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.24%)       (.46%)       (.54%)       (.39%)       (.74%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%         202%         218%
--------------------------------------------------------------------------------------------------------------
Total return                                       (41.81%)       7.97%       20.28%       17.79%        6.40%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                $10.72        $9.93        $8.74
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(c)     (.05)(c)     (.03)
Net gains (losses) (both realized and
 unrealized)                                         (4.47)         .84         1.38
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.48)         .79         1.35
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.01)          --         (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.23       $10.72        $9.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.01%        1.16%        1.02%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .85%        1.02%         .87%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.17%)       (.50%)       (.35%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               179%         141%         163%
--------------------------------------------------------------------------------------------------------------
Total return                                       (41.83%)       7.96%       15.70%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Aggressive Growth Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of medium-sized U.S. companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At May 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $2,247,875 and accumulated net realized loss has been decreased by $762,387,507 resulting in a net reclassification adjustment to decrease paid-in capital by $764,635,382.

The tax character of distributions paid for the years indicated is as follows:

                                         YEAR ENDED MAY 31,
                                   2009                             2008
                   ------------------------------------   -----------------------
                   ORDINARY     LONG-TERM    TAX RETURN   ORDINARY     LONG-TERM
                    INCOME    CAPITAL GAIN   OF CAPITAL    INCOME    CAPITAL GAIN
---------------------------------------------------------------------------------
Class A               $--       $199,746        $147         $--          $--
Class B                --         30,735          22          --           --
Class C                --          1,753           1          --           --
Class I                --         86,852          64          --           --
Class R2               --             58          --          --           --
Class R3               --              3          --          --           --
Class R4               --             86          --          --           --
Class R5               --              3          --          --           --


At May 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.................  $          --
Undistributed accumulated long-term gain......  $          --
Accumulated realized loss.....................  $(528,390,106)
Unrealized appreciation (depreciation)........  $  10,204,417


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and

--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. See Investments in Derivatives below for more information.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

The gross notional amount of forward foreign currency contracts was $1 million at May 31, 2009 and the monthly average gross notional contract amount was $6 million for the year ended May 31, 2009.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: 1) the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities and 2) the impact of derivatives transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.



--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF MAY 31, 2009
------------------------------------------------------------
                                 LIABILITY DERIVATIVES
                          ----------------------------------
                            STATEMENT OF ASSETS
                              AND LIABILITIES
RISK EXPOSURE CATEGORY           LOCATION         FAIR VALUE
------------------------------------------------------------
Foreign exchange
  contracts               Unrealized
                          depreciation on
                          forward foreign
                          currency contracts       $(26,187)
------------------------------------------------------------
TOTAL                                              $(26,187)
------------------------------------------------------------



EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF
OPERATIONS FOR THE YEAR ENDED MAY 31, 2009
------------------------------------------------------------
 AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
                          IN INCOME
------------------------------------------------------------
                                                    FORWARD
                                                   CURRENCY
RISK EXPOSURE CATEGORY                             CONTRACTS
------------------------------------------------------------
Foreign exchange contracts                        $1,198,064
------------------------------------------------------------
TOTAL                                             $1,198,064
------------------------------------------------------------

    CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON
              DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------
                                                    FORWARD
                                                   CURRENCY
RISK EXPOSURE CATEGORY                             CONTRACTS
------------------------------------------------------------
Foreign exchange contracts                        $  (76,507)
------------------------------------------------------------
TOTAL                                             $  (76,507)
------------------------------------------------------------


3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.89% to 0.765% annually as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $182,474 for the year ended May 31, 2009. The management fee for the year

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


ended May 31, 2009 was 0.84% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with American Century Investment Management, Inc. and Turner Investment Partners, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. The fee for the year ended May 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2009, other expenses paid to this company were $3,211.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's

--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $926,000 and $22,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $214,908 for Class A, $28,154 for Class B and $529 for Class C for the year ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.26%
Class B.............................................  2.04
Class C.............................................  2.02
Class I.............................................  0.81
Class R2............................................  1.59
Class R3............................................  1.21
Class R4............................................  0.95
Class R5............................................  0.85


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $561,503
Class B..........................................    88,124
Class C..........................................     4,657


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................  $  8
Class R3...........................................     8
Class R4...........................................   230


The management fees waived/reimbursed at the Fund level were $665,129.

Under an agreement which was effective until May 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.31%
Class B.............................................  2.08
Class C.............................................  2.07
Class I.............................................  0.86
Class R2............................................  1.66
Class R3............................................  1.41
Class R4............................................  1.16
Class R5............................................  0.91


Effective June 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any

--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

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performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.28%
Class B.............................................  2.06
Class C.............................................  2.04
Class I.............................................  0.83
Class R2............................................  1.63
Class R3............................................  1.38
Class R4............................................  1.13
Class R5............................................  0.88


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred directly by the Fund will vary.

BANK FEE CREDITS
During the year ended May 31, 2009, the Fund's transfer agency fees were reduced by $4,328 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from June 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $84,532 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $704,559,192 and $749,446,626, respectively, for the year ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadviser were $62,224 for the year ended May 31, 2009.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          YEAR ENDED MAY 31, 2009
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  4,958,253      35,457     (8,781,408)      (3,787,698)
Class B                    539,075       5,710     (3,243,791)      (2,699,006)
Class C                     87,036         294        (86,996)             334
Class I                  3,719,459      15,328     (5,585,478)      (1,850,691)
Class R2                     2,925          10             --            2,935
Class R3                     2,284          --           (120)           2,164
Class R4                    41,627          15        (45,166)          (3,524)
----------------------------------------------------------------------------------



                                          YEAR ENDED MAY 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  5,991,682        --       (9,000,912)      (3,009,230)
Class B                    998,576        --       (3,295,014)      (2,296,438)
Class C                    169,527        --          (55,041)         114,486
Class I                  4,363,848        --       (1,030,333)       3,333,515
Class R2                     8,739        --               --            8,739
Class R4                    10,873        --           (1,904)           8,969
----------------------------------------------------------------------------------


6. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

--------------------------------------------------------------------------------
50  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

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At May 31, 2009 securities valued at $82,380,459 were on loan, secured by cash collateral of $82,868,414 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $166,312 earned from securities lending from Dec. 1, 2008 through May 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $2,845 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $25,345 earned from securities lending from June 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $208,639,703 and $210,209,843, respectively, for the year ended May 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

9. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes the Fund had a capital loss carry-over of $420,383,027 at May 31, 2009, that if not offset by capital gains will expire as follows:

    2010            2011           2012           2017
$315,348,050    $23,741,111    $27,111,944    $54,181,922




--------------------------------------------------------------------------------
52  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

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Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $108,007,079 that is treated for income tax purposes as occurring on June 1, 2009.

For the year ended May 31, 2009, $763,613,904 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
54  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Partners Aggressive Growth Fund (the Fund) (one of the portfolios constituting the RiverSource Managers Series, Inc.) as of May 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
56  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Partners Aggressive Growth Fund of the RiverSource Managers Series, Inc. at May 31, 2009, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
July 21, 2009


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 ANNUAL REPORT  57

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                              55,400(f)          $2,833,156
-------------------------------------------------------------------------------------

AUTOMOBILES (0.8%)
Harley-Davidson                                        257,590(f)           4,371,302
-------------------------------------------------------------------------------------

BEVERAGES (2.4%)
Diageo ADR                                             145,560(c)           7,941,754
Heineken Holding                                       175,690(c)           5,323,825
                                                                      ---------------
Total                                                                      13,265,579
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.4%)
Bank of New York Mellon                                366,000             10,167,480
Goldman Sachs Group                                     21,670              3,132,832
Julius Baer Holding                                    251,800(c)          10,687,322
                                                                      ---------------
Total                                                                      23,987,634
-------------------------------------------------------------------------------------

CHEMICALS (0.7%)
Monsanto                                                38,800              3,187,420
Potash Corp of Saskatchewan                              7,345(c)             850,845
                                                                      ---------------
Total                                                                       4,038,265
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.3%)
Wells Fargo & Co                                       914,163             23,311,157
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.0%)
Iron Mountain                                          403,556(b,f)        10,996,901
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
Cisco Systems                                          186,600(b)           3,452,100
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.2%)
Hewlett-Packard                                        192,670              6,618,215
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.6%)
Martin Marietta Materials                               69,700(f)           5,678,459
Vulcan Materials                                        69,910(f)           3,096,314
                                                                      ---------------
Total                                                                       8,774,773
-------------------------------------------------------------------------------------

CONSUMER FINANCE (2.8%)
American Express                                       610,760(f)          15,177,386
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.2%)
Sealed Air                                             590,262(f)          11,811,143
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
H&R Block                                              199,000(f)           2,905,400
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.8%)
JPMorgan Chase & Co                                    434,890(f)          16,047,441
Moody's                                                169,630(f)           4,646,166
                                                                      ---------------
Total                                                                      20,693,607
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
ABB ADR                                                 62,890(c,f)         1,035,169
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Agilent Technologies                                   260,220(b)           4,743,811
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Transocean                                              62,244(b,c)         4,947,153
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (6.3%)
Costco Wholesale                                       460,950(f)          22,365,293
CVS Caremark                                           403,961             12,038,038
                                                                      ---------------
Total                                                                      34,403,331
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Hershey                                                 38,890              1,369,706
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Becton Dickinson & Co                                   55,600              3,763,008
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Cardinal Health                                        120,550              4,309,663
Express Scripts                                         92,130(b)           5,900,926
Laboratory Corp of America Holdings                     21,400(b,f)         1,304,544
UnitedHealth Group                                     181,030              4,815,398
                                                                      ---------------
Total                                                                      16,330,531
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD DURABLES (0.3%)
Garmin                                                  36,100(c,f)          $753,768
Hunter Douglas                                          26,807(c)           1,070,310
                                                                      ---------------
Total                                                                       1,824,078
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.4%)
Procter & Gamble                                       148,900              7,733,866
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                     95,400(b)             953,046
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Tyco Intl                                              151,861(c)           4,192,882
-------------------------------------------------------------------------------------

INSURANCE (11.0%)
American Intl Group                                    321,100(f)             542,659
Berkshire Hathaway Cl B                                  8,547(b,f)        25,401,683
Hartford Financial Services Group                      116,300(f)           1,667,742
Loews                                                  441,900             11,953,395
Markel                                                   1,630(b,f)           464,550
NIPPONKOA Insurance                                    183,000(c)           1,078,078
Principal Financial Group                               49,800              1,105,560
Progressive                                            748,220(b)          12,068,788
Sun Life Financial                                      29,920(c)             789,290
Transatlantic Holdings                                 131,325(f)           5,083,591
                                                                      ---------------
Total                                                                      60,155,336
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                              31,640(b,f)         2,467,604
Liberty Media -- Interactive Cl A                      129,600(b,e)           759,456
                                                                      ---------------
Total                                                                       3,227,060
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
eBay                                                    77,550(b,f)         1,366,431
Google Cl A                                             18,642(b)           7,778,002
                                                                      ---------------
Total                                                                       9,144,433
-------------------------------------------------------------------------------------

IT SERVICES (0.3%)
Visa Cl A                                               21,640(f)           1,465,244
-------------------------------------------------------------------------------------

MACHINERY (0.3%)
PACCAR                                                  49,460(f)           1,476,381
-------------------------------------------------------------------------------------

MARINE (1.0%)
China Shipping Development Series H                  1,432,000(c)           2,154,429
Kuehne & Nagel Intl                                     40,458(c,f)         3,170,974
                                                                      ---------------
Total                                                                       5,325,403
-------------------------------------------------------------------------------------

MEDIA (4.9%)
Comcast Special Cl A                                   660,320(f)           8,584,160
Grupo Televisa ADR                                     298,000(c,f)         5,298,440
Liberty Entertainment Series A                         103,784(b,e)         2,507,421
News Corp Cl A                                         637,070(f)           6,230,545
Walt Disney                                            165,300(f)           4,003,566
                                                                      ---------------
Total                                                                      26,624,132
-------------------------------------------------------------------------------------

METALS & MINING (0.8%)
BHP Billiton                                           109,700(c)           2,628,963
Rio Tinto                                               39,100(c)           1,781,181
                                                                      ---------------
Total                                                                       4,410,144
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (17.4%)
Canadian Natural Resources                             207,600(c)          12,406,176
China Coal Energy Series H                           4,115,100(c)           4,996,888
ConocoPhillips                                         329,316             15,095,845
Devon Energy                                           278,600(f)          17,618,664
EOG Resources                                          237,900             17,411,901
Occidental Petroleum                                   380,570             25,540,053
OGX Petroleo e Gas Participacoes                         3,200(c)           1,585,358
                                                                      ---------------
Total                                                                      94,654,885
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Sino-Forest Cl A                                       345,310(b,c)         4,017,443
-------------------------------------------------------------------------------------

PHARMACEUTICALS (5.0%)
Johnson & Johnson                                      150,400              8,296,064
Merck & Co                                             171,200(f)           4,721,696
Pfizer                                                 302,800              4,599,532
Schering-Plough                                        382,700              9,337,880
                                                                      ---------------
Total                                                                      26,955,172
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.4%)
Dun & Bradstreet                                        93,900(f)           7,680,081
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
Brookfield Asset Management Cl A                       134,300(c)          $2,362,337
Hang Lung Group                                        825,000(c,f)         3,770,406
                                                                      ---------------
Total                                                                       6,132,743
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Texas Instruments                                      490,060(f)           9,507,164
-------------------------------------------------------------------------------------

SOFTWARE (2.5%)
Activision Blizzard                                    260,300(b)           3,144,424
Microsoft                                              489,300             10,221,477
                                                                      ---------------
Total                                                                      13,365,901
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.6%)
Bed Bath & Beyond                                      198,620(b,f)         5,583,208
CarMax                                                 272,800(b,f)         3,058,088
                                                                      ---------------
Total                                                                       8,641,296
-------------------------------------------------------------------------------------

TOBACCO (0.9%)
Philip Morris Intl                                     112,950              4,816,188
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.7%)
China Merchants Holdings Intl                        2,311,597(c)           7,200,257
COSCO Pacific                                        1,476,200(c)           2,032,266
                                                                      ---------------
Total                                                                       9,232,523
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $562,987,738)                                                     $530,364,728
-------------------------------------------------------------------------------------






BONDS (1.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.8%)
Harley-Davidson Sr Unsecured
 02-01-14                            15.00%          $4,000,000            $4,217,440
-------------------------------------------------------------------------------------

PAPER (0.2%)
Sino-Forest Cv
 08-01-13                             5.00            1,221,000(c,d,g)        961,855
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,221,000)                                                         $5,179,295
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.27%              8,730,039(h)          $8,730,039
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,730,039)                                                         $8,730,039
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (19.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime
 Money Market Fund                                107,238,632            $107,238,632
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $107,238,632)                                                     $107,238,632
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $684,177,409)(i)                                                  $651,512,694
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2009, the value of foreign securities represented 17.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of these securities amounted to $961,855 or 0.2% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At May 31, 2009, security was partially or fully on loan. See Note 6 to the financial statements.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at May 31, 2009, was $961,855 representing 0.18% of net assets. Information concerning such security holdings at May 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Sino-Forest Cv*
       5.00% 2013                           07-17-08       $1,221,000


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2009.

(i) At May 31, 2009, the cost of securities for federal income tax purposes was $684,281,341 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $83,158,009
     Unrealized depreciation                         (115,926,656)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(32,768,647)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                         FAIR VALUE AT MAY 31, 2009
                         ---------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $588,032,325    $63,480,369       $--      $651,512,694




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $568,208,738)             $ 535,544,023
  Affiliated money market fund (identified cost $8,730,039)            8,730,039
  Investments of cash collateral received for securities on loan
    (identified cost $107,238,632)                                   107,238,632
--------------------------------------------------------------------------------
Total investments in securities (identified cost $684,177,409)       651,512,694
Capital shares receivable                                                138,317
Dividends and accrued interest receivable                              1,498,266
Receivable for investment securities sold                                203,495
--------------------------------------------------------------------------------
Total assets                                                         653,352,772
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   726,157
Payable for investment securities purchased                              714,548
Payable upon return of securities loaned                             107,238,632
Accrued investment management services fees                               10,692
Accrued distribution fees                                                 78,808
Accrued transfer agency fees                                               3,383
Accrued administrative services fees                                         876
Accrued plan administration services fees                                     31
Other accrued expenses                                                   111,369
--------------------------------------------------------------------------------
Total liabilities                                                    108,884,496
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 544,468,276
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   1,473,084
Additional paid-in capital                                           670,578,843
Undistributed net investment income                                    5,895,213
Accumulated net realized gain (loss)                                (100,812,730)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (32,666,134)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 544,468,276
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 106,146,187
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $319,303,984           86,102,190                       $3.71(1)
Class B                     $ 68,807,426           19,386,443                       $3.55
Class C                     $  8,381,816            2,350,575                       $3.57
Class I                     $147,813,699           39,425,906                       $3.75
Class R4                    $    161,351               43,267                       $3.73
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  19

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED MAY 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $  12,470,987
Interest                                                                 247,176
Income distributions from affiliated money market fund                   305,538
Fee income from securities lending                                       352,355
  Less foreign taxes withheld                                           (140,265)
--------------------------------------------------------------------------------
Total income                                                          13,235,791
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    4,416,792
Distribution fees
  Class A                                                              1,016,187
  Class B                                                                892,153
  Class C                                                                 98,358
Transfer agency fees
  Class A                                                              1,106,747
  Class B                                                                256,883
  Class C                                                                 27,766
  Class R4                                                                   203
Administrative services fees                                             374,303
Plan administration services fees -- Class R4                              1,016
Compensation of board members                                             18,142
Custodian fees                                                            71,960
Printing and postage                                                     117,650
Registration fees                                                         46,697
Professional fees                                                         41,030
Other                                                                     22,548
--------------------------------------------------------------------------------
Total expenses                                                         8,508,435
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (1,252,508)
  Earnings and bank fee credits on cash balances                          (4,574)
--------------------------------------------------------------------------------
Total net expenses                                                     7,251,353
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        5,984,438
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (100,145,850)
  Foreign currency transactions                                          (75,110)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (100,220,960)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                (239,499,954)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (339,720,914)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(333,736,476)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED MAY 31,                                                          2009            2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   5,984,438  $    4,453,353
Net realized gain (loss) on investments                             (100,220,960)     78,062,582
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                (239,499,954)   (147,895,302)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (333,736,476)    (65,379,367)
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (1,041,638)     (5,328,749)
    Class I                                                             (858,042)     (1,113,892)
    Class R4                                                              (2,901)        (10,246)
  Net realized gain
    Class A                                                          (24,521,677)    (57,660,342)
    Class B                                                           (5,531,725)    (15,547,462)
    Class C                                                             (619,008)     (1,374,710)
    Class I                                                           (8,224,629)     (7,855,870)
    Class R4                                                             (24,624)        (74,836)
------------------------------------------------------------------------------------------------
Total distributions                                                  (40,824,244)    (88,966,107)
------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      59,265,191      77,701,207
  Class B shares                                                       7,041,519      10,928,237
  Class C shares                                                       1,477,547       1,560,350
  Class I shares                                                      50,162,453      76,186,314
  Class R4 shares                                                          6,000          49,185
Reinvestment of distributions at net asset value
  Class A shares                                                      25,021,488      61,212,166
  Class B shares                                                       5,443,975      15,301,750
  Class C shares                                                         608,990       1,353,701
  Class I shares                                                       9,082,391       8,969,184
  Class R4 shares                                                         26,931          83,875
Payments for redemptions
  Class A shares                                                    (164,483,712)   (202,901,003)
  Class B shares                                                     (49,473,967)    (93,092,291)
  Class C shares                                                      (3,273,415)     (4,511,172)
  Class I shares                                                      (6,819,708)     (5,067,202)
  Class R4 shares                                                       (344,647)       (273,992)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (66,258,964)    (52,499,691)
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (440,819,684)   (206,845,165)
Net assets at beginning of year                                      985,287,960   1,192,133,125
------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 544,468,276  $  985,287,960
------------------------------------------------------------------------------------------------
Undistributed net investment income                                $   5,895,213  $    1,890,587
------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.06        $7.02        $6.05        $5.45        $5.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .04(b)       .03          .02          .01
Net gains (losses) (both realized and
 unrealized)                                         (2.11)        (.42)        1.21          .60          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.07)        (.38)        1.24          .62          .43
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.05)        (.02)        (.02)        (.02)
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.28)        (.58)        (.27)        (.02)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.71        $6.06        $7.02        $6.05        $5.45
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $319         $648         $823         $741         $641
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.33%        1.27%        1.18%        1.26%        1.30%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.10%        1.20%        1.13%        1.26%        1.30%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .97%         .55%         .67%         .46%         .58%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (33.78%)      (5.49%)      20.76%       11.38%        8.57%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.84        $6.79        $5.89        $5.32        $4.94
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)      (.01)(b)     (.01)        (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (2.03)        (.41)        1.16          .59          .40
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.02)        (.42)        1.15          .57          .38
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.55        $5.84        $6.79        $5.89        $5.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $69         $162         $258         $281         $294
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.09%        2.02%        1.95%        2.03%        2.06%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.87%        1.96%        1.89%        2.03%        2.06%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .19%        (.23%)       (.11%)       (.30%)       (.20%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (34.26%)      (6.27%)      19.76%       10.71%        7.69%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.87        $6.82        $5.91        $5.34        $4.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)      (.01)(b)     (.01)        (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (2.04)        (.41)        1.17          .58          .40
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.03)        (.42)        1.16          .57          .38
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.57        $5.87        $6.82        $5.91        $5.34
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $8          $15          $20          $18          $17
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.08%        2.02%        1.94%        2.03%        2.07%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.86%        1.96%        1.89%        2.03%        2.07%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .22%        (.21%)       (.09%)       (.31%)       (.20%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (34.24%)      (6.24%)      19.87%       10.67%        7.66%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.12        $7.09        $6.11        $5.49        $5.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .06(b)       .06          .04          .02
Net gains (losses) (both realized and
 unrealized)                                         (2.14)        (.42)        1.20          .62          .44
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.08)        (.36)        1.26          .66          .46
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.08)        (.03)        (.04)        (.04)
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.29)        (.61)        (.28)        (.04)        (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.75        $6.12        $7.09        $6.11        $5.49
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $148         $159          $91          $86          $38
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .79%         .86%         .76%         .83%         .85%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .69%         .84%         .76%         .83%         .85%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.42%         .91%        1.05%         .91%        1.10%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.47%)      (5.20%)      21.04%       11.96%        8.99%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.11        $7.06        $6.08        $5.47        $5.06
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .06(b)       .05          .03          .02
Net gains (losses) (both realized and
 unrealized)                                         (2.13)        (.41)        1.21          .61          .42
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.08)        (.35)        1.26          .64          .44
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.07)        (.03)        (.03)        (.03)
Distributions from realized gains                     (.27)        (.53)        (.25)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.30)        (.60)        (.28)        (.03)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.73        $6.11        $7.06        $6.08        $5.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--           $1           $1           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.11%        1.14%        1.03%        1.09%        1.13%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .80%         .83%         .96%        1.09%        1.13%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.24%         .91%         .87%         .64%         .79%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          14%          12%          20%           2%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.64%)      (4.97%)      20.99%       11.65%        8.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


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26  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Fundamental Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of U.S. companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At May 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares. At May 31, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 27% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which

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28  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

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approximates fair value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

ILLIQUID SECURITIES
At May 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 2009 was $961,855 representing 0.18% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


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           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $77,231 and accumulated net realized loss has been decreased by $77,231.

The tax character of distributions paid for the years indicated is as follows:

                                         YEAR ENDED MAY 31,
                                   2009                      2008
                         ------------------------  ------------------------
                          ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
                           INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
---------------------------------------------------------------------------
Class A                  $1,044,896   $24,518,419  $8,274,241   $54,714,850
Class B                         734     5,530,991     794,873    14,752,589
Class C                         527       618,481      67,905     1,306,805
Class I                     859,135     8,223,536   1,515,243     7,454,519
Class R4                      2,905        24,620      14,069        71,013


At May 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.................  $   5,903,702
Undistributed accumulated long-term gain......  $          --
Accumulated realized loss.....................  $(100,708,798)
Unrealized appreciation (depreciation)........  $ (32,778,555)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses

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30  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

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derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. See Investments in Derivatives below for more information.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


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           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities. At May 31, 2009, and during the year then ended, the Fund had no outstanding forward foreign currency contracts.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.73% to 0.60% annually as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum

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32  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $190,097 for the year ended May 31, 2009. The management fee for the year ended May 31, 2009 was 0.69% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. (Davis) to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Davis to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. The fee for the year ended May 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2009, other expenses paid to this company were $5,351.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.


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           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication, and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,745,000 and $102,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $419,444 for Class A, $74,613 for Class B and $910 for Class C for the year ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.10%
Class B.............................................  1.87
Class C.............................................  1.86
Class I.............................................  0.69
Class R4............................................  0.80




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34  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

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The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $534,623
Class B..........................................   121,069
Class C..........................................    12,936


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $887


The management fees waived/reimbursed at the Fund level were $582,993.

Under an agreement which was effective until May 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.13%
Class B.............................................  1.89
Class C.............................................  1.89
Class I.............................................  0.74
Class R4............................................  1.04


Effective June 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.15%
Class B.............................................  1.92
Class C.............................................  1.91
Class I.............................................  0.70
Class R4............................................  1.00


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


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           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

BANK FEE CREDITS
During the year ended May 31, 2009, the Fund's transfer agency fees were reduced by $4,574 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from June 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $55,017 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $119,224,720 and $183,883,138, respectively, for the year ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         YEAR ENDED MAY 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                13,618,681     7,380,975   (41,911,283)     (20,911,627)
Class B                 1,735,572     1,669,929   (11,744,698)      (8,339,197)
Class C                   392,360       186,235      (862,256)        (283,661)
Class I                12,762,930     2,655,670    (1,928,496)      13,490,104
Class R4                    1,817         7,898       (90,373)         (80,658)
----------------------------------------------------------------------------------


                                         YEAR ENDED MAY 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                11,753,826    10,018,347   (31,954,435)     (10,182,262)
Class B                 1,785,311     2,589,128   (14,617,989)     (10,243,550)
Class C                   253,568       227,896      (727,230)        (245,766)
Class I                12,423,847     1,453,677      (755,817)      13,121,707
Class R4                    7,043        13,638       (44,758)         (24,077)
----------------------------------------------------------------------------------




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36  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

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6. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2009, securities valued at $106,146,187 were on loan, secured by cash collateral of $107,238,632 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $216,542 earned from securities lending from Dec. 1, 2008 through May 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $1,693 through Nov. 30, 2008 and are

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $135,813 earned from securities lending from June 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $113,153,936 and $176,436,662, respectively, for the year ended May 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the

--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

9. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $26,053,833 at May 31, 2009 that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $74,654,965 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman

--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Partners Fundamental Value Fund (the Fund) (one of the portfolios constituting the RiverSource Managers Series, Inc.) as of May 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT  43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Partners Fundamental Value Fund of the RiverSource Managers Series, Inc. at May 31, 2009, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
July 21, 2009


--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
TransDigm Group                                          72,002(b,d)       $2,823,918
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.4%)
BorgWarner                                              112,100(d)          3,615,225
-------------------------------------------------------------------------------------

BEVERAGES (1.7%)
Coca-Cola Enterprises                                    70,000             1,166,200
Dr Pepper Snapple Group                                  94,700(b)          2,057,831
Molson Coors Brewing Cl B                                29,650             1,304,304
                                                                      ---------------
Total                                                                       4,528,335
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.7%)
Invesco                                                 167,000             2,613,550
State Street                                             64,400             2,991,380
Stifel Financial                                         35,900(b,d)        1,563,086
                                                                      ---------------
Total                                                                       7,168,016
-------------------------------------------------------------------------------------

CHEMICALS (2.9%)
Celanese Series A                                       117,400(d)          2,407,874
Intl Flavors & Fragrances                               128,200             4,089,580
Terra Inds                                               35,600               989,324
                                                                      ---------------
Total                                                                       7,486,778
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Bank of Hawaii                                          101,900(d)          3,814,117
Prosperity Bancshares                                    57,700(d)          1,619,062
                                                                      ---------------
Total                                                                       5,433,179
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.1%)
RR Donnelley & Sons                                     428,800             5,780,224
Steelcase Cl A                                          489,389(d)          2,363,749
                                                                      ---------------
Total                                                                       8,143,973
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
Comtech Telecommunications                               88,500(b,d)        2,578,890
Tellabs                                                 206,500(b)          1,146,075
                                                                      ---------------
Total                                                                       3,724,965
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Teradata                                                 60,400(b)          1,304,640
Western Digital                                          68,000(b)          1,689,800
                                                                      ---------------
Total                                                                       2,994,440
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (3.9%)
AptarGroup                                               78,917             2,447,216
Crown Holdings                                           49,300(b,d)        1,158,550
Sonoco Products                                         220,800(d)          5,378,688
Temple-Inland                                            96,400(d)          1,231,992
                                                                      ---------------
Total                                                                      10,216,446
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
NTELOS Holdings                                         212,200             3,792,014
Qwest Communications Intl                               311,400(d)          1,357,704
                                                                      ---------------
Total                                                                       5,149,718
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.8%)
Hawaiian Electric Inds                                  100,200(d)          1,728,450
Northeast Utilities                                      98,500(d)          2,047,815
NV Energy                                               225,000             2,250,000
Pinnacle West Capital                                   138,400             3,826,760
                                                                      ---------------
Total                                                                       9,853,025
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.8%)
Cooper Inds Cl A                                         54,800             1,798,536
General Cable                                            74,600(b)          2,852,704
                                                                      ---------------
Total                                                                       4,651,240
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.0%)
Noble                                                   227,050             7,803,709
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD & STAPLES RETAILING (1.6%)
Kroger                                                   71,900            $1,639,320
Ruddick                                                 102,700(d)          2,583,932
                                                                      ---------------
Total                                                                       4,223,252
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Dean Foods                                               54,700(b)          1,028,360
Sara Lee                                                431,486             3,879,059
                                                                      ---------------
Total                                                                       4,907,419
-------------------------------------------------------------------------------------

GAS UTILITIES (1.9%)
Energen                                                  71,000             2,642,620
Questar                                                  69,500             2,355,355
                                                                      ---------------
Total                                                                       4,997,975
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Beckman Coulter                                          47,972(d)          2,600,082
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.4%)
CIGNA                                                   235,331             5,217,288
Health Management Associates Cl A                       117,800(b)            684,418
Omnicare                                                112,100(d)          3,030,063
                                                                      ---------------
Total                                                                       8,931,769
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.9%)
IMS Health                                              197,900             2,382,716
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.2%)
Darden Restaurants                                      111,500(d)          4,032,955
Royal Caribbean Cruises                                  55,400               834,324
Wyndham Worldwide                                        70,900               835,911
                                                                      ---------------
Total                                                                       5,703,190
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
DR Horton                                                96,400               887,844
Fortune Brands                                           23,000               805,230
Snap-On                                                  62,400(d)          1,943,760
                                                                      ---------------
Total                                                                       3,636,834
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Clorox                                                   17,000               891,480
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
AES                                                     225,200(b)          2,249,748
NRG Energy                                               45,200(b)          1,017,000
                                                                      ---------------
Total                                                                       3,266,748
-------------------------------------------------------------------------------------

INSURANCE (11.1%)
Alleghany                                                 7,803(b,d)        2,028,780
Allstate                                                208,100             5,354,413
Arch Capital Group                                       52,000(b,c)        2,959,320
Endurance Specialty Holdings                             79,900(c)          2,194,853
Fidelity Natl Financial Cl A                            104,400             1,455,336
HCC Insurance Holdings                                  161,700(d)          3,992,373
Lincoln Natl                                            337,220             6,390,318
Prudential Financial                                     42,450             1,694,180
Unum Group                                              174,500(d)          2,985,695
                                                                      ---------------
Total                                                                      29,055,268
-------------------------------------------------------------------------------------

IT SERVICES (2.7%)
Computer Sciences                                       139,600(b,d)        5,927,416
SAIC                                                     65,700(b,d)        1,147,779
                                                                      ---------------
Total                                                                       7,075,195
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Life Technologies                                        76,000(b)          2,947,280
-------------------------------------------------------------------------------------

MACHINERY (2.3%)
Dover                                                   117,900(d)          3,706,776
SPX                                                      52,100             2,391,911
                                                                      ---------------
Total                                                                       6,098,687
-------------------------------------------------------------------------------------

MARINE (0.2%)
Kirby                                                    14,900(b,d)          500,938
-------------------------------------------------------------------------------------

MEDIA (1.6%)
McGraw-Hill Companies                                    59,900(d)          1,802,391
Shaw Communications Cl B                                130,400(c)          2,267,656
                                                                      ---------------
Total                                                                       4,070,047
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (1.3%)
Freeport-McMoRan Copper & Gold                           43,450            $2,364,984
Thompson Creek Metals                                   110,550(b,c,d)      1,061,280
                                                                      ---------------
Total                                                                       3,426,264
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Family Dollar Stores                                     35,300             1,068,531
Kohl's                                                   60,400(b,d)        2,565,188
                                                                      ---------------
Total                                                                       3,633,719
-------------------------------------------------------------------------------------

MULTI-UTILITIES (4.3%)
CMS Energy                                              239,200(d)          2,712,528
PG&E                                                    102,800             3,773,788
SCANA                                                   101,267(d)          3,040,035
Xcel Energy                                             102,500             1,757,875
                                                                      ---------------
Total                                                                      11,284,226
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.8%)
Bill Barrett                                             44,000(b,d)        1,497,320
El Paso                                                  75,100               732,225
Noble Energy                                             13,900               826,772
Spectra Energy                                          112,800             1,810,440
Valero Energy                                            54,900(d)          1,228,113
Walter Energy                                            33,500             1,093,440
                                                                      ---------------
Total                                                                       7,188,310
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.8%)
Digital Realty Trust                                     67,900(d)          2,428,783
Duke Realty                                             700,295(d)          6,659,805
Health Care REIT                                         68,700(d)          2,352,975
Natl Retail Properties                                  122,400(d)          2,094,264
Simon Property Group                                    128,151(d)          6,852,234
                                                                      ---------------
Total                                                                      20,388,061
-------------------------------------------------------------------------------------

ROAD & RAIL (2.2%)
Kansas City Southern                                     98,100(b,d)        1,617,669
Werner Enterprises                                      226,000             4,065,740
                                                                      ---------------
Total                                                                       5,683,409
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Marvell Technology Group                                145,500(b,c)        1,663,065
Microchip Technology                                    161,400(d)          3,481,398
Semtech                                                  38,800(b,d)          624,292
                                                                      ---------------
Total                                                                       5,768,755
-------------------------------------------------------------------------------------

SOFTWARE (1.9%)
Check Point Software Technologies                        30,900(b,c)          721,515
Solera Holdings                                          50,600(b,d)        1,158,740
Sybase                                                   49,200(b,d)        1,600,476
Synopsys                                                 72,400(b,d)        1,410,352
                                                                      ---------------
Total                                                                       4,891,083
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.7%)
Advance Auto Parts                                       13,800               587,742
AutoNation                                               35,900(b)            570,092
Best Buy                                                 55,000(d)          1,930,500
Foot Locker                                             114,600             1,273,206
                                                                      ---------------
Total                                                                       4,361,540
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.3%)
VF                                                       57,900(d)          3,289,878
Warnaco Group                                            89,300(b,d)        2,821,880
                                                                      ---------------
Total                                                                       6,111,758
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.9%)
First Niagara Financial Group                           173,600(d)          2,202,984
Hudson City Bancorp                                     210,800(d)          2,704,564
                                                                      ---------------
Total                                                                       4,907,548
-------------------------------------------------------------------------------------

TOBACCO (0.6%)
Lorillard                                                23,300             1,592,089
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
United Rentals                                          463,358(b)          2,200,951
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $273,597,263)                                                     $256,319,560
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.27%                                     4,742,318(e)         $4,742,318
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,742,318)                                                         $4,742,318
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (27.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     70,779,080           $70,779,080
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $70,779,080)                                                       $70,779,080
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $349,118,661)(f)                                                  $331,840,958
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2009, the value of foreign securities represented 4.2% of net assets.

(d) At May 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2009.

(f) At May 31, 2009, the cost of securities for federal income tax purposes was $362,923,501 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $16,893,130
     Unrealized depreciation                         (47,975,673)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(31,082,543)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                          FAIR VALUE AT MAY 31, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $331,840,958        $--           $--      $331,840,958





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $273,597,263)             $ 256,319,560
  Affiliated money market fund (identified cost $4,742,318)            4,742,318
  Investments of cash collateral received for securities on loan
    (identified cost $70,779,080)                                     70,779,080
--------------------------------------------------------------------------------
Total investments in securities (identified cost $349,118,661)       331,840,958
Capital shares receivable                                                 29,785
Dividends and accrued interest receivable                                868,920
Receivable for investment securities sold                              1,487,208
--------------------------------------------------------------------------------
Total assets                                                         334,226,871
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   267,223
Payable for investment securities purchased                            1,646,553
Payable upon return of securities loaned                              70,779,080
Accrued investment management services fees                                5,485
Accrued distribution fees                                                 41,385
Accrued transfer agency fees                                               1,921
Accrued administrative services fees                                         422
Accrued plan administration services fees                                     11
Other accrued expenses                                                   138,449
--------------------------------------------------------------------------------
Total liabilities                                                     72,880,529
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 261,346,342
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     825,790
Additional paid-in capital                                           400,333,160
Undistributed net investment income                                    2,871,870
Accumulated net realized gain (loss)                                (125,406,775)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (17,277,703)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 261,346,342
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  70,348,382
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $171,586,494           54,027,990                       $3.18(1)
Class B                     $ 33,999,040           11,190,973                       $3.04
Class C                     $  3,664,376            1,209,841                       $3.03
Class I                     $ 52,038,069           16,131,939                       $3.23
Class R4                    $     58,363               18,230                       $3.20
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.37. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED MAY 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $   8,608,435
Income distributions from affiliated money market fund                    84,065
Fee income from securities lending                                        95,855
--------------------------------------------------------------------------------
Total income                                                           8,788,355
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    2,539,813
Distribution fees
  Class A                                                                524,683
  Class B                                                                439,515
  Class C                                                                 44,376
Transfer agency fees
  Class A                                                                630,529
  Class B                                                                139,038
  Class C                                                                 13,745
  Class R4                                                                    32
Administrative services fees                                             172,308
Plan administration services fees -- Class R4                                157
Compensation of board members                                              8,240
Custodian fees                                                           578,060
Printing and postage                                                      79,425
Registration fees                                                         42,960
Professional fees                                                         32,576
Other                                                                     13,266
--------------------------------------------------------------------------------
Total expenses                                                         5,258,723
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (1,029,552)
  Earnings and bank fee credits on cash balances                          (3,089)
--------------------------------------------------------------------------------
Total net expenses                                                     4,226,082
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        4,562,273
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (109,848,531)
  Foreign currency transactions                                              517
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (109,848,014)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 (28,880,403)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (138,728,417)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(134,166,144)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED MAY 31,                                                          2009           2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   4,562,273  $   2,853,560
Net realized gain (loss) on investments                             (109,848,014)    17,201,781
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 (28,880,403)   (64,867,433)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (134,166,144)   (44,812,092)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (2,725,572)    (1,805,294)
    Class B                                                              (68,157)            --
    Class C                                                              (16,786)            --
    Class I                                                             (334,003)      (239,390)
    Class R4                                                              (1,229)          (705)
  Net realized gain
    Class A                                                           (1,132,952)   (42,613,859)
    Class B                                                             (240,449)   (10,954,923)
    Class C                                                              (24,954)      (902,324)
    Class I                                                              (97,618)    (3,235,421)
    Class R4                                                                (358)        (9,896)
-----------------------------------------------------------------------------------------------
Total distributions                                                   (4,642,078)   (59,761,812)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      23,568,797     28,493,014
  Class B shares                                                       2,341,342      4,395,995
  Class C shares                                                         728,566        517,328
  Class I shares                                                      38,078,665      4,691,431
  Class R4 shares                                                         11,999             --
Reinvestment of distributions at net asset value
  Class A shares                                                       3,777,240     43,661,102
  Class B shares                                                         304,317     10,822,584
  Class C shares                                                          40,868        888,102
  Class I shares                                                         431,556      3,474,300
  Class R4 shares                                                          1,389          9,031
Payments for redemptions
  Class A shares                                                     (69,432,688)  (120,365,479)
  Class B shares                                                     (21,944,336)   (44,717,565)
  Class C shares                                                      (1,483,889)    (2,088,652)
  Class I shares                                                      (2,500,776)   (12,518,252)
  Class R4 shares                                                         (2,373)        (7,184)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (26,079,323)   (82,744,245)
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (164,887,545)  (187,318,149)
Net assets at beginning of year                                      426,233,887    613,552,036
-----------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 261,346,342  $ 426,233,887
-----------------------------------------------------------------------------------------------
Undistributed net investment income                                $   2,871,870  $   2,449,227
-----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  23

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.88        $5.93        $7.27        $6.65        $6.13
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .04(b)       .05          .08          .02
Net gains (losses) (both realized and
 unrealized)                                         (1.70)        (.44)        1.35          .64          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.64)        (.40)        1.40          .72          .65
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.03)        (.11)        (.01)        (.01)
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.65)       (2.74)        (.10)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.18        $4.88        $5.93        $7.27        $6.65
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $172         $323         $448         $463         $525
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.76%        1.53%        1.39%        1.30%        1.33%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.39%        1.36%        1.30%        1.30%        1.33%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.66%         .70%         .59%        1.21%         .35%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (33.41%)      (6.67%)      24.19%       10.92%       10.66%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.64        $5.69        $7.06        $6.50        $6.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .00(b),(c)    --          .07         (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.61)        (.43)        1.30          .58          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.58)        (.43)        1.30          .65          .58
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.00)(c)       --         (.04)          --           --
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.02)        (.62)       (2.67)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.04        $4.64        $5.69        $7.06        $6.50
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $34          $77         $126         $151         $203
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.52%        2.29%        2.15%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.15%        2.12%        2.06%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .88%        (.07%)       (.18%)        .37%        (.43%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (33.92%)      (7.46%)      23.24%       10.13%        9.76%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.64        $5.69        $7.06        $6.50        $6.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .00(b),(c)    --          .07         (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.61)        (.43)        1.31          .58          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.58)        (.43)        1.31          .65          .58
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)          --         (.05)          --           --
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.62)       (2.68)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.03        $4.64        $5.69        $7.06        $6.50
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $7           $9          $10          $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.52%        2.29%        2.15%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     2.14%        2.12%        2.06%        2.06%        2.09%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .91%        (.05%)       (.17%)        .40%        (.43%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (33.97%)      (7.43%)      23.32%       10.13%        9.76%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.97        $6.03        $7.36        $6.70        $6.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .06(b)       .07          .12          .04
Net gains (losses) (both realized and
 unrealized)                                         (1.73)        (.45)        1.38          .65          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.66)        (.39)        1.45          .77          .67
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.05)        (.15)        (.02)        (.01)
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.67)       (2.78)        (.11)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.23        $4.97        $6.03        $7.36        $6.70
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $52          $20          $30          $13          $14
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.16%        1.08%         .95%         .83%         .86%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .96%         .98%         .94%         .83%         .86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.21%        1.09%        1.00%        1.56%         .80%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.19%)      (6.37%)      24.65%       11.62%       11.02%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.97% for the year ended May 31, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.93        $5.98        $7.32        $6.68        $6.15
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .06(b)       .06          .10          .03
Net gains (losses) (both realized and
 unrealized)                                         (1.72)        (.44)        1.36          .64          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.65)        (.38)        1.42          .74          .66
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.05)        (.13)        (.01)        (.01)
Distributions from realized gains                     (.02)        (.62)       (2.63)        (.09)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.67)       (2.76)        (.10)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.20        $4.93        $5.98        $7.32        $6.68
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.51%        1.38%        1.22%        1.12%        1.15%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.06%         .98%        1.13%        1.12%        1.15%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.13%        1.10%         .77%        1.63%         .51%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               118%          88%         159%           7%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.26%)      (6.29%)      24.27%       11.26%       10.81%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Select Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes, the Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell Midcap Value Index.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At May 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157

--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which

--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


approximates fair value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ

--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $993,883 and accumulated net realized loss has been decreased by $993,883.

The tax character of distributions paid for the years indicated is as follows:

                                           YEAR ENDED MAY 31,
                                    2009                        2008
                         -------------------------   --------------------------
                          ORDINARY      LONG-TERM      ORDINARY      LONG-TERM
                           INCOME     CAPITAL GAIN      INCOME     CAPITAL GAIN
-------------------------------------------------------------------------------
Class A                  $3,857,442      $1,082      $37,539,888    $6,879,265
Class B                     308,376         230        9,186,454     1,768,469
Class C                      41,716          24          756,394       145,930
Class I                     431,529          92        2,952,507       522,304
Class R4                      1,587          --            9,003         1,598


At May 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.................  $   3,196,395
Undistributed accumulated long-term gain......  $          --
Accumulated realized loss.....................  $(111,922,284)
Unrealized appreciation (depreciation)........  $ (31,086,719)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009 the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an

--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. At May 31, 2009, and for the year then ended, the Fund had no transactions or investments in derivatives within the scope of this Statement.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES
INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.78% to 0.65% annually as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $299,806 for the year ended May 31, 2009. The management fee for the year ended May 31, 2009

--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

was 0.88% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with Systematic Financial Management, L.P. and WEDGE Capital Management, L.L.P., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interest of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. The fee for the year ended May 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2009, other expenses paid to this company were $2,201.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,402,000 and $41,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $153,237 for Class A, $33,511 for Class B and $364 for Class C for the year ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.39%
Class B.............................................  2.15
Class C.............................................  2.14
Class I.............................................  0.96
Class R4............................................  1.06




--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $272,087
Class B..........................................    58,931
Class C..........................................     5,753
Class R4.........................................        12


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $117


The management fees waived/reimbursed at the Fund level were $692,652.

Under an agreement which was effective until May 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.28%
Class B.............................................  2.04
Class C.............................................  2.04
Class I.............................................  0.86
Class R4............................................  1.14


Effective June 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.28%
Class B.............................................  2.05
Class C.............................................  2.04
Class I.............................................  0.83
Class R4............................................  1.13


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

BANK FEE CREDITS
During the year ended May 31, 2009, the Fund's transfer agency fees were reduced by $3,089 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from June 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $538,638 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $342,053,825 and $361,925,281, respectively, for the year ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         YEAR ENDED MAY 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 6,913,248    1,271,816    (20,327,795)     (12,142,731)
Class B                   760,146      106,780     (6,178,088)      (5,311,162)
Class C                   218,721       14,390       (459,754)        (226,643)
Class I                12,703,882      143,374       (752,807)      12,094,449
Class R4                    2,630          464         (1,036)           2,058
----------------------------------------------------------------------------------


                                         YEAR ENDED MAY 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 5,079,766    9,020,889    (23,525,277)      (9,424,622)
Class B                   856,262    2,342,551     (8,804,105)      (5,605,292)
Class C                   104,230      192,647       (434,644)        (137,767)
Class I                   908,015      706,159     (2,601,943)        (987,769)
Class R4                       --        1,851         (1,565)             286
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend

--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2009, securities valued at $70,348,382 were on loan, secured by cash collateral of $70,779,080 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $85,551 earned from securities lending from Dec. 1, 2008 through May 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $1,868 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $10,304 earned from securities lending from June 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.


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38  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $192,909,041 and $196,273,628, respectively, for the year ended May 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than

--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $34,137,314 at May 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $77,784,970 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four

--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE PARTNERS SELECT VALUE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Partners Select Value Fund (the
Fund) (one of the portfolios constituting the RiverSource Managers Series, Inc.) as of May 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through May 31, 2007 were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT  43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Partners Select Value Fund of the RiverSource Managers Series, Inc. at May 31, 2009, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
July 21, 2009


--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

MAY 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.5%)
American Science & Engineering                          1,073                 $67,095
Applied Signal Technology                               1,652(d)               34,576
Ceradyne                                                3,072(b)               69,427
Cubic                                                   2,006                  76,529
Curtiss-Wright                                         24,100                 705,648
Esterline Technologies                                  3,584(b,d)             97,987
HEICO                                                   7,800(d)              272,064
HEICO Cl A                                              5,900                 175,525
Hexcel                                                 34,900(b,d)            373,081
Moog Cl A                                              34,349(b,d)            820,941
Orbital Sciences                                        6,904(b,d)            101,627
Teledyne Technologies                                   3,817(b)              125,465
TransDigm Group                                         2,259(b,d)             88,598
Triumph Group                                           2,189(d)               86,268
                                                                      ---------------
Total                                                                       3,094,831
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Hub Group Cl A                                          4,108(b)               81,174
UTI Worldwide                                          31,200(b,c)            409,032
                                                                      ---------------
Total                                                                         490,206
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
SkyWest                                                 6,102                  62,546
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Autoliv                                                   528(c)               14,668
HAWK Cl A                                               6,126(b)               81,782
Superior Inds Intl                                      2,271                  27,434
TRW Automotive Holdings                                 3,471(b,d)             30,961
                                                                      ---------------
Total                                                                         154,845
-------------------------------------------------------------------------------------

BEVERAGES (0.5%)
Hansen Natural                                         15,400(b,d)            564,872
Heckmann                                                5,400(b,d)             22,140
                                                                      ---------------
Total                                                                         587,012
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
Alkermes                                                  500(b)                4,070
Cubist Pharmaceuticals                                 35,119(b)              599,130
Emergent BioSolutions                                   1,796(b,d)             19,648
Enzon Pharmaceuticals                                   3,740(b,d)             29,995
Martek Biosciences                                     24,009                 508,751
                                                                      ---------------
Total                                                                       1,161,594
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Apogee Enterprises                                      3,466(d)               42,701
Gibraltar Inds                                          5,714                  44,112
Lennox Intl                                             1,601                  49,647
NCI Building Systems                                    2,600(b,d)             11,700
Simpson Mfg                                             4,590(d)               95,656
                                                                      ---------------
Total                                                                         243,816
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.1%)
Calamos Asset Management Cl A                          13,925(d)              172,949
Eaton Vance                                             8,700(d)              235,769
Evercore Partners Cl A                                  6,300(d)              121,716
Gladstone Capital                                      24,900                 177,537
Investment Technology Group                             5,486(b)              114,109
Knight Capital Group Cl A                               4,123(b)               70,957
LaBranche & Co                                          1,276(b)                5,500
optionsXpress Holdings                                 76,954(d)            1,315,143
Stifel Financial                                          770(b)               33,526
SWS Group                                               3,475(d)               44,515
thinkorswim Group                                         630(b)                6,357
TradeStation Group                                     11,251(b)               92,258
Waddell & Reed Financial Cl A                           7,300(d)              178,120
                                                                      ---------------
Total                                                                       2,568,456
-------------------------------------------------------------------------------------

CHEMICALS (1.6%)
Airgas                                                  5,200                 219,752
Albemarle                                              22,100                 623,661
CF Inds Holdings                                        1,345                 104,426
Innophos Holdings                                       1,810                  28,218
Koppers Holdings                                        9,852                 249,157
Minerals Technologies                                     314                  12,284
OM Group                                                3,612(b)               95,718
Schulman A                                              3,550                  53,002


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
Scotts Miracle-Gro Cl A                                13,857                $475,295
Solutia                                                13,613(b)               66,704
                                                                      ---------------
Total                                                                       1,928,217
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
Bank of Hawaii                                          3,250(d)              121,648
Bank of the Ozarks                                     31,300(d)              791,576
Central Pacific Financial                               3,988(d)               23,848
City Natl                                               1,140(d)               41,690
Commerce Bancshares                                     3,382                 106,432
Community Bank System                                   4,092(d)               63,426
CVB Financial                                           5,907(d)               37,509
FirstMerit                                              2,348(d)               40,872
Glacier Bancorp                                         7,555(d)              125,186
NBT Bancorp                                             4,398(d)               96,492
PacWest Bancorp                                         1,299                  18,355
Prosperity Bancshares                                  13,994(d)              392,672
Signature Bank                                          3,739(b)              101,140
SPDR KBW Regional Banking ETF                          25,517(d)              517,995
Sterling Bancshares                                     9,062(d)               57,453
SVB Financial Group                                     4,404(b,d)            118,688
TCF Financial                                           2,977(d)               42,750
Tompkins Financial                                        774(d)               37,423
Trustmark                                               1,903                  37,280
UMB Financial                                           4,832(d)              193,908
United Bankshares                                       2,042                  43,066
Valley Natl Bancorp                                     6,677(d)               81,056
Westamerica Bancorporation                                877                  45,481
Wilshire Bancorp                                        2,268                  10,932
                                                                      ---------------
Total                                                                       3,146,878
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.2%)
ABM Inds                                                5,394(d)               87,275
ATC Technology                                          2,683(b)               39,118
Clean Harbors                                           6,250(b)              340,750
Comfort Systems USA                                     4,783                  44,625
Knoll                                                  41,435(d)              287,145
Mobile Mini                                            28,000(b,d)            353,080
PRG-Schultz Intl                                        3,974(b)               11,405
Sykes Enterprises                                      58,600(b)              955,180
Tetra Tech                                              6,750(b,d)            173,273
Waste Connections                                      17,500(b,d)            444,500
                                                                      ---------------
Total                                                                       2,736,351
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.4%)
ADTRAN                                                 29,400(d)              610,932
ARRIS Group                                            17,342(b)              210,185
Avocent                                                 3,013(b,d)             42,182
Blue Coat Systems                                      13,039(b,d)            184,763
Ciena                                                  12,100(b,d)            133,100
CommScope                                              34,800(b,d)            913,151
Comtech Telecommunications                              3,153(b)               91,878
F5 Networks                                            17,100(b,d)            543,096
Harmonic                                               12,132(b)               70,123
InterDigital                                            2,809(b)               71,967
NETGEAR                                                38,100(b)              534,543
Neutral Tandem                                          2,203(b)               63,887
ORBCOMM                                                63,300(b,d)             97,482
PC-Tel                                                  2,514(b)               13,978
Riverbed Technology                                    17,600(b,d)            353,584
Sierra Wireless                                         4,750(b,c)             30,851
Symmetricom                                             5,342(b)               27,458
Tekelec                                                 7,175(b)              117,168
                                                                      ---------------
Total                                                                       4,110,328
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Adaptec                                                10,275(b)               27,948
Hutchinson Technology                                   2,374(b,d)              5,009
Lexmark Intl Cl A                                       3,776(b)               61,700
Novatel Wireless                                        4,727(b)               55,211
Stratasys                                              19,600(b,d)            205,016
Synaptics                                               6,843(b,d)            240,327
                                                                      ---------------
Total                                                                         595,211
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Chicago Bridge & Iron                                   1,400(c)               18,074
EMCOR Group                                            17,079(b)              383,765
Furmanite                                               1,594(b)                6,408
Insituform Technologies Cl A                            4,126(b)               60,198
Michael Baker                                           3,061(b)              128,654
                                                                      ---------------
Total                                                                         597,099
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSUMER FINANCE (0.1%)
Cash America Intl                                       3,613                 $83,171
First Cash Financial Services                           3,225(b)               48,730
World Acceptance                                        2,121(b,d)             42,484
                                                                      ---------------
Total                                                                         174,385
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.9%)
Crown Holdings                                          5,465(b)              128,428
Rock-Tenn Cl A                                         12,996                 498,786
Silgan Holdings                                         2,497                 110,517
Sonoco Products                                        13,900                 338,604
                                                                      ---------------
Total                                                                       1,076,335
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Capella Education                                       2,527(b,d)            131,884
Hillenbrand                                             7,434                 127,567
Lincoln Educational Services                           21,200(b,d)            390,929
Pre-Paid Legal Services                                   971(b)               41,132
Universal Technical Institute                           2,262(b,d)             31,464
                                                                      ---------------
Total                                                                         722,976
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Financial Federal                                       3,107(d)               77,022
Interactive Brokers Group Cl A                          5,080(b)               75,540
                                                                      ---------------
Total                                                                         152,562
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
CenturyTel                                              4,843(d)              149,407
Consolidated Communications Holdings                   29,100(d)              299,730
Iowa Telecommunications Services                       13,500(d)              159,840
NTELOS Holdings                                        36,700                 655,829
tw telecom                                             49,800(b,d)            590,628
                                                                      ---------------
Total                                                                       1,855,434
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
Central Vermont Public Service                          1,111                  17,954
Cleco                                                  35,084(d)              717,818
Maine & Maritimes                                         537                  20,648
Unisource Energy                                        4,465                 113,590
                                                                      ---------------
Total                                                                         870,010
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                           5,078(d)              138,020
AO Smith                                               14,861(d)              445,681
Belden                                                 28,300                 518,456
Brady Cl A                                              7,751(d)              192,070
GrafTech Intl                                          21,648(b,d)            220,160
Hubbell Cl B                                            2,706                  89,866
Regal-Beloit                                           16,600(d)              655,866
Thomas & Betts                                          4,976(b)              152,664
                                                                      ---------------
Total                                                                       2,412,783
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.9%)
Anixter Intl                                           16,800(b,d)            689,136
Benchmark Electronics                                   8,488(b)              103,554
Brightpoint                                             7,236(b,d)             42,837
Celestica                                              40,854(b,c)            269,228
Cognex                                                  4,257(d)               55,724
CTS                                                     3,855                  22,243
Dolby Laboratories Cl A                                 2,196(b,d)             79,188
Electro Scientific Inds                                 4,316(b,d)             38,671
FARO Technologies                                      27,500(b)              424,325
Gerber Scientific                                       3,210(b,d)             10,368
Insight Enterprises                                     1,726(b)               13,031
Itron                                                   1,806(b,d)            105,362
Keithley Instruments                                      933                   4,012
LoJack                                                  1,169(b)                3,881
Mercury Computer Systems                                2,073(b)               15,630
Methode Electronics                                    29,246                 170,797
Newport                                                 4,586(b,d)             26,782
Plexus                                                 18,400(b)              335,984
RadiSys                                                 2,671(b)               23,131
ScanSource                                             42,200(b,d)          1,044,029
SYNNEX                                                  2,332(b,d)             60,352
TTM Technologies                                        5,242(b)               46,654
                                                                      ---------------
Total                                                                       3,584,919
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.1%)
Atwood Oceanics                                         6,805(b,d)            180,060
BASiC Energy Services                                  13,312(b)              134,717


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
CARBO Ceramics                                         12,775(d)             $483,151
Complete Production Services                           16,700(b)              118,236
Dril-Quip                                              17,426(b,d)            720,043
ENGlobal                                                1,360(b)                7,439
Lufkin Inds                                               605                  27,455
Matrix Service                                          3,124(b)               35,364
Oil States Intl                                        12,063(b)              315,206
Pride Intl                                             14,100(b)              341,502
Unit                                                    5,661(b,d)            189,700
                                                                      ---------------
Total                                                                       2,552,873
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Nash Finch                                              1,759                  51,556
Ruddick                                                11,300                 284,308
Spartan Stores                                          3,026(d)               37,553
United Natural Foods                                   49,510(b,d)          1,125,362
                                                                      ---------------
Total                                                                       1,498,779
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.3%)
B&G Foods Cl A                                         35,900                 260,275
Cosan Cl A                                             28,100(b,c,d)          143,591
Darling Intl                                           59,685(b,d)            451,815
Diamond Foods                                           2,041(d)               60,189
Green Mountain Coffee Roasters                          2,221(b)              185,387
J&J Snack Foods                                        18,888                 708,678
Lancaster Colony                                        1,676                  77,213
Overhill Farms                                          9,873(b)               53,610
Sanderson Farms                                         5,691(d)              248,185
TreeHouse Foods                                        23,289(b,d)            622,515
                                                                      ---------------
Total                                                                       2,811,458
-------------------------------------------------------------------------------------

GAS UTILITIES (0.8%)
Atmos Energy                                            9,977                 239,449
Laclede Group                                           6,592                 204,879
New Jersey Resources                                    5,235                 174,168
Northwest Natural Gas                                   1,208(d)               51,268
South Jersey Inds                                       3,143                 104,913
Southwest Gas                                           1,643                  34,142
UGI                                                     8,304                 200,209
                                                                      ---------------
Total                                                                       1,009,028
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Abaxis                                                  5,700(b,d)             99,693
American Medical Systems Holdings                       9,997(b)              151,654
Conmed                                                  4,702(b,d)             74,057
Cooper Companies                                       31,080(d)              823,931
Cyberonics                                              4,161(b)               60,293
Edwards Lifesciences                                      937(b)               59,818
Greatbatch                                              8,182(b,d)            169,040
Haemonetics                                             2,532(b)              134,778
ICU Medical                                             1,604(b,d)             58,001
IDEXX Laboratories                                      8,500(b,d)            355,725
Immucor                                                37,800(b)              568,890
Integra LifeSciences Holdings                          26,100(b,d)            677,556
Invacare                                               11,973(d)              203,302
Kensey Nash                                             3,602(b,d)             90,194
Natus Medical                                          12,100(b,d)            123,662
STERIS                                                  1,078(d)               25,473
Symmetry Medical                                       63,800(b)              490,622
Thoratec                                                5,486(b,d)            137,589
                                                                      ---------------
Total                                                                       4,304,278
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.4%)
Air Methods                                            17,500(b,d)            461,825
Amedisys                                               24,900(b,d)            757,458
AMERIGROUP                                             22,096(b)              637,691
AmSurg                                                  1,041(b,d)             19,446
CardioNet                                               7,100(b,d)            125,741
Catalyst Health Solutions                              37,080(b,d)            793,140
Centene                                                31,050(b,d)            564,489
Emergency Medical Services Cl A                         3,609(b)              111,879
Gentiva Health Services                                 3,349(b)               53,350
HealthSpring                                            6,293(b)               61,105
HMS Holdings                                            2,732(b,d)             96,030
LHC Group                                              11,231(b)              259,099
LifePoint Hospitals                                    23,200(b,d)            632,200
Magellan Health Services                                3,970(b)              118,544
Molina Healthcare                                       1,817(b)               43,499
MWI Veterinary Supply                                   6,972(b,d)            203,792
PharMerica                                              4,005(b,d)             70,248
PSS World Medical                                      69,282(b,d)          1,113,361
Psychiatric Solutions                                  39,900(b,d)            736,155


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
RehabCare Group                                         2,073(b)              $45,233
VCA Antech                                             40,200(b,d)            975,653
                                                                      ---------------
Total                                                                       7,879,938
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
Phase Forward                                          27,700(b)              387,800
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
AFC Enterprises                                        12,581(b)               87,564
Bally Technologies                                      4,166(b,d)            116,648
CEC Entertainment                                       9,603(b)              308,544
Cheesecake Factory                                     18,200(b)              311,402
Chipotle Mexican Grill Cl B                             4,000(b,d)            272,880
Choice Hotels Intl                                      5,287(d)              144,282
Cracker Barrel Old Country Store                        2,758(d)               86,656
Einstein Noah Restaurant Group                            968(b)                7,638
Isle of Capri Casinos                                   1,370(b,d)             18,002
Panera Bread Cl A                                       3,359(b)              178,833
PF Chang's China Bistro                                 3,294(b,d)            105,210
Ruth's Hospitality Group                                2,293(b)                8,851
Texas Roadhouse Cl A                                   48,600(b,d)            565,219
WMS Inds                                                6,388(b,d)            226,582
                                                                      ---------------
Total                                                                       2,438,311
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Harman Intl Inds                                        3,698                  68,931
Meritage Homes                                          3,816(b)               79,640
Mohawk Inds                                             4,600(b)              176,042
Universal Electronics                                  27,217(b)              533,997
                                                                      ---------------
Total                                                                         858,610
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Central Garden & Pet Cl A                               8,945(b)               88,108
-------------------------------------------------------------------------------------

INSURANCE (5.7%)
Allied World Assurance Holdings                         5,378(c)              203,020
American Financial Group                                8,233                 176,351
Amerisafe                                               4,590(b,d)             74,129
Aspen Insurance Holdings                               26,922(c)              621,629
Brown & Brown                                          41,400                 798,192
Delphi Financial Group Cl A                             5,199(d)               98,989
HCC Insurance Holdings                                 55,850(d)            1,378,936
Montpelier Re Holdings                                 15,500(c)              207,390
Navigators Group                                        1,557(b)               68,103
Platinum Underwriters Holdings                          3,978(c)              114,686
Protective Life                                        32,800(d)              405,408
RLI                                                    18,700(d)              876,282
StanCorp Financial Group                               33,100               1,026,761
Tower Group                                            28,214(d)              674,032
United Fire & Casualty                                  3,590(d)               62,502
Validus Holdings                                        7,420(c)              169,250
                                                                      ---------------
Total                                                                       6,955,660
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
NutriSystem                                             3,551                  48,649
PetMed Express                                         24,173(b,d)            353,409
Ticketmaster Entertainment                              4,749(b)               36,947
                                                                      ---------------
Total                                                                         439,005
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
DealerTrack Holdings                                   31,700(b,d)            454,895
Dice Holdings                                           1,079(b)                5,125
Digital River                                          16,100(b,d)            613,892
EarthLink                                              24,488(b,d)            191,986
Equinix                                                 3,200(b)              238,080
GSI Commerce                                           16,600(b,d)            213,476
j2 Global Communications                                7,125(b)              158,888
Open Text                                               2,943(b,c)            103,682
SAVVIS                                                 19,900(b)              234,223
United Online                                          10,034                  64,218
                                                                      ---------------
Total                                                                       2,278,465
-------------------------------------------------------------------------------------

IT SERVICES (2.6%)
Acxiom                                                 15,924                 170,228
Alliance Data Systems                                   8,400(b,d)            340,200
Broadridge Financial Solutions                          9,304                 154,074
CACI Intl Cl A                                          3,784(b)              145,192
Ciber                                                  10,886(b)               34,944
CSG Systems Intl                                       17,755(b)              244,486
CyberSource                                             7,247(b,d)             94,211
Global Cash Access Holdings                            14,931(b,d)            104,218
Global Payments                                        28,900               1,039,244


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
Heartland Payment Systems                               2,765                 $21,152
Hewitt Associates Cl A                                  4,332(b)              125,628
Integral Systems                                       15,700(b)              119,320
SAIC                                                    5,210(b)               91,019
Wright Express                                         18,709(b)              465,293
                                                                      ---------------
Total                                                                       3,149,209
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
JAKKS Pacific                                           3,425(b)               43,669
Polaris Inds                                            5,021                 159,517
Sport Supply Group                                      1,374                  10,291
                                                                      ---------------
Total                                                                         213,477
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.5%)
Bio-Rad Laboratories Cl A                               1,029(b)               76,599
Dionex                                                  2,306(b)              129,966
ICON ADR                                               47,300(b,c)            824,912
Kendle Intl                                            20,400(b)              212,160
Life Technologies                                       1,876(b)               72,751
PerkinElmer                                            50,800                 826,516
Techne                                                 14,500                 873,915
                                                                      ---------------
Total                                                                       3,016,819
-------------------------------------------------------------------------------------

MACHINERY (4.2%)
Actuant Cl A                                           43,400(d)              532,952
Altra Holdings                                          2,540(b)               16,764
Blount Intl                                             1,355(b)               11,368
Chart Inds                                             10,272(b,d)            218,075
CIRCOR Intl                                             2,078                  50,703
Clarcor                                                27,200(d)              779,552
EnPro Inds                                              4,830(b,d)             85,056
ESCO Technologies                                       1,823(b)               74,050
Gardner Denver                                         13,926(b,d)            394,663
Graco                                                  23,100                 514,899
IDEX                                                   47,980(d)            1,120,334
Lydall                                                  1,776(b)                6,553
RBC Bearings                                           38,700(b,d)            714,015
Robbins & Myers                                        12,632                 241,776
Timken                                                  8,646                 146,204
Toro                                                    3,295(d)              101,486
Watts Water Technologies Cl A                           3,672                  75,313
                                                                      ---------------
Total                                                                       5,083,763
-------------------------------------------------------------------------------------

MARINE (0.3%)
Kirby                                                  10,318(b,d)            346,891
-------------------------------------------------------------------------------------

MEDIA (1.5%)
CTC Media                                               1,964(b,c)             19,463
DreamWorks Animation SKG Cl A                             467(b)               13,011
John Wiley & Sons Cl A                                 30,500                 964,105
Mediacom Communications Cl A                            2,889(b)               17,305
Regal Entertainment Group Cl A                         62,900                 802,604
                                                                      ---------------
Total                                                                       1,816,488
-------------------------------------------------------------------------------------

METALS & MINING (1.2%)
Brush Engineered Materials                              2,550(b,d)             39,143
Compass Minerals Intl                                   2,818(d)              151,129
Eldorado Gold                                          61,000(b,c)            605,120
Reliance Steel & Aluminum                              16,800                 638,232
                                                                      ---------------
Total                                                                       1,433,624
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Dollar Tree                                             3,912(b)              175,140
Fred's Cl A                                             4,995                  64,086
                                                                      ---------------
Total                                                                         239,226
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
CH Energy Group                                         1,203                  49,888
NorthWestern                                            9,300                 199,299
                                                                      ---------------
Total                                                                         249,187
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Zebra Technologies Cl A                                 6,308(b,d)            137,704
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.7%)
Alpha Natural Resources                                18,713(b)              515,543
Arena Resources                                        20,200(b,d)            723,564
Bill Barrett                                           15,500(b)              527,465
Comstock Resources                                     26,100(b)            1,039,563
Concho Resources                                       30,600(b)              980,730
Denbury Resources                                      15,000(b)              257,850
Encore Acquisition                                      3,700(b)              131,313
EXCO Resources                                         70,600(b,d)          1,086,535
Penn Virginia                                           4,394(d)               84,013
Petroleum Development                                   1,902(b)               34,445


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
St. Mary Land & Exploration                             6,597(d)             $142,891
Stone Energy                                            3,854(b,d)             32,566
World Fuel Services                                     3,759(d)              159,532
                                                                      ---------------
Total                                                                       5,716,010
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Buckeye Technologies                                   12,750(b)               64,643
Clearwater Paper                                        1,908(b)               45,162
Kapstone Paper and Packaging                            5,839(b)               24,816
                                                                      ---------------
Total                                                                         134,621
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Chattem                                                 1,730(b,d)            103,333
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
King Pharmaceuticals                                   15,575(b)              147,340
Matrixx Initiatives                                       623(b)               11,594
Medicis Pharmaceutical Cl A                             9,995(d)              157,121
Perrigo                                                 8,100(d)              217,565
Questcor Pharmaceuticals                                2,279(b,d)              9,709
Sucampo Pharmaceuticals Cl A                            1,023(b,d)              5,739
ViroPharma                                              9,726(b)               67,596
                                                                      ---------------
Total                                                                         616,664
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (3.9%)
Administaff                                            17,600                 378,400
Advisory Board                                         18,300(b,d)            424,560
COMSYS IT Partners                                     12,624(b)               63,877
FTI Consulting                                         20,400(b,d)          1,024,488
Heidrick & Struggles Intl                               2,025(d)               37,159
Huron Consulting Group                                  6,700(b,d)            307,061
Kforce                                                 41,600(b,d)            387,296
MPS Group                                              55,200(b)              418,968
On Assignment                                           1,597(b)                5,701
Resources Connection                                   41,800(b,d)            774,554
Robert Half Intl                                       35,000(d)              748,650
School Specialty                                        4,900(b,d)             93,198
Spherion                                                2,000(b)                6,880
Watson Wyatt Worldwide Cl A                             1,790(d)               67,913
                                                                      ---------------
Total                                                                       4,738,705
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.2%)
Colonial Properties Trust                               8,098                  63,002
Corporate Office Properties Trust                       2,168                  64,346
Equity Lifestyle Properties                             7,845(d)              307,838
Extra Space Storage                                     4,266(d)               32,038
Gladstone Commercial                                   23,800                 278,698
Hatteras Financial                                      4,700                 117,124
Highwoods Properties                                    5,200                 117,624
Home Properties                                         3,926                 130,736
Kilroy Realty                                           4,193(d)               89,269
Mack-Cali Realty                                        5,975(d)              147,642
MFA Financial                                         147,700                 924,602
Mid-America Apartment Communities                       9,305(d)              337,678
Natl Retail Properties                                  9,578(d)              163,880
PS Business Parks                                       2,862(d)              128,418
Realty Income                                           3,196(d)               68,618
Senior Housing Properties Trust                        13,890                 232,658
Sovran Self Storage                                     2,718                  65,667
Sunstone Hotel Investors                               40,715(d)              236,554
Tanger Factory Outlet Centers                           4,024                 130,217
Taubman Centers                                        10,888(d)              269,369
                                                                      ---------------
Total                                                                       3,905,978
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Jones Lang LaSalle                                     11,300(d)              396,065
Thomas Properties Group                                30,500                  45,445
                                                                      ---------------
Total                                                                         441,510
-------------------------------------------------------------------------------------

ROAD & RAIL (2.8%)
Arkansas Best                                           2,698                  75,841
Genesee & Wyoming Cl A                                  2,600(b,d)             75,192
Heartland Express                                      77,713(d)            1,220,094
JB Hunt Transport Services                             27,800                 854,294


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ROAD & RAIL (CONT.)
Knight Transportation                                  62,872(d)           $1,115,349
Old Dominion Freight Line                               2,922(b,d)             86,053
                                                                      ---------------
Total                                                                       3,426,823
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Actel                                                   1,568(b,d)             17,687
Advanced Energy Inds                                    2,403(b,d)             22,708
ASM Intl                                                8,095(b,c,d)          114,463
Atheros Communications                                  7,600(b)              127,376
ATMI                                                   19,100(b,d)            309,993
Cavium Networks                                        39,300(b,d)            567,492
Cirrus Logic                                            1,195(b)                4,649
Cohu                                                    1,028                   9,509
Cypress Semiconductor                                  30,326(b)              260,804
Exar                                                    6,894(b,d)             44,535
FEI                                                     4,698(b)              102,228
FormFactor                                             28,300(b,d)            513,645
Integrated Device Technology                            9,473(b)               53,333
Micrel                                                  2,980                  21,903
MKS Instruments                                         5,348(b)               72,251
Pericom Semiconductor                                   3,093(b)               29,229
Power Integrations                                     63,000(d)            1,389,781
Rudolph Technologies                                    3,725(b,d)             16,502
Semtech                                                37,004(b)              595,394
Silicon Image                                          22,453(b)               53,214
Silicon Laboratories                                    1,841(b,d)             61,894
Skyworks Solutions                                     35,174(b)              335,208
Standard Microsystems                                   7,983(b,d)            147,207
Ultratech                                               1,480(b)               18,589
Varian Semiconductor Equipment Associates               7,948(b,d)            186,937
Verigy                                                 57,200(b,c)            686,400
Volterra Semiconductor                                  6,093(b)               83,230
                                                                      ---------------
Total                                                                       5,846,161
-------------------------------------------------------------------------------------

SOFTWARE (3.3%)
Blackbaud                                              36,400(d)              504,868
Blackboard                                              2,100(b,d)             60,522
CommVault Systems                                      34,100(b,d)            421,135
Epicor Software                                         5,693(b,d)             29,262
Informatica                                            11,431(b,d)            186,668
JDA Software Group                                      3,624(b)               53,998
Manhattan Associates                                    1,411(b,d)             24,819
Mentor Graphics                                         8,089(b)               45,460
NetScout Systems                                        3,709(b)               34,790
Progress Software                                       4,980(b)              111,652
Quest Software                                         41,003(b)              529,759
Rosetta Stone                                           1,900(b)               45,809
Soapstone Networks                                      6,236(b)               23,634
SolarWinds                                                500(b,d)              7,500
Solera Holdings                                        46,500(b)            1,064,851
SPSS                                                    5,313(b,d)            177,295
Sybase                                                  8,919(b,d)            290,135
Synopsys                                               11,828(b,d)            230,409
Take-Two Interactive Software                          10,330                  89,458
Taleo Cl A                                              3,768(b)               58,404
Tyler Technologies                                      3,556(b,d)             59,741
                                                                      ---------------
Total                                                                       4,050,169
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.8%)
Aaron Rents                                             9,080                 295,736
Aeropostale                                             3,668(b)              126,986
Cabela's                                                4,890(b)               64,988
Cato Cl A                                               3,742                  71,996
Children's Place Retail Stores                          3,106(b,d)            111,536
Dress Barn                                              5,667(b,d)             89,709
Finish Line Cl A                                        6,919                  47,810
Genesco                                                11,410(b)              294,264
GUESS?                                                  7,100                 183,322
Hibbett Sports                                          3,497(b,d)             63,051
Hot Topic                                              11,610(b,d)             83,708
Jo-Ann Stores                                          14,190(b,d)            306,646
Midas                                                     638(b)                6,380
Stage Stores                                            5,123                  62,142
Tractor Supply                                          4,942(b,d)            189,674
Wet Seal Cl A                                          79,800(b)              251,370
                                                                      ---------------
Total                                                                       2,249,318
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Carter's                                                7,049(b,d)            166,709
Fossil                                                  5,518(b,d)            123,493
Maidenform Brands                                       2,382(b)               30,775
Steven Madden                                           1,847(b)               50,275
True Religion Apparel                                   2,211(b,d)             50,986
UniFirst                                                2,010                  68,642
Volcom                                                 34,425(b,d)            470,590


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Warnaco Group                                          26,600(b)             $840,559
Wolverine World Wide                                    6,212(d)              123,060
                                                                      ---------------
Total                                                                       1,925,089
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
Charter Financial                                         679                   7,231
First Niagara Financial Group                           6,036                  76,597
Provident Financial Services                            6,552(d)               64,472
Trustco Bank NY                                        10,169                  57,353
WSFS Financial                                          5,400                 143,262
                                                                      ---------------
Total                                                                         348,915
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.6%)
Beacon Roofing Supply                                  58,637(b)              850,237
Interline Brands                                       26,200(b)              349,770
Rush Enterprises Cl A                                  38,700(b)              451,629
Watsco                                                 27,900(d)            1,373,516
WESCO Intl                                              6,375(b,d)            170,404
                                                                      ---------------
Total                                                                       3,195,556
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
SBA Communications Cl A                                44,100(b,d)          1,127,637
Syniverse Holdings                                      9,898(b,d)            147,975
                                                                      ---------------
Total                                                                       1,275,612
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $135,864,715)                                                     $119,489,959
-------------------------------------------------------------------------------------




MONEY MARKET FUND (1.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.27%               1,979,972(e)         $1,979,972
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,979,972)                                                         $1,979,972
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (27.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     33,341,079           $33,341,079
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $33,341,079)                                                       $33,341,079
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $171,185,766)(f)                                                  $154,811,010
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2009, the value of foreign securities represented 3.7% of net assets.

(d) At May 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2009.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

(f) At May 31, 2009, the cost of securities for federal income tax purposes was $174,102,035 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $7,822,227
     Unrealized depreciation                         (27,113,252)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(19,291,025)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                          FAIR VALUE AT MAY 31, 2009
                          ----------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
------------------------------------------------------------------------------------
Investments in
  securities                 $154,811,010        $--          $--       $154,811,010





--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  27

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
MAY 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $135,864,715)                       $119,489,959
  Affiliated money market fund (identified cost $1,979,972)                     1,979,972
  Investments of cash collateral received for securities on loan
    (identified cost $33,341,079)                                              33,341,079
-----------------------------------------------------------------------------------------
Total investments in securities (identified cost $171,185,766)                154,811,010
Capital shares receivable                                                          30,239
Dividends and accrued interest receivable                                          58,767
Receivable for investment securities sold                                       1,299,997
-----------------------------------------------------------------------------------------
Total assets                                                                  156,200,013
-----------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                            155,536
Payable for investment securities purchased                                       537,332
Payable upon return of securities loaned                                       33,341,079
Accrued investment management services fees                                         3,201
Accrued distribution fees                                                          23,850
Accrued transfer agency fees                                                        1,280
Accrued administrative services fees                                                  264
Accrued plan administration services fees                                             416
Other accrued expenses                                                            100,001
-----------------------------------------------------------------------------------------
Total liabilities                                                              34,162,959
-----------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                           $122,037,054
-----------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                              $    358,193
Additional paid-in capital                                                    206,681,552
Excess of distributions over net investment income                                 (2,002)
Accumulated net realized gain (loss)                                          (68,625,933)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies          (16,374,756)
-----------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock     $122,037,054
-----------------------------------------------------------------------------------------
*Including securities on loan, at value                                      $ 32,966,636
-----------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $106,851,808           31,129,071                       $3.43(1)
Class B                     $ 11,759,149            3,675,291                       $3.20
Class C                     $  1,271,635              397,882                       $3.20
Class I                     $      6,010                1,724                       $3.49
Class R4                    $  2,148,452              615,294                       $3.49
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.64. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
YEAR ENDED MAY 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $  1,674,962
Interest                                                                  1,240
Income distributions from affiliated money market fund                  125,753
Fee income from securities lending                                      112,891
  Less foreign taxes withheld                                            (1,350)
-------------------------------------------------------------------------------
Total income                                                          1,913,496
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,381,155
Distribution fees
  Class A                                                               326,818
  Class B                                                               153,089
  Class C                                                                14,814
Transfer agency fees
  Class A                                                               449,579
  Class B                                                                55,774
  Class C                                                                 5,293
  Class R4                                                                1,146
Administrative services fees                                            119,853
Plan administration services fees -- Class R4                             5,730
Compensation of board members                                             4,261
Custodian fees                                                           95,040
Printing and postage                                                     69,026
Registration fees                                                        43,390
Professional fees                                                        31,674
Other                                                                     7,800
-------------------------------------------------------------------------------
Total expenses                                                        2,764,442
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (684,841)
  Earnings and bank fee credits on cash balances                         (1,991)
-------------------------------------------------------------------------------
Total net expenses                                                    2,077,610
-------------------------------------------------------------------------------
Investment income (loss) -- net                                        (164,114)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   (46,439,858)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                (33,395,591)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (79,835,449)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(79,999,563)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


YEAR ENDED MAY 31,                                                          2009          2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $    (164,114) $ (1,425,180)
Net realized gain (loss) on investments                              (46,439,858)   11,450,219
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 (33,395,591)  (43,720,670)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (79,999,563)  (33,695,631)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                                   --   (26,018,403)
    Class B                                                                   --    (3,775,350)
    Class C                                                                   --      (323,974)
    Class I                                                                   --        (1,236)
    Class R4                                                                  --      (413,170)
----------------------------------------------------------------------------------------------
Total distributions                                                           --   (30,532,133)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      17,713,321    20,007,195
  Class B shares                                                       1,640,368     2,573,166
  Class C shares                                                         309,004       284,363
  Class R4 shares                                                        530,053       693,992
Reinvestment of distributions at net asset value
  Class A shares                                                              --    25,538,787
  Class B shares                                                              --     3,719,181
  Class C shares                                                              --       315,340
  Class R4 shares                                                             --       411,736
Payments for redemptions
  Class A shares                                                     (37,297,795)  (69,479,034)
  Class B shares                                                      (7,033,848)  (16,314,699)
  Class C shares                                                        (501,583)   (1,027,889)
  Class R4 shares                                                       (453,266)   (1,130,329)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (25,093,746)  (34,408,191)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (105,093,309)  (98,635,955)
Net assets at beginning of year                                      227,130,363   325,766,318
----------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 122,037,054  $227,130,363
----------------------------------------------------------------------------------------------
Excess of distributions over net investment income                 $      (2,002) $     (2,551)
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.38        $6.79        $6.01        $5.81        $5.63
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)  (.03)(b)     (.03)        (.04)        (.04)
Net gains (losses) (both realized and
 unrealized)                                         (1.95)        (.66)        1.05          .98          .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)        (.69)        1.02          .94          .82
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.43        $5.38        $6.79        $6.01        $5.81
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $107         $196         $275         $302         $123
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.76%        1.69%        1.58%        1.76%        1.81%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.30%        1.31%        1.32%        1.51%        1.55%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.03%)       (.45%)       (.50%)       (.74%)       (.84%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (36.25%)      (9.95%)      17.57%       16.60%       14.62%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.30% for the year ended May 31, 2008.
(h) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.05        $6.47        $5.79        $5.66        $5.54
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(b)     (.07)(b)     (.08)        (.09)        (.08)
Net gains (losses) (both realized and
 unrealized)                                         (1.82)        (.63)        1.00          .96          .84
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.85)        (.70)         .92          .87          .76
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.20        $5.05        $6.47        $5.79        $5.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12          $26          $44          $60          $46
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.53%        2.45%        2.35%        2.54%        2.58%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.07%        2.07%        2.09%        2.29%        2.31%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.80%)      (1.21%)      (1.27%)      (1.53%)      (1.60%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (36.63%)     (10.65%)      16.49%       15.76%       13.73%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.06% for the year ended May 31, 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.04        $6.46        $5.78        $5.65        $5.53
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(b)     (.07)(b)     (.08)        (.09)        (.09)
Net gains (losses) (both realized and
 unrealized)                                         (1.81)        (.63)        1.00          .96          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.84)        (.70)         .92          .87          .76
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.20        $5.04        $6.46        $5.78        $5.65
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $2           $3           $4           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.52%        2.45%        2.34%        2.54%        2.57%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.06%        2.07%        2.09%        2.29%        2.31%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.79%)      (1.22%)      (1.26%)      (1.53%)      (1.60%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (36.51%)     (10.66%)      16.52%       15.78%       13.74%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.06% for the year ended May 31, 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.43        $6.83        $6.09        $5.86        $5.66
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .00(b),(c)    --         (.03)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (1.96)        (.68)         .98         1.00          .87
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.94)        (.68)         .98          .97          .84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.49        $5.43        $6.83        $6.09        $5.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $14           $7
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.17%        1.19%        1.09%        1.29%        1.32%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                      .85%         .90%         .97%        1.24%        1.30%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .53%        (.05%)       (.06%)       (.47%)       (.59%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return                                       (35.73%)      (9.75%)      16.68%       16.98%       14.89%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets for the years ended May 31, 2009 and May 31, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


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34  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

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CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.46        $6.87        $6.07        $5.85        $5.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)      (.02)(b)     (.02)        (.03)        (.04)
Net gains (losses) (both realized and
 unrealized)                                         (1.98)        (.67)        1.06          .99          .88
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.97)        (.69)        1.04          .96          .84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.72)        (.24)        (.74)        (.64)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.49        $5.46        $6.87        $6.07        $5.85
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $3           $4           $4          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.47%        1.50%        1.39%        1.53%        1.63%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.14%        1.16%        1.15%        1.30%        1.37%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .15%        (.29%)       (.33%)       (.50%)       (.67%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         106%          70%          88%          88%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.08%)      (9.84%)      17.72%       16.84%       14.92%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended May 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.15% for the year ended May 31, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


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            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Small Cap Equity Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities issued by small companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At May 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements

--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income has been decreased by $164,663 and accumulated net realized loss has been decreased by $60,013 resulting in a net reclassification adjustment to decrease paid-in capital by $224,676.

The tax character of distributions paid for the years indicated is as follows:

                                            YEAR ENDED MAY 31,
                                     2009                       2008
                           -----------------------   --------------------------
                           ORDINARY     LONG-TERM      ORDINARY      LONG-TERM
                            INCOME    CAPITAL GAIN      INCOME     CAPITAL GAIN
-------------------------------------------------------------------------------
Class A                       $--          $--       $11,860,160    $14,158,243
Class B                        --           --         1,721,466      2,053,884
Class C                        --           --           147,725        176,249
Class I                        --           --               564            672
Class R4                       --           --           188,389        224,781


At May 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................   $         --
Undistributed accumulated long-term gain.......   $         --
Accumulated realized loss......................   $(65,709,663)
Unrealized appreciation (depreciation).........   $(19,293,028)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. At May 31, 2009, and for the year then ended, the Fund had no transactions or investments in derivatives within the scope of this statement.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.97% to 0.87% annually as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum

--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $72,062 for the year ended May 31, 2009. The management fee for the year ended May 31, 2009, was 0.92% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with American Century Investment Management, Inc., Lord, Abbett & Co. LLC and Jennison Associates LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's net assets increase. The fee for the year ended May 31, 2009, was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2009 other expenses paid to this company were $1,220.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $499,000 and $19,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $105,900 for Class A, $8,810 for Class B and $90 for Class C for the year ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding

--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.30%
Class B.............................................  2.07
Class C.............................................  2.06
Class I.............................................  0.85
Class R4............................................  1.14


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $187,022
Class B..........................................    21,902
Class C..........................................     2,149


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $384


The management fees waived/reimbursed at the Fund level were $473,384.

Under an agreement which was effective until May 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.35%
Class B.............................................  2.12
Class C.............................................  2.11
Class I.............................................  0.90
Class R4............................................  1.20


Effective June 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.33%
Class B.............................................  2.10
Class C.............................................  2.09
Class I.............................................  0.88
Class R4............................................  1.18


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended May 31, 2009, the Fund's custodian and transfer agency fees were reduced by $1,991 as a result of earnings and bank fee credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from June 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $115,845 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $101,165,098 and $123,785,106, respectively, for the year ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadviser were $141 for the year ended May 31, 2009.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        YEAR ENDED MAY 31, 2009
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               4,702,151           --    (10,040,709)      (5,338,558)
Class B                 458,438           --     (1,858,014)      (1,399,576)
Class C                  87,450           --       (133,123)         (45,673)
Class R4                154,684           --       (125,936)          28,748




--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                        YEAR ENDED MAY 31, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               3,398,616    4,864,531    (12,271,465)      (4,008,318)
Class B                 475,145      751,350     (2,898,020)      (1,671,525)
Class C                  53,331       63,834       (194,699)         (77,534)
Class R4                122,244       77,249       (203,472)          (3,979)


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2009, securities valued at $32,966,636 were on loan, secured by cash collateral of $33,341,079 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $78,576 earned from securities lending from Dec. 1, 2008 through May 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $1,257 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $34,315 earned from securities lending from June 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $42,127,815 and $51,398,026, respectively, for the year ended May 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing

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46  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $22,559,518 at May 31, 2009, that if not offset by capital gains will expire as follows:


   2010           2017
$7,164,740    $15,394,778


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $43,150,145 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

--------------------------------------------------------------------------------
48  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

10. SUBSEQUENT EVENT

On June 11, 2009, the Fund's Board of Directors approved in principle the merger of the Fund into Seligman Smaller-Cap Value Fund. Completion of the merger is subject to approval by shareholders of the Fund. It is currently anticipated that, pending final approval from the Fund's Directors, proxy materials regarding the merger will be distributed to shareholders during the fourth quarter of 2009 or the first quarter of 2010, and that a meeting of shareholders to consider the merger will be scheduled for the first quarter of 2010.


--------------------------------------------------------------------------------
50  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Partners Small Cap Equity Fund (the
Fund) (one of the portfolios constituting the RiverSource Managers Series, Inc.) as of May 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT  51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Partners Small Cap Equity Fund of the RiverSource Managers Series, Inc. at May 31, 2009, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
July 21, 2009


--------------------------------------------------------------------------------
52  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
MAY 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (88.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
Cubic                                                    12,912(d)           $492,593
Ducommun                                                  5,022(d)             95,468
Hexcel                                                  114,000(b,d)        1,218,660
                                                                      ---------------
Total                                                                       1,806,721
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
Forward Air                                              70,500(d)          1,503,060
-------------------------------------------------------------------------------------

AIRLINES (1.5%)
Air France-KLM ADR                                      286,770(c)          4,586,885
AirTran Holdings                                         20,422(b,d)          103,540
Continental Airlines Cl B                                 5,071(b,d)           47,262
JetBlue Airways                                           9,262(b)             41,957
                                                                      ---------------
Total                                                                       4,779,644
-------------------------------------------------------------------------------------

AUTO COMPONENTS (2.5%)
American Axle & Mfg Holdings                            395,400               806,616
Cooper Tire & Rubber                                    249,573(d)          2,645,474
Dana Holding                                            417,619(b)            547,081
Gentex                                                  264,200(d)          3,114,918
Lear                                                    321,700(b,d)          398,908
Spartan Motors                                           26,478               249,952
                                                                      ---------------
Total                                                                       7,762,949
-------------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Thor Inds                                                63,980(d)          1,286,638
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (--%)
Emergent BioSolutions                                    11,228(b,d)          122,834
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.7%)
Simpson Mfg                                              99,200(d)          2,067,328
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
BlackRock Kelso Capital                                  55,245               359,645
Hercules Technology Growth Capital                       51,892               389,190
Legg Mason                                              105,800(d)          2,039,824
PennantPark Investment                                   25,425               172,890
Penson Worldwide                                         27,063(b)            267,382
                                                                      ---------------
Total                                                                       3,228,931
-------------------------------------------------------------------------------------

CHEMICALS (0.7%)
American Pacific                                          3,446(b)             21,641
NewMarket                                                 4,630(d)            335,999
PolyOne                                                 567,700(b,d)        1,708,777
                                                                      ---------------
Total                                                                       2,066,417
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.9%)
Bank of the Ozarks                                        8,471(d)            214,232
Boston Private Financial Holdings                       252,948(d)          1,259,681
Cathay General Bancorp                                  107,000(d)          1,108,520
CVB Financial                                           178,000(d)          1,130,300
Intl Bancshares                                          73,000(d)            819,060
Oriental Financial Group                                 20,047(c,d)          198,666
Park Natl                                                15,447(d)            973,161
Pennsylvania Commerce Bancorp                               552(b,d)           10,024
Republic Bancorp Cl A                                     4,967(d)            120,450
Southside Bancshares                                     10,137(d)            232,340
Synovus Financial                                       182,000               595,140
Westamerica Bancorporation                                7,736(d)            401,189
Zions Bancorporation                                    143,000(d)          1,956,239
                                                                      ---------------
Total                                                                       9,019,002
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (1.8%)
ATC Technology                                           57,000(b)           $831,060
Comfort Systems USA                                       9,000                83,970
Copart                                                   52,000(b,d)        1,595,880
Cornell Companies                                        28,236(b,d)          479,447
Schawk                                                  126,000(d)            882,000
United Stationers                                        47,000(b)          1,683,070
                                                                      ---------------
Total                                                                       5,555,427
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.4%)
3Com                                                  1,183,514(b)          5,112,779
Anaren                                                   41,533(b,d)          667,851
ARRIS Group                                              25,174(b,d)          305,109
Black Box                                                 3,463               114,002
EMS Technologies                                          9,361(b,d)          183,008
NETGEAR                                                  10,088(b)            141,535
Plantronics                                              29,432               525,067
Sycamore Networks                                       171,882(b,d)          515,646
                                                                      ---------------
Total                                                                       7,564,997
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
Avid Technology                                         146,801(b,d)        2,090,446
Diebold                                                  87,500             2,163,000
Electronics for Imaging                                 175,000(b)          1,779,750
                                                                      ---------------
Total                                                                       6,033,196
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.2%)
Granite Construction                                         98(d)              3,582
Insituform Technologies Cl A                            158,400(b)          2,311,056
Pike Electric                                           122,070(b)          1,335,446
                                                                      ---------------
Total                                                                       3,650,084
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Eagle Materials                                           2,888                71,045
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
AmeriCredit                                              16,350(b,d)          207,809
EZCORP Cl A                                              20,007(b,d)          243,085
Nelnet Cl A                                              17,327(b,d)          146,586
                                                                      ---------------
Total                                                                         597,480
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                                            20,288(d)            259,281
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Audiovox Cl A                                            62,200(b)            362,004
Core-Mark Holding                                         4,075(b,d)          106,398
                                                                      ---------------
Total                                                                         468,402
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Career Education                                         24,960(b)            501,196
Lincoln Educational Services                              9,306(b,d)          171,603
Universal Technical Institute                             9,944(b,d)          138,321
                                                                      ---------------
Total                                                                         811,120
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Encore Capital Group                                     15,637(b)            201,405
Financial Federal                                        14,096(d)            349,440
PHH                                                      43,527(b,d)          670,315
                                                                      ---------------
Total                                                                       1,221,160
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
General Communication Cl A                              174,500(b,d)        1,153,445
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.5%)
Allete                                                   20,594(d)            544,093
Cleco                                                    23,661(d)            484,104
El Paso Electric                                         68,500(b)            906,940
Empire District Electric                                 45,701(d)            716,135
Idacorp                                                  50,368             1,172,063
NV Energy                                               200,000             2,000,000
Pinnacle West Capital                                    91,000             2,516,151
Portland General Electric                                65,326(d)          1,175,215
UIL Holdings                                             29,051(d)            602,227
Unisource Energy                                         26,019               661,923
Unitil                                                   10,213(d)            205,077
                                                                      ---------------
Total                                                                      10,983,928
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
AMETEK                                                   49,500(d)          1,556,775
Regal-Beloit                                             67,600(d)          2,670,876
                                                                      ---------------
Total                                                                       4,227,651
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.9%)
Celestica                                               643,000(b,c)       $4,237,371
Jabil Circuit                                           145,500             1,139,265
Littelfuse                                              140,700(b,d)        2,467,878
Mercury Computer Systems                                146,500(b,d)        1,104,610
Multi-Fineline Electronix                                 2,865(b)             54,865
Plexus                                                  225,400(b)          4,115,804
RadiSys                                                  38,660(b,d)          334,796
Spectrum Control                                         11,327(b)             93,108
SYNNEX                                                   16,821(b,d)          435,327
TTM Technologies                                         43,417(b)            386,411
Vishay Intertechnology                                  706,200(b)          3,905,286
                                                                      ---------------
Total                                                                      18,274,721
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Natural Gas Services Group                               16,021(b,d)          238,072
Oceaneering Intl                                         25,000(b,d)        1,285,500
TETRA Technologies                                      130,000(b,d)        1,131,000
                                                                      ---------------
Total                                                                       2,654,572
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores                                   30,247(d)            763,132
Pantry                                                   40,599(b)            808,732
Ruddick                                                  11,938(d)            300,360
Susser Holdings                                           8,002(b)            108,667
United Natural Foods                                        212(b,d)            4,819
Weis Markets                                             40,322             1,408,447
                                                                      ---------------
Total                                                                       3,394,157
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.2%)
B&G Foods Cl A                                           38,000(d)            275,500
Cal-Maine Foods                                           6,058(d)            148,058
Flowers Foods                                            65,000(d)          1,376,050
J&J Snack Foods                                          37,313             1,399,984
Lancaster Colony                                         34,492(d)          1,589,046
Lance                                                     2,706                57,719
Ralcorp Holdings                                         35,056(b)          2,007,657
                                                                      ---------------
Total                                                                       6,854,014
-------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Laclede Group                                            19,024               591,266
New Jersey Resources                                      6,821               226,935
                                                                      ---------------
Total                                                                         818,201
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Cooper Companies                                         33,000               874,830
ev3                                                      27,060(b,d)          247,328
ICU Medical                                              25,500(b,d)          922,080
                                                                      ---------------
Total                                                                       2,044,238
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
Amedisys                                                 27,000(b,d)          821,340
AMERIGROUP                                               21,282(b,d)          614,199
AMN Healthcare Services                                 161,000(b)          1,159,200
Assisted Living Concepts Cl A                             6,995(b,d)          107,303
BioScrip                                                 14,253(b)             59,863
Chemed                                                   33,000(d)          1,262,910
Emergency Medical Services Cl A                          38,000(b)          1,178,000
Gentiva Health Services                                   8,023(b,d)          127,806
Kindred Healthcare                                       42,764(b)            561,491
MedCath                                                  11,147(b)            118,827
Odyssey HealthCare                                       78,922(b,d)          775,014
PharMerica                                               38,056(b,d)          667,502
RehabCare Group                                          37,119(b)            809,937
Universal American Financial                             33,011(b,d)          296,769
                                                                      ---------------
Total                                                                       8,560,161
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.5%)
Ameristar Casinos                                       249,641             5,010,296
Bob Evans Farms                                          21,121(d)            544,922
Burger King Holdings                                     92,500(d)          1,531,800
CKE Restaurants                                          87,300(d)            717,606
Lodgian                                                 427,048(b)            811,391
Papa John's Intl                                         42,500(b,d)        1,151,750
Pinnacle Entertainment                                   17,016(b,d)          181,220
Royal Caribbean Cruises                                 233,000             3,508,980


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Ruby Tuesday                                             36,273(b,d)         $224,167
Wendy's/Arby's Group Cl A                                60,968(d)            256,066
                                                                      ---------------
Total                                                                      13,938,198
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Helen of Troy                                             2,262(b,c)           43,679
Hooker Furniture                                          1,889                23,424
Jarden                                                    4,802(b,d)           85,380
Whirlpool                                                60,500(d)          2,549,469
                                                                      ---------------
Total                                                                       2,701,952
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Cl A                                50,780(b)            500,183
-------------------------------------------------------------------------------------

INSURANCE (8.8%)
American Equity Investment Life Holding                  64,285(d)            373,496
American Natl Insurance                                  27,300(d)          2,162,706
American Physicians Capital                              14,370               554,251
American Physicians Service Group                        28,243               605,247
Amerisafe                                                57,145(b)            922,892
AmTrust Financial Services                               87,629               838,610
Baldwin & Lyons Cl B                                      5,750               113,103
CNA Surety                                                4,131(b)             62,667
EMC Insurance Group                                      10,497(d)            229,254
First Mercury Financial                                   5,781(b,d)           84,865
FPIC Insurance Group                                     21,851(b)            649,849
Hallmark Financial Services                              10,048(b)             69,934
Harleysville Group                                       22,941(d)            671,942
Hartford Financial Services Group                        88,000(d)          1,261,920
Horace Mann Educators                                   164,938             1,489,390
Infinity Property & Casualty                             28,136             1,035,686
IPC Holdings                                            166,400(c)          4,135,040
Meadowbrook Insurance Group                              56,657(d)            418,695
Natl Interstate                                          20,519               328,099
Navigators Group                                         14,634(b,d)          640,091
NYMAGIC                                                   5,490                82,350
OneBeacon Insurance Group                                20,216(d)            219,546
Platinum Underwriters Holdings                          100,000(c)          2,883,000
PMA Capital Cl A                                         33,084(b,d)          160,788
ProAssurance                                             22,176(b,d)        1,002,577
RLI                                                       7,765(d)            363,868
Safety Insurance Group                                   22,003               686,714
Selective Insurance Group                                76,000             1,003,960
Stewart Information Services                            102,292(d)          1,575,297
Torchmark                                                67,600(d)          2,714,816
                                                                      ---------------
Total                                                                      27,340,653
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
DealerTrack Holdings                                    118,000(b,d)        1,693,300
United Online                                            64,051               409,926
                                                                      ---------------
Total                                                                       2,103,226
-------------------------------------------------------------------------------------

IT SERVICES (2.2%)
Acxiom                                                   78,942               843,890
MAXIMUS                                                  66,300(d)          2,645,370
StarTek                                                  14,622(b)             79,397
Unisys                                                  502,000(b)            697,780
VeriFone Holdings                                       328,000(b,d)        2,502,640
                                                                      ---------------
Total                                                                       6,769,077
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Brunswick                                               183,600(d)            848,232
Head                                                    755,200(b,c)          351,168
RC2                                                     103,500(b)          1,245,105
                                                                      ---------------
Total                                                                       2,444,505
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Bio-Rad Laboratories Cl A                                16,000(b,d)        1,191,040
Covance                                                  41,000(b,d)        1,722,820
                                                                      ---------------
Total                                                                       2,913,860
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MACHINERY (3.9%)
Federal Signal                                            5,937               $50,939
Flowserve                                                28,700             2,111,459
Harsco                                                   90,400             2,627,024
Kaydon                                                   32,100(d)          1,104,240
Oshkosh                                                 292,300(d)          3,469,601
Terex                                                   156,900(b,d)        2,105,598
Watts Water Technologies Cl A                            35,000(d)            717,850
                                                                      ---------------
Total                                                                      12,186,711
-------------------------------------------------------------------------------------

MEDIA (1.6%)
Central European Media Enterprises Series A              56,500(b,c,d)      1,057,680
Cinemark Holdings                                        15,160               160,999
Mediacom Communications Cl A                             39,341(b)            235,653
Scholastic                                               53,868(d)          1,055,813
Valassis Communications                                 365,600(b,d)        2,358,120
                                                                      ---------------
Total                                                                       4,868,265
-------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Stillwater Mining                                       147,900(b)          1,092,981
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Dillard's Cl A                                          324,600(d)          3,067,470
Fred's Cl A                                              26,462(d)            339,507
                                                                      ---------------
Total                                                                       3,406,977
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Avista                                                   57,992               918,593
PNM Resources                                           156,822             1,450,604
                                                                      ---------------
Total                                                                       2,369,197
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.6%)
Alon USA Energy                                          25,595(d)            339,902
Delek US Holdings                                        61,084(d)            626,111
Encore Acquisition                                       38,600(b,d)        1,369,914
EXCO Resources                                          192,800(b,d)        2,967,192
Quicksilver Resources                                   144,500(b,d)        1,625,625
Stone Energy                                             56,503(b,d)          477,450
USEC                                                    605,638(b,d)        3,240,163
Western Refining                                         37,440(b,d)          533,520
World Fuel Services                                       1,659                70,408
                                                                      ---------------
Total                                                                      11,250,285
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.4%)
Buckeye Technologies                                     14,296(b)             72,481
Domtar                                                1,336,800(b,c,d)      1,523,952
Glatfelter                                              161,621(d)          1,656,615
Louisiana-Pacific                                       131,143(b,d)          569,161
Neenah Paper                                             71,000               574,390
                                                                      ---------------
Total                                                                       4,396,599
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Par Pharmaceutical Companies                             19,199(b,d)          256,307
Valeant Pharmaceuticals Intl                             54,767(b,d)        1,259,093
                                                                      ---------------
Total                                                                       1,515,400
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (2.3%)
Administaff                                              79,600(d)          1,711,400
Korn/Ferry Intl                                         218,000(b,d)        2,417,620
Resources Connection                                     75,000(b,d)        1,389,750
School Specialty                                         88,000(b,d)        1,673,760
                                                                      ---------------
Total                                                                       7,192,530
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
MI Developments Cl A                                    323,500(c,d)        2,581,530
-------------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Landstar System                                          40,000             1,520,000
Marten Transport                                         18,413(b,d)          392,749
                                                                      ---------------
Total                                                                       1,912,749
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Actel                                                     2,825(b,d)           31,866
Brooks Automation                                       441,700(b,d)        1,727,047
Entegris                                              1,032,500(b)          2,973,600
Integrated Silicon Solution                             351,148(b)            979,703
Micron Technology                                       250,000(b,d)        1,265,000
Semiconductor Mfg Intl ADR                            1,196,800(b,c)        3,135,616
Skyworks Solutions                                       13,849(b)            131,981


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
TriQuint Semiconductor                                   44,696(b,d)         $198,897
Varian Semiconductor Equipment Associates                55,500(b,d)        1,305,360
                                                                      ---------------
Total                                                                      11,749,070
-------------------------------------------------------------------------------------

SOFTWARE (1.5%)
Macrovision Solutions                                    19,681(b,d)          444,200
Mentor Graphics                                         330,800(b,d)        1,859,096
MSC.Software                                            144,500(b)          1,044,735
Solera Holdings                                          59,000(b)          1,351,100
                                                                      ---------------
Total                                                                       4,699,131
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (6.9%)
Aaron Rents                                             102,004(d)          3,322,270
America's Car-Mart                                       32,124(b,d)          525,227
Asbury Automotive Group                                  17,113               162,574
Barnes & Noble                                           10,608(d)            262,124
Borders Group                                           708,500(b)          1,891,695
Cabela's                                                243,203(b)          3,232,168
Cato Cl A                                                34,933               672,111
Charlotte Russe Holding                                   8,927(b)             90,609
Chico's FAS                                              26,867(b,d)          262,222
Children's Place Retail Stores                            1,598(b)             57,384
Collective Brands                                         2,943(b)             43,439
Conn's                                                   42,383(b,d)          422,559
Dress Barn                                               54,989(b,d)          870,476
Finish Line Cl A                                          7,423                51,293
Genesco                                                   2,125(b)             54,804
Group 1 Automotive                                       65,500             1,402,355
Gymboree                                                 38,500(b,d)        1,418,725
Hot Topic                                                33,212(b)            239,459
Jos A Bank Clothiers                                      2,858(b)            108,175
MarineMax                                               109,900(b,d)          325,304
Men's Wearhouse                                         242,288             4,140,701
Monro Muffler Brake                                      11,651               311,315
Pep Boys -- Manny, Moe & Jack                            12,243(d)             86,313
Rent-A-Center                                            71,107(b)          1,388,720
                                                                      ---------------
Total                                                                      21,342,022
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Jones Apparel Group                                      29,427               267,786
Skechers USA Cl A                                        25,462(b)            241,889
Timberland Cl A                                          12,095(b,d)          173,926
Volcom                                                   76,500(b,d)        1,045,755
                                                                      ---------------
Total                                                                       1,729,356
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.5%)
NewAlliance Bancshares                                   30,711(d)            397,400
OceanFirst Financial                                      4,169(d)             52,321
Ocwen Financial                                          72,804(b,d)          908,594
Roma Financial                                            9,264               116,541
                                                                      ---------------
Total                                                                       1,474,856
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Aceto                                                    48,955(d)            298,136
Beacon Roofing Supply                                    36,185(b)            524,682
Huttig Building Products                                297,560(b)            239,536
                                                                      ---------------
Total                                                                       1,062,354
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
iPCS                                                     39,330(b)            712,660
Syniverse Holdings                                          318(b)              4,754
                                                                      ---------------
Total                                                                         717,414
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $354,152,713)                                                     $273,099,885
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.3%)
ISSUER                                                 SHARES                VALUE(a)
BANKING
East West Bancorp Series A Cv                             1,640              $955,300
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $1,640,000)                                                           $955,300
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

MONEY MARKET FUND (10.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.27%              32,262,547(e)        $32,262,547
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $32,262,547)                                                       $32,262,547
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (23.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     71,697,350           $71,697,350
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $71,697,350)                                                       $71,697,350
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $459,752,610)(f)                                                  $378,015,082
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2009, the value of foreign securities represented 8.0% of net assets.

(d) At May 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2009.

(f) At May 31, 2009, the cost of securities for federal income tax purposes was $473,224,095 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $23,680,523
     Unrealized depreciation                        (118,889,536)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(95,209,013)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                          FAIR VALUE AT MAY 31, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $377,059,782      $955,300        $--      $378,015,082




--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  29

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $355,792,713)             $ 274,055,185
  Affiliated money market fund (identified cost $32,262,547)          32,262,547
  Investments of cash collateral received for securities on loan
    (identified cost $71,697,350)                                     71,697,350
--------------------------------------------------------------------------------
Total investments in securities (identified cost $459,752,610)       378,015,082
Capital shares receivable                                                149,881
Dividends and accrued interest receivable                                439,076
Receivable for investment securities sold                              5,780,574
--------------------------------------------------------------------------------
Total assets                                                         384,384,613
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   387,954
Payable for investment securities purchased                            2,643,750
Payable upon return of securities loaned                              71,697,350
Accrued investment management services fees                                8,104
Accrued distribution fees                                                 53,163
Accrued transfer agency fees                                               3,282
Accrued administrative services fees                                         672
Accrued plan administration services fees                                    102
Other accrued expenses                                                   137,839
--------------------------------------------------------------------------------
Total liabilities                                                     74,932,216
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 309,452,397
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     935,093
Additional paid-in capital                                           497,618,086
Excess of distributions over net investment income                        (5,061)
Accumulated net realized gain (loss)                                (107,358,193)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (81,737,528)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 309,452,397
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  70,668,351
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $194,255,683           58,055,466                       $3.35(1)
Class B                     $ 61,304,340           19,668,144                       $3.12
Class C                     $  5,806,654            1,858,261                       $3.12
Class I                     $ 40,476,472           11,699,997                       $3.46
Class R2                    $    341,874              102,053                       $3.35
Class R3                    $     26,984                7,954                       $3.39
Class R4                    $    153,671               45,029                       $3.41
Class R5                    $  7,086,719            2,072,383                       $3.42
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.55. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  31

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED MAY 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $   4,070,629
Income distributions from affiliated money market fund                   572,975
Fee income from securities lending                                       274,866
  Less foreign taxes withheld                                            (77,389)
--------------------------------------------------------------------------------
Total income                                                           4,841,081
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    3,098,591
Distribution fees
  Class A                                                                587,080
  Class B                                                                760,649
  Class C                                                                 67,562
  Class R2                                                                 1,288
  Class R3                                                                    28
Transfer agency fees
  Class A                                                                999,637
  Class B                                                                339,744
  Class C                                                                 29,600
  Class R2                                                                   129
  Class R3                                                                     6
  Class R4                                                                    90
  Class R5                                                                 3,480
Administrative services fees                                             277,260
Plan administration services fees
  Class R2                                                                   644
  Class R3                                                                    28
  Class R4                                                                   448
Compensation of board members                                              9,905
Custodian fees                                                           153,665
Printing and postage                                                     117,450
Registration fees                                                         47,360
Professional fees                                                         34,086
Other                                                                    148,024
--------------------------------------------------------------------------------
Total expenses                                                         6,676,754
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (1,471,175)
  Earnings and bank fee credits on cash balances                          (3,201)
--------------------------------------------------------------------------------
Total net expenses                                                     5,202,378
--------------------------------------------------------------------------------
Investment income (loss) -- net                                         (361,297)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                  $ (96,795,865)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 (50,135,809)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (146,931,674)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(147,292,971)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED MAY 31,                                                          2009           2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $    (361,297) $   2,332,273
Net realized gain (loss) on security transactions                    (96,795,865)    32,702,407
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 (50,135,809)  (181,505,252)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (147,292,971)  (146,470,572)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                                   --    (70,245,883)
    Class B                                                                   --    (26,011,683)
    Class C                                                                   --     (2,027,801)
    Class I                                                                   --     (2,993,348)
    Class R2                                                                  --        (32,722)
    Class R3                                                                  --           (568)
    Class R4                                                                  --        (47,502)
    Class R5                                                                  --     (1,556,797)
  Tax return of capital
    Class A                                                                   --       (454,878)
    Class B                                                                   --       (168,525)
    Class C                                                                   --        (13,130)
    Class I                                                                   --        (19,383)
    Class R2                                                                  --           (212)
    Class R3                                                                  --             (4)
    Class R4                                                                  --           (307)
    Class R5                                                                  --        (10,081)
-----------------------------------------------------------------------------------------------
Total distributions                                                           --   (103,582,824)

-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

YEAR ENDED MAY 31,                                                          2009           2008
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $  28,025,887  $  49,272,710
  Class B shares                                                       3,354,627      6,806,213
  Class C shares                                                         677,299        921,182
  Class I shares                                                      27,632,990      2,313,812
  Class R2 shares                                                        265,632        256,026
  Class R3 shares                                                         21,784          2,339
  Class R4 shares                                                         15,684         76,321
  Class R5 shares                                                      1,945,501     13,111,973
Reinvestment of distributions at net asset value
  Class A shares                                                              --     69,628,673
  Class B shares                                                              --     25,769,240
  Class C shares                                                              --      1,978,574
  Class I shares                                                              --      3,011,485
  Class R2 shares                                                             --         32,362
  Class R4 shares                                                             --         46,139
  Class R5 shares                                                             --      1,566,306
Payments for redemptions
  Class A shares                                                     (94,381,809)  (262,674,828)
  Class B shares                                                     (35,144,310)  (102,105,931)
  Class C shares                                                      (2,333,768)    (5,869,654)
  Class I shares                                                      (1,367,795)    (9,426,195)
  Class R2 shares                                                        (64,927)        (9,328)
  Class R3 shares                                                         (2,129)            (2)
  Class R4 shares                                                        (29,335)      (119,444)
  Class R5 shares                                                     (1,366,729)    (2,903,540)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (72,751,398)  (208,315,567)
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (220,044,369)  (458,368,963)
Net assets at beginning of year                                      529,496,766    987,865,729
-----------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 309,452,397  $ 529,496,766
-----------------------------------------------------------------------------------------------
Excess of distributions over net investment income                 $      (5,061) $    (108,157)
-----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  35

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.73        $6.56        $6.67        $6.62        $6.62
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)   .03(b)        --         (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.38)       (1.02)        1.17         1.10          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.38)        (.99)        1.17         1.09          .83
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.35        $4.73        $6.56        $6.67        $6.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $194         $365         $682         $685         $747
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.79%        1.56%        1.58%        1.49%        1.51%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f),(g)                     1.35%        1.37%        1.42%        1.49%        1.51%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .04%         .51%        (.08%)       (.09%)       (.24%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (29.18%)     (15.03%)      19.76%       17.63%       12.30%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(h) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.44        $6.26        $6.46        $6.45        $6.50
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.01)(b)     (.05)        (.06)        (.06)
Net gains (losses) (both realized and
 unrealized)                                         (1.30)        (.97)        1.13         1.11          .84
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.32)        (.98)        1.08         1.05          .78
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.12        $4.44        $6.26        $6.46        $6.45
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $61         $128         $260         $296         $348
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.56%        2.33%        2.34%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.12%        2.13%        2.18%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.73%)       (.26%)       (.84%)       (.82%)       (.99%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (29.73%)     (15.64%)      18.93%       17.49%       11.72%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.45        $6.27        $6.48        $6.47        $6.52
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.01)(b)     (.05)        (.05)        (.07)
Net gains (losses) (both realized and
 unrealized)                                         (1.31)        (.97)        1.12         1.10          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.33)        (.98)        1.07         1.05          .78
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.12        $4.45        $6.27        $6.48        $6.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6          $10          $18          $19          $21
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.55%        2.33%        2.34%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     2.11%        2.13%        2.18%        2.25%        2.28%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.72%)       (.24%)       (.80%)       (.82%)       (.99%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (29.89%)     (15.61%)      18.71%       17.46%       11.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


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38  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.87        $6.69        $6.75        $6.68        $6.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .05(b)       .02          .02           --
Net gains (losses) (both realized and
 unrealized)                                         (1.43)       (1.03)        1.20         1.09          .86
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.41)        (.98)        1.22         1.11          .86
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.46        $4.87        $6.69        $6.75        $6.68
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $40          $15          $27          $13           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.18%        1.05%        1.10%        1.00%        1.02%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .93%         .96%        1.05%        1.00%        1.02%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .50%         .92%         .31%         .38%         .25%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return                                       (28.95%)     (14.54%)      20.29%       17.76%       12.74%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $4.76        $6.61        $7.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(c)      .02(c)        --
Net gains (losses) (both realized and
 unrealized)                                         (1.40)       (1.03)         .59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.41)       (1.01)         .59
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)
Tax return of capital                                   --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.35        $4.76        $6.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.92%        1.84%        1.90%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.71%        1.74%        1.78%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.30%)        .36%        (.42%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%
--------------------------------------------------------------------------------------------------------------
Total return                                       (29.62%)     (15.22%)      10.06%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $4.80        $6.62        $7.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(c),(d)   .04(c)       .01
Net gains (losses) (both realized and
 unrealized)                                         (1.41)       (1.02)         .59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.41)        (.98)         .60
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)
Tax return of capital                                   --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.39        $4.80        $6.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.76%        1.63%        1.68%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.45%        1.26%        1.53%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .08%         .69%        (.17%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%
--------------------------------------------------------------------------------------------------------------
Total return                                       (29.38%)     (14.72%)      10.22%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.81        $6.62        $6.71        $6.66        $6.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .05(b)       .01          .01         (.01)
Net gains (losses) (both realized and
 unrealized)                                         (1.41)       (1.02)        1.18         1.08          .85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.40)        (.97)        1.19         1.09          .84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)       (1.04)        (.83)
Tax return of capital                                   --         (.01)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)       (1.04)        (.83)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.41        $4.81        $6.62        $6.71        $6.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.42%        1.35%        1.39%        1.30%        1.34%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.01%         .99%        1.25%        1.30%        1.34%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .39%         .94%         .10%         .09%        (.07%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%          77%          70%
--------------------------------------------------------------------------------------------------------------
Total return                                       (29.11%)     (14.56%)      19.95%       17.52%       12.42%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended May 31,                           2009         2008     2007(b)
Net asset value, beginning of period                 $4.82        $6.63        $7.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(c)       .06(c)       .02
Net gains (losses) (both realized and
 unrealized)                                         (1.42)       (1.03)         .59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.40)        (.97)         .61
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.83)       (1.28)
Tax return of capital                                   --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.84)       (1.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.42        $4.82        $6.63
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $7           $9          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.18%        1.08%        1.15%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .96%         .99%        1.03%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .45%        1.16%         .33%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               120%          45%          58%
--------------------------------------------------------------------------------------------------------------
Total return                                       (29.05%)     (14.54%)      10.39%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the years ended May 31, 2009 and 2008.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Small Cap Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in small cap companies with market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At May 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157

--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in

--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income has been decreased by $464,393 and accumulated net realized loss has been increased by $58,797 resulting in a net reclassification adjustment to decrease paid-in capital by $405,596.

The tax character of distributions paid for the years indicated is as follows:

                                              YEAR ENDED MAY 31,
                                2009                              2008
                      -----------------------   ---------------------------------------
                      ORDINARY     LONG-TERM      ORDINARY      LONG-TERM    TAX RETURN
                       INCOME    CAPITAL GAIN      INCOME     CAPITAL GAIN   OF CAPITAL
---------------------------------------------------------------------------------------
Class A                  $--          $--       $33,379,166    $36,866,717    $454,878
Class B                   --           --        12,353,168     13,658,515     168,525
Class C                   --           --           963,625      1,064,176      13,130
Class I                   --           --         1,422,417      1,570,931      19,383
Class R2                  --           --            15,550         17,172         212
Class R3                  --           --               270            298           4
Class R4                  --           --            22,572         24,930         307
Class R5                  --           --           739,778        817,019      10,081


At May 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $         --
Undistributed accumulated long-term gain.......  $         --
Accumulated realized loss......................  $(93,886,708)
Unrealized appreciation (depreciation).........  $(95,214,074)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the Fund did not

--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. At May 31, 2009, and for the year then ended, the Fund had no transactions or investments in derivatives within the scope of this statement.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.97% to 0.87% annually as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the

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48  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

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annualized performance of the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $238,798 for the year ended May 31, 2009. The management fee for the year ended May 31, 2009 was 0.89% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Federated MDTA LLC each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's net assets increase. The fee for the year ended May 31, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2009, other expenses paid to this company were $2,908.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


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             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,066,000 and $73,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $243,065 for Class A, $44,314 for Class B and $590 for Class C for the year ended May 31, 2009.


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50  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

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EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive adjustment, were as follows:

Class A.............................................  1.35%
Class B.............................................  2.12
Class C.............................................  2.11
Class I.............................................  0.93
Class R2............................................  1.71
Class R3............................................  1.45
Class R4............................................  1.01
Class R5............................................  0.96


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $527,974
Class B..........................................   171,019
Class C..........................................    15,259


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................  $  4
Class R3...........................................     5
Class R4...........................................   344


The management fees waived/reimbursed at the Fund level were $756,570.

Under an agreement which was effective until May 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.42%
Class B.............................................  2.19
Class C.............................................  2.18
Class I.............................................  0.97
Class R2............................................  1.77
Class R3............................................  1.52
Class R4............................................  1.27
Class R5............................................  1.02


Effective June 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010,

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             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.43%
Class B.............................................  2.21
Class C.............................................  2.19
Class I.............................................  0.98
Class R2............................................  1.78
Class R3............................................  1.53
Class R4............................................  1.28
Class R5............................................  1.03


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended May 31, 2009, the Fund's transfer agency fees were reduced by $3,201 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from June 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $140,013 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $383,085,423 and $433,536,438, respectively, for the year ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.


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52  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

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4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        YEAR ENDED MAY 31, 2009
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               8,007,633            --   (27,169,235)     (19,161,602)
Class B               1,083,362            --   (10,331,169)      (9,247,807)
Class C                 219,354            --      (710,095)        (490,741)
Class I               8,990,188            --      (450,035)       8,540,153
Class R2                 68,954            --       (16,115)          52,839
Class R3                  7,428            --          (657)           6,771
Class R4                  3,797            --       (10,469)          (6,672)
Class R5                569,588            --      (404,947)         164,641
--------------------------------------------------------------------------------


                                        YEAR ENDED MAY 31, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED    INCREASE(DECREASE)
--------------------------------------------------------------------------------
Class A               8,436,479    14,877,951   (50,172,254)     (26,857,824)
Class B               1,294,113     5,843,588   (19,845,371)     (12,707,670)
Class C                 184,586       447,641    (1,190,242)        (558,015)
Class I                 432,015       627,393    (1,866,232)        (806,824)
Class R2                 43,705         6,871        (2,047)          48,529
Class R3                    498            --            --              498
Class R4                 12,765         9,713       (23,525)          (1,047)
Class R5              2,175,913       329,056      (597,912)       1,907,057
--------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the

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             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


related obligation to return the collateral upon the return of the securities loaned. At May 31, 2009, securities valued at $70,668,351 were on loan, secured by cash collateral of $71,697,350 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $157,673 earned from securities lending from Dec. 1, 2008 through May 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $5,835 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $117,193 earned from securities lending from June 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $207,785,276 and $262,005,958, respectively, for the year ended May 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2009, can be found in the Portfolio of Investments.


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54  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

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7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER AND POST OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $20,926,946 at May 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise

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             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $72,959,762 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

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56  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

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http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.


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             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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58  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE PARTNERS SMALL CAP VALUE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Partners Small Cap Value Fund (the
Fund), formerly RiverSource Small Cap Value Fund, (one of the portfolios constituting the RiverSource Managers Series, Inc.) as of May 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


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             RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT  59

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Partners Small Cap Value Fund of the RiverSource Managers Series, Inc. at May 31, 2009, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
July 21, 2009


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60  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation, dated March 20, 2001, filed electronically as Exhibit (a) to Registration Statement No. 333-57852, filed on or about March 29, 2001, are incorporated by reference.

(a)(2) Articles of Amendment, dated November 14, 2002, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, are incorporated by reference.

(a)(3) Articles of Amendment, dated April 21, 2006, filed electronically on or about May 24, 2006 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 are incorporated by reference.

(a)(4) Certificate of Designation, dated April 8, 2008, filed electronically on or about May 27, 2008 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(a)(5) Statement of Cancellation, dated April 9, 2008, filed electronically on or about May 27, 2008 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(b) By-laws, as amended April 13, 2006, filed electronically on or about May 27, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 are incorporated by reference.

(c)     Stock Certificate: Not applicable.

(d)(1) Investment Management Services Agreement, dated March 1, 2006, amended and restated April 10, 2008, between Registrant and RiverSource Investments, LLC filed electronically on or about May 27, 2008 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(2) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(3) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(4) Subadvisory Agreement, dated June 7, 2001, between American Express Financial Corporation and Lord Abbett & Co. filed electronically as Exhibit (d)(5) on or about June 13, 2001 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(5) Amendment to Subadvisory Agreement, dated Dec. 12, 2003, between American Express Financial Corporation and Lord, Abbett & Co. filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(6) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Lord, Abbett & Co. filed electronically on or about May 24,

        2006 as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(7) Subadvisory Agreement, dated Sept. 29, 2006, between WEDGE Capital Management L.L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(11) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(8) Subadvisory Agreement, dated Sept. 29, 2006, between Systematic Financial Management, L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(12) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(9) Amendment, dated April 10, 2008, to Subadvisory Agreement, dated Sept. 29, 2006, between RiverSource Investments, LLC and Systematic Financial Management, L.P. filed electronically on or about May 27, 2008 as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(10) Subadvisory Agreement by and between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(6) to AXP Strategy Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(11) Amendment, dated July 21, 2003, to Subadvisory Agreement between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit (d)(8) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(12) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and Turner Investment Partners, Inc., dated Oct. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit
        (d)(9) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(13) Amendment Two, dated Nov. 11, 2005, to Subadvisory Agreement between RiverSource Investments, LLC and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit
        (d)(10) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(14) Amendment Three, dated Apri1 10, 2008, to Subadvisory Agreement between RiverSource Investments, LLC and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 27, 2008 as Exhibit
        (d)(14) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(15) Subadvisory Agreement, dated April 7, 2003, between American Express Financial Corporation and American Century Investment Management, Inc. filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(d)(16) Amendment to Subadvisory Agreement between American Express Financial Corporation and American Century Investment Management, Inc., dated December 12, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(17) Amendment Two, dated Nov. 11, 2005, to Subadvisory Agreement between RiverSource Investments, LLC and American Century Investment Management, Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(18) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and American Century Investment Management, Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(19) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(20) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(21) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(22) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(27) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(23) Subadvisory Agreement between Federated MDTA LLC and RiverSource Investments, LLC, dated July 14, 2006, filed electronically on or about March 28, 2007 as Exhibit (d)(5) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 54 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(24) Amendment One, dated April 10, 2008, to Subadvisory Agreement, dated July 14, 2006, between Federated MDTA LLC and RiverSource Investments, LLC filed electronically on or about July 28, 2008 as Exhibit (d)(24) to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(25) Subadvisory Agreement, dated Nov. 13, 2008, between RiverSource Investments, LLC and Metropolitan West Capital Management, LLC is filed electronically herewith as Exhibit (d)(25) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-57852.

(d)(26) Subadvisory Agreement, dated Jan. 10, 2008, between RiverSource Investments, LLC and Jennison Associates LLC filed electronically on or about May 27, 2008 as Exhibit (d)(26) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(e)(1) Distribution Agreement, effective Nov. 7, 2008, amended and restated July 13, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about July 27, 2009 as Exhibit (e)(1) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(e)(2) Form of Service Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about July 27, 2009 as Exhibit (h)(1) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about July 27, 2009 as Exhibit (h)(2) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 15, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about June 25, 2009 as Exhibit
        (h)(3) to RiverSource Series Trust Post-Effective Amendment No. 9 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about July 27, 2009 as Exhibit (h)(4) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization between AXP Progressive Series, Inc., on behalf of AXP Progressive Fund, and AXP Partners Series, Inc., on behalf of AXP Partners Select Value Fund, dated Jan. 8, 2004, filed electronically on or about July 29, 2004 as Exhibit (h)(14) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(6) Agreement and Plan of Reorganization between AXP Strategy Series, Inc., on behalf of RiverSource Strategy Aggressive Fund, and AXP Partners Series, Inc., on behalf of RiverSource Aggressive Growth Fund, dated Nov. 10, 2005, filed electronically on or about May 24, 2006 as Exhibit
        (h)(9) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(7) Agreement and Plan of Reorganization between AXP Discovery Series, Inc., on behalf of RiverSource Discovery Fund, and AXP Partners Series, Inc., on behalf of RiverSource Small Cap Equity Fund, dated Nov. 10, 2005, filed electronically on or about May 24, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(h)(8) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit
        (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)     Consent of Independent Registered Public Accounting Firm (Ernst & Young
        LLP) is filed electronically herewith.

(k)     Omitted Financial Statements: Not Applicable.

(l)     Initial Capital Agreement: Not Applicable.

(m) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated July 13, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about July 27, 2009as Exhibit (m) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of July 13, 2009, filed electronically on or about July 27, 2009as Exhibit (n) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(o)     Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Fundamental Value Fund's and RiverSource Partners Variable Portfolio - Fundamental Value Fund's Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Equity Fund's Subadviser Lord Abbett, dated as of October 2007, filed electronically on or about May 27, 2008 as Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(6) Code of Ethics, amended Dec. 31, 2008, adopted under Rule 17j-1 for RiverSource Partners Small Cap Equity Fund's Subadviser Jennison Associates LLP is filed electronically herewith as Exhibit (p)(6) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-57852.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Aggressive Growth Fund's and RiverSource Partners Small Cap Growth Fund's Subadviser Turner Investments Partners, Inc. filed electronically on or about April 29, 2009 as Exhibit (p)(11) to RiverSource Variable Series Trust Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Aggressive Growth Fund's and RiverSource Partners Small Cap Equity Fund's Subadviser American Century Investment Management, Inc., dated Jan. 2007, filed electronically on or about May 27, 2008 as Exhibit
        (p)(7) to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(9) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value Fund's and RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(10) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value Fund's and RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Jan. 2007, filed electronically on or about April 24, 2007 as Exhibit
        (p)(5) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(11) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value Fund's and RiverSource Partners Small Cap Growth Fund's Subadviser Federated MDTA LLC, effective Oct. 1, 2008, filed electronically on or about May 28, 2009 as Exhibit (p)(4) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-89288 is incorporated by reference.

(p)(12) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value Fund's Subadviser Metropolitan West Capital Management, LLC, dated March 2007, filed electronically on or about May 30, 2007 as Exhibit (p)(12) to Registrant's Post-Effective Amendment No. 17 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(13) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Select Value Fund's and RiverSource Partners Variable Portfolio - Select Value Fund's Subadviser Systematic Financial Management, L.P. is filed electronically herewith as Exhibit (p)(13) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-57852.

(p)(14) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Select Value Fund's and RiverSource Partners Variable Portfolio - Select Value Fund's Subadviser WEDGE Capital Management L.L.P. revised Sept. 9, 2008 is filed electronically herewith as Exhibit (p)(14) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-57852.

(q) Directors/Trustees Power of Attorney to sign amendments to this Registration Statement, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-57852.



Item 24. Persons Controlled by or Under Common Control with Registrant:

         RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Neysa M. Alecu,         American Enterprise Investment   70400 AXP Financial Center,        Anti-Money Laundering Officer and
Anti-Money Laundering   Services Inc.                    Minneapolis, MN 55474              Identity Theft Prevention Officer
Officer
                        Ameriprise Auto & Home           3500 Packerland Drive              Anti-Money Laundering Officer and
                        Insurance Agency, Inc.           De Pere, WI 54115                  Identity Theft Prevention Officer

                        Ameriprise Bank, FSB             7 World Trade Center               Bank Secrecy Act/Anti-Money
                                                         250 Greenwich Street,              Laundering Officer
                                                         Suite 3900 New York, NY 10007

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                                                         Minneapolis, MN 55474              Identity Theft Prevention Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Anti-Money Laundering Officer and
                        Inc.                             Center, Minneapolis, MN 55474      Identity Theft Prevention Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Anti-Money Laundering Officer
                                                         Minneapolis, MN 55474

                        IDS Capital Holdings Inc.                                           Anti-Money Laundering Officer

                        IDS Management Corporation                                          Anti-Money Laundering Officer

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Anti-Money Laundering Officer
                                                         Minneapolis, MN 55402

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Anti-Money Laundering Officer and
                                                         Center, Minneapolis, MN 55474      Identity Theft Prevention Officer

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                        Company                          Minneapolis, MN 55474              Identity Theft Prevention Officer

                        RiverSource Life Insurance       20 Madison Ave. Ext.               Identity Theft Prevention Officer
                        Company of New York              Albany, NY 12005

                        RiverSource Service              734 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                        Corporation                      Minneapolis, MN 55474              Identity Theft Prevention Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Patrick Thomas          Ameriprise Trust Company         200 Ameriprise Financial Center,   Director, Senior Vice President
Bannigan,                                                Minneapolis, MN 55474
Director and Senior
Vice President -
Asset Management,
Products and
Marketing
                        J. & W. Seligman & Co.           100 Park Avenue                    Director, Senior Vice President -
                        Incorporated                     New York, NY 10017                 Asset Management, Products &
                                                                                            Marketing Group

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Director and Vice President
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Director and Vice President
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,   Director
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Director and Vice President



Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Walter S. Berman,       Advisory Capital Strategies                                         Treasurer
Treasurer               Group Inc.

                        American Enterprise Investment   70400 AXP Financial Center,        Treasurer
                        Services Inc.                    Minneapolis, MN 55474

                        Ameriprise Auto & Home           3500 Packerland Drive              Treasurer
                        Insurance Agency Inc.            De Pere, WI 54115

                        Ameriprise Bank, FSB             9393 Ameriprise Financial          Treasurer
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Captive Insurance                                        Director and Treasurer
                        Company

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Director, Executive Vice President,
                                                         Minneapolis, MN 55474              Chief Financial Officer and Treasurer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Director and Treasurer
                        Inc.                             Center, Minneapolis, MN 55474

                        Ameriprise Holdings, Inc.                                           Chief Financial Officer

                        Ameriprise Insurance Company     3500 Packerland Drive              Treasurer
                                                         De Pere, WI 54115

                        IDS Capital Holdings Inc.                                           Treasurer

                        IDS Management Corporation                                          Treasurer

                        IDS Property Casualty            3500 Packerland Drive              Treasurer
                        Insurance Company                De Pere, WI 54115

                        Investors Syndicate                                                 Vice President and Treasurer
                        Development Corporation

                        J. & W. Seligman & Co.           100 Park Avenue                    Treasurer
                        Incorporated                     New York, NY 10017

                        RiverSource CDO Seed                                                Treasurer
                        Investments, LLC

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Treasurer
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Treasurer
                        Inc.

                        RiverSource Fund Distributors    60 St. Mary Axe, London EC3A 8JQ   Treasurer
                        Ltd

                        RiverSource Life Insurance       20 Madison Ave. Extension,         Vice President and Treasurer
                        Company of New York              Albany, NY 12005

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Vice President and Treasurer
                        Company                          Minneapolis, MN 55474

                        RiverSource Service              734 Ameriprise Financial Center,   Treasurer
                        Corporation                      Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Treasurer

                        RiverSource Tax Advantaged                                          Treasurer
                        Investments, Inc.

                        Securities America Advisors      12325 Port Grace Blvd., Lavista,   Director
                        Inc.                             NE68128-8204

                        Securities America Financial     7100 W. Center Rd., Ste. 500,      Director
                        Corporation                      Omaha, NE 68106-2716

                        Securities America, Inc.         12325 Port Grace Blvd., Lavista,   Director
                                                         NE68128

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Ltd.

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Sarl



Name and Title           Other Companies                  Address*                           Title within other companies
----------------------   ------------------------------   --------------------------------   -------------------------------------
Amy K. Johnson           J. & W. Seligman & Co.           100 Park Avenue,                   Chief Administrative Officer
Chief Administrative     Incorporated                     New York, NY 10017
Officer

                         Ameriprise Trust Company         200 Ameriprise Financial Center,   President
                                                          Minneapolis, MN 55474

                         Ameriprise Financial Inc.        200 Ameriprise Financial Center,   Vice President - Asset Management
                                                          Minneapolis, MN 55474              and Trust Services

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Christopher Paul        Advisory Capital Strategies                                         Vice President
Keating, Director and   Group, Inc.
Head of Institutional
Sales, Client Service
and Consultant
Relationships

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director and Vice President
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       Vice President
                        LLC

                        J. & W. Seligman & Co.           100 Park Avenue                    Head of Institutional Sales, Client
                        Incorporated                     New York, NY 10017                 Service and Consultant Relationships

                        RiverSource Fund Distributors,                                      Vice President
                        Inc.

                        RiverSource Services, Inc.                                          Vice President

                        Seligman Focus Partners LLC      100 Park Avenue                    Vice President
                                                         New York, NY 10017

                        Seligman Health Partners LLC     100 Park Avenue                    Vice President
                                                         New York, NY 10017

                        Seligman Health Plus Partners    100 Park Avenue                    Vice President
                        LLC                              New York, NY 10017

                        Seligman Partners LLC            100 Park Avenue                    Vice President
                                                         New York, NY 10017



Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Michelle Marie          Ameriprise Bank, FSB             9393 Ameriprise Financial           Director
Keeley, Director and                                     Center, Minneapolis, MN 55474
Executive Vice
President - Equity
and Fixed Income

                        Ameriprise Certificate Company   70100 Ameriprise Financial          Vice President - Investments
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,    Executive Vice President - Equity and
                                                         Minneapolis, MN 55474               Fixed Income

                        Ameriprise Financial Services,   5221 Ameriprise Financial           Executive Vice President - Equity and
                        Inc.                             Center, Minneapolis, MN 55474       Fixed Income

                        IDS Property Casualty            3500 Packerland Drive               Vice President - Investments
                        Insurance Company                De Pere, WI 54115

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY       Executive Vice President - Equity and
                        Incorporated                     10017                               Fixed Income

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Director
                                                         Minneapolis, MN 55402

                        RiverSource CDO Seed                                                 Chairperson and President
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise Financial Center,    Director, Vice President - Investments
                        Company                          Minneapolis, MN 55474

                        RiverSource Life Insurance       20 Madison Ave. Extension,          Vice President - Investments
                        Company of New York              Albany, NY 12005

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Eleanor T.M. Hoagland,  Ameriprise Certificate Company   70100 Ameriprise Financial Center,  Chief Compliance Officer
Chief Compliance                                         Minneapolis, MN 55474
Officer, Money
Laundering Prevention
Officer and Identity
Theft Prevention
Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,    Chief Resolution Officer
                                                         Minneapolis, MN 55474

                        J. & W. Seligman & Co.           100 Park Avenue,                    Money Laundering Prevention Officer
                        Incorporated                     New York, NY 10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                       Money Laundering Prevention Officer
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,    Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                           Money Laundering Prevention Officer

                        Seligman Data Corp.              100 Park Avenue,                    Chief Compliance Officer
                                                         New York, NY 10017

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Brian Joseph McGrane,   Advisory Capital Strategies                                          Vice President and Chief Financial
Director, Vice          Group Inc.                                                           Officer
President and Chief
Financial Officer

                        Advisory Select LLC               Dissolved                          Vice President and Chief Financial
                                                                                             Officer (resigned 5/1/07)

                        Ameriprise Certificate Company   70100 Ameriprise Financial          Vice President and Chief Financial
                                                         Center, Minneapolis, MN 55474       Officer (resigned 8/24/07)

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,    Senior Vice President and Lead
                                                         Minneapolis, MN 55474               Financial Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial           Vice President and Lead Financial
                        Inc.                             Center, Minneapolis, MN 55474       Officer - Finance



                        Ameriprise Holdings, Inc.                                           Director

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director, Vice President and Chief
                                                         Minneapolis, MN 55474              Financial Officer

                        Boston Equity General Partner                                       Vice President and Chief Financial
                        LLC                                                                 Officer

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Director, Vice President and Chief
                        Incorporated                     10017                              Financial Officer

                        RiverSource CDO Seed                                                Board Member
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Director, Executive Vice President
                        Company                          Minneapolis, MN 55474              and Chief Financial Officer

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Vice President and Chief Financial
                        LLC                              10017                              Officer

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Thomas R. Moore,        Advisory Capital Strategies                                         Secretary
Secretary               Group Inc.

                        American Enterprise Investment   70400 AXP Financial Center,        Secretary
                        Services Inc.                    Minneapolis, MN 55474

                        Ameriprise Bank, FSB             9393 Ameriprise Financial          Secretary
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President, Chief Governance
                                                         Minneapolis, MN 55474              Officer and Corporate Secretary

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Secretary
                        Inc.                             Center, Minneapolis, MN 55474

                        Ameriprise Holdings, Inc.                                           Secretary

                        Ameriprise Insurance Company     3500 Packerland Drive              Secretary
                                                         De Pere, WI 54115

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Secretary
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       Secretary
                        LLC

                        IDS Capital Holdings Inc.                                           Secretary

                        IDS Futures Corporation          570 Ameriprise Financial Center,   Secretary
                                                         Minneapolis, MN 55474

                        IDS Management Corporation                                          Secretary

                        IDS Property Casualty            3500 Packerland Drive              Secretary
                        Insurance Company                De Pere, WI 54115

                        Investors Syndicate                                                 Secretary
                        Development Corporation

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Secretary
                        Incorporated                     10017

                        RiverSource CDO Seed                                                Secretary
                        Investments, LLC

                        RiverSource Fund Distributors,                                      Secretary
                        Inc.

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Secretary
                                                         Center, Minneapolis, MN 55474



                        RiverSource Life Insurance       20 Madison Ave. Extension,         Secretary
                        Company of New York              Albany, NY 12005

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Secretary
                        Company                          Minneapolis, MN 55474

                        RiverSource Service              734 Ameriprise Financial Center,   Secretary
                        Corporation                      Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Secretary

                        RiverSource Tax Advantaged                                          Secretary
                        Investments, Inc.

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Secretary
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Secretary
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Secretary
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Secretary
                                                         10017

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Scott Roane Plummer,    Advisory Capital Strategies                                         Chief Legal Officer
Chief Legal Officer     Group Inc.
and Assistant
Secretary

                        Ameriprise Certificate Company   70100 Ameriprise Financial         Vice President, General Counsel and
                                                         Center, Minneapolis, MN 55474      Secretary

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President - Asset Management
                                                         Minneapolis, MN 55474              Compliance

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Vice President and Chief Counsel -
                        Inc.                             Center, Minneapolis, MN 55474      Asset Management

                        Ameriprise Trust Company                                            Chief Legal Officer

                        Boston Equity General Partner                                       Chief Legal Officer
                        LLC

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Chief Legal Officer
                        Incorporated                     10017

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Chief Counsel
                                                         Center, Minneapolis, MN 55474

                        RiverSource Service Corporation  734 Ameriprise Financial Center,   Vice President and Chief Legal
                                                         Minneapolis, MN 55474              Officer

                        RiverSource Fund Distributors,                                      Chief Counsel
                        Inc.

                        RiverSource Services, Inc.                                          Chief Counsel

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Chief Counsel
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Chief Counsel
                                                         10017



Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
William Frederick       Advisory Capital Strategies                                         Director and President
'Ted' Truscott          Group Inc.
Chairman, Chief
Investment Officer
and President

                        Ameriprise Certificate Company   70100 Ameriprise Financial         Director, President and Chief
                                                         Center, Minneapolis, MN 55474      Executive Officer

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   President - U.S. Asset Management,
                                                         Minneapolis, MN 55474              Annuities and Chief Investment Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Senior Vice President and Chief
                        Inc.                             Center, Minneapolis, MN 55474      Investment Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       President
                        LLC

                        IDS Capital Holdings Inc.                                           Director and President

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Chairman and President
                        Incorporated                     10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Board Member
                                                         Minneapolis, MN 55402

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Chairman and Chief Executive Officer
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Chairman and Chief Executive Officer
                        Inc.

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Director
                        Company                          Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Chairman and Chief Executive Officer

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      President
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      President
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      President
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      President
                                                         10017

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Ltd.

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Sarl

* Unless otherwise noted, address is 50606 Ameriprise Financial Center, Minneapolis, MN 55474


Item 27. Principal Underwriter


(a) RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE RIVERSOURCE FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc., RiverSource Tax-Exempt Series, Inc.; and RiverSource Variable Series Trust.

THE SELIGMAN FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.



(b) As to each director, principal officer or partner of RiverSource Fund Distributors, Inc.

Name and
Principal Business Address          Positions and Offices with Underwriter   Positions and Offices with Fund
---------------------------------   --------------------------------------   -----------------------------------
William Frederick "Ted" Truscott*   Chairman and Chief Executive Officer     Director and Vice President
Jeffrey Lee McGregor, Sr.*          Director and President                   None
Patrick Thomas Bannigan*            Director and Vice President              President
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Christopher P. Keating*             Vice President                           None
Emily Calcagno**                    Vice President                           None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel and
                                                                             Secretary
James F. Angelos*                   Chief Compliance Officer                 None
Thomas R. Moore*                    Secretary                                None
Walter Berman*                      Treasurer                                None
Eleanor T. M. Hoagland**            Anti-Money Laundering Officer            None

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

**   Business address is: 100 Park Avenue, New York, NY 10017.

(c) Not Applicable



Item 28. Location of Accounts and Records

         Ameriprise Financial, Inc.
         707 Second Avenue, South
         Minneapolis, MN 55402

         Iron Mountain Records Management
         920 & 950 Apollo Road
         Eagan, MN 55121

         Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE MANAGERS SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 27th day of July, 2009.

RIVERSOURCE MANAGERS SERIES, INC.


By /s/ Patrick T. Bannigan
   -------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   -------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of July, 2009.

           Signature                     Capacity                   Signature                 Capacity
           ---------                ------------------  ----------------------------------  -----------


/s/ Stephen R. Lewis, Jr.*          Chair of the Board  /s/ Jeffrey Laikind*                Director
----------------------------------                      ----------------------------------
Stephen R. Lewis, Jr.                                   Jeffrey Laikind


/s/ Kathleen A. Blatz*              Director            /s/ John F. Maher*                  Director
----------------------------------                      ----------------------------------
Kathleen A. Blatz                                       John F. Maher


/s/ Arne H. Carlson*                Director            /s/ Catherine James Paglia*         Director
----------------------------------                      ----------------------------------
Arne H. Carlson                                         Catherine James Paglia


/s/ Pamela G. Carlton*              Director            /s/ Leroy C. Richie*                Director
----------------------------------                      ----------------------------------
Pamela G. Carlton                                       Leroy C. Richie


/s/ Patricia M. Flynn*              Director            /s/ Alison Taunton-Rigby*           Director
----------------------------------                      ----------------------------------
Patricia M. Flynn                                       Alison Taunton-Rigby


/s/ Anne P. Jones*                  Director            /s/ William F. Truscott*            Director
----------------------------------                      ----------------------------------
Anne P. Jones                                           William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-57852, by:


/s/ Scott R. Plummer
----------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 21
                     TO REGISTRATION STATEMENT NO. 333-57852

This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

The prospectuses for:
   RiverSource Partners Aggressive Growth Fund.
   RiverSource Partners Fundamental Value Fund.
   RiverSource Partners Select Value Fund.
   RiverSource Partners Small Cap Equity Fund.
   RiverSource Partners Small Cap Value Fund.

Part B.

   Statement of Additional Information.
   Financial Statements.

Part C.

Other information.
The signatures.

                                  EXHIBIT INDEX

(d)(25) Subadvisory Agreement, dated Nov. 13, 2008, between RiverSource Investments, LLC and Metropolitan West Capital Management, LLC.

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)     Consent of Independent Registered Public Accounting Firm (Ernst & Young
        LLP).

(p)(6) Code of Ethics, amended Dec. 31, 2008, adopted under Rule 17j-1 for RiverSource Partners Small Cap Equity Fund's Subadviser Jennison Associates LLP.

(p)(13) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Select Value Fund's and RiverSource Partners Variable Portfolio - Select Value Fund's Subadviser Systematic Financial Management, L.P.

(p)(14) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Select Value Fund's and RiverSource Partners Variable Portfolio - Select Value Fund's Subadviser WEDGE Capital Management L.L.P. revised Sept. 9, 2008.

(q) Directors/Trustees Power of Attorney to sign amendments to this Registration Statement, dated Jan. 8, 2009.